               As filed with Securities and Exchange Commission on
                                  May 1, 2002
                                                      Registration No. 333-53673
         -------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          ----------------------------
                                    FORM S-6
                      POST-EFFECTIVE AMENDMENT No.5 to the
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                           ---------------------------
                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                              (Exact Name of Trust)
                     GENERAL AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                700 Market Street
                               St. Louis, MO 63101
              (Address of depositor's principal executive offices)

                              ---------------------
                                 MARIE C. SWIFT
                            Associate General Counsel
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02117
                     (Name and address of agent for service)

                                   Copies to:
                                 STEPHEN E. ROTH
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                           ---------------------------

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [X] on May 1, 2002 pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date)pursuant to paragraph (a)(1) of Rule 485

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Flexible Premium Variable Life Insurance Policies.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                       REGISTRATION STATEMENT ON FORM S-6

                              CROSS-REFERENCE SHEET

FORM N-8B-2
ITEM NO.                   CAPTION IN PROSPECTUS
--------                   ---------------------
1                          Cover Page
2                          Cover Page
3                          Inapplicable
4                          Distribution of the Policies
5                          The Company
6                          The Separate Account
9                          Inapplicable
10(a)                      Policy Rights
10(b)                      Policy Benefits; Payments and Allocation of Premiums
10(c), (d), (e)            Death Benefit; Cash Value; Conversion Privilege;
                           Surrender; Partial Withdrawals and Pro Rata
                           Surrender; Right to Examine Policy; Loans; Transfers;
                           Payments and Allocation Premiums
10(f), (g), (h)            Voting Rights; Conformity with Statutes
10(i)                      Incontestability; Suicide; Misstatement of Age or
                           Sex and Corrections; Postponement of Payments from
                           the Separate Account; Allocation of Net Premiums and
                           Cash Value
11                         The Separate Account
12                         Summary-The Separate Account; Distribution of
                           the Policies
13                         Charges and Deductions; Distribution of the Policies;
                           Separate Account Charges; Appendix A
14                         Premiums; Distribution of the Policies
15                         Premiums
16                         Summary-The Separate Account
17                         Captions referenced under Items 10(c), (d), (e) and
                           (i) above
18                         The Separate Account
19                         Records and Reports; Distribution of the Policies
20                         Captions referenced under Items 6 and 10(g) above
21                         Loans
22                         Inapplicable
23                         Distribution of the Policies
24                         Incontestability, Suicide, Misstatement of Age or
                           Sex and Corrections
25                         The Company
26                         Distribution of the Policies
27                         The Company
28                         Management

FORM N-8B-2
ITEM NO.                   CAPTION IN PROSPECTUS
--------                   ---------------------
29                         The Company
30                         Inapplicable
31                         Inapplicable
32                         Inapplicable
33                         Inapplicable
34                         Distribution of the Policies
35                         The Company
36                         Inapplicable
37                         Inapplicable
38                         Distribution of the Policies
39                         Distribution of the Policies
40                         Distribution of the Policies
41(a)                      Distribution of the Policies
42                         Inapplicable
43                         Inapplicable
44(a)                      Summary-The Separate Account; Premiums; Premium
                           Expense Charges; Premiums
44(b)                      Charges and Deductions
44(c)                      Premiums; Premium Expense Charges
45                         Inapplicable
46                         Summary-The Separate Account; Captions
                           referenced under Items 10(c), (d) and (e) above
47                         Inapplicable
48                         Inapplicable
49                         Inapplicable
50                         Inapplicable
51                         Cover Page; Death Benefit; Policy Lapse and Reinstatement;
                           Charges and Deductions; Additional Insurance Benefits;
                           Conversion Privilege; Control of Policy; Beneficiary;
                           Premiums; Distribution of the Policies
52                         Conformity with Statutes
53                         Federal Tax Matters
54                         Inapplicable
55                         Inapplicable
59                         Financial Statements

                    FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR

                         VARIABLE LIFE INSURANCE POLICY

                                   ISSUED BY
                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                               700 Market Street
                              St. Louis, MO 63101
                                 (314) 231-1700

     This Prospectus describes a flexible premium joint and last survivor variable life insurance Policy ("the Policy") offered by General American Life Insurance Company ("General American" or "the Company"). The Policy is designed to provide lifetime insurance protection and to provide maximum flexibility to vary premium payments and change the level of death benefits payable under the Policy. This flexibility allows you to provide for changing insurance needs under a single insurance policy. You also have the opportunity to allocate Net Premiums among several investment portfolios with different investment objectives.

     The Policy provides:

(1) a Cash Surrender Value that can be obtained by surrendering the Policy;

(2) Policy Loans; and

(3) a death benefit payable at the death of the Last Insured. As long as a Policy remains in force before the younger Insured's Attained Age 100, the death benefit will be at least the current Face Amount of the Policy. A Policy will remain in force as long as its Cash Surrender Value is sufficient to pay the monthly charges.

     After the end of the "Right to Examine Policy" period, you may allocate the Net Premiums to one or more of the Divisions of General American Separate Account Eleven ("the Separate Account") or in certain contracts to General American's General Account.


     You will find a list of the Funds in the Separate Account, their investment managers, and their investment objectives in the Summary that begins on page A-5. Note that investment results in the Separate Account are not guaranteed--you may either make money or lose money. Depending on investment results, the policy could lapse or the death benefit could change. The Prospectus of each Fund contains a full description of the Fund, including the investment policies, restrictions, risks, and charges. You should receive a Prospectus for each Fund along with this Prospectus for the Policy.


     In most Policies you may also invest all or part of your Cash Value in the General Account, which guarantees at least 4% interest.

     It may not be advantageous to purchase a Policy as a replacement for another type of life insurance or as a means to obtain additional insurance protection if the purchaser already owns another flexible premium joint and last survivor variable life insurance policy.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.


     PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE. THE POLICIES ARE NOT AVAILABLE IN ALL STATES.

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.


     THE POLICIES AND FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.



                                  MAY 1, 2002

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
SUMMARY.....................................................   A-4
DEFINITIONS.................................................  A-17
THE COMPANY AND THE SEPARATE ACCOUNT........................  A-19
  The Company...............................................  A-19
  The Separate Account......................................  A-19
  Addition, Deletion or Substitution of Investments.........  A-21
  Other Funds and Share Classes.............................  A-22
POLICY BENEFITS.............................................  A-22
  Death Benefit.............................................  A-22
  Cash Value................................................  A-25
POLICY RIGHTS...............................................  A-26
  Loans.....................................................  A-26
  Surrender, Partial Withdrawals and Pro Rata Surrender.....  A-28
  Conversion Privilege......................................  A-30
  Transfers.................................................  A-30
  Portfolio Rebalancing.....................................  A-31
  Dollar Cost Averaging.....................................  A-31
  Right to Examine Policy...................................  A-32
  Death Benefit at Attained Age 100.........................  A-32
PAYMENT AND ALLOCATION OF PREMIUMS..........................  A-32
  Issuance of a Policy......................................  A-32
  Premiums..................................................  A-33
  Allocation of Net Premiums and Cash Value.................  A-34
  Policy Lapse and Reinstatement............................  A-35
CHARGES AND DEDUCTIONS......................................  A-36
  Premium Expense Charges...................................  A-36
  Monthly Deduction.........................................  A-37
  Contingent Deferred Sales Charge..........................  A-38
  Transaction Charges.......................................  A-39
  Adjustment of Charges.....................................  A-39
  Separate Account Charges..................................  A-39
THE GENERAL ACCOUNT.........................................  A-40
  General Description.......................................  A-40
  The Policy................................................  A-40
  General Account Benefits..................................  A-41
  General Account Cash Value................................  A-41
  Transfers, Surrenders, Partial Withdrawals and Policy
     Loans..................................................  A-41
GENERAL MATTERS.............................................  A-42
  Postponement of Payments from the Separate Account........  A-42
  The Contract..............................................  A-42
  Control of Policy.........................................  A-42
  Beneficiary...............................................  A-42
  Change of Owner or Beneficiary............................  A-43

                                                              PAGE
                                                              ----
  Policy Changes............................................  A-43
  Conformity with Statutes..................................  A-43
  Claims of Creditors.......................................  A-43
  Incontestability..........................................  A-43
  Assignment................................................  A-43
  Suicide...................................................  A-43
  Misstatement of Age or Sex and Corrections................  A-44
  Additional Insurance Benefits.............................  A-44
  Records and Reports.......................................  A-45
DISTRIBUTION OF THE POLICIES................................  A-45
FEDERAL TAX MATTERS.........................................  A-46
  Introduction..............................................  A-46
  Tax Status of the Policy..................................  A-47
UNISEX REQUIREMENTS UNDER MONTANA LAW.......................  A-50
VOTING RIGHTS...............................................  A-50
STATE REGULATION OF THE COMPANY.............................  A-50
MANAGEMENT OF THE COMPANY...................................  A-51
RESTRICTIONS ON FINANCIAL TRANSACTIONS......................  A-53
LEGAL MATTERS...............................................  A-53
LEGAL PROCEEDINGS...........................................  A-53
EXPERTS.....................................................  A-53
ADDITIONAL INFORMATION......................................  A-54
FINANCIAL STATEMENTS........................................  A-54
APPENDIX A--ILLUSTRATIONS OF DEATH BENEFITS AND CASH
  VALUES....................................................  A-55

                                    SUMMARY

     THROUGHOUT THIS SUMMARY, THE TERMS "YOU" AND "YOUR" REFER TO THE OWNER OF THE POLICY. THE OWNER MAY OR MAY NOT BE ONE OF THE PERSONS INSURED UNDER THE POLICY. THE TERMS "WE," "US," AND "OUR" REFER TO GENERAL AMERICAN LIFE INSURANCE COMPANY.


     THE INFORMATION IN THIS SECTION IS JUST A SUMMARY, WRITTEN IN "LAYMEN'S TERMS" TO HELP YOU UNDERSTAND THE POLICY. HOWEVER, BOTH YOUR POLICY AND THIS PROSPECTUS ARE LEGAL DOCUMENTS. IF YOU HAVE QUESTIONS ABOUT THEM, YOU SHOULD CONTACT YOUR AGENT OR OTHER COMPETENT PROFESSIONAL ADVISERS.


     IN PREPARING THIS SUMMARY, WE ASSUME THAT THE POLICY IS IN FORCE, AND THAT YOU HAVE NOT BORROWED ANY OF THE CASH VALUE.

     THE POLICY. You are purchasing a life insurance policy. Like many life insurance policies, it has both a death benefit and a cash value. The death benefit is the amount of money that we will pay to the beneficiary if both of the persons insured under the policy die while the policy is in force. The cash value is the amount of money accumulated in your policy as an investment at any time. The cash value consists of the premiums you have paid, reduced by the expenses deducted for operation of the policy, and either increased or decreased by investment results.


     You have certain rights, including the right to borrow or withdraw money from the policy's cash value and the right to select the Funds in which you will invest your premiums.


     You have the right to review the policy and decide whether you want to keep it. If you decide not to keep the policy, you may return it to us or to your agent during the "Right to Examine Policy Period." This period is sometimes referred to as the "Free Look Period." It normally ends on the later of:

     1. twenty days after you receive the policy or

     2. forty-five days after you signed the application.

     In some states the period may be longer. Your agent can tell you if this is the case.


     During the "Right to Examine Policy Period" we will hold any premiums you have paid in the Money Market Fund. If you return the policy before the end of the free look period, we will cancel the policy and return any premiums you have paid. (For policies issued in Kansas, the rules are different. Your agent can provide you with the details.) (See Policy Rights--Right to Examine Policy.)



     When the "Right to Examine Policy Period" ends, we will deduct any charges due and transfer the rest of the money (your "net premium") into the Funds that you have selected. We will continue to transfer future net premiums into the Funds that you select as soon as we receive the premiums.


     The policy is a "flexible premium" policy. This means that you may, within limits described below, make premium payments at any time and in any amount you choose. You do not have to make premium payments according to a fixed schedule, although you may choose to do so.

     There are limits on the amount that you may pay into the policy without creating tax consequences. If you make a premium payment that exceeds the limit, we will notify you and offer to refund the excess paid.


     We will deduct certain expenses from your cash value. These expenses are described below. In addition, your cash value may increase or decrease, depending on the investment experience of the Funds you select. Because it is possible for your cash value to decrease, you may have to pay additional premiums in order to keep the policy in force.



     As long as there is enough money in your cash value to pay the monthly charges, your death benefit prior to the younger Insured's age 100 will always be at least the face amount of your policy, minus any amount that you have borrowed from the policy. The face amount of your policy means the amount of insurance that you have purchased. It is shown on the specifications page of your policy.


     We will notify you if your cash value is not enough to pay the monthly charges. If that happens, you will have 62 days to make a premium payment big enough to bring your cash value up to the amount required to pay the charges. If you make the premium payment, the policy will stay in force. If you don't, the policy will lapse, or end with no value. (See Payment and Allocation of Premiums--Policy Lapse and Reinstatement.)


     For information concerning compensation paid for the sale of the policies, see Distribution of the Policies.


     INVESTING YOUR CASH VALUE. You may tell us to invest your cash value in either the general account or the separate account, or you may split your cash value between them.


     THE GENERAL ACCOUNT. The general account is an interest-bearing account. Money in the general account is guaranteed to earn at least 4% interest, and it may earn more. General American determines the current interest rate from time to time, and we will notify you in advance of any changes. We have the right to limit the amount of premium payments and cash value that you may put into the general account.



     THE SEPARATE ACCOUNT. The separate account consists of divisions, each of which corresponds to an underlying Fund. Each division may either make money or lose money. Therefore if you invest in a division of the separate account, you may either make money or lose money, depending on the investment experience of that division. There is no guaranteed rate of return in the separate account.



     The following chart shows the Funds that are available under the policy, along with the name of the investment company, the investment manager, and the investment objective of each Fund. These Funds have different investment goals and strategies. You should review the prospectus of each Fund, or seek professional guidance in determining which Fund(s) best meet your objectives.



     NOTE: THE RUSSELL INSURANCE FUNDS ARE ONLY AVAILABLE ON POLICIES WITH AN ISSUE DATE PRIOR TO JANUARY 1, 2000.



       INVESTMENT               INVESTMENT              FUND
        COMPANY                  MANAGER                NAME                      OBJECTIVE
       ----------               ----------              ----                      ---------
General American Capital    Conning Asset          S&P 500 Index      To provide investors with
Company                     Management Company          Fund          long-term capital appreciation
                                                                      that is consistent with investment
                                                                      returns of the Standard and Poor's
                                                                      500 Stock Index.
                            Conning Asset           Money Market      To provide investors with current
                            Management Company          Fund          income while preserving capital
                                                                      and maintaining liquidity. During
                                                                      extended periods of low interest
                                                                      rates, the yields on the Division
                                                                      investing in the Money Market Fund
                                                                      may become extremely low and
                                                                      possibly negative.
                            Conning Asset         Bond Index Fund     To provide investors with current
                            Management Company                        income that reflects the
                                                                      performance of the publicly traded
                                                                      Government and Corporate bond
                                                                      markets, by primarily purchasing
                                                                      corporate and government bonds
                                                                      contained in the Lehman Brothers
                                                                      Government/Corporate Bond Index.
                            Conning Asset         Asset Allocation    To provide investors with a
                            Management Company          Fund          long-term investment return,
                                                                      composed of capital growth and
                                                                      income payments.
                            Conning Asset          Managed Equity     To provide investors with
                            Management Company          Fund          long-term capital growth that is
                                                                      consistent with the investment
                                                                      returns of U.S. common stocks.

       INVESTMENT               INVESTMENT              FUND
        COMPANY                  MANAGER                NAME                      OBJECTIVE
       ----------               ----------              ----                      ---------
General American Capital    Conning Asset          International      To provide investors with
Company                     Management Company       Index Fund       long-term growth of capital that
                                                                      is consistent with the investment
                                                                      returns of foreign stocks,
                                                                      primarily by purchasing foreign
                                                                      publicly-traded common stocks in
                                                                      the Morgan Stanley Capital
                                                                      International, Europe, Australia,
                                                                      and Far East Index ("EAFE(R)
                                                                      Index").
                            Conning Asset          Mid-Cap Equity     To provide investors with
                            Management Company          Fund          long-term growth of capital that
                                                                      is consistent with investment
                                                                      returns of mid-sized companies.
                            Conning Asset            Small-Cap        To provide investors with
                            Management Company      Equity Fund       long-term growth of capital
                                                                      through investment primarily in
                                                                      the common stock of companies no
                                                                      larger than the largest companies
                                                                      in the Russell 2000(R) Value
                                                                      Index.
--------------------------------------------------------------------------------------------------------
Fidelity Variable           Fidelity              Growth Portfolio    To seek to achieve capital
Insurance Products Fund     Management &                              appreciation.
                            Research Company
                            Fidelity               Equity-Income      To seek reasonable income. The
                            Management &             Portfolio        fund will also consider the
                            Research Company                          potential for capital
                                                                      appreciation. The fund's goal is
                                                                      to achieve a yield which exceeds
                                                                      the composite yield of securities
                                                                      comprising the S&P 500.
                            Fidelity                  Overseas        To seek long-term growth of
                            Management &             Portfolio        capital.
                            Research Company
                            Fidelity                High Income       To seek a high level of current
                            Management &             Portfolio        income, while also considering
                            Research Company                          growth of capital.
--------------------------------------------------------------------------------------------------------
Fidelity Variable           Fidelity               Asset Manager      To seek a high total return with
Insurance Products Fund     Management &             Portfolio        reduced risk over the long-term by
II                          Research Company                          allocating its assets among
                                                                      stocks, bonds, and short-term
                                                                      instruments.
--------------------------------------------------------------------------------------------------------
Fidelity Variable           Fidelity                  Mid Cap         To seek long-term growth of
Insurance Products Fund     Management &             Portfolio        capital.
III                         Research Company
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide           Van Eck Associates     Worldwide Hard     To seek long-term capital
Insurance Trust             Corporation             Assets Fund       appreciation by investing
                                                                      primarily in "hard asset
                                                                      securities." Hard asset securities
                                                                      are the stocks and bonds and other
                                                                      securities of companies that
                                                                      derive at least 50% of gross
                                                                      revenue or profit from the
                                                                      exploration, development,
                                                                      production or distribution of
                                                                      precious metals, natural
                                                                      resources, real estate and
                                                                      commodities. Income is a secondary
                                                                      consideration.
                            Van Eck Associates       Worldwide        To seek long-term capital
                            Corporation               Emerging        appreciation by investing in
                                                    Markets Fund      primarily equity securities in
                                                                      emerging markets around the world.
--------------------------------------------------------------------------------------------------------

       INVESTMENT               INVESTMENT              FUND
        COMPANY                  MANAGER                NAME                      OBJECTIVE
       ----------               ----------              ----                      ---------
Russell Insurance Funds     Frank Russell           Multi-Style       To provide income and capital
                            Investment              Equity Fund       growth by investing principally in
                            Management Company                        equity securities.
                            Frank Russell            Aggressive       To provide capital appreciation by
                            Investment              Equity Fund       assuming a higher level of
                            Management Company                        volatility than is ordinarily
                                                                      expected from the Multi-Style
                                                                      Equity Fund, by investing in
                                                                      equity securities.
                            Frank Russell          Non-U.S. Fund      To provide favorable total return
                            Investment                                and additional diversification for
                            Management Company                        US investors by investing
                                                                      primarily in equity and fixed-
                                                                      income securities of non-US
                                                                      companies and securities issued by
                                                                      non-US governments.
                            Frank Russell          Core Bond Fund     To maximize total return through
                            Investment                                capital appreciation and income by
                            Management Company                        assuming a level of volatility
                                                                      consistent with the broad
                                                                      fixed-income market, by investing
                                                                      in fixed-income securities.
--------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust    J.P. Morgan            JPMorgan Bond      To provide high total return
II                          Investment               Portfolio        consistent with moderate risk of
                            Management, Inc.                          capital and maintenance of
                                                                      liquidity.
                            J.P. Morgan            JPMorgan Small     To provide high total return from
                            Investment                Company         a portfolio of small company
                            Management, Inc.         Portfolio        stocks.
--------------------------------------------------------------------------------------------------------
American Century            American Century      Income & Growth     To seek capital growth by
Variable Portfolios         Investment                  Fund          investing in common stocks. Income
                            Management, Inc.                          is a secondary objective.
                            American Century       International      To seek capital growth.
                            Investment                  Fund
                            Management, Inc.
                            American Century         Value Fund       To seek long-term capital growth.
                            Investment                                Income is a secondary objective.
                            Management, Inc.
--------------------------------------------------------------------------------------------------------
SEI Insurance               SEI Investments         VP Large Cap      To provide long-term growth of
Products Trust              Management               Value Fund       capital and income by investing in
                            Corporation                               large cap income-producing U.S.
                                                                      common stocks.
                            SEI Investments         VP Large Cap      To provide capital appreciation by
                            Management              Growth Fund       investing in large cap U.S. common
                            Corporation                               stocks.
                            SEI Investments         VP Small Cap      To provide capital appreciation by
                            Management               Value Fund       investing in common stocks of
                            Corporation                               smaller U.S. companies.
                            SEI Investments         VP Small Cap      To provide long-term capital
                            Management              Growth Fund       appreciation by investing in
                            Corporation                               common stocks of smaller U.S.
                                                                      companies.
                            SEI Investments       VP International    To provide capital appreciation by
                            Management              Equity Fund       investing in equity securities of
                            Corporation                               foreign companies.

       INVESTMENT               INVESTMENT              FUND
        COMPANY                  MANAGER                NAME                      OBJECTIVE
       ----------               ----------              ----                      ---------
SEI Insurance               SEI Investments         VP Emerging       To provide capital appreciation by
Products Trust              Management             Markets Equity     investing in equity securities of
                            Corporation                 Fund          emerging markets companies.
                            SEI Investments        VP Core Fixed      To provide current income and
                            Management              Income Fund       preservation of capital by
                            Corporation                               investing in investment grade U.S.
                                                                      fixed income securities.
                            SEI Investments        VP High Yield      To provide total return by
                            Management               Bond Fund        investing in high yield, high risk
                            Corporation                               fixed income securities rated
                                                                      below investment grade.
                            SEI Investments       VP International    To provide capital appreciation
                            Management              Fixed Income      and current income by investing in
                            Corporation                 Fund          investment grade fixed income
                                                                      securities of foreign government
                                                                      and corporate issuers.
                            SEI Investments         VP Emerging       To provide total return by
                            Management              Markets Debt      investing in U.S. dollar
                            Corporation                 Fund          denominated debt securities of
                                                                      emerging market issuers.
--------------------------------------------------------------------------------------------------------
Metropolitan Series         MetLife Advisers,      Janus Mid Cap      Long-term growth of capital.
Fund, Inc.                  LLC                      Portfolio
                            MetLife Advisers,       Janus Growth      Long-term growth of capital.
                            LLC                      Portfolio
                            MetLife Advisers,       Russell 2000      To equal the return of the Russell
                            LLC                   Index Portfolio     2000 Index.
                            MetLife Advisers,      T. Rowe Price      Long-term growth of capital and,
                            LLC                   Large Cap Growth    secondarily, dividend income.
                                                     Portfolio
                            MetLife Advisers,          Putnam         Long-term growth of capital.
                            LLC                    International
                                                  Stock Portfolio
                            MetLife Advisers,     Neuberger Berman    Capital growth.
                            LLC                   Partners Mid Cap
                                                       Value
                                                     Portfolio
                            MetLife Advisers,      Harris Oakmark     Long-term capital appreciation.
                            LLC                   Large Cap Value
                                                     Portfolio
                            MetLife Advisers,      T. Rowe Price      Long-term capital growth.
                            LLC                      Small Cap
                                                  Growth Portfolio
--------------------------------------------------------------------------------------------------------
New England Zenith Fund     MetLife Advisers,       Alger Equity      Long-term capital appreciation.
                            LLC                    Growth Series
                            MetLife Advisers,      Harris Oakmark     Long-term capital appreciation.
                            LLC                    Focused Value
                                                       Series
                            MetLife Advisers,      Davis Venture      Growth of capital.
                            LLC                     Value Series
                            MetLife Advisers,       State Street      Competitive total return primarily
                            LLC                    Research Bond      from investing in fixed-income
                                                   Income Series      securities.
--------------------------------------------------------------------------------------------------------

       INVESTMENT               INVESTMENT              FUND
        COMPANY                  MANAGER                NAME                      OBJECTIVE
       ----------               ----------              ----                      ---------
Met Investors Series        Met Investors              PIMCO          To seek capital appreciation; no
Trust                       Advisory LLC             Innovation       consideration is given to income.
                                                     Portfolio
                            Met Investors           MFS Mid Cap       Long-term growth of capital.
                            Advisory LLC          Growth Portfolio
                            Met Investors         Met/AIM Mid Cap     Long-term growth of capital.
                            Advisory LLC            Core Equity
                                                     Portfolio
                            Met Investors          Met/AIM Small      Long-term growth of capital.
                            Advisory LLC             Cap Growth
                                                     Portfolio
                            Met Investors           State Street      Long-term growth of capital.
                            Advisory LLC              Research
                                                    Concentrated
                                                   International
                                                     Portfolio
                            Met Investors           PIMCO Total       To seek maximum total return,
                            Advisory LLC          Return Portfolio    consistent with the preservation
                                                                      of capital and prudent investment
                                                                      management.
--------------------------------------------------------------------------------------------------------
American Funds Insurance    Capital Research       American Funds     To seek capital appreciation
Series                      and Management          Growth Fund       through stocks.
                            Company
                            Capital Research       American Funds     To seek capital appreciation and
                            and Management         Growth-Income      income.
                            Company                     Fund
                            Capital Research       American Funds     To seek capital appreciation
                            and Management          Global Small      through stocks.
                            Company                Capitalization
                                                        Fund



     You may change the investments that you want to use for your future premiums by notifying our Administrative Office.



     You may allocate your Policy's cash value to a cumulative maximum of 49 accounts (including the General Account) over the life of the Policy. You may transfer your cash value among the various investment funds, and you may withdraw money, but there are certain rules. We don't charge you a transaction fee for the first twelve transfers or withdrawals in a policy year, but we may charge a $25 fee for each transfer or withdrawal after the first twelve. (A policy year is measured beginning on the anniversary of the date that the policy was issued, and ending on the day before the next anniversary.)


     We have the right to change or eliminate transfers in the future, although we don't currently intend to do so.

     CHARGES AND DEDUCTIONS. There are certain costs that we charge you for issuing your policy and keeping it in force. This section describes those charges--what they are and what they cover.

     SALES CHARGE. Each time you pay a premium, we deduct a portion to cover expenses of the policy. Part of this deduction covers sales charges. We guarantee that this part of the deduction will never exceed the following amounts:

     - in the first policy year, 15% of the amount you pay up to the target premium and 5% of the amount you pay above the target premium. (The amount of the target premium varies by age and risk class, and is shown in your policy.)

     - in the 2nd through 10th Policy Years, 5% of the actual premium you pay;

     - in the 11th Policy Year and later, 2% of the actual premium you pay.

     For policies issued in the state of Oregon we deduct an additional 2% of actual premium paid in all policy years.

     TAX CHARGE. The Federal government and many states and territories impose taxes or charges on insurance premiums. We deduct from your premium payment the amount required to pay these taxes and charges. We deduct 1.3% of each premium payment to pay the Federal charge. The amount we deduct to pay the state and territory charges varies by state. It ranges from 0% to 4%, with an average of about 2.1%.

     If the tax rates change, we may change the amount of the deduction to cover the new charge. (See Charges and Deductions--Premium Expense Charges.)

     If we are required by law to pay taxes based on the separate account, we may charge an appropriate share to policies that invest in the separate account. (See Federal Tax Matters.)


     SURRENDER CHARGE. If you surrender your policy or let it lapse during the first ten policy years, we will keep part of the cash value to help us recover the costs of selling and issuing the policy. This charge is called a Contingent Deferred Sales Charge (CDSC) or, more simply, a surrender charge. If you withdraw money from your policy or if you surrender a portion of your policy, a pro-rated portion of the surrender charge will generally be due. (See Charges and Deductions--Contingent Deferred Sales Charge.)



     The maximum surrender charge is 45% of the target premium if you surrender the policy or let it lapse during the first five policy years. After that the amount of the surrender charge goes down each month. After the 10th policy year there is no charge.


     There is a table in your policy that shows the amount of the target premium and the percentage of the surrender charge for each month.

     Of course, if you don't surrender all or part of your policy, or let it lapse, or withdraw cash from it, then you will not pay a surrender charge.

     (See Policy Rights--Surrender, Partial Withdrawals, and Pro-Rata Surrender; Policy Benefits--Death Benefit; and Charges and Deductions--Contingent Deferred Sales Charge.)

     Under certain conditions, applied in a uniform and nondiscriminatory manner, we may reduce the surrender charge. (See Adjustment of Charges.)

     ADMINISTRATIVE FEE. We charge a monthly fee to cover your policy's administrative cost. This charge is $25 each month for the first policy year, and $6 each month after the first policy year. We will deduct the charge from your cash value each month.

     SELECTION AND ISSUE EXPENSE CHARGE. This charge allows us to recover part of the commissions and other costs of issuing your policy. We determine the amount of the charge based on the size of your policy and on the age, sex, and risk class of the persons insured under the policy.

     The charge ranges from about 4 cents per $1,000 of Face Amount to about 65 cents per $1,000. We deduct the charge from your cash value each month for the first ten policy years.

     COST OF INSURANCE. Because this is a life insurance policy, it has a death benefit. We charge an insurance cost each month to cover the risk that you will die and we will have to pay the death benefit.

     The amount of this charge varies with the age, sex, risk class of the persons insured under the policy, and the amount of the death benefit at risk--if the risk of death or the amount of the death benefit is greater, then the cost of insurance is also greater. We deduct the cost of insurance from your cash value each month.

     We make another charge to cover mortality and expense risks under the Policy. We calculate this charge based on a percentage of the net assets in each division of the separate account. Rather than deducting the charge from the cash value, we apply the charge by adjusting the net rate of return in the separate account. We guarantee that the charge will not exceed the following amounts, shown on an annual percentage basis:

Policy years 1-10....................  .55% of net separate account assets
Policy years 11-20...................  .45% of net separate account assets
Policy years 21+.....................  .35% of net separate account Assets

     (See Charges and Deductions--Separate Account Charges.)


     We pay the operating expenses of the separate account. The Funds pay for their own operating expenses and management fees. For a description of these charges, see Charges and Deductions--Separate Account Charges.



     The following chart shows the operating expenses of the Funds as reported for the fiscal year ending December 31, 2001, after any applicable expense subsidy.



                               ANNUAL FUND OPERATING EXPENSES(1)
                             AS A PERCENTAGE OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
                                                                              OTHER
FUND                                                     MANAGEMENT FEE      EXPENSES      TOTAL
----                                                     --------------      --------      -----
                                GENERAL AMERICAN CAPITAL COMPANY
S&P 500 Index Fund                                          .10%              .05%         .15%
Money Market Fund                                           .13%              .08%         .21%
Bond Index Fund                                             .25%              .05%         .30%
Managed Equity Fund(2)                                      .50%              .10%         .60%
Asset Allocation Fund(2)                                    .55%              .10%         .65%
International Index Fund                                    .50%              .30%         .80%
Mid-Cap Equity Fund                                         .55%              .10%         .65%
Small-Cap Equity Fund                                       .75%              .05%         .80%
                                   RUSSELL INSURANCE FUNDS(3)
Multi-Style Equity Fund                                     .71%              .21%         .92%
Aggressive Equity Fund                                      .82%              .43%         1.25%
Non-U.S. Fund                                               .82%              .48%         1.30%
Core Bond Fund                                              .52%              .28%         .80%
                    AMERICAN CENTURY VARIABLE PORTFOLIOS (CLASS I SHARES)(4)
Income & Growth Fund                                        .70%              .00%         .70%
International Fund                                         1.26%              .00%         1.26%
Value Fund                                                  .97%              .00%         .97%
                                  J.P. MORGAN SERIES TRUST II
Bond Portfolio                                              .30%              .45%         .75%
Small Company Portfolio                                     .60%              .55%         1.15%
              FIDELITY VARIABLE INSURANCE PRODUCTS FUND (INITIAL CLASS SHARES)(5)
Equity-Income Portfolio                                     .48%              .10%         .58%
Growth Portfolio                                            .58%              .10%         .68%
Overseas Portfolio                                          .73%              .19%         .92%
High Income Portfolio                                       .58%              .13%         .71%

                               ANNUAL FUND OPERATING EXPENSES(1)
                             AS A PERCENTAGE OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
                                                                              OTHER
FUND                                                     MANAGEMENT FEE      EXPENSES      TOTAL
----                                                     --------------      --------      -----
              FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (INITIAL CLASS SHARES)
Asset Manager Portfolio(5)                                  .53%              .11%         .64%
              FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (INITIAL CLASS SHARES)
Mid Cap Portfolio(5)                                        .58%              .11%         .69%
                               VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Hard Assets Fund                                 1.00%              .18%         1.18%
Worldwide Emerging Markets Fund                            1.00%              .30%         1.30%
                        SEI INSURANCE PRODUCTS TRUST (CLASS A SHARES)(6)
Large Cap Value Fund                                        .23%              .62%         .85%
Large Cap Growth Fund                                       .32%              .53%         .85%
Small Cap Value Fund                                        .61%              .49%         1.10%
Small Cap Growth Fund                                       .62%              .48%         1.10%
International Equity Fund                                   .47%              .81%         1.28%
Emerging Markets Equity Fund                                .73%              1.22%        1.95%
Core Fixed Income Fund                                      .20%              .40%         .60%
High Yield Bond Fund                                        .46%              .39%         .85%
International Fixed Income Fund                             .30%              .70%         1.00%
Emerging Markets Debt Fund                                  .53%              .82%         1.35%
                        METROPOLITAN SERIES FUND, INC. (CLASS A SHARES)
Janus Mid Cap Portfolio                                     .67%              .07%         .74%
Janus Growth Portfolio(7)                                   .80%              .15%         .95%
Russell 2000 Index Portfolio(7)                             .25%              .30%         .55%
T. Rowe Price Large Cap Growth Portfolio(8)                 .63%              .13%         .76%
Putnam International Stock Portfolio(8)                     .90%              .26%         1.16%
Neuberger Berman Partners Mid Cap Value Portfolio(8)        .69%              .12%         .81%
Harris Oakmark Large Cap Value Portfolio(8)                 .75%              .11%         .86%
T. Rowe Price Small Cap Growth Portfolio                    .52%              .09%         .61%
                            NEW ENGLAND ZENITH FUND (CLASS A SHARES)
Alger Equity Growth Series                                  .75%              .09%         .84%
Harris Oakmark Focused Value Series(9)                      .75%              .12%         .87%
Davis Venture Value Series(9)                               .75%              .08%         .83%
State Street Research Bond Income Series                    .40%              .09%         .49%
                        MET INVESTORS SERIES TRUST (CLASS A SHARES)(10)
PIMCO Innovation Portfolio                                  .00%              1.10%        1.10%
MFS Mid Cap Growth Portfolio                                .00%              .80%         .80%
Met/AIM Mid Cap Core Equity Portfolio                       .00%              .90%         .90%
Met/AIM Small Cap Growth Portfolio                          .00%              1.05%        1.05%
State Street Research Concentrated International
  Portfolio                                                 .00%              1.10%        1.10%
PIMCO Total Return Portfolio                                .00%              .65%         .65%

                               ANNUAL FUND OPERATING EXPENSES(1)
                             AS A PERCENTAGE OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
                        AMERICAN FUNDS INSURANCE SERIES (CLASS 2 SHARES)
                                                                     12B-1      OTHER
                                                   MANAGEMENT FEE     FEE      EXPENSES    TOTAL
                                                   --------------    ------    --------    -----
American Funds Growth Fund                            .37%            .25%      .01%       .63%
American Funds Growth-Income Fund                     .33%            .25%      .02%       .60%
American Funds Global Small Capitalization Fund       .80%            .25%      .03%       1.08%


------------

 (1)The Fund expenses shown above are collected from the underlying Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Cash Value. These underlying Fund Expenses are taken into consideration in computing each Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Fund. The information relating to the Fund expenses was provided by the Fund and was not independently verified by General American. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.



 (2)The expenses shown for the Managed Equity Fund and the Asset Allocation Fund have been restated to reflect an increase in management fees that became effective January 6, 2002.



 (3)The Manager of Russell Insurance Funds has voluntarily agreed to waive a portion of its management fees, up to the full amount of that fee, equal to the amount by which each Fund's total operating expenses exceed specified levels, and to reimburse the Funds for all remaining expenses after fee waivers which exceed specified percentages of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for the coming year, but may be revised or eliminated at any time thereafter without notice to shareholders. The specified maximum expense levels are the totals shown in the chart above. Absent the waiver, the management fees and total expenses would have been: Multi-Style Equity Fund, management fee 0.78%, total expenses 0.99% of average daily net assets; Aggressive Equity Fund, management fee 0.95%, total expenses 1.38% of average daily net assets; Non-U.S. Fund, management fee 0.95%, total expenses 1.43% of average daily net assets; Core Bond Fund, management fee 0.60%, total expenses 0.88% of average daily net assets.



 (4)The Adviser to the American Century Variable Portfolios has agreed to provide investment advisory and management services in exchange for a single, unified management fee per class. Under the agreement, the Adviser will pay all expenses other than brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" and extraordinary expenses. For the Income & Growth Fund the fee is .70% of average net assets. For the International Fund, the fee is equal to the following percentages of average net assets: 1.50% of the first $250 million, 1.20% of the next $250 million and 1.10% on balances above $500 million. For the Value Fund the fee is equal to the following percentages of average net assets: 1.00% of the first $500 million, .95% of the next $500 million and .90% on balances over $1 billion.



 (5)Total expenses do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. If these reductions were included, total expenses would have been .57% for the Equity-Income Portfolio, .65% for the Growth Portfolio, .87% for the Overseas Portfolio, .70% for the High Income Portfolio, .63% for the Asset Manager Portfolio and .62% for the Mid Cap Portfolio.



 (6)The SEI Insurance Products Trust's Adviser and Administrator have voluntarily waived a portion of their fee in order to keep total operating expenses at a specified level. Either may discontinue all or part of its waiver at any time. Absent the fee waiver, the Funds' total operating expenses would have been: Large Cap Value Fund, 1.14%; Large Cap Growth Fund, 1.19%; Small Cap Value Fund, 1.45%; Small Cap Growth Fund, 1.46%; International Equity Fund, 2.04%; Emerging Markets Equity Fund, 3.70%; Core Fixed Income Fund, 1.00%; High Yield Bond Fund, 1.31%; International Fixed Income Fund, 1.51%; Emerging Markets Debt Fund, 2.07%.



 (7)MetLife Advisers and the Metropolitan Series Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) ("Expenses") attributable to the Class A shares of certain Portfolios of the

    Metropolitan Series Fund, so that total annual expenses of these Portfolios will not exceed, at any time prior to April 30, 2003, the following percentages: .95% for the Janus Growth Portfolio and .55% for the Russell 2000 Index Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and Expenses paid with respect to the Janus Growth Portfolio, if, in the future, actual Expenses of the Portfolio are less than the expense limit. Absent this agreement, total annual expenses for the year ended December 31, 2001 would have been 2.26% for the Janus Growth Portfolio and .56% for the Russell 2000 Index Portfolio.



 (8)Total expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, total expenses would have been .75% for the T. Rowe Price Large Cap Growth Portfolio, 1.14% for the Putnam International Stock Portfolio, .69% for the Neuberger Berman Partners Mid Cap Value Portfolio and .84% for the Harris Oakmark Large Cap Value Portfolio.



 (9)Total expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, total expenses would have been .84% for the Harris Oakmark Focused Value Series and .82% for the Davis Venture Value Series.



(10)Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) will not exceed, at any time prior to April 30, 2003, the following percentages:
    1.10% for the PIMCO Innovation Portfolio, .80% for the MFS Mid Cap Growth Portfolio, .90% for the Met/AIM Mid Cap Core Equity Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.10% for the State Street Research Concentrated International Portfolio and .65% for the PIMCO Total Return Portfolio. Absent this Agreement, total annual expenses (and management fees) for the period ended December 31, 2001 would have been 3.97% (1.05%) for the PIMCO Innovation Portfolio, 2.35% (.65%) for the MFS Mid Cap Growth Portfolio and 1.15% (.50%) for the PIMCO Total Return Portfolio (annualized from the February 12, 2001 start date for these Portfolios); and 6.93% (.75%) for the Met/AIM Mid Cap Core Equity Portfolio, 4.97% (.90%) for the Met/AIM Small Cap Growth Portfolio and 5.44% (.85%) for the State Street Research Concentrated International Portfolio (annualized from the October 9, 2001 start date for these Portfolios). Under certain circumstances, any fees waived or expenses reimbursed by Met Investors Advisory may, with the approval of the Trust's Board of Trustees, be repaid to Met Investors Advisory.



     An investment adviser or affiliates thereof may compensate General American and/or certain affiliates for administrative, distribution, or other services relating to the Funds. We (or our affiliates) may also be compensated with 12b-1 fees from the Funds. This compensation is based on assets of the Funds attributable to the Policies and certain other variable insurance products that we and our affiliates issue. Some Funds or their advisers (or other affiliates) may pay us more than others, and the amounts may be significant. An affiliate of General American may also receive brokerage commissions on securities transactions initiated by an investment adviser.


     PREMIUMS. Within limits, you decide how much money you want to put into the policy. There is a minimum premium that you have to pay to put the policy in force. That amount is 1/12 of the "minimum initial annual premium amount" shown on the specifications page of your policy.

     After the policy is in force, you may pay any amount you want as long as the cash value is always enough to cover the surrender charge and the current month's expenses. If you continue to pay at least 1/12 of the minimum initial annual premium each month (or to prepay it), and if you don't withdraw or borrow cash from the policy, we guarantee that the policy will not lapse during the first five policy years, even if the cash value is not enough to cover the charges.

     If you have borrowed or withdrawn money from your cash value, you can still keep your no-lapse guarantee in force for the first five years. Here is how it works. Each month, we look at the total amount of premium that you have paid into the policy since it was issued. We then subtract the amount of money that you have withdrawn or borrowed. If the amount left is at least equal to 1/12 of the annual minimum premium, multiplied by the number of months the policy has been in force, then your no-lapse guarantee still applies. If not, then we will notify you that you have 62 days to make enough of a premium payment to restore the no-lapse guarantee. If you do not make the payment, your policy could lapse, or end with no value.

     If you have converted a General American term insurance policy to this policy, and if the term policy includes conversion credits, you may apply those credits to reduce your first-year minimum premium.

     You can set up a schedule of payments, and we will send you reminders, but you are not required to make the payments as long as the cash value covers the surrender charge and the current month's expenses. (See Payment and Allocation of Premiums.)

     DEATH BENEFIT. If both of the persons insured under the policy die while the policy is in force, we will pay a death benefit to the beneficiary following the second death. You can select one of three death benefits at the time the policy is issued:

     - Option A: The death benefit is the greater of the face amount of the policy or an "applicable percentage" of the cash value.

     - Option B: The death benefit is the greater of the face amount of the policy plus the cash value, or an "applicable percentage" of the cash value.

     - Option C: The death benefit is the greater of the face amount of the policy, or the cash value multiplied by an attained age factor.

     As long as the policy remains in force and the younger person insured is less than 100 years old, the minimum death benefit under any death benefit option will be at least the current face amount.


     We will increase the death benefit by any dividends earned prior to the death of the second person insured, and by the cost of insurance from the date of the second death to the end of the month, and will reduce it by any outstanding loans and interest. (Dividends are only paid on participating Policies, which we no longer issue.) We will pay the death benefit according to the settlement options available at the time of death. (See Policy Benefits--Death Benefit.)


     The minimum face amount at issue is generally $100,000 under our current rules. Subject to certain restrictions, you may change the face amount and the death benefit option. In certain cases we may require evidence that the person insured under the policy is still insurable. (See Change in Death Benefit Option, and Change In Face Amount.)


     You may include additional insurance benefits with your policy, such as term insurance. Term riders generally provide death benefit coverage at a lower overall cost than coverage under the base Policy; however, term riders have no surrenderable cash value. The available additional benefits are described under General Matters--Additional Insurance Benefits. If you elect any additional benefits, we will deduct the charges for those benefits from your Cash Value.


     CASH VALUE. Your Policy has a cash value that is the total amount credited to you in the separate account, the loan account, and the general account. The cash value increases by the amount of net premium payments, and decreases by partial withdrawals and expense charges for the policy. It may either increase or decrease based on the investment experience of the separate account divisions that you have selected. (See Policy Benefits--Cash Value.)

     There is no minimum guaranteed cash value.

     POLICY LOANS. You may borrow against the cash value of your policy. The loan value is the maximum amount that you may borrow. The loan value is:

     --  the cash value on the date we receive the loan request;


     -- plus interest on the cash value to the next anniversary date, calculated at the guaranteed general account interest rate;



     --  minus interest on the loan value to the next policy anniversary;


     --  minus any loans and interest already outstanding;

     --  minus any surrender charges;

     --  minus monthly deductions to the next policy anniversary.

     When you borrow against the policy, we will take the money from the general account and the divisions of the separate account in proportion to your balances in each account.

     Loan interest is due at each policy anniversary. If you don't pay the loan interest, we will add it to the amount of the loan.


     You may repay all or part of the loan at any time. When you make a loan payment, we will put the money back into the general account or the divisions of the separate account in the same proportion that the cash value in each loan subaccount bears to the total cash value in the loan account. (See Policy Rights--Loans.)


     When we pay out the proceeds of your policy, either as a death benefit or as a policy surrender, we will deduct any outstanding loans and interest from the amount we pay. (See Policy Rights--Loans.)

     Loans taken from or secured by a policy may have Federal income tax consequences. (See Federal Tax Matters.)

     SURRENDER, PARTIAL WITHDRAWALS, AND PRO-RATA SURRENDER. You may surrender the policy at any time while it is in force. We will pay you the cash surrender value, plus dividends (if any) earned prior to the surrender.

     After the first year you may request a partial withdrawal of your cash surrender value. Normally, withdrawing a portion of your cash surrender value will reduce your death benefit by the amount of the withdrawal. However, if you have included the Anniversary Partial Withdrawal Rider on your policy, you may withdraw a portion of your cash surrender value without reducing the death benefit. Under this rider, there are limits on how much you can withdraw, and the withdrawal must be at the policy anniversary. You can find more information about the rider under General Matters--Additional Insurance Benefits.

     You may also request a pro-rata surrender of the policy, which allows you to surrender part of the policy and keep the rest in force. You can find more information under Policy Rights--Surrender, Partial Withdrawals, and Pro-Rata Surrender.

     A surrender, partial withdrawal, or Pro-Rata Surrender may have Federal income tax consequences. We suggest that you discuss your situation with a competent tax adviser before taking one of these steps. (See Federal Tax Matters.)

     ILLUSTRATIONS OF DEATH BENEFITS AND CASH SURRENDER VALUES. The death benefit and cash surrender value of your policy will depend on how well your investments perform. In Appendix A we have illustrated some sample policies. Depending on the rate of return, the values may increase or decrease. In order to help you to understand the cost of the policy, we also show how your premium would grow if you simply invested it at 5% interest, compounded annually.

     If you surrender your policy in the first few years, the cash surrender value that you receive may be low compared to what you would have accumulated by investing the premiums at interest. In this case, the insurance protection that you received while the policy was in force will have been expensive.


     We will provide you with a personalized illustration showing hypothetical future cash values if you request it in writing. There is no charge for the first illustration you request per year. We may charge a fee of up to $25 for preparing each additional illustration.



     TAX CONSEQUENCES OF THE POLICY. If your policy was issued in a standard premium class, then we believe that it should qualify as a life insurance contract for Federal income tax purposes. However, if the policy was issued on a substandard basis, it is not clear whether it will qualify as a life insurance contract for tax purposes. The IRS has provided very limited guidance in this area.


     Assuming that the policy does qualify as a life insurance contract for Federal income tax purposes, then we believe that the cash value should be subject to the same tax treatment as the cash value of a conventional fixed-benefit contract. This means that growth in the cash value will not be taxed until you receive a distribution.

     There are some actions that may trigger a tax. If you transfer ownership to someone else, or if you surrender the policy or withdraw cash from it, you may have to pay a tax. Similarly, if you let the policy lapse while there is an outstanding loan, or if you exchange the policy for another policy, you may owe a tax. (See Federal Tax Matters.)


     If you pay too much in premium, your policy may become a "modified endowment contract." If that happens, then some pre-death distributions of cash (including loans) will be taxable income. If there is more cash value in the policy than what you actually paid in premiums, you will be taxed on the excess, to the extent of the amount distributed, in the year in which you receive the distribution. You may withdraw the amount that you paid into the policy without being taxed, but only after you have received the excess as taxable income. In addition, any taxable distribution that you receive before age 59 1/2 will generally be subject to an additional 10% tax.


     On the other hand, if the policy is not a modified endowment contract, then distributions are normally treated first as a return of your "cost basis," or investment in the contract. In this case, you may withdraw up to the amount of the premiums you paid with no tax consequences. After that, any additional distributions are treated as taxable income. In addition, loans from the policy are not treated as distributions, so they are not considered taxable income. Finally, if your policy is not a modified endowment contract, neither distributions or loans are subject to the 10% additional tax (See Federal Tax Matters.)

     Please note that General American is neither a law firm nor a tax adviser, so we cannot give you legal or tax advice. If you have specific legal or tax questions, we suggest that you consult a qualified professional in these fields.

                                     * * *

     This Prospectus describes only those aspects of the Policy that relate to the Separate Account, except where General Account matters are specifically mentioned. For a brief summary of the aspects of the Policy relating to the General Account, see The General Account.

                                  DEFINITIONS

     ATTAINED AGE. The Issue Age of an Insured plus the number of completed Policy Years.

     BENEFICIARY. The person(s) named in the application or by later designation to receive Policy proceeds in the event of the Last Insured's death. A Beneficiary may be changed as set forth in the Policy and this Prospectus.

     CASH VALUE. The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account and the General Account, including the Loan Account.

     CASH SURRENDER VALUE. The Cash Value of a Policy on the date of surrender, less any Indebtedness, and less any surrender charges.


     DIVISION.  A subaccount of the Separate Account.


     EFFECTIVE DATE. The date as of which insurance coverage begins under a policy.


     FACE AMOUNT. The minimum death benefit under the Policy prior to the younger Insured's Attained Age 100, so long as the Policy remains in force.


     FUND. A separate investment portfolio of a registered open-end investment company. Although sometimes referred to elsewhere as "portfolios," they are referred to in this prospectus as "Funds," except where "Portfolio" is part of their name.

     GENERAL ACCOUNT. The assets of the Company other than those allocated to the Separate Account or any other separate account. The Loan Account is part of the General Account.

     INDEBTEDNESS. The sum of all unpaid Policy Loans and accrued interest on loans.

     INSURED.  The persons whose lives are insured under the Policy.

     INVESTMENT START DATE. The date the initial premium is applied to the Money Market Division of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at General American's Administrative Office.


     ISSUE AGE. The age of each Insured at his or her nearest birthday as of the date the Policy is issued.

     ISSUE DATE. The date from which Policy Anniversaries, Policy Years, and Policy Months are measured.

     LAST INSURED. The Insured whose death succeeds the death of all other Insureds under the Policy.

     LOAN ACCOUNT. The account of the Company to which amounts securing Policy Loans are allocated. The Loan Account is part of General American's General Account.

     LOAN SUBACCOUNT. A Loan Subaccount exists for the General Account and for each Division of the Separate Account. Any Cash Value transferred to the Loan Account will be allocated to the appropriate Loan Subaccount to reflect the origin of the Cash Value. At any point in time, the Loan Account will equal the sum of all the Loan Subaccounts.

     MONTHLY ANNIVERSARY. The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

     NET PREMIUM. The premium less the premium expense charges (consisting of the sales charge and the premium tax charge).

     OWNER. The Owner of a Policy, as designated in the application or as subsequently changed.

     POLICY. The flexible premium joint and last survivor variable life insurance Policy offered by the Company and described in this Prospectus.

     POLICY ANNIVERSARY.  The same date each year as the Issue Date.

     POLICY MONTH.  A month beginning on the Monthly Anniversary.

     POLICY YEAR. A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.

     PORTFOLIO.  See Fund.

     PRO-RATA SURRENDER. A requested reduction of both the Face Amount and the Cash Value by a given percentage.

     SEC.  The United States Securities and Exchange Commission.

     SEPARATE ACCOUNT. General American Separate Account Eleven, a separate investment account established by the Company to receive and invest the Net Premiums paid under the Policy, and certain other variable life policies, and allocated by the Owner to provide variable benefits.

     TARGET PREMIUM. A premium calculated when a Policy is issued, based on the Insureds' joint age, sex (except in unisex policies) and risk class. The target premium is used to calculate the first year's premium expense charge, the contingent deferred sales charge, and agent compensation under the Policy. (See Charges and Deductions.)


     VALUATION DATE. Each day that the New York Stock Exchange is open for trading.


     VALUATION PERIOD. The period between two successive Valuation Dates, commencing at 4:00 p.m. (Eastern Standard Time) on a Valuation Date and ending 4:00 p.m. on the next succeeding Valuation Date.

                      THE COMPANY AND THE SEPARATE ACCOUNT

THE COMPANY

     General American Life Insurance Company ("General American" or "the Company") was originally incorporated as a stock company in 1933. In 1936, General American initiated a program to convert to a mutual life insurance company. In 1997, General American's policyholders approved a reorganization of the Company into a mutual holding company structure under which General American became a stock company wholly owned by GenAmerica Corporation, an intermediate stock holding company.

     On January 6, 2000 The Metropolitan Life Insurance Company of New York ("MetLife") acquired GenAmerica Corporation, which became GenAmerica Financial Corporation. As a result of that transaction, General American became an indirect, wholly-owned subsidiary of MetLife.


     Headquartered in New York City since 1868, MetLife is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. The company, with approximately $282.4 billion worth of assets under management as of December 31, 2001, provides individual insurance and investment products to approximately 9 million households in the United States. MetLife also serves over 33 million people by providing group insurance and investment products to corporations and other institutions.



     General American is principally engaged in writing individual life insurance policies and annuity contracts. As of December 31, 2001, it had consolidated assets of approximately $26 billion. It is admitted to do business in 49 states, the District of Columbia, Puerto Rico, and in ten Canadian provinces. The principal offices (Home Office) of General American are located at 700 Market Street, St. Louis, Missouri 63101. The Administrative Office for various Policy transactions is as follows:



                Premium Payments                         General American
                                                         P.O. Box 14490
                                                         St. Louis, MO 63178-4490
                Payment Inquiries and                    General American
                Correspondence                           Remittance Processing
                                                         4100 Boy Scout Blvd.
                                                         Tampa, FL 33607
                                                         (800) 638-9294
                Beneficiary and Ownership                General American
                Changes                                  P.O. Box 355
                Surrenders, Loans and                    Warwick, RI 02887-0355
                Withdrawals                              (800) 638-9294
                Division Transfers
                Death Claims
                Cancellations (Free Look Period)         General American
                                                         13045 Tesson Ferry Road
                                                         St. Louis, MO 63128
                Other Inquiries                          (800) 638-9294


THE SEPARATE ACCOUNT


     General American Life Insurance Company Separate Account Eleven ("the Separate Account") was established by General American as a separate investment account on January 24, 1985 under Missouri law. The Separate Account will receive and invest the Net Premiums paid under this Policy and allocated to it. In addition, the Separate Account currently receives and invests Net Premiums for other classes of flexible premium variable life insurance policies and might do so for additional classes in the future. These other variable life insurance policies impose different costs and provide different benefits from the Policy. To obtain more information about these other policies, contact our Home Office or your registered representative.

     The Separate Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act") and meets the definition of a "separate account" under Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account or General American by the SEC.

     The Separate Account is divided into Divisions. Divisions invest in corresponding Funds from various open-end, diversified management investment companies. Income and both realized and unrealized gains or losses from the assets of each Division of the Separate Account are credited to or charged against that Division without regard to income, gains, or losses from any other Division of the Separate Account or arising out of any other business General American may conduct.

     Although the assets of the Separate Account are the property of General American, the assets in the Separate Account equal to the reserves and other liabilities of the Separate Account are not chargeable with liabilities arising out of any other business which General American may conduct. The assets of the Separate Account are available to cover the general liabilities of General American only to the extent that the Separate Account's assets exceed its liabilities arising under the Policies. From time to time, the Company may transfer to its General Account any assets of the Separate Account that exceed the reserves and the Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy value allocated to the Separate Account under the Policies). Before making any such transfers, General American will consider any possible adverse impact the transfer may have on the Separate Account.


     The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or subadviser. The investment results of the Funds may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other fund.



     GENERAL AMERICAN CAPITAL COMPANY. General American Capital Company (the "Capital Company") is a diversified, open-end management investment company. Shares of Capital Company are currently offered to separate accounts established by General American Life Insurance Company and affiliates. The Capital Company's investment adviser is Conning Asset Management Company, an indirect, majority-owned subsidiary of General American.



     RUSSELL INSURANCE FUNDS. Russell Insurance Funds ("RIF") is organized as a Massachusetts business trust. RIF is a diversified, open-end management investment company, commonly known as a "mutual fund." General management of RIF is provided by Frank Russell Investment Management Company, a wholly-owned subsidiary of Frank Russell Company, which furnishes officers and staff required to manage and administer RIF on a day-to-day basis.



     AMERICAN CENTURY VARIABLE PORTFOLIOS. American Century Variable Portfolios, Inc., a part of American Century Investments, is a diversified, open-end management investment company organized as a Maryland corporation. American Century Investment Management, Inc. serves as the investment manager of the fund.



     J.P. MORGAN SERIES TRUST II. J.P. Morgan Series Trust II is a diversified, open-end management investment company organized as a Delaware business trust. The Trust's investment adviser is J.P. Morgan Investment Management, Inc., a registered investment adviser and a wholly owned subsidiary of J.P. Morgan Chase & Co.



     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Variable Insurance Products Fund ("VIP"), Fidelity Variable Insurance Products Fund II ("VIP II") and Fidelity Variable Insurance Products Fund III ("VIP III") is each a diversified, open-end management investment company organized as a Massachusetts business trust. VIP, VIP II and VIP III shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") of Boston, Massachusetts is the Funds' Manager.



     VAN ECK WORLDWIDE INSURANCE TRUST. Van Eck Worldwide Insurance Trust ("Van Eck") is an open-end management investment company organized as a Massachusetts business trust. Shares of Van Eck are offered only to separate accounts of various insurance companies to support benefits of variable insurance and annuity policies. The assets of Van Eck are managed by Van Eck Associates Corporation of New York, New York.



     SEI INSURANCE PRODUCTS TRUST. SEI Insurance Products Trust is an open-end management investment company that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily as funding vehicles for variable life insurance and variable annuity contracts. SEI Investments Management Corporation is the investment adviser to SEI Insurance Products Trust.



     METROPOLITAN SERIES FUND, INC. The Metropolitan Series Fund, Inc. is a "series" type of mutual fund, which is registered as an open-end management investment company under the 1940 Act. MetLife Advisers, LLC ("MetLife Advisers") serves as the investment adviser to the Metropolitan Series Fund. MetLife Advisers oversees and recommends the hiring or replacement of its sub-investment managers and is ultimately responsible for the investment performance of these Funds.



     NEW ENGLAND ZENITH FUND. New England Zenith Fund is an open-end management investment company, more commonly known as a mutual fund, consisting of multiple investment portfolios, known as the Series. MetLife Advisers serves as the investment adviser to the Series. MetLife Advisers oversees and recommends the hiring or replacement of its subadvisers and is ultimately responsible for the investment performance of these Funds.



     MET INVESTORS SERIES TRUST. Met Investors Series Trust is an open-end management investment company that offers a selection of managed investment Portfolios or mutual funds, a number of which is offered through the Policy. Met Investors Advisory LLC (formerly known as Met Investors Advisory Corp.) has overall responsibility for the general management and administration of all of the Portfolios.



     AMERICAN FUNDS INSURANCE SERIES. The American Funds Insurance Series is a diversified, open-end management investment company. Capital Research and Management Company serves as the investment adviser to the Series.



     THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVE. It is conceivable that in the future it may be disadvantageous for Funds to offer shares to separate accounts of various insurance companies to serve as the investment medium for their variable products, or to qualified plans, if applicable, or for variable life and annuity separate accounts and qualified plans to invest simultaneously in a Fund. The Boards of Trustees, the Boards of Directors, and the respective Advisors of each Fund, and the Company and any other insurance companies participating in the Funds are required to monitor events to identify any material irreconcilable conflicts that may possibly arise, and to determine what action, if any, should be taken in response to those events or conflicts.



     A more detailed description of the Funds, their investment policies, restrictions, risks, and charges is in the prospectus for each Fund, which must accompany or precede this Prospectus and which should be read carefully.



ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS



     The Company reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Separate Account or that the Separate Account may purchase. The Company reserves the right to eliminate the shares of any of the Funds and to substitute shares of another Fund if the shares of a Fund are no longer available for investment, if in its judgment further investment in any Fund becomes inappropriate in view of the purposes of the Separate Account, or for any other reason in our sole discretion. A substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. The Company will not substitute any shares attributable to an Owner's interest in a Division of the Separate Account without notice to the Owner and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Owners.



     The Company also reserves the right to establish additional Divisions of the Separate Account, each of which would invest in a Fund with a specified investment objective. New Divisions may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant. Any new Division will be made available to existing Owners on a basis to be determined by the Company in our sole discretion. Furthermore, we may make available or close Divisions of the Separate Account to allocation of premiums or cash value, or both, for some or all classes of Policies, at any time in our sole discretion. To the extent approved by the SEC, the Company may also eliminate or combine one or more Divisions, substitute one Division for another Division, or transfer assets between Divisions if, in its sole discretion, marketing, tax, or investment conditions warrant.

     In the event of a substitution or change, the Company may, if it considers it necessary, make such changes in the Policy by appropriate endorsement and offer conversion options required by law, if any. The Company will notify all Owners of any such changes.

     If deemed by the Company to be in the best interests of persons having voting rights under the Policy, and to the extent any necessary SEC approvals or Owner votes are obtained, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) de-registered under that Act in the event such registration is no longer required; or (c) combined with other separate accounts of the Company. To the extent permitted by applicable law, the Company may also transfer the assets of the Separate Account associated with the Policy to another separate account.


OTHER FUNDS AND SHARE CLASSES



     Only the Funds described in this Prospectus are currently available as investment choices for the Policy, even though additional Funds may be described in the Fund prospectuses.



     Some of the Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Funds may provide information for share classes that are not available through the Policy. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Policy. For the American Century Variable Portfolios, we offer Class I shares; for VIP, VIP II, and VIP III, we offer Initial Class shares; for the SEI Insurance Products Trust, we offer Class A shares; for the Metropolitan Series Fund, Inc., we offer Class A shares; for the New England Zenith Fund, we offer Class A shares; for the Met Investors Series Trust, we offer Class A shares; and for the American Funds Insurance Series, we offer Class 2 shares.


                                POLICY BENEFITS


     This prospectus provides a general description of the Policy. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. Your actual Policy and any endorsements are the controlling documents. You should read the Policy carefully for any variations in your state. If you would like to review a copy of the Policy and endorsements, contact our Home Office.


DEATH BENEFIT


     As long as the Policy remains in force (See Payment and Allocation of Premiums--Policy Lapse and Reinstatement), the Company will, upon receipt at its Administrative Office of proof of the Last Insured's death, pay the death benefit in a lump sum. (See The Company and the Separate Account--The Company.) The amount of the death benefit payable will be determined at the end of the Valuation Period during which the Last Insured's death occurred. The death benefit will be paid to the surviving Beneficiary or Beneficiaries specified in the application or as subsequently changed.



     The Policy provides three death benefit options: "Death Benefit Option A," "Death Benefit Option B," and "Death Benefit Option C." The death benefit under all options prior to the younger Insured's age 100 will never be less than the current Face Amount of the Policy (less Indebtedness) as long as the Policy remains in force. (See Payment and Allocation of Premiums--Policy Lapse and Reinstatement.) The current minimum Face Amount is generally $100,000.



     DEATH BENEFIT OPTION A. Under Death Benefit Option A, the death benefit until the younger Insured reaches Attained Age 100 is the current Face Amount of the Policy or, if greater, the applicable percentage of Cash Value on the date of death. At the younger Insured's Attained Age 100 and above, the death benefit is 101% of the Cash Value (100% if required by state law). The applicable percentage is 250% for a younger Insured reaching Attained Age 40 or below on the Policy Anniversary prior to the date of death. For younger Insureds with an a Attained Age over 40 on that Policy Anniversary, the percentage is lower and declines with age as shown in the Applicable Percentage of Cash Value Table shown below. Accordingly, under Death Benefit Option A the death benefit will remain level at the Face Amount unless the applicable percentage of Cash Value exceeds the current Face Amount, in which case the amount of the death benefit will vary as the Cash Value varies. (See Illustrations of Death Benefits and Cash Values, Appendix A.)


     DEATH BENEFIT OPTION B. Under Death Benefit Option B, the death benefit until the younger Insured reaches Attained Age 100 is equal to the current Face Amount plus the Cash Value of the Policy on the date of death or, if greater, the applicable percentage of the Cash Value on the date of death. At the younger Insured's Attained Age 100 and above, the death benefit is 101% of the Cash Value (100% if required by state law). The applicable percentage is the same as under Death Benefit Option A: 250% for a younger Insured Attained Age 40 or below on the Policy Anniversary prior to the date of death, and for younger Insureds with an Attained Age over 40 on that Policy Anniversary the percentage declines as shown in the Applicable Percentage of Cash Value Table shown below. Accordingly, under Death Benefit Option B the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount). (See Illustrations of Death Benefits and Cash Values, Appendix A.)


                   APPLICABLE PERCENTAGE OF CASH VALUE TABLE

                    FOR YOUNGER INSUREDS LESS THAN AGE 100*



           YOUNGER INSURED                         POLICY ACCOUNT
             PERSON'S AGE                       MULTIPLE PERCENTAGE
           ---------------                      -------------------
             40 or under                                250%
                  45                                    215%
                  50                                    185%
                  55                                    150%
                  60                                    130%
                  65                                    120%
                  70                                    115%
               75 to 90                                 105%
               95 to 99                                 101%


------------

* For ages that are not shown on this table, the applicable percentage multiples will decrease by a ratable portion for each full year.



     DEATH BENEFIT OPTION C. Under Death Benefit Option C, the death benefit is equal to the current Face Amount of the Policy or, if greater, the Cash Value on the date of death multiplied by the "Attained Age factor" for the younger Insured (a list of sample Attained Age factors is shown in the Sample Attained Age Factor Table below). At the younger Insured's Attained Age 100 and above, the death benefit is 101% of the Cash Value (100% if required by state law). Accordingly, under Death Benefit Option C the death benefit will remain level at the Face Amount unless the Cash Value multiplied by the younger Insured's Attained Age factor exceeds the current Face Amount, in which case the amount of the death benefit will vary as the Cash Value varies. (See Illustrations of Death Benefits and Cash Values, Appendix A.)

                             DEATH BENEFIT OPTION C
                        SAMPLE ATTAINED AGE FACTOR TABLE

                       BASED ON MALE AND FEMALE INSUREDS
                  BOTH AGE 35 AT ISSUE, STANDARD SMOKER RATES

ATTAINED AGE                                                  LIVES FACTOR
------------                                                  ------------
35..........................................................    5.641840
40..........................................................    4.640444
45..........................................................    3.825569
50..........................................................    3.166936
55..........................................................    2.638797
60..........................................................    2.220327
65..........................................................    1.891312
70..........................................................    1.640024
75..........................................................    1.449651
80..........................................................    1.314918
85..........................................................    1.219345
90..........................................................    1.152999
95..........................................................    1.090450
100+........................................................    1.010000

     CHANGES IN DEATH BENEFIT OPTION. If the Policy was issued with either Death Benefit Option A or Death Benefit Option B, the death benefit option may be changed. A request for change must be made to the Company in writing. The effective date of such a change will be the Monthly Anniversary on or following the date the Company receives the change request. A change in death benefit option may have Federal income tax consequences. (See Federal Tax Matters.)

     A Death Benefit Option A Policy may be changed to have Death Benefit Option
B. The Face Amount will be decreased to equal the death benefit less the Cash Value on the effective date of change. A Death Benefit Option B Policy may be changed to have Death Benefit Option A. The Face Amount will be increased to equal the death benefit on the effective date of change. A Policy issued under Death Benefit Option C may not change to either Death Benefit Option A or Death Benefit Option B for the entire lifetime of the Contract. Similarly, a Policy issued under either Death Benefit Option A or B may not change to Death Benefit Option C for the lifetime of the Policy.


     Satisfactory evidence of insurability may be required in connection with a request for a change from Death Benefit Option A to Death Benefit Option B. A change may not be made if it would result in a Face Amount of less than the minimum Face Amount.


     A change in death benefit option will not in itself result in an immediate change in the amount of a Policy's death benefit or Cash Value. (See Monthly Deduction--Cost of Insurance.)

     REDUCTION IN FACE AMOUNT. Subject to certain limitations set forth below, an Owner may decrease (but not increase) the Face Amount of a Policy once each Policy Year, but not before the first Policy Anniversary. A written request is required for a reduction in the Face Amount. A reduction in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect an Owner's cost of insurance charge. (See Monthly Deduction--Cost of Insurance.) A reduction in the Face Amount of a Policy may have Federal income tax consequences. (See Federal Tax Matters.)

     Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following receipt of the written request by the Company. The amount of the requested decrease must be at least $5,000 ($2,000 for policies issued in qualified pension plans) and the Face Amount remaining in force after any requested decrease may not be less than minimum Face Amount. If following a decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by Federal tax law (see Payment and Allocation of Premiums), the decrease may be limited or Cash Value may be returned to the Owner (at the Owner's election), to the extent necessary to meet these requirements. (See Monthly Deduction--Cost of Insurance; and Charges and Deductions--Contingent Deferred Sales Charge.)


     PAYMENT OF THE DEATH BENEFIT. The death benefit under the Policy will ordinarily be paid in a lump sum within seven days after the Administrative Office receives all documentation required for such a payment. (See The Company and the Separate Account--The Company.) Payment may, however, be postponed in certain circumstances. (See General Matters--Postponement of Payment from the Separate Account.) The death benefit will be increased by the amount of the monthly cost of insurance for the portion of the month from the date of death to the end of the month, and reduced by any outstanding Indebtedness. (For participating Policies--which we no longer issue--the death benefit will also be increased by any unpaid dividends determined prior to the Last Insured's death. (See General Matters--Additional Insurance Benefits and Charges and Deductions.) The Company will pay interest on the death benefit from the date of the Last Insured's death to the date of payment. Interest will be at an annual rate determined by the Company, but will never be less than the guaranteed rate of 4%. Provisions for settlement of proceeds other than a lump sum payment may only be made upon written agreement with the Company.


CASH VALUE

     The Cash Value of the Policy is equal to the total of the amounts credited to the Owner in the Separate Account, the Loan Account (securing Policy Loans), and, in certain contracts, the General Account. The Policy's Cash Value in the Separate Account will reflect the investment performance of the chosen Divisions of the Separate Account as measured by each Division's Net Investment Factor (defined below), the frequency and amount of Net Premiums paid, transfers, partial withdrawals, loans and the charges assessed in connection with the Policy. An Owner may at any time surrender the Policy and receive the Policy's Cash Surrender Value. (See Policy Rights--Surrender, Partial Withdrawals, and Pro-Rata Surrender.) The Policy's Cash Value in the Separate Account equals the sum of the Policy's Cash Values in each Division. There is no guaranteed minimum Cash Value.

     DETERMINATION OF CASH VALUE. For each Division of the Separate Account, the Cash Value is determined on each Valuation Date. On the Investment Start Date, the Cash Value in a Division will equal the portion of any Net Premium allocated to the Division, reduced by the portion allocated to that Division of the monthly deduction(s) due from the Issue Date through the Investment Start Date. (See Payment and Allocation of Premiums.) Thereafter, on each Valuation Date, the Cash Value in a Division of the Separate Account will equal:

      (1) The Cash Value in the Division on the preceding Valuation Date, multiplied by the Division's Net Investment Factor (defined below) for the current Valuation Period; plus

      (2) Any Net Premium payments received during the current Valuation Period which are allocated to the Division; plus

      (3) Any loan repayments allocated to the Division during the current Valuation Period; plus

      (4) Any amounts transferred to the Division from the General Account or from another Division during the current Valuation Period; plus

      (5) That portion of the interest credited on outstanding loans which is allocated to the Division during the current Valuation Period; minus

      (6) Any amounts transferred from the Division to the General Account, Loan Account, or to another Division during the current Valuation Period (including any transfer charges); minus

      (7) Any partial withdrawals from the Division during the current Valuation Period; minus

      (8) Any withdrawal due to a Pro-Rata Surrender from the Division during the current Valuation Period; minus

      (9) Any withdrawal or surrender charges incurred during the current Valuation Period attributed to the Division in connection with a partial withdrawal or Pro-Rata Surrender; minus

     (10) If a Monthly Anniversary occurs during the current Valuation Period, the portion of the monthly deduction allocated to the Division during the current Valuation Period to cover the Policy Month which starts during that Valuation Period (See Charges and Deductions.); plus

     (11) If a Policy Anniversary occurs during the current Valuation Period, if applicable, the portion of the dividend paid, if any, allocated to the Division.


     NET INVESTMENT FACTOR: The Net Investment Factor measures the investment performance of a Division during a Valuation Period. The Net Investment Factor for each Division for a Valuation period is calculated as follows:

     (1) The value of the assets at the end of the preceding Valuation Period; plus

     (2) The investment income and capital gains, realized or unrealized, credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

     (3) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

     (4) Any amount charged against each Division for taxes, including any tax or other economic burden resulting from the application of the tax laws determined by the Company to be properly attributable to the Divisions of the Separate Account, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Division; minus

     (5) A charge equal to a percentage of the average net assets for each day in the Valuation Period. This charge, for mortality and expense risks, is determined by the length of time the policy has been in force. It will not exceed the amounts shown in the following table:

                                       PERCENTAGE OF     EFFECTIVE
POLICY YEARS                          AVG. NET ASSETS   ANNUAL RATE
------------                          ---------------   -----------
1-10................................     0.0015027         0.55%
11-20...............................     0.0012301         0.45%
21+.................................     0.0009572         0.35%;
divided by

     (6) The value of the assets at the end of the preceding Valuation Period.

                                 POLICY RIGHTS

LOANS

     LOAN PRIVILEGES. The Owner may, by written request to General American, borrow an amount up to the Loan Value of the Policy, with the Policy serving as sole security for such loan. A loan taken from, or secured by, a Policy may have Federal income tax consequences. (See Federal Tax Matters.)

     The Loan Value is the Cash Value of the Policy on the date the loan request is received, less interest to the next loan interest due date, less anticipated monthly deductions to the next loan interest due date, less any existing loan, less any surrender charge, plus interest expected to be earned on the loan balance to the next loan interest due date. Policy Loan interest is payable on each Policy Anniversary.


     The minimum amount that may be borrowed is $500. The loan may be completely or partially repaid at any time while the Insured is living. Any amount due to an Owner under a Policy Loan ordinarily will be paid within seven days after General American receives the loan request at its Administrative Office, although payments may be postponed under certain circumstances. (See General Matters--Postponement of Payments from the Separate Account.)


     When a Policy Loan is made, Cash Value equal to the amount of the loan plus interest due will be transferred to the Loan Account as security for the loan. A Loan Subaccount exists within the Loan Account for the General Account and each Division of the Separate Account. Amounts transferred to the Loan Account to secure Indebtedness are allocated to the appropriate Loan Subaccount to reflect its origin. Unless the Owner requests a different allocation, amounts will be transferred from the Divisions of the Separate Account and the General Account in the same proportion that the Policy's Cash Value in each Division and the General Account, if any, bears to the Policy's total Cash Value, less the Cash Value in the Loan Account, at the end of the Valuation Period during which the request for a Policy Loan is received. This will reduce the Policy's Cash Value in the General Account and

Separate Account. These transactions will not be considered transfers for purposes of the limitations on transfers between Divisions or to or from the General Account.

     Cash Value in the Loan Account is expected to earn interest at a rate ("the earnings rate") which is lower than the rate charged on the Policy Loan ("the borrowing rate"). Cash Value in the Loan Account will accrue interest daily at an annual earnings rate of 4%.

     Interest credited on the Cash Value held in the Loan Account will be allocated on Policy Anniversaries to the General Account and the Divisions of the Separate Account in the same proportion that the Cash Value in each Loan Subaccount bears to the Cash Value in the Loan Account. The interest credited will also be transferred: (1) when a new loan is made; (2) when a loan is partially or fully repaid; and (3) when an amount is needed to meet a monthly deduction.

     INTEREST CHARGED. The borrowing rate we charge for Policy Loan interest will be based on the following schedule:

    FOR LOANS                                              ANNUAL
OUTSTANDING DURING                                      INTEREST RATE
------------------                                      -------------
Policy Years 1-10.....................................      4.50%
Policy Years 11-20....................................      4.25%
Policy Years 21+......................................      4.15%

     General American will inform the Owner of the current borrowing rate when a Policy Loan is requested.

     Policy Loan interest is due and payable annually on each Policy Anniversary. If the Owner does not pay the interest when it is due, the unpaid loan interest will be added to the outstanding Indebtedness as of the due date and will be charged interest at the same rate as the rest of the Indebtedness. (See Effect of Policy Loans below.) The amount of Policy Loan interest which is transferred to the Loan Account will be deducted from the Divisions of the Separate Account and from the General Account in the same proportion that the portion of the Cash Value in each Division and in the General Account, respectively, bears to the total Cash Value of the Policy minus the Cash Value in the Loan Account.

     EFFECT OF POLICY LOANS. Whether or not a Policy Loan is repaid, it will permanently affect the Cash Value of a Policy, and may permanently affect the amount of the death benefit. The collateral for the loan (the amount held in the Loan Account) does not participate in the performance of the Separate Account while the loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Division(s), the Cash Value of the Policy will be lower as a result of the Policy Loan. Conversely, if the Loan Account earnings rate is higher than the investment performance of the Division(s), the Cash Value may be higher.

     In addition, if the Indebtedness (See Definitions) exceeds the Cash Value minus the surrender charge on any Monthly Anniversary, the Policy will lapse, subject to a grace period. (See Payment and Allocation of Premiums--Policy Lapse and Reinstatement.) A sufficient payment must be made within the later of the grace period of 62 days from the Monthly Anniversary immediately before the date Indebtedness exceeds the Cash Value less any surrender charges, or 31 days after notice that a Policy will terminate unless a sufficient payment has been mailed, or the Policy will lapse and terminate without value. A lapsed Policy, however, may later be reinstated subject to certain limitations. (See Payment and Allocation of Premiums--Policy Lapse and Reinstatement.)


     Any outstanding Indebtedness will be deducted from the proceeds payable upon the death of the Last Insured or the surrender of the Policy. Upon a complete surrender or lapse of any Policy, if the amount received plus the amount of outstanding Indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax. Since amounts borrowed and withdrawn from the Policy reduce the Policy's cash value, be aware that any cash value remaining on surrender or lapse may be insufficient to pay the income tax due. (See Federal Tax Matters.)



     We believe that a loan from or secured by a Policy that is not classified as a modified endowment contract should generally not be treated as a taxable distribution. However, the tax consequences associated with loans that are outstanding after the tenth Policy Year are less clear, and you should consult a tax adviser about such loans.

     REPAYMENT OF INDEBTEDNESS. A Policy Loan may be repaid in whole or in part at any time prior to the death of the Last Insured and as long as a Policy is in force. When a loan repayment is made, an amount securing the Indebtedness in the Loan Account equal to the loan repayment will be transferred to the Divisions of the Separate Account and the General Account in the same proportion that the Cash Value in each Loan Subaccount bears to Cash Value in the Loan Account. Amounts paid while a Policy Loan is outstanding will be treated as premiums unless the Owner requests in writing that they be treated as repayment of Indebtedness.


     Department of Labor ("DOL") regulations impose requirements for participant loans under tax-qualified pension plans. Therefore, plan loan provisions may differ from Policy loan provisions. (See Federal Tax Matters.)


SURRENDER, PARTIAL WITHDRAWALS AND PRO-RATA SURRENDER


     At any time during the lifetime of the Last Insured and while a Policy is in force, the Owner may surrender the Policy by sending a written request to the Company. After the first Policy Year, an Owner may make a partial withdrawal by sending a written request to the Company. The amount available for surrender is the Cash Surrender Value at the end of the Valuation Period during which the surrender request is received at the Company's Administrative Office. Amounts payable from the Separate Account upon surrender, partial withdrawal, or a Pro-Rata Surrender will ordinarily be paid within seven days of receipt of the written request. (See General Matters--Postponement of Payments from the Separate Account.)



     SURRENDERS. To effect a surrender, either the Policy itself must be returned to the Company along with the request, or the request must be accompanied by a completed affidavit of loss, which is available from the Company. Upon surrender, the Company will pay the Cash Surrender Value to the Owner in a single sum. (If your Policy is a participating Policy--which we no longer issue--we will also pay any unpaid dividends determined prior to surrender.) The Cash Surrender Value equals the Cash Value on the date of surrender, less any Indebtedness, and less any surrender charge. (See Charges and Deductions--Contingent Deferred Sales Charge.) The Company will determine the Cash Surrender Value as of the date that an Owner's written request is received at the Company's Administrative Office. If the request is received on a Monthly Anniversary, the monthly deduction otherwise deductible will be included in the amount paid. Coverage under a Policy will terminate as of the date of surrender. The Last Insured must be living at the time of a surrender. A surrender may have Federal income tax consequences. (See Federal Tax Matters.)



     PARTIAL WITHDRAWALS. After the first Policy Year, an Owner may make partial withdrawals from the Policy's Cash Surrender Value. There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy Year. General American may impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy Year. A partial withdrawal may have Federal income tax consequences. (See Federal Tax Matters.)



     The minimum amount of a partial withdrawal request, net of any applicable surrender charges, is the lesser of a) $500 from a Division of the Separate Account, or b) the Policy's Cash Value in a Division. (See Charges and Deductions--Contingent Deferred Sales Charge.) Partial withdrawals made during a Policy Year may not exceed the following limits. The maximum amount that may be withdrawn from a Division of the Separate Account during a Policy Year is the Policy's Cash Value net of any applicable surrender charges in that Division. (For limits on partial withdrawals and transfers from the General Account, see The General Account.)


     The Owner may allocate the amount withdrawn plus any applicable surrender charge, subject to the above conditions, among the Divisions of the Separate Account and the General Account. If no allocation is specified, then the partial withdrawal will be allocated among the Divisions of the Separate Account and the General Account in the same proportion that the Policy's Cash Value in each Division and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the request for the partial withdrawal is received. If the limitations on withdrawals from the General Account will not permit this proportionate allocation, the Owner will be requested to provide an alternate allocation. (See The General Account.)

     No amount may be withdrawn that would result in there being insufficient Cash Value to meet any surrender charge that would be payable immediately following the withdrawal upon the surrender of the remaining Cash Value.

     The death benefit will be affected by a partial withdrawal, unless Death Benefit Option A or Option C is in effect and the withdrawal is made under the terms of an anniversary partial withdrawal rider. (See General Matters--Additional Insurance Benefits.) If Death Benefit Option A or Death Benefit Option C is in effect and the death benefit equals the Face Amount, then a partial withdrawal will decrease the Face Amount by an amount equal to the partial withdrawal plus the applicable surrender charge resulting from that partial withdrawal. If the death benefit is based on a percentage of the Cash Value, then a partial withdrawal will decrease the Face Amount by an amount by which the partial withdrawal plus the applicable surrender charge exceeds the difference between the death benefit and the Face Amount. If Death Option B is in effect, the Face Amount will not change.

     The Face Amount remaining in force after a partial withdrawal may not be less than the minimum Face Amount. Any request for a partial withdrawal that would reduce the Face Amount below this amount will not be implemented.

     Partial withdrawals may affect the way in which the cost of insurance charge is calculated and the amount of pure insurance protection afforded under a Policy. (See Monthly Deduction--Cost of Insurance.) The Company may change the minimum amount required for a partial withdrawal or the number of times partial withdrawals may be made.

     PRO-RATA SURRENDER. After the first Policy Year, an Owner can make a Pro-Rata Surrender of the Policy. The Pro-Rata Surrender will reduce the Face Amount and the Cash Value by a percentage chosen by the Owner. This percentage must be any whole number. A Pro-Rata Surrender may have Federal income tax consequences. (See Federal Tax Matters.) The percentage will be applied to the Face Amount and the Cash Value on the Monthly Anniversary on or following our receipt of the request.

     The Owner may allocate the amount of decrease in Cash Value plus any applicable surrender charge among the Divisions of the Separate Account and the General Account. (See Charges and Deductions--Contingent Deferred Sales Charge.) If no allocation is specified, then the decrease in Cash Value and any applicable surrender charge will be allocated among the Divisions of the Separate Account and the General Account in the same proportion that the Policy's Cash Value in each Division and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the request for Pro-Rata Surrender is received.

     A Pro-Rata Surrender cannot be processed if it will reduce the Face Amount below the minimum Face Amount of the Policy. No Pro-Rata Surrender will be processed for more Cash Surrender Value than is available on the date of the Pro-Rata Surrender. A cash payment will be made to the Owner for the amount of Cash Value reduction less any applicable surrender charges.

     Pro-Rata Surrenders may affect the way in which the cost of insurance charge is calculated and the amount of the pure insurance protection afforded under the Policy. (See Monthly Deduction--Cost of Insurance.) Pro-Rata Surrender

     CHARGES ON SURRENDER, PARTIAL WITHDRAWALS AND PRO-RATA SURRENDER. If a Policy is surrendered within the first ten Policy Years, the Contingent Deferred Sales Charge will apply. (See Contingent Deferred Sales Charge.)

     A partial withdrawal or Pro-Rata Surrender may also result in a Contingent Deferred Sales Charge. The amount of the charge assessed is a portion of the Contingent Deferred Sales Charge that would be deducted upon surrender or lapse. Charges are described in more detail under Charges and Deductions--Contingent Deferred Sales Charge.


     While partial withdrawals and Pro-Rata Surrenders are each methods of reducing a Policy's Cash Value, a Pro-Rata Surrender differs from a partial withdrawal in that a partial withdrawal does not typically have a proportionate effect on a Policy's death benefit by reducing the Policy's Face Amount, while a Pro-Rata Surrender does. Assuming that a Policy's death benefit is not a percentage of the Policy's Cash Value, a Pro-Rata Surrender will reduce the Policy's death benefit in the same proportion that the Policy's Cash Value is reduced, while a partial withdrawal will reduce the death benefit by one dollar for each dollar of Cash Value withdrawn. Partial Withdrawals and Pro-Rata Surrenders will also result in there being different cost of insurance charges subsequently deducted. (See Monthly Deduction--Cost of Insurance; Surrender, Partial Withdrawals and Pro-Rata Surrender--Partial Withdrawals; and Surrenders, Partial Withdrawals, and Pro-Rata Surrenders--Pro-Rata Surrender.)

CONVERSION PRIVILEGE



     Generally, during the first two Policy years, you may convert the Policy to fixed benefit coverage by transferring all of your Policy's cash value to the General Account. The transfer will not be subject to a transfer charge, if any, and it will have no effect on the Policy's death benefit, face amount, net amount at risk, risk classification or issue age. The request to convert to fixed benefit coverage must be in written form satisfactory to us.



     You may exercise this privilege only once within the first two Policy years. If you do so, we will automatically allocate all future net premiums to the General Account and transfers of cash value to the Separate Account will no longer be permitted.



     The Policy permits us to limit allocations to the General Account under some circumstances. (See The General Account.) If we limit such allocations you may still exercise the Conversion Privilege.



     In a limited number of states you may also have the ability to exchange the face amount of your Policy within the first two Policy years for a fixed benefit life insurance policy. Contact our Administrative Office or your registered representative for information about the availability of this exchange right in your state.


TRANSFERS


     Under General American's current practices, a Policy's Cash Value, except amounts credited to the Loan Account, may be transferred among the Divisions of the Separate Account and for certain contracts, between the General Account and the Divisions. Transfers to and from the General Account are subject to restrictions (See The General Account). Requests for transfers from or among Divisions of the Separate Account may be made in writing, by telephone or, for Policies that are not business-owned, over the Internet. Transfers from or among the Divisions of the Separate Account must be in amounts of at least $500 or, if smaller, the Policy's Cash Value in a Division. The first twelve requested transfers or partial withdrawals per policy year will be allowed free of charge. Thereafter, the Company may impose a charge of $25 for each requested transfer or partial withdrawal. General American ordinarily will make transfers and determine all values in connection with transfers as of the end of the Valuation Period during which the transfer request is received at our Administrative Office.



     Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.


     All requests received on the same Valuation Date will be considered a single transfer request. Each transfer must meet the minimum requirement of $500 or the entire Cash Value in a Division, whichever is smaller. Where a single transfer request calls for more than one transfer, and not all of the transfers would meet the minimum requirements, General American will make those transfers that do meet the requirements. Transfers resulting from Policy Loans will not be counted for purposes of the limitations on the amount or frequency of transfers allowed in each Policy Month or Policy Year.


     We did not design the Policy's transfer privilege to give you a way to speculate on short-term market movements. To prevent excessive transfers that could disrupt the management of the Funds and increase transaction costs, we may adopt procedures to limit excessive transfer activity. For example, we may impose conditions and limits on, or refuse to accept, transfer requests that we receive from third parties. Third parties include investment advisers or registered representatives acting under power(s) of attorney from one or more Policy owners. In addition, certain Funds may restrict or refuse transactions as a result of certain market timing activities. You should read the prospectuses of the Funds for more details.


     Although General American currently intends to continue to permit transfers for the foreseeable future, the Policy provides that General American may at any time revoke, modify, or limit the transfer privilege, including the minimum amount transferable, the maximum General Account allocation percent, and the frequency of such transfers.

'
PORTFOLIO REBALANCING

     Over time, the funds in the General Account and the Divisions of the Separate Account will accumulate at different rates as a result of different investment returns. The Owner may direct that from time to time we automatically restore the balance of the Cash Value in the General Account and in the Divisions of the Separate Account to the percentages determined in advance. There are two methods of rebalancing available--periodic and variance.

     PERIODIC REBALANCING. Under this option the Owner elects a frequency (monthly, quarterly, semiannually or annually), measured from the Policy Anniversary. On each date elected, we will rebalance the funds by generating transfers to reallocate the funds according to the investment percentages elected.

     VARIANCE REBALANCING. Under this option the Owner elects a specific allocation percentage for the General Account and each Division of the Separate Account. For each such account, the allocation percentage (if not zero) must be a whole percentage and must not be less than five percent (5%). The Owner also elects a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific funds from being rebalanced. On each Monthly Anniversary we will review the current fund balances to determine whether any fund balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage for that fund. If any fund is outside of the variance range, we will generate transfers to rebalance all of the specified funds back to the predetermined percentages.

     Owners should consider that portfolio rebalancing entails the transfer of Cash Value from better performing portfolios to lesser performing portfolios.

     Transfers resulting from portfolio rebalancing will not be counted against the total number of transfers allowed in a Policy Year before a charge is applied.

     The Owner may elect either form of portfolio rebalancing by specifying it on the policy application, or may elect it later for an in-force Policy, or may cancel it, by submitting a change form acceptable to General American under its administrative rules.

     Only one form of portfolio rebalancing may be elected at any one time, and portfolio rebalancing may not be used in conjunction with dollar cost averaging (see below).

     General American reserves the right to suspend portfolio rebalancing at any time on any class of Policies on a nondiscriminatory basis, or to charge an administrative fee for election changes in excess of a specified number in a Policy Year in accordance with its administrative rules.

DOLLAR COST AVERAGING

     The Owner may direct the Company to transfer amounts on a monthly basis from the Money Market Fund to any other Division of the Separate Account. This service is intended to allow the Owner to utilize "dollar cost averaging" ("DCA"), a long-term investment technique which provides for regular, level investments over time. The Company makes no guarantee that DCA will result in a profit or protect against loss.

     The following rules and restrictions apply to DCA transfers:

     (1) The minimum DCA transfer amount is $100.

     (2) A written election of the DCA service, on a form provided by the Company, must be completed by the Owner and on file with the Company in order to begin DCA transfers.


     (3) In the written election of the DCA service, the Owner indicates how DCA transfers are to be allocated among the Divisions of the Separate Account. For any Division chosen to receive DCA transfers, the minimum percentage that may be allocated to a Division is 1% of the DCA transfer amount, and fractional percentages may not be used.



     (4) DCA transfers can only be made from the Money Market Fund.

     (5) The DCA transfers will not count against the Policy's normal transfer restrictions. (See Policy Rights--Transfers.)

     (6) The DCA transfer percentages may differ from the allocation percentages the Owner specifies for the allocation of Net Premiums. (See Payment and Allocation of Premiums--Allocation of Net Premiums and Cash Values.)


     (7) Once elected, DCA transfers from the Money Market Fund will be processed monthly until the Owner instructs the Company in writing to cancel the DCA service.



     (8) Transfers as a result of a Policy Loan or repayment, or in exercise of the conversion privilege, are not subject to the DCA rules and restrictions. The DCA service terminates at the time the conversion privilege is exercised when any outstanding amount in any Division of the Separate Account is immediately transferred to the General Account. (See Policy Rights--Loans, and Policy Rights--Conversion Privilege.)


     (9) DCA transfers will not be made until the Right to Examine Policy period has expired (See Policy Rights--Right to Examine Policy).

     The Company reserves the right to assess a processing fee for the DCA service. The Company reserves the right to discontinue offering DCA upon 30 days' written notice to Owners. However, any such discontinuation will not affect DCA services already commenced. The Company reserves the right to impose a minimum total Cash Value, less outstanding Indebtedness, in order to qualify for DCA service. Also, the Company reserves the right to change the minimum necessary Cash Value and the minimum required DCA transfer amount.

     Transfers made under Dollar Cost Averaging do not count against the total of twelve requested transfers or partial withdrawals allowed without charge in a Policy Year.

RIGHT TO EXAMINE POLICY


     The Owner may cancel a Policy within 20 days after receiving it (30 days if the Owner is a resident of California and is age 60 or older) or within 45 days after the application was signed, whichever is later. If a Policy is canceled within this time period, a refund will be paid. The refund will equal all premiums paid under the Policy. Where required by state law, General American will refund an amount equal to the greater of premiums paid or (1) plus (2) where (1) is the difference between the premiums paid, including any policy fees or other charges, and the amounts allocated to the Separate Account under the Policy and (2) is the value of the amounts allocated to the Separate Account under the Policy on the date the returned Policy is received by General American or its agent.



     To cancel the Policy, the Owner should mail or deliver the Policy to either General American's Administrative Office or the agent who sold it. A refund of premiums paid by check may be delayed until the Owner's check has cleared the bank upon which it was drawn. (See General Matters--Postponement of Payments from the Separate Account.)


DEATH BENEFIT AT ATTAINED AGE 100


     If the Last Insured is living and the Policy is in force when the younger Insured reaches Attained Age 100, the death benefit will be equal to 101% of the Cash Value of the Policy (100% if required by state law) unless the Lifetime Coverage Rider is in effect. (See Additional Insurance Benefits.) At that point, no further premium payments will be required or accepted, and no further monthly deductions will be taken to cover the cost of insurance.


                       PAYMENT AND ALLOCATION OF PREMIUMS

ISSUANCE OF A POLICY


     Individuals wishing to purchase a Policy must complete an application and submit it to an authorized registered agent of General American or to General American's Administrative Office. A Policy will generally be issued to Insureds of Issue Ages 0 through 90 for regularly underwritten contracts, and to Insureds of Issue Ages 20 through 70 for Policies issued in qualified pension plans. (Issue age requirements vary for policies issued in Texas.) General

American may, in its sole discretion, issue Policies to individuals falling outside of those Issue Ages. Acceptance of an application is subject to General American's underwriting rules and General American reserves the right to reject an application for any reason.

     The Issue Date is determined by General American in accordance with its standard underwriting procedures for variable life insurance policies. The Issue Date is used to determine Policy Anniversaries, Policy Years, and Policy Months. Insurance coverages under a Policy will not take effect until the Policy has been delivered and the initial premium has been paid during the lifetimes of both Insureds and prior to any change in health as shown in the application.

PREMIUMS


     The initial premium is due on the Issue Date, and may be paid to an authorized registered agent of General American or to General American at its Administrative Office. General American currently requires that the initial premium for a Policy be at least equal to one-twelfth (1/12) of the Minimum Premium for the Policy. The Minimum Premium is the amount specified for each Policy based on the requested initial Face Amount and the charges under the Policy which vary according to the Issue Age, sex, underwriting risk class, and smoker status of the Insured. (See Charges and Deductions.) For policies issued as a result of a term conversion from certain General American term policies, the Company requires the Owner to pay an initial premium, which combined with conversion credits given, if any, will equal one full "Minimum Premium" for the Policy.



     Following the initial premium, subject to the limitations described below, premiums may be paid in any amount and at any interval. Premiums after the first premium payment must be paid to General American at its Administrative Office. An Owner may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not itself cause the Policy to lapse. (See Policy Lapse and Reinstatement.) Premium receipts will be furnished upon request. You may also choose to have us withdraw your premiums from your bank checking account. (This is known as the Pre-Authorized Checking Arrangement.)


     An Owner may make unscheduled premium payments at any time in any amount, or skip planned premium payments, subject to the minimum and maximum premium limitations described below.

     If a Policy is in the intended Owner's possession but the initial premium has not been paid, the Policy is not in force. The intended Owner is deemed to have the Policy for inspection only.


     PREMIUM WITH APPLICATION. If you make a premium payment with the application, the Issue Date is generally the later of the date a medical supplement or Part II (if any) of the application is signed and receipt of the premium payment. In that case, the Issue Date and investment start date are the same. You may only make one premium payment before the Policy is issued. When the Policy is delivered to you, you will need to pay any remaining monthly No Lapse Premiums for the period between the Issue Date and the delivery date.



     If you make a premium payment with the application, we will cover the insured under a temporary insurance agreement for a limited period that usually begins when we receive the premium for the Policy (or, if later, on the date when a medical supplement or Part II of the application is signed). The maximum temporary coverage is the lesser of the amount of insurance applied for and $500,000. We may increase this limit. These provisions vary in some states.



     If we issue a Policy, Monthly Deductions begin from the Issue Date, even if we delayed the Policy's issuance for underwriting. The deductions are for the face amount of the Policy issued, even if the temporary insurance coverage during underwriting was for a lower amount. If we decline an application, we refund the premium payment made.



     PREMIUM ON DELIVERY. If you pay the initial premium on delivery of the Policy, the Issue Date is generally up to 21 days after issue. When you receive the Policy, you will have an opportunity to redate it to a current date. The investment start date is the later of the Issue Date and the date we received the premium. Monthly Deductions begin on the Issue Date. Insurance coverage under the Policy begins when we receive the monthly No Lapse Premiums for the period since the Issue Date.

     BACKDATING. We may sometimes backdate a Policy, if you request, by assigning an Issue Date earlier than the date the application is signed. You may wish to backdate so that you can obtain lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must also pay the No Lapse Premiums due for the period between the Issue Date and the investment start date. As of the investment start date, we allocate to the Policy those net premiums, adjusted for monthly Policy charges.


     PREMIUM LIMITATIONS. Every premium payment must be at least $10. In no event may the total of all premiums paid in any Policy Year exceed the current maximum premium limitations for that Policy Year. Maximum premium limits for the Policy Year will be shown in an Owner's annual report.

     In general, for policies issued with Death Benefit Option A or Death Benefit Option B, the maximum premium limit for a Policy Year is the largest amount of premium that can be paid in that Policy Year such that the sum of the premiums paid under the Policy will not at any time exceed the guideline premium limitations needed to comply with the tax definition of life insurance. For policies issued with Death Benefit Option C, the company reserves the right to impose other restrictions upon the amount of premium that may be paid into the Policy. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed, and no further premiums will be accepted until allowed under the current maximum premium limitations.


     In addition to the foregoing tax definitional limits on premiums, for purposes of determining whether distributions (including loans) are a return of income first, the Company monitors the Policy to detect whether the "seven pay limit" has been exceeded. If the seven pay limit is exceeded, the Policy becomes a "Modified Endowment Contract". The Company has adopted administrative steps designed to notify an Owner when it is believed that a premium payment will cause a Policy to become a modified endowment contract. The Owner will be given a limited amount of time to request that the premium be reversed in order to avoid the Policy's being classified as a modified endowment contract. (See Federal Tax Matters.) However, when we receive a premium payment prior to the Policy anniversary in response to a premium bill, if allocating the premium immediately would cause the Policy to become a modified endowment contract, we will wait until the day after the Policy anniversary to allocate the premium to the Divisions.


     If the Company receives a premium payment which would cause the death benefit to increase by an amount that exceeds the Net Premium portion of the payment, then the Company reserves the right to (1) refuse that premium payment, or (2) require additional evidence of insurability before it accepts the premium.

ALLOCATION OF NET PREMIUMS AND CASH VALUE


     ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Owner indicates how Net Premiums are to be allocated among the Divisions of the Separate Account, to the General Account (if available), or both. For each Division chosen, the minimum percentage that may be allocated to a Division is 1% of the Net Premium, and fractional percentages may not be used. Certain other restrictions apply to allocations made to the General Account (see General Account). For policies issued with an allowable percentage to the General Account of more than 1%, the minimum percentage is 1%, and fractional percentages may not be used.



     You can allocate to a cumulative maximum of 49 accounts (including the General Account) over the life of the Policy. We will maintain an ongoing record of the accounts to which you allocate premiums and cash values. Each time you make an allocation to an account that has not previously received an allocation, the account will be added to your cumulative lifetime total. An account will not be counted more than once. You may therefore transfer all cash value out of an account and later reallocate cash value or premiums to that same account without increasing the number of accounts utilized. Allocating premiums and cash value among a large number of accounts in early Policy years may limit your ability to take advantage of new funds that may be added in later years.



     The allocation for future Net Premiums may be changed without charge at any time by providing notice to the Company at its Administrative Office. (See The Company and the Separate Account--The Company.) Any change in allocation will take effect immediately upon receipt by the Company of written notice. No charge is imposed for changing the allocations of future premiums. The initial allocation will be shown on the application which is attached to the Policy. The Company may at any time modify the maximum percentage of future Net Premiums that may be allocated to the General Account.


     During the period from the Investment Start Date to the end of the Right to Examine Policy Period (See Policy Rights--Right to Examine Policy), Net Premiums will automatically be allocated to the Division that invests in the Money Market Fund of Capital Company. When this period expires, the Policy's Cash Value in that Division will be transferred to the Divisions of the Separate Account and to the General Account (if available) in accordance with the allocation requested in the application for the Policy, or any allocation instructions received subsequent to receipt of the application. Net Premiums received after the Right to Examine Policy Period will be allocated according to the allocation instructions most recently received by the Company unless otherwise instructed for that particular premium receipt.


     The Policy's Cash Value may also be transferred between Divisions of the Separate Account, and, if the General Account is available under the Policy, between those Divisions and the General Account. (See Policy Rights--Transfers.)

     The value of amounts allocated to Divisions of the Separate Account will vary with the investment performance of the chosen Divisions and the Owner bears the entire investment risk. This will affect the Policy's Cash Value, and may affect the death benefit as well. Owners should periodically review their allocations of Net Premiums and the Policy's Cash Value in light of market conditions and their overall financial planning requirements.

POLICY LAPSE AND REINSTATEMENT


     LAPSE. Unlike conventional whole life insurance policies, the failure to make a premium payment following the initial premium will not itself cause a Policy to lapse. If, during the first five Policy Years, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the No Lapse Monthly Premiums for the elapsed months since the Issue Date, the Policy will not lapse as a result of the Cash Value less any loans, loan interest due, and any surrender charge being insufficient to pay the monthly deduction. Lapse will occur when the Cash Surrender Value is insufficient to cover the monthly deduction, and a grace period expires without a sufficient payment being made to cover the lesser of the outstanding monthly deductions and premium expense charges or the amount necessary to satisfy the No Lapse requirement.



     The grace period, which is 62 days, begins on the Monthly Anniversary on which the Cash Surrender Value becomes insufficient to meet the next monthly deduction. The Company will notify the Owner at the beginning of the grace period by mail addressed to the last known address on file with the Company. The notice to the Owner will indicate the amount of additional premium that must be paid. The amount of the premium required to keep the Policy in force will be the amount to cover the outstanding monthly deductions and premium expense charges or, as noted above, the No Lapse requirement, if less, in the first five Policy years. (See Charges and Deductions--Monthly Deduction.) If the Company does not receive the required amount within the grace period, the Policy will lapse and terminate without Cash Value.


     If the Last Insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit otherwise payable.

     REINSTATEMENT. The Owner may reinstate a lapsed Policy by written application any time within five years after the date of lapse and before the younger Insured's Attained Age 100. Reinstatement is subject to the following conditions:

     1. Evidence of the insurability of the Insureds (or if one of the Insureds was deceased when the Policy lapsed, evidence of the insurability of the surviving Insured) satisfactory to the Company (including evidence of insurability of any person covered by a rider to reinstate the rider).

     2. Payment of a premium that, after the deduction of premium expense charges, is large enough to cover: (a) the monthly deductions due at the time of lapse, and (b) two times the monthly deduction due at the time of reinstatement.

     3. Payment or reinstatement of any Indebtedness. Any Indebtedness reinstated will cause Cash Value of an equal amount also to be reinstated. Any loan interest due and unpaid on the Policy Anniversary prior to reinstatement must be repaid at the time of reinstatement. Any loan paid at the time of reinstatement will cause an increase in Cash Value equal to the amount to be reinstated.

     The Policy cannot be reinstated if it has been surrendered.

     The amount of Cash Value on the date of reinstatement will be equal to the amount of any Policy Loan reinstated, increased by the Net Premiums paid at reinstatement, any Policy Loan paid at the time of reinstatement, and the amount of any surrender charge paid at the time of lapse.

     If both Insureds were alive on the date the Policy lapsed, then both Insureds must be alive on the date the Company approves the application for reinstatement. If only one Insured was alive on the date the Policy lapsed, then that Insured must be alive on the date the Company approves the request for reinstatement. If any Insured who was alive on the date the Policy lapsed is not then alive when the Company approves the request for reinstatement, such approval is void and of no effect.

     The effective date of reinstatement will be the date the Company approves the application for reinstatement. There will be a full monthly deduction for the Policy Month which includes that date. (See Charges and Deductions--Monthly Deduction.)

     The surrender charge in effect at the time of reinstatement will equal the surrender charge in effect at the time of lapse.

                             CHARGES AND DEDUCTIONS


     Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policies, incurring expenses in distributing the Policies, and assuming certain risks in connection with the Policy. We may profit from one or more of the charges deducted under the Policy. We may use these profits for any corporate purpose, including financing the distribution of the Policies.


PREMIUM EXPENSE CHARGES

     Prior to allocation of Net Premiums, premium payments will be reduced by premium expense charges consisting of a sales charge and a charge for premium taxes. The premium payment less the premium expense charge equals the Net Premium.

     SALES CHARGE. A sales charge will be deducted from each premium payment to partially compensate the Company for expenses incurred in distributing the Policy and any additional benefits provided by riders. The Company currently intends to deduct a sales charge determined according to the following schedule:

Policy Year 1........................  15% of premium up to Target
                                       5% of premium above Target
Policy Years 2-10....................  5% of all premium paid
Policy Years 11+.....................  2% of all premium paid

     For policies issued in the state of Oregon, the amounts shown above are increased by 2%. Consistent with the requirements of the Texas non-forfeiture laws, the guaranteed sales charge varies for policies issued in Texas. As of the date of this prospectus, the current sales charge for Texas policies is the same as shown above.


     The expenses covered by the sales charge include agent sales commissions, the cost of printing Prospectuses and sales literature, and any advertising costs. Where Policies are issued to Insureds with higher mortality risks or to Insureds who have selected additional insurance benefits, a portion of the amount deducted for the sales charge is used to pay distribution expenses and other costs associated with these additional coverages. No increase in this sales charge will occur that would result in an increase in the sales charge percentage deducted in any previous Policy year.

     A Contingent Deferred Sales Charge is also imposed under certain circumstances for expenses incurred in distributing the Policies. That charge is discussed below.

     To the extent that sales expenses are not recovered from the sales charge and the surrender charge, those expenses may be recovered from other sources, including the mortality and expense risk charge described below.

     PREMIUM TAXES. Various states or other governing jurisdictions and their subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary by jurisdiction. A deduction equal to the amount of the actual premium tax (if any) is taken from each premium payment for these taxes. The deduction allows the Company to pass through the amount of the taxes imposed on the policy by the state or other governing jurisdiction and any subdivisions thereof. State premium taxes currently range from 0% to 3.5% (4% in Puerto
Rico), with an average of approximately 2.1%.

     FEDERAL TAX CHARGE. This charge is designed to pass through the equivalent of the federal tax consequences applicable to the policy. The charge is currently 1.3% of premium paid, and is guaranteed not to increase except to the extent of any increases in the federal tax.

MONTHLY DEDUCTION


     Charges will be deducted on each Monthly Anniversary from the Cash Value of each Policy ("the monthly deduction") to compensate the Company for (a) certain administrative costs; (b) the cost of insurance; and (c) the cost of optional benefits added by rider. The monthly deduction will begin as of the Issue Date. It will be allocated among the General Account and each Division of the Separate Account in the same proportion that a Policy's Cash Value in the General Account and the Policy's Cash Value in each Division bear to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the deduction is taken. Because portions of the monthly deduction, such as the cost of insurance, can vary from month to month, the monthly deduction itself can vary in amount from month to month.


     SELECTION AND ISSUE EXPENSE CHARGE. During the first ten Policy Years, the Company generally assesses a monthly charge to cover the costs associated with the underwriting and issue of the policy. The monthly charge per $1,000 of face amount ranges from approximately 4 cents to one dollar, and varies by Issue Age, risk class, and (except on unisex Policies) sex of the Insureds. For policies issued in Texas, the guaranteed selection and issue expenses are level for the life of the policy to ensure compliance with the Texas non-forfeiture laws. On a current basis, as of the date of this prospectus, the charges stop after ten Policy Years.

     MONTHLY ADMINISTRATIVE CHARGE. The Company has responsibility for the administration of the Policies and the Separate Account. Administrative expenses include premium billing and collection, record keeping, processing death benefit claims, cash surrenders, partial withdrawals, Policy changes, and reporting and overhead costs, processing applications, and establishing Policy records. As reimbursement for administrative expenses related to the maintenance of each Policy and the Separate Account, the Company assesses a monthly administration charge from each Policy. This charge is generally $25 per month in the first Policy Year, and $6 per month for all Policy Years thereafter, and is guaranteed not to increase while the Policy is in force.

     The Company may administer the Policy itself, or may purchase administrative services from such sources (including affiliates) as may be available. Such services will be acquired on a basis which, in the Company's sole discretion, affords the best services at the lowest cost. The Company reserves the right to select a company to provide services which the Company deems, in its sole discretion, is the best able to perform such services in a satisfactory manner even though the costs for such services may be higher than would prevail elsewhere.

     COST OF INSURANCE. The cost of insurance is deducted on each Monthly Anniversary for the following Policy Month. The cost of insurance is determined in a manner that reflects the anticipated mortality of both Insureds and the fact that the death benefit is not payable until the death of the Last Insured. Because the cost of insurance depends upon a number of variables, the cost will vary for each Policy Month. The Company will determine the cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk (defined below) for each Policy Month.

     The cost of insurance rates are determined at the beginning of each Policy Year. The rates will be based on the Attained Age, duration, rate class, and (except for unisex Policies) sex of the Insureds at issue. (See Unisex Requirements Under Montana Law.) The cost of insurance rates generally increase as the Insureds' Attained Age increases.

     The rate class of an Insured also will affect the cost of insurance rate. For the initial Face Amount, the Company will use the rate class on the Issue Date. If the death benefit equals a percentage of Cash Value, an increase in Cash Value will cause an automatic increase in the death benefit. The rate class for such increase will be the same as that used for the initial Face Amount.


     The Company currently places Insureds into an elite rate class, a preferred rate class, a standard rate class, or into rate classes involving a higher mortality risk.


     Actual cost of insurance rates may change, and the actual monthly cost of insurance rates will be determined by the Company based on its expectations as to future mortality experience. However, the actual cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the Policy. For Policies which are not in a substandard risk class, the guaranteed cost of insurance rates are equal to 100% of the rates set forth in the male/ female smoker/non-smoker 1980 CSO Mortality Tables (1980 CSO Tables NA and SA and 1980 CSO Tables NG and SG for sex distinct Policies and Policies issued in qualified pension plans; and 1980 CSO Tables NA and SA for unisex policies issued in compliance with Montana law. All Policies are based on the age nearest birthday. Higher rates apply if either Insured is determined to be in a substandard risk class.


     In two otherwise identical Policies, an Insured in the elite or preferred rate class will have a lower cost of insurance than an Insured in a rate class involving higher mortality risk. Each rate class other than the elite rate class is also divided into two categories: smokers and nonsmokers. The elite rate class is only available to nonsmokers. Nonsmoker Insureds will generally incur a lower cost of insurance than similarly situated Insureds who smoke. (Insureds under Attained Age 20 are automatically assigned to the non-smoker rate class.)



     The net amount at risk for a Policy Month is (a) the death benefit under the option chosen at the beginning of the Policy Month with the face amount divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%), less (b) the Cash Value at the beginning of the Policy Month. In calculating the cost of insurance charges, the cost of insurance rate for a Face Amount is applied to the net amount at risk for that Face Amount.


     ADDITIONAL INSURANCE BENEFITS. The monthly deduction will include charges for any additional benefits provided by rider. (See General Matters--Additional Insurance Benefits.)

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

     For a period of up to ten years after the Issue Date, the Company will impose a CDSC upon surrender or lapse of the Policy, upon a partial withdrawal, or upon a Pro-Rata Surrender. The amount of the charge assessed will depend upon a number of factors, including the type of event (a full surrender, lapse, or partial withdrawal), the amount of any premium payments made under the Policy prior to the event, and the number of Policy Years having elapsed since the Policy was issued.

     The Contingent Deferred Sales Charge compensates the Company for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the Prospectus and sales literature.

     CALCULATION OF CHARGE. If a Policy is surrendered, the charge will not exceed the Contingent Deferred Sales Charge Percentage multiplied by the annual Target Premium attributable to the base policy.

     The Contingent Deferred Sales Charge Percentage is shown in the following table.

CONTINGENT DEFERRED SALES CHARGE PERCENTAGE TABLE

  IF SURRENDER OR LAPSE OCCURS     THE PERCENTAGE OF THE ANNUAL
IN THE LAST MONTH OF POLICY YEAR:   TARGET PREMIUM PAYABLE IS:
---------------------------------  ----------------------------
           1 through 5                         45%
                6                              40%
                7                              30%
                8                              20%
                9                              10%
          10 and later                          0%

     In addition, the percentages are reduced equally for each Policy Month during the years shown. For example, during the seventh year, the percentage is reduced equally each month from 40% at the end of the sixth Year to 30% at the end of the seventh Year. This table may be modified if required by law or regulation of the governing jurisdiction.


     CHARGE ASSESSED UPON PARTIAL WITHDRAWALS OR PRO-RATA SURRENDER. The amount of the Contingent Deferred Sales Charge deducted upon a partial withdrawal or Pro-Rata Surrender depends on the associated decrease in face amount and will equal a fraction of the charge that would be deducted if the Policy were surrendered at that time. If the face amount is decreased by some fraction of the face amount at issue, the charge deducted will be the surrender charge for the face amount at issue multiplied by that fraction. Immediately after a withdrawal, the Policy's remaining surrender charge will equal the amount of the surrender charge immediately before the withdrawal less the amount deducted in connection with the withdrawal.



TRANSACTION CHARGES


     There are no transaction charges for processing the first twelve transfers or partial withdrawals in a policy year. There may be a charge of $25 for each transfer or partial withdrawal in excess of twelve.



ADJUSTMENT OF CHARGES

     The Policy is available for purchase by individuals, corporations, and other institutions. For certain individuals and certain corporate or other group or sponsored arrangements purchasing one or more Policies, General American may waive or adjust the amount of the Sales Charge, Contingent Deferred Sales Charge, monthly administrative charge, or other charges where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies warrant an adjustment.

     Sales, underwriting, or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement; from the amount of the initial premium payment or payments; or from the amount of projected premium payments. General American will determine in its discretion if, and in what amount, an adjustment is appropriate. The Company may modify its criteria for qualification for adjustment of charges as experience is gained, subject to the limitation that such adjustments will not be unfairly discriminatory against the interests of any Owner.

SEPARATE ACCOUNT CHARGES
     MORTALITY AND EXPENSE RISK CHARGE. General American will deduct a daily charge from the Separate Account. The amount of the deduction is determined as a percentage of the average net assets of each Division of the Separate Account. The daily deduction percentages, and the equivalent effective annual rate, are:

                                                    DAILY CHARGE         ANNUAL
POLICY YEARS                                           FACTOR          EQUIVALENT
------------                                        -------------   -----------------
1-10..............................................    .0015027%           0.55%
11-20.............................................    .0012301%           0.45%
21+...............................................    .0009572%           0.35%

     This deduction is guaranteed not to increase while the Policy is in force. General American may realize a profit from this charge.

     The mortality risk assumed by General American is that Insureds may die sooner than anticipated and that therefore General American will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will exceed the amounts realized from the administrative charges assessed against the Policy.


     FUND EXPENSES. The value of the net assets of the Separate Account will reflect the investment advisory fee and other expenses incurred by the underlying investment companies. A summary of the annual Fund operating expenses is provided on pages A-11 through A-13 of this prospectus. See the prospectuses for the respective Funds for a description of investment advisory fees and other expenses.


     TAXES. No charges are currently made to the Separate Account for Federal, state, or local taxes that the Company incurs which may be attributable to such Separate Account or to the Policy. The Company may make such a charge for any such taxes or economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policy. (See Federal Tax Matters.)

                              THE GENERAL ACCOUNT

     Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. The disclosure regarding the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

     The General Account consists of all assets owned by General American other than those in the Separate Account and other separate accounts. Subject to applicable law, General American has sole discretion over the investment of the assets of the General Account.

     At issue, General American will determine the maximum percentage of the non-borrowed Cash Value that may be allocated, either initially or by transfer, to the General Account. The ability to allocate Net Premiums or to transfer Cash Value to the General Account may not be made available, in the Company's discretion, under certain Policies. Further, the option may be limited with respect to some Policies. The Company may, from time to time, adjust the extent to which premiums or Cash Value may be allocated to the General Account (the "maximum allocation percentage"). Such adjustments may not be uniform as to all Policies. General American may at any time modify the General Account maximum allocation percent. Subject to this maximum, an Owner may elect to allocate Net Premiums to the General Account, the Separate Account, or both. Subject to this maximum, the Owner may also transfer Cash Value from the Divisions of the Separate Account to the General Account, or from the General Account to the Divisions of the Separate Account. The allocation of Net Premiums or the transfer of Cash Value to the General Account does not entitle an Owner to share in the investment experience of the General Account. Instead, General American guarantees that Cash Value allocated to the General Account will accrue interest at a rate of at least 4%, compounded annually, independent of the actual investment experience of the General Account.

     The Loan Account is part of the General Account.

THE POLICY

     This Prospectus describes a flexible premium joint and last survivor variable life insurance policy. This Prospectus is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Separate Account. For complete details regarding the General Account, see the Policy itself.

GENERAL ACCOUNT BENEFITS

     If the Owner allocates all Net Premiums only to the General Account and makes no transfers, partial withdrawals, Pro-Rata Surrenders, or Policy Loans, the entire investment risk will be borne by General American, and General American guarantees that it will pay at least a minimum specified death benefit. The Owner may select Death Benefit Option A, B or C under the Policy and may change the Policy's Face Amount subject to satisfactory evidence of insurability.

GENERAL ACCOUNT CASH VALUE


     Net Premiums allocated to the General Account are credited to the Cash Value. General American bears the full investment risk for these amounts and guarantees that interest will be credited to each Owner's Cash Value in the General Account at a rate of no less than 4% per year, compounded annually. General American may, AT ITS SOLE DISCRETION, credit a higher rate of interest, although it is not obligated to credit interest in excess of 4% per year, and might not do so. ANY INTEREST CREDITED ON THE POLICY'S CASH VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF GENERAL AMERICAN. THE POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE OF 4% PER YEAR. If excess interest is credited, a different rate of interest may be applied to the Cash Value in the Loan Account. The Cash Value in the General Account is calculated daily.


     General American guarantees that, on each Valuation Date, the Cash Value in the General Account will be the amount of the Net Premiums allocated or Cash Value transferred to the General Account, plus interest at the rate of 4% per year, plus any excess interest which General American credits and any amounts transferred into the General Account, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with partial withdrawals, Pro-Rata Surrenders, surrender charges or transfers to the Separate Account.

TRANSFERS, SURRENDERS, PARTIAL WITHDRAWALS AND POLICY LOANS

     After the first Policy Year, a portion of Cash Value may be withdrawn from the General Account or transferred from the General Account to the Separate Account. A partial withdrawal, net of any applicable surrender charges, and any transfer must be at least $500 or, the Policy's entire Cash Value in the General Account if less than $500. No amount may be withdrawn from the General Account that would result in there being insufficient Cash Value to meet any surrender charges that would be payable immediately following the withdrawal upon the surrender of the remaining Cash Value of the Policy. The total amount of transfers and withdrawals in a Policy Year may not exceed a Maximum Amount equal to the greater of (a) 25% of a Policy's Cash Surrender Value in the General Account at the beginning of the Policy Year, or (b) the previous Policy Year's Maximum Amount (not to exceed the total Cash Surrender Value of the Policy).

     Transfers to the General Account are limited by the maximum allocation percentage (described below) in effect for a Policy at the time a transfer request is made.

     Policy Loans may also be made from the Policy's Cash Value in the General Account.

     Loans and withdrawals from the General Account may have Federal income tax consequences. (See Federal Tax Matters.)


     There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy Year. General American may impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy Year. General American may revoke or modify the privilege of transferring amounts to or from the General Account at any time. Partial withdrawals and Pro-Rata Surrenders will result in the imposition of the applicable surrender charge.


     Transfers, surrenders, partial withdrawals and Pro-Rata Surrenders payable from the General Account and the payment of Policy Loans allocated to the General Account may, subject to certain limitations, be delayed for up to six months. However, if payment is deferred for 30 days or more, General American will pay interest at the rate of 2.5% per year for the period of the deferment. Amounts from the General Account used to pay premiums on policies with General American will not be delayed.

                                GENERAL MATTERS

POSTPONEMENT OF PAYMENTS FROM THE SEPARATE ACCOUNT


     The Company usually pays amounts payable on partial withdrawal, Pro-Rata Surrender, surrender, death of the Last Insured or Policy Loan allocated to the Separate Account Divisions within seven days after written notice is received. Payment of any amount payable from the Divisions of the Separate Account upon surrender, partial withdrawals, Pro-Rata Surrender, death of the Last Insured, or payments of a Policy Loan and transfers, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Owners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. The Company may defer payment of the portion of any Policy Loan from the General Account for not more than six months.


     Payments under the Policy of any amounts derived from premiums paid by check may be delayed until the Owner's check has cleared the bank upon which it was drawn.

THE CONTRACT

     The Policy, the attached application, any riders, endorsements, and any application for reinstatement constitute the entire contract. All statements made by the Insureds in the application and any supplemental applications can be used to contest a claim or the validity of the Policy. Any change to the Policy must be in writing and approved by the President, a Vice President, or the Secretary of the Company. No agent has the authority to alter or modify any of the terms, conditions, or agreements of the Policy or to waive any of its provisions.

CONTROL OF POLICY

     The Insureds jointly are the Owner of the Policy unless another person or entity is shown as the Owner in the application. Ownership may be changed, however, as described below. The Owner is entitled to all rights provided by the Policy. Any person whose rights of ownership depend upon some future event does not possess any present rights of ownership. If there is more than one Owner at a given time, all Owners must exercise the rights of ownership by joint action. If the Owner dies, and the Owner is not one or both of the Insureds, the Owner's interest in the Policy becomes the property of his or her estate unless otherwise provided. Unless otherwise provided, the Policy is jointly owned by all Owners named in the Policy or by the survivors of those joint Owners. Unless otherwise stated in the Policy, the final Owner is the estate of the last joint Owner to die. The Company may rely on the written request of any trustee of a trust which is the Owner of the Policy, and the Company is not responsible for the proper administration of any such trust.

BENEFICIARY

     The Beneficiary(ies) is (are) the person(s) specified in the application or by later designation. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the Last Insured. If there is more than one Beneficiary at the death of the Last Insured, each Beneficiary will receive equal payments unless otherwise provided by the Owner. If no Beneficiary is living at the death of the Last Insured, the proceeds will be payable to the Owner or, if the Owner is not living, to the Owner's estate.

     The Company permits the designation of various types of trusts as Beneficiary(ies), including trusts for minor beneficiaries, trusts under a will, and trusts under a separate written agreement. An Owner is also permitted to designate several types of beneficiaries, including business beneficiaries.

CHANGE OF OWNER OR BENEFICIARY


     The Owner may change the ownership and/or Beneficiary designation by written request in a form acceptable to the Company at any time during the Last Insured's lifetime subject to any restrictions stated in the Policy and this Prospectus. The Company may require that the Policy be returned for endorsement of any change. If acceptable to us, the change will take effect as of the date the request is signed, whether or not the Last Insured is living when the request is received at the Company's Administrative Office. The Company is not liable for any payment made or action taken before the Company received the written request for change. If the Owner is also a Beneficiary of the Policy at the time of the Last Insured's death, the Owner may, within sixty days of the Last Insured's death, designate another person to receive the Policy proceeds. Any change will be subject to any assignment of the Policy or any other legal restrictions.


POLICY CHANGES

     The Company reserves the right to limit the number of changes to a Policy to one per Policy Year and to restrict changes in the first Policy Year. Currently, only one change is permitted during any Policy Year and no change may be made during the first Policy Year. For this purpose, changes include decreases in Face Amount and changes in the death benefit option. No change will be permitted, if as a result, the Policy would fail to satisfy the definition of life insurance in Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES

     If any provision in a Policy is in conflict with the laws of the state governing the Policy, the provision will be deemed to be amended to conform to such laws. In addition, the Company reserves the right to change the Policy if it determines that a change is necessary to cause this Policy to comply with, or give the Owner the benefit of any Federal or state statute, rule, or regulation, including, but not limited to, requirements of the Internal Revenue Code, or its regulations or published rulings.

CLAIMS OF CREDITORS

     To the extent permitted by law, neither the Policy nor any payment under it will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY

     The Policy is incontestable after it has been in force for two years from the Issue Date during the lifetime of either Insured. An addition of a rider after the Issue Date is incontestable after such addition has been in force for two years from its effective date during the lifetime of either Insured. Any reinstatement of a Policy is incontestable only after it has been in force during the lifetime of either Insured for two years after the effective date of the reinstatement.

ASSIGNMENT


     The Company will be bound by an assignment of a Policy only if: (a) the assignment is in writing; (b) the original assignment instrument or a certified copy thereof is filed with the Company at its Administrative Office; and (c) the Company returns an acknowledged copy of the assignment instrument to the Owner. The Company is not responsible for determining the validity of any assignment. Payment of Policy proceeds is subject to the rights of any assignee of record. If a claim is based on an assignment, the Company may require proof of the interest of the claimant. A valid assignment will take precedence over the claim of any Beneficiary.


SUICIDE

     Suicide within two years of the Issue Date is not covered by the Policy. If either Insured dies by suicide, while sane or insane, within two years from the Issue Date (or within the maximum period permitted by the laws of the state in which the Policy was delivered, if less than two years), the amount payable will be limited to premiums paid, less any partial withdrawals and outstanding Indebtedness subject to certain limitations.

     If the either Insured is a Missouri citizen when the Policy is issued, this provision does not apply on the Issue Date of the Policy, unless that Insured intended suicide when the Policy was applied for.

MISSTATEMENT OF AGE OR SEX AND CORRECTIONS

     If the age or sex (except in unisex Policies, see Unisex Requirements Under Montana Law) of the Insureds has been misstated in the application, the amount of the death benefit will be that which the most recent cost of insurance charge would have purchased for the correct age and sex.

     Any payment or Policy changes made by the Company in good faith, relying on its records or evidence supplied with respect to such payment, will fully discharge the Company's duty. The Company reserves the right to correct any errors in the Policy.

ADDITIONAL INSURANCE BENEFITS


     Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. The descriptions below are intended to be general; the terms of the Policy riders providing the additional benefits may vary from state to state, and the Policy should be consulted. The rider benefits available with the Policies provide fixed benefits that do not vary with the investment experience of the Separate Account. The cost of any additional insurance benefits which require additional charges will be deducted as part of the monthly deduction from the Policy's Cash Value. (See Charges and Deductions--Monthly Deduction.) Certain restrictions may apply and are described in the applicable rider. Samples of the provisions are available from General American upon written request.



     The term riders discussed below permit you, by purchasing term insurance, to increase your insurance coverage. Term riders have no surrenderable cash value. If you seek to reduce the overall cost of your insurance protection, it is generally to your economic advantage to include a significant portion or percentage of your insurance coverage under a level term insurance rider. Both the current and guaranteed charges for the Joint Supplemental Coverage Term Rider are lower than for the base Policy.



     Reductions in or elimination of term rider coverage do not trigger a surrender charge, and use of a term rider generally reduces sales compensation. Because the term insurance riders don't have surrender charges, a Policy providing insurance coverage with a combination of base Policy and term rider will have a lower maximum surrender charge than a Policy with the same amount of insurance coverage provided solely by the base Policy. However, like the cost of coverage under the Policy, charges deducted from the Policy's cash value to pay for term rider coverage no longer participate in the investment experience of the Separate Account and usually increase with the age of the covered individuals. Your determination as to how to purchase a desired level of insurance coverage should be based on your specific insurance needs. Your registered representative can provide you more information on the uses of term rider coverage.


     WAIVER OF SPECIFIED PREMIUM RIDER. Provides for crediting the Policy's Cash Value with a specified monthly premium while the covered Insured is totally disabled. The monthly premium selected at issue is not guaranteed to keep the Policy in force. The covered Insured must have become disabled after age 5 and before age 65.

     ADJUSTABLE BENEFIT TERM RIDER. This rider allows an employer who is the Owner to provide adjustable term insurance to comply with the terms of an associated employee benefit plan. The increase in coverage occurs on each Policy Anniversary.


     ANNIVERSARY PARTIAL WITHDRAWAL RIDER. This rider allows the owner to withdraw up to 15% of the Policy's Cash Surrender Value on any Policy Anniversary without reducing the Face Amount.


     JOINT SUPPLEMENTAL COVERAGE TERM RIDER. This rider provides level term insurance on the lives of the Insureds under the base policy. It can be added only at issue. It cannot be increased or added to an existing Policy.

     SECONDARY GUARANTEE RIDER. This rider guarantees that if, during the secondary guarantee period, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the secondary guarantee premiums required since the Issue Date, the Policy will not lapse as a result of a Cash Value less any loans, loans interest due, and any surrender charge being insufficient to pay the monthly deduction.

     The secondary guarantee period is the number of Policy Years until the younger Insured reaches Attained Age 100.


     LIFETIME COVERAGE RIDER. This rider provides the continuation of the Policy's face amount beyond the younger Insured's Attained Age 100, provided the policy remains in force to that date with a positive cash surrender value. If the Policy is in force after the younger Insured's Attained Age 100, the death benefit will be the greater of the face amount or 101% of the Cash Value. The tax consequences of continuing the Policy after the Insured's Attained Age 100 are unclear. You should consult a tax adviser if you intend to continue your Policy after the Insured's Attained Age 100.



     DIVORCE SPLIT RIDER. This rider allows the Policy to be split into two separate policies in the event of the divorce of a married couple who are the Insureds under the Policy. This rider may have tax consequences. See Federal Tax Matters.


     ESTATE PRESERVATION TERM RIDER. This rider provides joint level term insurance, payable at the death of the Last Insured, for a period of four years from the date of the rider.

RECORDS AND REPORTS

     The Company will maintain all records relating to the Separate Account and will mail to the Owner once each Policy Year, at the last known address of record, a report which shows the current Policy values, premiums paid, deductions made since the last report, and any outstanding Policy Loans. The Owner will also be sent a periodic report for each Fund. Receipt of premium payments, transfers, partial withdrawals, Pro-Rata Surrenders, Policy Loans, loan repayments, changes in death benefit options, decreases in Face Amount, surrenders and reinstatements will be confirmed promptly following each transaction.


     An Owner may request in writing a personalized illustration of hypothetical Cash Surrender Values and death benefits. There is no charge for the first illustration provided per year. Additional illustrations will be furnished by the Company for a nominal fee which will not exceed $25.



                          DISTRIBUTION OF THE POLICIES



     The Policy will be sold by individuals who, in addition to being licensed as life insurance agents for General American, are also registered representatives of broker-dealers who have entered into written sales agreements with General American Distributors, Inc. ("General American Distributors"), 700 Market Street, St. Louis, Missouri, 63101. General American Distributors, a Missouri corporation organized in 2000 and a wholly-owned subsidiary of GenAmerica Financial Corporation, serves as the principal underwriter for the Policies under a Distribution Agreement with General American. General American Distributors is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. More information about General American Distributors is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.



     As principal underwriter for the Policies, General American Distributors may receive a fee of up to 2% of premium for distribution of the Policies.



     General American Distributors has entered into a selling agreement with an affiliated broker-dealer under which selling agents will receive commissions based on commission schedules and rules that vary based on the agent's contract. Under contracts that are based on agent level commissions, agent first year commissions are 50% of Target Premium and 2.25% of excess premium paid in year
1. In years 2-10, the agent commissions range from 1% to 1.75% of premium depending on the agent's contract type. In years 11 and later there is a service fee from 1.50% to 2% of premium depending on the agent's contract type. An additional service fee determined as a percentage of the Policy's unloaned cash value may also be paid. The maximum percentage paid varies by Policy year decreasing from 0.20% to 0.12% of average monthly unloaned assets. For certain contracts there is no cash value based fee.

     General American, the General Agent, and the selling agent may enter into agreements that compensate the selling agent for basic expenses, renewal overrides, and incentive bonuses. Reductions may be possible under certain circumstances (see Charges and Deductions--Adjustment of Charges). In addition to commissions, General American may also pay the following sales expenses:
General Agent and agency manager compensation; agent training allowances; deferred compensation and insurance benefits of agents, General Agents and agency managers; advertising expenses and other expenses of distributing the Policies. General Agents' compensation may be in part based on the level of productivity of agents in their agencies. Agents receive less compensation for the sale of Policies that provide a significant portion of death benefit coverage through the use of term riders.



     General American Distributors also enters into selling agreements with unaffiliated broker-dealers, the terms of which may, under certain circumstances, also apply to affiliated broker-dealers. Under these agreements, which are based on gross dealer concessions payable to the broker-dealer, first year compensation ranges from 80% to 95% of Target Premium and from 3% to 4% of excess premium paid in year 1, depending on contract type. In years 2-10, the compensation is 2% of premium. In years 11 and later there is a service fee from 1% to 2% of premium depending on the contract type. An additional service fee determined as a percentage of the Policy's unloaned cash value may also be paid. The maximum percentage paid varies by Policy year decreasing from 0.20% to 0.10% of average monthly unloaned assets. For certain contracts there is no cash value based fee. The broker-dealer may also receive additional compensation, which in some cases will vary based on the productivity of the registered representatives. General American, General American Distributors and the broker-dealer may enter into an agreement that compensates the broker-dealer for expenses associated with the distribution of the policies. The compensation payable to the registered representatives and General Agents will be determined by their agreement with the broker-dealer. Reductions may be possible under certain circumstances (see Charges and Deductions--Adjustment of Charges). Broker-dealers receive less compensation for the sale of Policies that provide a significant portion of death benefit coverage through the use of term riders.



     An affiliate of General American Distributors may receive 12b-1 fees from the American Funds Growth Fund, the American Funds Growth-Income Fund and the American Funds Global Small Capitalization Fund.



     Registered representatives of an affiliated broker-dealer who are also agents of General American are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that General American offers, such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



     The General Agent commission schedules and rules differ for different types of agency contracts.



     We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the Policy Owners or the Separate Account.



     We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.


                              FEDERAL TAX MATTERS

INTRODUCTION


     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon General American's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the Internal Revenue Service.

TAX STATUS OF THE POLICY


     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied to a joint and last survivor life policy is limited. Thus, some uncertainty exists regarding the Federal income tax treatment of joint and last survivor life policies. Nevertheless, we believe that it is reasonable to conclude that the Policies will satisfy the applicable requirements. We may take appropriate steps to bring the Policy into compliance with applicable requirements and we reserve the right to restrict Policy transactions in order to do so.



     In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of a Policy Owner to allocate payments and cash values, have not been explicitly addressed in published rulings. While we believe that the Policies do not give Policy Owners investment control over Separate Account assets, we reserve the right to modify the Policies as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policies.



     In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Separate Account, through the Eligible Funds, will satisfy these diversification requirements.


     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

     1. TAX TREATMENT OF POLICY BENEFITS. In general, the Company believes that the proceeds and Cash Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code, unless a transfer for value (generally a sale of the policy) has occurred.


     Many changes or transactions involving a Policy may have tax consequences, depending on the circumstances. Such changes include, but are not limited to, the exchange of the Policy, a change of the Policy's Face Amount, a Policy Loan, an additional premium payment, a Policy lapse with an outstanding Policy Loan, a partial withdrawal, or a surrender of the Policy. The transfer of the Policy or designation of a Beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation skipping transfer tax consequences under Federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation skipping and other taxes.


     A Policy may also be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

     Generally, the Owner will not be deemed to be in constructive receipt of the Policy's Cash Value, including increments thereof, under the Policy until there is a distribution. Under a complete surrender or lapse of any Policy, if the amount received plus the amount of outstanding Indebtedness exceeds the total investments in the Policy, the excess will generally be treated as ordinary income subject to tax. The tax consequences of other distributions from, and Policy Loans taken from or secured by, a Policy depend upon whether the Policy is classified as a "modified endowment contract".

     2. MODIFIED ENDOWMENT CONTRACTS. A policy may be treated as a modified endowment contract depending upon the amount of premiums paid in relation to the death benefit provided under such Policy. The premium limitation rules for determining whether a Policy is a modified endowment contract are extremely complex. In general, however, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits (based on the lowest level of benefits in effect for the Policy) after the payment of seven level annual premiums.

     In addition, if a Policy is "materially changed" it may cause such Policy to be treated as a modified endowment contract. The material change rules for determining whether a Policy is a modified endowment contract are also extremely complex. In general, however, the determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship among the death benefit at the time of such change, the Cash Value at the time of the change and the additional premiums paid in the seven Policy Years starting with the date on which the material change occurs. Moreover, a life insurance contract received in exchange for a life insurance contract classified as a modified endowment contract will also be treated as a modified endowment contract. A reduction in a Policy's benefits may also cause such Policy to become a modified endowment contract.

     Accordingly, a prospective Owner should contact a competent tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. In addition, an Owner should contact a competent tax adviser before paying any additional premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.


     3.  DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT
CONTRACT. Policies classified as modified endowment contracts will be subject to the following tax rules: First, all distributions, including distributions upon surrender and benefits paid at maturity, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Cash Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, Policy Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are treated as distributions from such a Policy and taxed accordingly. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or Policy Loan taken from or secured by, such a Policy that is included in income, except where the distribution or Policy Loan (a) is made on or after the Owner attains age 59 1/2, (b) is attributable to the Owner's becoming disabled, or (c) is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.


     4. DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACT. Distributions from Policies not classified as a modified endowment contracts are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit (possibly including a partial withdrawal) or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in cash distribution to the Owner in order for the Policy to continue complying with the
Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.


     Policy Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans generally are treated as indebtedness of the Owner. However, the tax consequences associated with Policy Loans that are outstanding after the tenth Policy Year are less clear, and you should consult a tax adviser about such Policy Loans.


     Upon a complete surrender or lapse of a Policy that is not a modified endowment contract, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

     Neither distributions (including distributions upon surrender or lapse) nor Policy Loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

     If a Policy which is not a modified endowment contract subsequently becomes a modified endowment contract, then any distribution made from the Policy within two years prior to the date of such change in status may become taxable.

     5. POLICY LOANS. Generally, interest paid on any loan under a life insurance Policy owned by an individual is not deductible. In addition, interest on any loan under a life insurance Policy owned by a business taxpayer on the life of any individual who is an officer of or is financially interested in the business carried on by that taxpayer is deductible only under certain very limited circumstances. AN OWNER SHOULD CONSULT A COMPETENT TAX ADVISER BEFORE DEDUCTING ANY LOAN INTEREST. If a Policy Loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly.


     6. INTEREST EXPENSE ON UNRELATED INDEBTEDNESS. Under provisions added to the Code in 1997 for policies issued after June 8, 1997, if a business taxpayer owns or is the beneficiary of a Policy on the life of any individual who is not an officer, director, employee, or 20 percent owner of the business, and the taxpayer also has debt unrelated to the Policy, a portion of the taxpayer's unrelated interest expense deductions may be lost. No business taxpayer should purchase or exchange a Policy on the life of any individual who is not an officer, director, employee, or 20 percent owner of the business without first consulting a competent tax adviser.


     7. INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus
(ii) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any Policy Loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any Policy Loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the Owner.

     8. MULTIPLE POLICIES. All modified endowment contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code.


     9. WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



     10. NEW GUIDANCE ON SPLIT DOLLAR PLANS. The IRS has recently issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your Policy is part of an equity split dollar arrangement, there is a risk that some portion of the Policy cash value may be taxed prior to any Policy distribution.



     11. ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if the Owner is subject to that tax.



     12. PUERTO RICO. We believe that Policies subject to Puerto Rican tax law will generally receive treatment similar, with certain modifications, to that described above. Among other differences, Policies governed by Puerto Rican tax law are not currently subject to the rules described above regarding Modified Endowment Contracts. You should consult your tax adviser with respect to Puerto Rican tax law governing the Policies.



     13. POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.



     14. CONTINUATION OF POLICY BEYOND ATTAINED AGE 100. The tax consequences of continuing the Policy beyond the Insured's Attained Age 100 are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's Attained Age 100.



     15. POSSIBLE CHARGE FOR TAXES. At the present time, the Company makes no charge to the Separate Account for any Federal, state, or local taxes (as opposed to Premium Tax Charges which are deducted from premium payments) that it incurs which may be attributable to such Separate Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

                     UNISEX REQUIREMENTS UNDER MONTANA LAW


     The State of Montana generally prohibits the use of actuarial tables that distinguish between men and women in determining premiums and Policy benefits for policies issued on the lives of its residents. Therefore, all Policies offered by this Prospectus to insure residents of Montana will have premiums and benefits which are based on actuarial tables that do not differentiate on the basis of sex.


                                 VOTING RIGHTS

     Based on its understanding of current applicable legal requirements, the Company will vote the shares of the Funds held in the Separate Account at regular and special shareholder meetings of the mutual funds in accordance with the instructions received from persons having voting interests in the corresponding Divisions of the Separate Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the Fund in its own right, it may elect to do so. No voting privileges apply to the Policies with respect to Cash Value removed from the Separate Account as a result of a Policy Loan.

     The number of votes which an Owner has the right to instruct will be calculated separately for each Division. Voting rights reflect the dollar value of the total number of units of each Division of the Separate Account credited to the Owner at the record date, rather than the number of units alone. Fractional shares will be counted. The number of votes of the Fund which the Owner has the right to instruct will be determined as of the date coincident with the date established by that Fund for determining shareholders eligible. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the mutual funds.

     The company will vote shares of a Fund for which no timely instructions are received in proportion to the voting instructions which are received with respect to that Fund. The Company will also vote any shares of the Funds which are not attributable to Policies in the same proportion.

     Each person having a voting interest in a Division will receive any proxy material, reports, and other materials relating to the appropriate Fund.

     DISREGARD OF VOTING INSTRUCTIONS. The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or to approve or disapprove an investment Advisory contract for a Fund. In addition, the Company itself may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser or sub-adviser of a Fund if the Company reasonably disapproves of such changes. A proposed change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or the Company determined that the change would have an adverse effect on its General Account in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. If the Company disregards voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Owners.

                        STATE REGULATION OF THE COMPANY

     The Company, a stock life insurance company organized under the laws of Missouri, and the Separate Account are subject to regulation by the Missouri Department of Insurance. An annual statement is filed with the Director of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Director of Insurance examines the liabilities and reserves of the Company and the Separate Account and certifies their adequacy, and a full examination of the Company's operations is conducted by the National Association of Insurance Commissioners at least once every three years.

     In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance departments of other states apply the laws of the state of domicile in determining permissible investments.


                           MANAGEMENT OF THE COMPANY



                                   DIRECTORS



                                                          PRINCIPAL OCCUPATIONS(S)
                    NAME                                  DURING PAST FIVE YEARS*
                    ----                                  ------------------------
James M. Benson.............................    Chairman, President and Chief Executive
  Metropolitan Life Insurance Company           Officer of General American since 2002,
  One Madison Avenue                            Chairman, President and Chief Executive
  New York, NY 10010                            Officer of New England Life Insurance
                                                Company ("NELICO") since 1998 and President,
                                                Individual Business of Metropolitan Life
                                                Insurance Company since 1999; formerly,
                                                Director, President and Chief Operating
                                                Officer 1997-1998 of NELICO; President and
                                                Chief Executive Officer 1996-1997 of
                                                Equitable Life Assurance Society.

William E. Cornelius........................    Retired Chairman and Chief Executive
                                                Officer,
  Union Electric Company                          Union Electric Company
  P.O. Box 149
  St. Louis, Missouri 63166

John C. Danforth............................    Partner, Bryan Cave (law firm). Formerly,
  Bryan Cave                                      U. S. Senator, State of Missouri
  One Metropolitan Square,
  Suite 3600
  St. Louis, Missouri 63102

Arnold W. Donald............................    Chairman and Chief Executive Officer,
  1 N. Brentwood Blvd.                          Merisant
  Ste. 510                                        Company since 2000; formerly, Senior Vice
  St. Louis, MO 63105                           President 1977-2000 of Monsanto

Jerald L. Kent..............................    Founder and Chief Executive Officer,
  13351 Buckland Hall Road                      1993-2001
  Town & Country, MO 63131                        Charter Communications

Stewart G. Nagler...........................    Vice Chairman of Board and Chief Financial
                                                Officer,
  Metropolitan Life Insurance Company             MetLife
  One Madison Avenue
  New York, NY 10010

Craig D. Schnuck............................    Chairman and Chief Executive Officer,
                                                Schnuck
  11420 Lackland Road                             Markets, Inc.
  P.O. Box 46928
  St. Louis, Missouri 63146

William P. Stiritz..........................    Chairman, Chief Executive Officer and
                                                President,
  Agribrands International, Inc.                  Agribrands International, Inc. Formerly
                                                Chairman,
  9811 So. Forty Drive                            Chief Executive Officer and President,
                                                Ralston
  St. Louis, Missouri 63124                       Purina Company; Chairman, Ralcorp
                                                Holdings, Inc.

Andrew C. Taylor............................    Chief Executive Officer and President,
                                                Enterprise
  Enterprise Rent-A-Car                           Rent-A-Car
  600 Corporate Park Drive
  St. Louis, Missouri 63105

Robert L. Virgil............................    Principal, Edward Jones
  Edward Jones
  12555 Manchester
  St. Louis, Missouri 63131-3729

                                                          PRINCIPAL OCCUPATIONS(S)
                    NAME                                  DURING PAST FIVE YEARS*
                    ----                                  ------------------------
Lisa M. Weber...............................    Executive Vice President--Human Resources,
  Metropolitan Life Insurance Company             MetLife
  One Madison Avenue
  New York, NY 10010

Virginia V. Weldon, M.D.....................    Director, Center for the Study of American
  Monsanto Company                                Director, Center for the Study of American
  800 North Lindbergh                             Business, Washington University. Retired
                                                Senior
  St. Louis, Missouri 63167                       Vice President, Public Policy, Monsanto
                                                Company


------------
* All positions listed are with General American unless otherwise indicated.


                   PRINCIPAL OFFICERS OTHER THAN DIRECTORS**



                                                        PRINCIPAL OCCUPATION(S)
               NAME                                     DURING PAST FIVE YEARS*
               ----                                     -----------------------
Richard D. Evans..................    Senior Vice President, 1/99-present. Regional Vice
                                        President, 7/95-1/99.
Timothy J. Klopfenstein...........    Chief Financial Officer, GenAmerica Financial Corp.,
                                        1/2001-present. Vice President and CFO--Individual Line,
                                        6/99-12/2000. Actuarial Consultant, 6/98-5/99. Vice
                                        President, Connecticut General Life Insurance, 1/98-5-98.
                                        Vice President, Healthsource--Provident Administrators,
                                        6/95-12/97.
Donald Lambert....................    Vice President, 10/2000-present. Vice President, GenServe,
                                        1998-present. Regional Vice President, 1990-1998.
Matthew P. McCauley...............    Vice President, General Counsel, and Secretary,
                                        1/2001-present. Vice President, Associate General Counsel,
                                        1/95-1/2001.
Daniel J. McDonald................    Senior Vice President, 10/2000-present. Senior Vice
                                      President--  Special Markets, 8/99-10/2000. President,
                                        Applied Innovative Monetary Solutions, 9/96-8/2000.
                                        Regional CEO, Lincoln Financial Group, 5/92-9/96.
Richard J. Miller.................    Executive Vice President and Chief Marketing Officer,
                                        2/2002-present. Senior Vice President--GenAmerica Advisory
                                        Sales, 8/2000-2/2002. President and CEO, Walnut Street
                                        Securities, 1/97-present. General Agent, Wrenshall-Miller
                                        Agency, 1989-1/97.
Jerome M. Mueller.................    Senior Vice President--National Marketing, 4/98-present.
                                        Senior Vice President, Mercantile Bancorporation,
                                        9/91-4/98.
John E. Petersen..................    Senior Vice President--Sales, 10/2000-present. Vice
                                        President--Sales, 1/99-10/2000. Regional Vice President,
                                        1/92-1/99.
William S. Slater.................    Senior Vice President, 10/2000-present. Chief Executive
                                        Officer, General American Retirement Plans Group,
                                        9/99-present. Vice President, Retirement Plans Group,
                                        1/99-9/2000. Executive Vice President, Genelco,
                                        6/97-12/98. Vice President--Pension Sales & Client
                                        Services, New England Life Insurance Co., 1/95-6/97.
Bernard H Wolzenski...............    Executive Vice President--Individual Insurance,
                                        10/91-present.
A. Greig Woodring.................    President and Chief Executive Officer, Reinsurance Group of
                                        America, 12/92-present.


------------

* All positions listed are with General American unless otherwise indicated.



**The principal business address of Messrs. McCauley, Evans, Lambert, McDonald,
  Miller, Mueller, Petersen, Slater and Wolzenski is General American Life Insurance Company, 700 Market Street, St. Louis, Missouri 63101. The principal business address for Mr. Woodring is 1370 Timberlake Manor Parkway, Chesterfield, MO 63017. The principal business address for Mr. Klopfenstein is 13045 Tesson Ferry Road, St. Louis, MO 63128.

                     RESTRICTIONS ON FINANCIAL TRANSACTIONS



     If mandated under applicable law, we may be required to reject a premium payment. We may also be required to block a Policy Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.


                                 LEGAL MATTERS


     All matters of Missouri law pertaining to the Policy, including the validity of the Policy and General American's right to issue the Policy under Missouri insurance law, have been passed upon by Matthew P. McCauley, Vice President, General Counsel, and Secretary of General American. Sutherland Asbill & Brennan LLP, of Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.


                               LEGAL PROCEEDINGS


     Various litigation, claims, and assessments against General American have arisen in the course of its business, including, without limitation, matters relating to its activities as an insurer, employer, investor and taxpayer. In addition, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning General American's compliance with applicable insurance and other laws and regulations. However, there are no pending legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject, and General American is not a party to any pending legal proceeding that it considers to be material with respect to Policy Owners by reason of the nature of the claim or the amount thereof.



     General American has received and responded to subpoenas for documents and other information from the office of the U.S. Attorney for the Eastern District of Missouri with respect to certain administrative services provided by its former Medicare Unit during the period January 1, 1988 through December 31, 1998, which services ended and which unit was disbanded prior to MetLife's acquisition of General American. The subpoenas were issued as part of the Government's criminal investigation alleging that General American's former Medicare Unit engaged in improper billing and claims payment practices. The Government is also conducting a civil investigation under the Federal False Claims Act. General American is cooperating fully with the Government's investigations. In March 2002, General American and the Government reached an agreement in principle to resolve all issues through a civil settlement. The agreement is subject to approvals and there can be no assurance that it will be approved. On April 11, 2002, it was announced that General American will take a $48 million after-tax charge to cover costs associated with the civil settlement. (See Notes to Financial Statements.)


                                    EXPERTS


     The consolidated financial statements as of and for the years ended December 31, 2000 and December 31, 2001 of the Company included in this Prospectus and in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting as of January 1, 2000, as a result of a business combination accounted for as a purchase), and have been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     The financial statements of the Separate Account as of December 31, 2001, and for each of the periods in the two year period ended December 31, 2001, included in this Prospectus and in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     The consolidated financial statements of the Company for the year ended December 31, 1999, and the statement of operations and changes in net assets of the Separate Account for the year ended December 31, 1999, have been included in this prospectus in reliance on the reports of KPMG LLP, independent certified public accountants, and on the authority of said firm as experts in accounting and auditing.



     Actuarial matters included in this Prospectus have been examined by Karen
A. King, FSA, MAAA, Assistant Vice President and Actuary of General American, as stated in the opinion filed as an exhibit to the registration statement.

                             ADDITIONAL INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, General American and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

                              FINANCIAL STATEMENTS

     The financial statements of General American which are included in this Prospectus should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of General American to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   APPENDIX A

                ILLUSTRATIONS OF DEATH BENEFITS AND CASH VALUES

     The following tables illustrate how the Cash Value, Cash Surrender Value, and death benefit of a Policy change with the investment experience of a Division of the Separate Account. The tables show how the Cash Value, Cash Surrender Value, and death benefit of a Policy issued to Insureds of a given age and at a given premium would vary over time if the investment return on the assets held in each Division of the Separate Account were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables illustrate a Policy issued in Missouri (using a 2% premium tax rate and a 1.3% federal tax charge) to a male and a female Insured, for both ages 35 and 50, in a preferred nonsmoker rate class. If either Insured falls into a smoker rate class, the Cash Values, Cash Surrender Values, and death benefits would be lower than those shown in the tables. In addition, the Cash Values, Cash Surrender Values, and death benefits could be significantly different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. Actual returns will fluctuate over time and likely will be both positive and negative. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the owner pays more than the stated premium.


     The Cash Value column under the "Guaranteed" heading shows the accumulated value of the Net Premiums paid at the stated interest rate, reflecting deduction of all policy charges described in this prospectus at the guaranteed maximum rate. The Cash Surrender Value column under the "Guaranteed" heading shows the projected Cash Surrender Value of the Policy, which is calculated by taking the Cash Value under the "Guaranteed" heading and deducting any appropriate Contingent Deferred Sales Charge. The Cash value column under the "Current" heading shows the accumulated value of the Net Premiums paid at the stated interest rate, reflecting deduction of all policy charges as described in this prospectus at the current rate. The Cash Surrender Value column under the "Current" heading shows the projected Cash Surrender Value of the Policy, which is calculated by taking the Cash Value under the "Current" heading and deducting any appropriate Contingent Deferred Sales Charge. The illustrations of death benefits reflect the above assumptions. The death benefits also vary between tables depending upon whether Death Benefit Options A or C (Level Type) or Death Benefit Option B (Increasing Type) are illustrated.

     The amounts deducted from the Cash Value in the illustrations include the sales charge, premium tax, federal tax charge, selection and issue expense charge, monthly administrative charge, and cost of insurance. These charges are described in the prospectus under Charges and Deductions.


     The amounts shown for Cash Value, Cash Surrender Value, and death benefit reflect charges that produce an investment rate of return that is lower than the gross after-tax return on the assets held in a Division of the Separate Account. The charges include a charge for mortality and expense risk (equivalent to .55% for Policy Years 1-10, .45% for Policy Years 11-20, and .35% thereafter), and an assumed average of the investment advisory fees and operating expenses of the Funds that are currently available for new Policies, at an annual rate of .85% of the average daily net assets of the Funds. This average reflects expense waivers and reimbursements by the investment advisers of certain Funds that may be voluntary and of limited duration. Values illustrated would be lower if these waivers and reimbursements had not been taken into account. After deduction for these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate initial net annual rates of -1.40%, 4.60%, and 10.60%, respectively. The Prospectuses for each Fund should be consulted for details about the nature and extent of their expenses.


     The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account (as opposed to Premium Charges which are deducted from premium payments), since General American is not currently making any such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return of the Divisions of the Separate Account would have to exceed 0%, 6%, and 12% by an amount sufficient to cover the tax charges in order to produce the death benefit and Cash Value illustration. (See Federal Tax Matters.)

     The tables illustrate the Policy values that would result based upon the investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Separate Account, if no Policy Loans have been made. The tables are also based on the assumptions that the Owner has not requested a decrease in the Face Amount, that no partial withdrawals have been made, that no transfer charges were incurred, and that no optional riders have been requested.


     Upon request, General American will provide a comparable illustration based upon the proposed Insureds' age, sex, and rate class, the Face Amount or premium requested, the proposed frequency of premium payments, and any available riders requested. Because these and other assumptions will differ, the values shown in the personalized illustrations can differ very substantially from those shown in the tables below. Therefore, you should carefully review the information that accompanies any personalized illustration. That information will disclose all the assumptions on which the personalized illustration is based. Where applicable, we will also furnish on request a personalized illustration for a Policy which is not affected by the sex of the insured.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION A)


                        MALE PREFERRED NONSMOKER AGE 35


                       FEMALE PREFERRED NONSMOKER AGE 35


                            ANNUAL PREMIUM = $2,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00%
                              (NET RATE OF -1.40%)



                                     ASSUMING CURRENT CHARGES     ASSUMING GUARANTEED CHARGES
                                   ----------------------------   ----------------------------
                         PREMIUM     CASH                           CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH     DEATH    SURRENDER    CASH     DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT
------   ---   -------   -------   ---------   ------   -------   ---------   ------   -------
   1     36     2,000     2,100        952      1,245   250,000       952      1,245   250,000
   2     37     2,000     4,305      2,469      2,762   250,000     2,469      2,762   250,000
   3     38     2,000     6,620      3,963      4,255   250,000     3,963      4,255   250,000
   4     39     2,000     9,051      5,434      5,727   250,000     5,434      5,727   250,000
   5     40     2,000    11,604      6,882      7,175   250,000     6,882      7,175   250,000
   6     41     2,000    14,284      8,340      8,600   250,000     8,340      8,600   250,000
   7     42     2,000    17,098      9,807     10,002   250,000     9,807     10,002   250,000
   8     43     2,000    20,053     11,251     11,381   250,000    11,251     11,381   250,000
   9     44     2,000    23,156     12,671     12,736   250,000    12,671     12,736   250,000
  10     45     2,000    26,414     14,070     14,070   250,000    14,066     14,066   250,000
  11     46     2,000    29,834     15,662     15,662   250,000    15,649     15,649   250,000
  12     47     2,000    33,426     17,233     17,233   250,000    17,203     17,203   250,000
  13     48     2,000    37,197     18,784     18,784   250,000    18,730     18,730   250,000
  14     49     2,000    41,157     20,314     20,314   250,000    20,227     20,227   250,000
  15     50     2,000    45,315     21,824     21,824   250,000    21,694     21,694   250,000
  16     51     2,000    49,681     23,314     23,314   250,000    23,129     23,129   250,000
  17     52     2,000    54,265     24,784     24,784   250,000    24,530     24,530   250,000
  18     53     2,000    59,078     26,234     26,234   250,000    25,894     25,894   250,000
  19     54     2,000    64,132     27,664     27,664   250,000    27,219     27,219   250,000
  20     55     2,000    69,439     29,074     29,074   250,000    28,501     28,501   250,000
  21     56     2,000    75,010     30,495     30,495   250,000    29,766     29,766   250,000
  22     57     2,000    80,861     31,897     31,897   250,000    30,980     30,980   250,000
  23     58     2,000    87,004     33,279     33,279   250,000    32,140     32,140   250,000
  24     59     2,000    93,454     34,640     34,640   250,000    33,240     33,240   250,000
  25     60     2,000    100,227    35,979     35,979   250,000    34,274     34,274   250,000
  26     61     2,000    107,338    37,295     37,295   250,000    35,233     35,233   250,000
  27     62     2,000    114,805    38,586     38,586   250,000    36,106     36,106   250,000
  28     63     2,000    122,645    39,852     39,852   250,000    36,878     36,878   250,000
  29     64     2,000    130,878    41,091     41,091   250,000    37,529     37,529   250,000
  30     65     2,000    139,522    42,301     42,301   250,000    38,034     38,034   250,000


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION A)


                        MALE PREFERRED NONSMOKER AGE 35


                       FEMALE PREFERRED NONSMOKER AGE 35


                            ANNUAL PREMIUM = $2,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00%
                              (NET RATE OF 4.60%)



                                     ASSUMING CURRENT CHARGES       ASSUMING GUARANTEED CHARGES
                                   -----------------------------   -----------------------------
                         PREMIUM     CASH                            CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH      DEATH    SURRENDER    CASH      DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
------   ---   -------   -------   ---------   -------   -------   ---------   -------   -------
   1     36     2,000     2,100       1,042      1,335   250,000      1,042      1,335   250,000
   2     37     2,000     4,305       2,739      3,031   250,000      2,739      3,031   250,000
   3     38     2,000     6,620       4,512      4,804   250,000      4,512      4,804   250,000
   4     39     2,000     9,051       6,365      6,657   250,000      6,365      6,657   250,000
   5     40     2,000    11,604       8,300      8,593   250,000      8,300      8,593   250,000
   6     41     2,000    14,284      10,354     10,614   250,000     10,354     10,614   250,000
   7     42     2,000    17,098      12,531     12,726   250,000     12,531     12,726   250,000
   8     43     2,000    20,053      14,801     14,931   250,000     14,801     14,931   250,000
   9     44     2,000    23,156      17,168     17,233   250,000     17,168     17,233   250,000
  10     45     2,000    26,414      19,639     19,639   250,000     19,635     19,635   250,000
  11     46     2,000    29,834      22,448     22,448   250,000     22,434     22,434   250,000
  12     47     2,000    33,426      25,390     25,390   250,000     25,358     25,358   250,000
  13     48     2,000    37,197      28,469     28,469   250,000     28,412     28,412   250,000
  14     49     2,000    41,157      31,693     31,693   250,000     31,600     31,600   250,000
  15     50     2,000    45,315      35,068     35,068   250,000     34,928     34,928   250,000
  16     51     2,000    49,681      38,602     38,602   250,000     38,400     38,400   250,000
  17     52     2,000    54,265      42,302     42,302   250,000     42,022     42,022   250,000
  18     53     2,000    59,078      46,175     46,175   250,000     45,798     45,798   250,000
  19     54     2,000    64,132      50,229     50,229   250,000     49,732     49,732   250,000
  20     55     2,000    69,439      54,474     54,474   250,000     53,829     53,829   250,000
  21     56     2,000    75,010      58,972     58,972   250,000     58,149     58,149   250,000
  22     57     2,000    80,861      63,685     63,685   250,000     62,648     62,648   250,000
  23     58     2,000    87,004      68,623     68,623   250,000     67,332     67,332   250,000
  24     59     2,000    93,454      73,794     73,794   250,000     72,206     72,206   250,000
  25     60     2,000    100,227     79,210     79,210   250,000     77,276     77,276   250,000
  26     61     2,000    107,338     84,880     84,880   250,000     82,547     82,547   250,000
  27     62     2,000    114,805     90,818     90,818   250,000     88,021     88,021   250,000
  28     63     2,000    122,645     97,034     97,034   250,000     93,700     93,700   250,000
  29     64     2,000    130,878    103,542    103,542   250,000     99,583     99,583   250,000
  30     65     2,000    139,522    110,354    110,354   250,000    105,671    105,671   250,000


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION A)


                        MALE PREFERRED NONSMOKER AGE 35


                       FEMALE PREFERRED NONSMOKER AGE 35


                            ANNUAL PREMIUM = $2,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00%
                              (NET RATE OF 10.60%)



                                     ASSUMING CURRENT CHARGES       ASSUMING GUARANTEED CHARGES
                                   -----------------------------   -----------------------------
                         PREMIUM     CASH                            CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH      DEATH    SURRENDER    CASH      DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
------   ---   -------   -------   ---------   -------   -------   ---------   -------   -------
   1     36     2,000     2,100       1,132      1,425   250,000      1,132      1,425   250,000
   2     37     2,000     4,305       3,020      3,313   250,000      3,020      3,313   250,000
   3     38     2,000     6,620       5,106      5,398   250,000      5,106      5,398   250,000
   4     39     2,000     9,051       7,411      7,703   250,000      7,411      7,703   250,000
   5     40     2,000    11,604       9,958     10,251   250,000      9,958     10,251   250,000
   6     41     2,000    14,284      12,805     13,065   250,000     12,805     13,065   250,000
   7     42     2,000    17,098      15,979     16,174   250,000     15,979     16,174   250,000
   8     43     2,000    20,053      19,479     19,609   250,000     19,479     19,609   250,000
   9     44     2,000    23,156      23,339     23,404   250,000     23,339     23,404   250,000
  10     45     2,000    26,414      27,600     27,600   250,000     27,596     27,596   250,000
  11     46     2,000    29,834      32,551     32,551   250,000     32,537     32,537   250,000
  12     47     2,000    33,426      38,031     38,031   250,000     38,000     38,000   250,000
  13     48     2,000    37,197      44,099     44,099   250,000     44,040     44,040   250,000
  14     49     2,000    41,157      50,816     50,816   250,000     50,720     50,720   250,000
  15     50     2,000    45,315      58,252     58,252   250,000     58,105     58,105   250,000
  16     51     2,000    49,681      66,484     66,484   250,000     66,272     66,272   250,000
  17     52     2,000    54,265      75,598     75,598   250,000     75,302     75,302   250,000
  18     53     2,000    59,078      85,687     85,687   250,000     85,288     85,288   250,000
  19     54     2,000    64,132      96,855     96,855   250,000     96,331     96,331   250,000
  20     55     2,000    69,439     109,220    109,220   250,000    108,544    108,544   250,000
  21     56     2,000    75,010     123,018    123,018   250,000    122,164    122,164   250,000
  22     57     2,000    80,861     138,308    138,308   250,000    137,247    137,247   250,000
  23     58     2,000    87,004     155,250    155,250   250,000    153,955    153,955   250,000
  24     59     2,000    93,454     174,023    174,023   250,000    172,471    172,471   250,000
  25     60     2,000    100,227    194,825    194,825   261,065    192,997    192,997   258,616
  26     61     2,000    107,338    217,872    217,872   283,233    215,732    215,732   280,452
  27     62     2,000    114,805    243,405    243,405   311,558    240,893    240,893   308,342
  28     63     2,000    122,645    271,690    271,690   342,330    268,734    268,734   338,604
  29     64     2,000    130,878    303,026    303,026   375,753    299,537    299,537   371,426
  30     65     2,000    139,522    337,740    337,740   412,043    333,613    333,613   407,007


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION B)


                        MALE PREFERRED NONSMOKER AGE 35


                       FEMALE PREFERRED NONSMOKER AGE 35


                            ANNUAL PREMIUM = $2,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00%
                              (NET RATE OF -1.40%)



                                     ASSUMING CURRENT CHARGES     ASSUMING GUARANTEED CHARGES
                                   ----------------------------   ----------------------------
                         PREMIUM     CASH                           CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH     DEATH    SURRENDER    CASH     DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT
------   ---   -------   -------   ---------   ------   -------   ---------   ------   -------
   1     36     2,000     2,100        952      1,245   251,245       952      1,245   251,245
   2     37     2,000     4,305      2,469      2,762   252,762     2,469      2,762   252,762
   3     38     2,000     6,620      3,963      4,255   254,255     3,963      4,255   254,255
   4     39     2,000     9,051      5,434      5,726   255,726     5,434      5,726   255,726
   5     40     2,000    11,604      6,882      7,174   257,174     6,882      7,174   257,174
   6     41     2,000    14,284      8,339      8,599   258,599     8,339      8,599   258,599
   7     42     2,000    17,098      9,806     10,001   260,001     9,806     10,001   260,001
   8     43     2,000    20,053     11,249     11,379   261,379    11,249     11,379   261,379
   9     44     2,000    23,156     12,667     12,732   262,732    12,667     12,732   262,732
  10     45     2,000    26,414     14,066     14,066   264,066    14,061     14,061   264,061
  11     46     2,000    29,834     15,656     15,656   265,656    15,642     15,642   265,642
  12     47     2,000    33,426     17,225     17,225   267,225    17,193     17,193   267,193
  13     48     2,000    37,197     18,774     18,774   268,774    18,716     18,716   268,716
  14     49     2,000    41,157     20,302     20,302   270,302    20,208     20,208   270,208
  15     50     2,000    45,315     21,810     21,810   271,810    21,669     21,669   271,669
  16     51     2,000    49,681     23,298     23,298   273,298    23,095     23,095   273,095
  17     52     2,000    54,265     24,765     24,765   274,765    24,486     24,486   274,486
  18     53     2,000    59,078     26,212     26,212   276,212    25,838     25,838   275,838
  19     54     2,000    64,132     27,639     27,639   277,639    27,147     27,147   277,147
  20     55     2,000    69,439     29,046     29,046   279,046    28,408     28,408   278,408
  21     56     2,000    75,010     30,463     30,463   280,463    29,648     29,648   279,648
  22     57     2,000    80,861     31,860     31,860   281,860    30,831     30,831   280,831
  23     58     2,000    87,004     33,238     33,238   283,238    31,952     31,952   281,952
  24     59     2,000    93,454     34,593     34,593   284,593    33,005     33,005   283,005
  25     60     2,000    100,227    35,924     35,924   285,924    33,982     33,982   283,982
  26     61     2,000    107,338    37,232     37,232   287,232    34,873     34,873   284,873
  27     62     2,000    114,805    38,512     38,512   288,512    35,664     35,664   285,664
  28     63     2,000    122,645    39,766     39,766   289,766    36,336     36,336   286,336
  29     64     2,000    130,878    40,989     40,989   290,989    36,865     36,865   286,865
  30     65     2,000    139,522    42,180     42,180   292,180    37,223     37,223   287,223


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION B)


                        MALE PREFERRED NONSMOKER AGE 35


                       FEMALE PREFERRED NONSMOKER AGE 35


                            ANNUAL PREMIUM = $2,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00%
                              (NET RATE OF 4.60%)



                                     ASSUMING CURRENT CHARGES       ASSUMING GUARANTEED CHARGES
                                   -----------------------------   -----------------------------
                         PREMIUM     CASH                            CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH      DEATH    SURRENDER    CASH      DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
------   ---   -------   -------   ---------   -------   -------   ---------   -------   -------
   1     36     2,000      2,100      1,042      1,335   251,335      1,042      1,335   251,335
   2     37     2,000      4,305      2,739      3,031   253,031      2,739      3,031   253,031
   3     38     2,000      6,620      4,512      4,804   254,804      4,512      4,804   254,804
   4     39     2,000      9,051      6,364      6,657   256,657      6,364      6,657   256,657
   5     40     2,000     11,604      8,300      8,592   258,592      8,300      8,592   258,592
   6     41     2,000     14,284     10,353     10,613   260,613     10,353     10,613   260,613
   7     42     2,000     17,098     12,529     12,724   262,724     12,529     12,724   262,724
   8     43     2,000     20,053     14,798     14,928   264,928     14,798     14,928   264,928
   9     44     2,000     23,156     17,163     17,228   267,228     17,163     17,228   267,228
  10     45     2,000     26,414     19,633     19,633   269,633     19,628     19,628   269,628
  11     46     2,000     29,834     22,439     22,439   272,439     22,424     22,424   272,424
  12     47     2,000     33,426     25,377     25,377   275,377     25,343     25,343   275,343
  13     48     2,000     37,197     28,453     28,453   278,453     28,390     28,390   278,390
  14     49     2,000     41,157     31,673     31,673   281,673     31,569     31,569   281,569
  15     50     2,000     45,315     35,043     35,043   285,043     34,884     34,884   284,884
  16     51     2,000     49,681     38,572     38,572   288,572     38,341     38,341   288,341
  17     52     2,000     54,265     42,266     42,266   292,266     41,942     41,942   291,942
  18     53     2,000     59,078     46,132     46,132   296,132     45,690     45,690   295,690
  19     54     2,000     64,132     50,178     50,178   300,178     49,588     49,588   299,588
  20     55     2,000     69,439     54,413     54,413   304,413     53,639     53,639   303,639
  21     56     2,000     75,010     58,900     58,900   308,900     57,898     57,898   307,898
  22     57     2,000     80,861     63,600     63,600   313,600     62,319     62,319   312,319
  23     58     2,000     87,004     68,523     68,523   318,523     66,902     66,902   316,902
  24     59     2,000     93,454     73,676     73,676   323,676     71,650     71,650   321,650
  25     60     2,000    100,227     79,068     79,068   329,068     76,560     76,560   326,560
  26     61     2,000    107,338     84,711     84,711   334,711     81,628     81,628   331,628
  27     62     2,000    114,805     90,614     90,614   340,614     86,848     86,848   336,848
  28     63     2,000    122,645     96,787     96,787   346,787     92,205     92,205   342,205
  29     64     2,000    130,878    103,242    103,242   353,242     97,680     97,680   347,680
  30     65     2,000    139,522    109,987    109,987   359,987    103,247    103,247   353,247


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION B)


                        MALE PREFERRED NONSMOKER AGE 35


                       FEMALE PREFERRED NONSMOKER AGE 35


                            ANNUAL PREMIUM = $2,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00%
                              (NET RATE OF 10.60%)



                                     ASSUMING CURRENT CHARGES       ASSUMING GUARANTEED CHARGES
                                   -----------------------------   -----------------------------
                         PREMIUM     CASH                            CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH      DEATH    SURRENDER    CASH      DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
------   ---   -------   -------   ---------   -------   -------   ---------   -------   -------
   1     36     2,000      2,100      1,132      1,425   251,425      1,132      1,425   251,425
   2     37     2,000      4,305      3,020      3,313   253,313      3,020      3,313   253,313
   3     38     2,000      6,620      5,106      5,398   255,398      5,106      5,398   255,398
   4     39     2,000      9,051      7,411      7,703   257,703      7,411      7,703   257,703
   5     40     2,000     11,604      9,957     10,250   260,250      9,957     10,250   260,250
   6     41     2,000     14,284     12,803     13,063   263,063     12,803     13,063   263,063
   7     42     2,000     17,098     15,977     16,172   266,172     15,977     16,172   266,172
   8     43     2,000     20,053     19,475     19,605   269,605     19,475     19,605   269,605
   9     44     2,000     23,156     23,332     23,397   273,397     23,332     23,397   273,397
  10     45     2,000     26,414     27,590     27,590   277,590     27,585     27,585   277,585
  11     46     2,000     29,834     32,536     32,536   282,536     32,520     32,520   282,520
  12     47     2,000     33,426     38,011     38,011   288,011     37,975     37,975   287,975
  13     48     2,000     37,197     44,072     44,072   294,072     44,003     44,003   294,003
  14     49     2,000     41,157     50,781     50,781   300,781     50,666     50,666   300,666
  15     50     2,000     45,315     58,207     58,207   308,207     58,028     58,028   308,028
  16     51     2,000     49,681     66,427     66,427   316,427     66,163     66,163   316,163
  17     52     2,000     54,265     75,527     75,527   325,527     75,149     75,149   325,149
  18     53     2,000     59,078     85,598     85,598   335,598     85,074     85,074   335,074
  19     54     2,000     64,132     96,745     96,745   346,745     96,034     96,034   346,034
  20     55     2,000     69,439    109,083    109,083   359,083    108,135    108,135   358,135
  21     56     2,000     75,010    122,850    122,850   372,850    121,603    121,603   371,603
  23     57     2,000     80,861    138,101    138,101   388,101    136,480    136,480   386,480
  23     58     2,000     87,004    154,996    154,996   404,996    152,914    152,914   402,914
  24     59     2,000     93,454    173,709    173,709   423,709    171,065    171,065   421,065
  25     60     2,000    100,227    194,436    194,436   444,436    191,108    191,108   441,108
  26     61     2,000    107,338    217,392    217,392   467,392    213,237    213,237   463,237
  27     62     2,000    114,805    242,815    242,815   492,815    237,660    237,660   487,660
  28     63     2,000    122,645    270,972    270,972   520,972    264,605    264,605   514,605
  29     64     2,000    130,878    302,154    302,154   552,154    294,316    294,316   544,316
  30     65     2,000    139,522    336,684    336,684   586,684    327,060    327,060   577,060


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION C)


                        MALE PREFERRED NONSMOKER AGE 35


                       FEMALE PREFERRED NONSMOKER AGE 35


                            ANNUAL PREMIUM = $2,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00%
                              (NET RATE OF -1.40%)



                                       ASSUMING CURRENT CHARGES       ASSUMING GUARANTEED CHARGES
                                     -----------------------------   -----------------------------
                          PREMIUM      CASH                            CASH
END OF         ANNUAL      ACCUM     SURRENDER    CASH      DEATH    SURRENDER    CASH      DEATH
YEAR     AGE   PAYMENT     @ 5%       VALUE       VALUE    BENEFIT    VALUE       VALUE    BENEFIT
------   ---   -------   ---------   ---------   -------   -------   ---------   -------   -------
   1     36     2,000        2,100        952      1,245   250,000        952      1,245   250,000
   2     37     2,000        4,305      2,469      2,762   250,000      2,469      2,762   250,000
   3     38     2,000        6,620      3,963      4,255   250,000      3,963      4,255   250,000
   4     39     2,000        9,051      5,434      5,727   250,000      5,434      5,727   250,000
   5     40     2,000       11,604      6,882      7,175   250,000      6,882      7,175   250,000
   6     41     2,000       14,284      8,340      8,600   250,000      8,340      8,600   250,000
   7     42     2,000       17,098      9,807     10,002   250,000      9,807     10,002   250,000
   8     43     2,000       20,053     11,251     11,381   250,000     11,251     11,381   250,000
   9     44     2,000       23,156     12,671     12,736   250,000     12,671     12,736   250,000
  10     45     2,000       26,414     14,070     14,070   250,000     14,066     14,066   250,000
  11     46     2,000       29,834     15,662     15,662   250,000     15,649     15,649   250,000
  12     47     2,000       33,426     17,233     17,233   250,000     17,203     17,203   250,000
  13     48     2,000       37,197     18,784     18,784   250,000     18,730     18,730   250,000
  14     49     2,000       41,157     20,314     20,314   250,000     20,227     20,227   250,000
  15     50     2,000       45,315     21,824     21,824   250,000     21,694     21,694   250,000
  16     51     2,000       49,681     23,314     23,314   250,000     23,129     23,129   250,000
  17     52     2,000       54,265     24,784     24,784   250,000     24,530     24,530   250,000
  18     53     2,000       59,078     26,234     26,234   250,000     25,894     25,894   250,000
  19     54     2,000       64,132     27,664     27,664   250,000     27,219     27,219   250,000
  20     55     2,000       69,439     29,074     29,074   250,000     28,501     28,501   250,000
  21     56     2,000       75,010     30,495     30,495   250,000     29,766     29,766   250,000
  22     57     2,000       80,861     31,897     31,897   250,000     30,980     30,980   250,000
  23     58     2,000       87,004     33,279     33,279   250,000     32,140     32,140   250,000
  24     59     2,000       93,454     34,640     34,640   250,000     33,240     33,240   250,000
  25     60     2,000      100,227     35,979     35,979   250,000     34,274     34,274   250,000
  26     61     2,000      107,338     37,295     37,295   250,000     35,233     35,233   250,000
  27     62     2,000      114,805     38,586     38,586   250,000     36,106     36,106   250,000
  28     63     2,000      122,645     39,852     39,852   250,000     36,878     36,878   250,000
  29     64     2,000      130,878     41,091     41,091   250,000     37,529     37,529   250,000
  30     65     2,000      139,522     42,301     42,301   250,000     38,034     38,034   250,000


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION C)


                        MALE PREFERRED NONSMOKER AGE 35


                       FEMALE PREFERRED NONSMOKER AGE 35


                            ANNUAL PREMIUM = $2,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00%
                              (NET RATE OF 4.60%)



                                       ASSUMING CURRENT CHARGES       ASSUMING GUARANTEED CHARGES
                                     -----------------------------   -----------------------------
                          PREMIUM      CASH                            CASH
END OF         ANNUAL      ACCUM     SURRENDER    CASH      DEATH    SURRENDER    CASH      DEATH
 YEAR    AGE   PAYMENT     @ 5%        VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
------   ---   -------   ---------   ---------   -------   -------   ---------   -------   -------
   1     36     2,000        2,100      1,042      1,335   250,000      1,042      1,335   250,000
   2     37     2,000        4,305      2,739      3,031   250,000      2,739      3,031   250,000
   3     38     2,000        6,620      4,512      4,804   250,000      4,512      4,804   250,000
   4     39     2,000        9,051      6,365      6,657   250,000      6,365      6,657   250,000
   5     40     2,000       11,604      8,300      8,593   250,000      8,300      8,593   250,000
   6     41     2,000       14,284     10,354     10,614   250,000     10,354     10,614   250,000
   7     42     2,000       17,098     12,531     12,726   250,000     12,531     12,726   250,000
   8     43     2,000       20,053     14,801     14,931   250,000     14,801     14,931   250,000
   9     44     2,000       23,156     17,168     17,233   250,000     17,168     17,233   250,000
  10     45     2,000       26,414     19,639     19,639   250,000     19,635     19,635   250,000
  11     46     2,000       29,834     22,448     22,448   250,000     22,434     22,434   250,000
  12     47     2,000       33,426     25,390     25,390   250,000     25,358     25,358   250,000
  13     48     2,000       37,197     28,469     28,469   250,000     28,412     28,412   250,000
  14     49     2,000       41,157     31,693     31,693   250,000     31,600     31,600   250,000
  15     50     2,000       45,315     35,068     35,068   250,000     34,928     34,928   250,000
  16     51     2,000       49,681     38,602     38,602   250,000     38,400     38,400   250,000
  17     52     2,000       54,265     42,302     42,302   250,000     42,022     42,022   250,000
  18     53     2,000       59,078     46,175     46,175   250,000     45,798     45,798   250,000
  19     54     2,000       64,132     50,229     50,229   250,000     49,732     49,732   250,000
  20     55     2,000       69,439     54,474     54,474   250,000     53,829     53,829   250,000
  21     56     2,000       75,010     58,972     58,972   250,000     58,149     58,149   250,000
  22     57     2,000       80,861     63,685     63,685   250,000     62,648     62,648   250,000
  23     58     2,000       87,004     68,623     68,623   250,000     67,332     67,332   250,000
  24     59     2,000       93,454     73,794     73,794   250,000     72,206     72,206   250,000
  25     60     2,000      100,227     79,210     79,210   250,000     77,276     77,276   250,000
  26     61     2,000      107,338     84,880     84,880   250,000     82,547     82,547   250,000
  27     62     2,000      114,805     90,818     90,818   250,000     88,021     88,021   250,000
  28     63     2,000      122,645     97,034     97,034   250,000     93,700     93,700   250,000
  29     64     2,000      130,878    103,542    103,542   250,000     99,583     99,583   250,000
  30     65     2,000      139,522    110,354    110,354   250,000    105,671    105,671   250,000



CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.



GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.



THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.



ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION C)


                        MALE PREFERRED NONSMOKER AGE 35


                       FEMALE PREFERRED NONSMOKER AGE 35


                            ANNUAL PREMIUM = $2,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00%
                              (NET RATE OF 10.60%)



                                       ASSUMING CURRENT CHARGES       ASSUMING GUARANTEED CHARGES
                                     -----------------------------   -----------------------------
                          PREMIUM      CASH                            CASH
END OF         ANNUAL      ACCUM     SURRENDER    CASH      DEATH    SURRENDER    CASH      DEATH
YEAR     AGE   PAYMENT     @ 5%       VALUE       VALUE    BENEFIT    VALUE       VALUE    BENEFIT
------   ---   -------   ---------   ---------   -------   -------   ---------   -------   -------
   1     36     2,000        2,100      1,132      1,425   250,000      1,132      1,425   250,000
   2     37     2,000        4,305      3,020      3,313   250,000      3,020      3,313   250,000
   3     38     2,000        6,620      5,106      5,398   250,000      5,106      5,398   250,000
   4     39     2,000        9,051      7,411      7,703   250,000      7,411      7,703   250,000
   5     40     2,000       11,604      9,958     10,251   250,000      9,958     10,251   250,000
   6     41     2,000       14,284     12,805     13,065   250,000     12,805     13,065   250,000
   7     42     2,000       17,098     15,979     16,174   250,000     15,979     16,174   250,000
   8     43     2,000       20,053     19,479     19,609   250,000     19,479     19,609   250,000
   9     44     2,000       23,156     23,339     23,404   250,000     23,339     23,404   250,000
  10     45     2,000       26,414     27,600     27,600   250,000     27,596     27,596   250,000
  11     46     2,000       29,834     32,551     32,551   250,000     32,537     32,537   250,000
  12     47     2,000       33,426     38,031     38,031   250,000     38,000     38,000   250,000
  13     48     2,000       37,197     44,099     44,099   250,000     44,040     44,040   250,000
  14     49     2,000       41,157     50,816     50,816   250,000     50,720     50,720   250,000
  15     50     2,000       45,315     58,252     58,252   250,000     58,105     58,105   250,000
  16     51     2,000       49,681     66,484     66,484   250,000     66,272     66,272   250,000
  17     52     2,000       54,265     75,597     75,597   263,832     75,301     75,301   262,796
  18     53     2,000       59,078     85,683     85,683   287,831     85,274     85,274   286,456
  19     54     2,000       64,132     96,846     96,846   313,186     96,286     96,286   311,375
  20     55     2,000       69,439    109,199    109,199   340,009    108,438    108,438   337,642
  21     56     2,000       75,010    122,981    122,981   368,754    121,956    121,956   365,682
  22     57     2,000       80,861    138,246    138,246   399,269    136,877    136,877   395,314
  23     58     2,000       87,004    155,154    155,154   431,699    153,341    153,341   426,652
  24     59     2,000       93,454    173,879    173,879   466,195    171,500    171,500   459,817
  25     60     2,000      100,227    194,615    194,615   502,919    191,521    191,521   494,926
  26     61     2,000      107,338    217,575    217,575   542,057    213,582    213,582   532,110
  27     62     2,000      114,805    242,996    242,996   583,809    237,874    237,874   571,504
  28     63     2,000      122,645    271,140    271,140   628,402    264,599    264,599   613,243
  29     64     2,000      130,878    302,296    302,296   676,090    293,969    293,969   657,469
  30     65     2,000      139,522    336,781    336,781   727,171    326,210    326,210   704,346



CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.



GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.



THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.



ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
        FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION A)


                        MALE PREFERRED NONSMOKER AGE 50


                       FEMALE PREFERRED NONSMOKER AGE 50


                            ANNUAL PREMIUM = $4,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00%
                              (NET RATE OF -1.40%)



                                     ASSUMING CURRENT CHARGES     ASSUMING GUARANTEED CHARGES
                                   ----------------------------   ----------------------------
                         PREMIUM     CASH                           CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH     DEATH    SURRENDER    CASH     DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT
------   ---   -------   -------   ---------   ------   -------   ---------   ------   -------
   1     51     4,000     4,200      2,149      2,824   250,000     2,149      2,824   250,000
   2     52     4,000     8,610      5,296      5,971   250,000     5,296      5,971   250,000
   3     53     4,000    13,241      8,393      9,068   250,000     8,385      9,060   250,000
   4     54     4,000    18,103     11,445     12,120   250,000    11,414     12,089   250,000
   5     55     4,000    23,208     14,454     15,129   250,000    14,379     15,054   250,000
   6     56     4,000    28,568     17,495     18,095   250,000    17,354     17,954   250,000
   7     57     4,000    34,196     20,566     21,016   250,000    20,333     20,783   250,000
   8     58     4,000    40,106     23,593     23,893   250,000    23,238     23,538   250,000
   9     59     4,000    46,312     26,576     26,726   250,000    26,065     26,215   250,000
  10     60     4,000    52,827     29,514     29,514   250,000    28,809     28,809   250,000
  11     61     4,000    59,669     32,750     32,750   250,000    31,804     31,804   250,000
  12     62     4,000    66,852     35,937     35,937   250,000    34,697     34,697   250,000
  13     63     4,000    74,395     39,074     39,074   250,000    37,473     37,473   250,000
  14     64     4,000    82,314     42,160     42,160   250,000    40,117     40,117   250,000
  15     65     4,000    90,630     45,193     45,193   250,000    42,608     42,608   250,000
  16     66     4,000    99,361     48,173     48,173   250,000    44,926     44,926   250,000
  17     67     4,000    108,530    51,098     51,098   250,000    47,050     47,050   250,000
  18     68     4,000    118,156    53,966     53,966   250,000    48,958     48,958   250,000
  19     69     4,000    128,264    56,774     56,774   250,000    50,627     50,627   250,000
  20     70     4,000    138,877    59,521     59,521   250,000    52,028     52,028   250,000
  21     71     4,000    150,021    62,266     62,266   250,000    53,172     53,172   250,000
  22     72     4,000    161,722    64,945     64,945   250,000    53,931     53,931   250,000
  23     73     4,000    174,008    67,553     67,553   250,000    54,262     54,262   250,000
  24     74     4,000    186,908    70,071     70,071   250,000    54,047     54,047   250,000
  25     75     4,000    200,454    72,487     72,487   250,000    53,169     53,169   250,000
  26     76     4,000    214,677    74,786     74,786   250,000    51,503     51,503   250,000
  27     77     4,000    229,610    76,953     76,953   250,000    48,909     48,909   250,000
  28     78     4,000    245,291    78,969     78,969   250,000    45,231     45,231   250,000
  29     79     4,000    261,755    80,808     80,808   250,000    40,287     40,287   250,000
  30     80     4,000    279,043    82,442     82,442   250,000    33,841     33,841   250,000


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
        FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION A)


                        MALE PREFERRED NONSMOKER AGE 50


                       FEMALE PREFERRED NONSMOKER AGE 50


                            ANNUAL PREMIUM = $4,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00%
                              (NET RATE OF 4.60%)



                                     ASSUMING CURRENT CHARGES       ASSUMING GUARANTEED CHARGES
                                   -----------------------------   -----------------------------
                         PREMIUM     CASH                            CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH      DEATH    SURRENDER    CASH      DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
------   ---   -------   -------   ---------   -------   -------   ---------   -------   -------
   1     51     4,000     4,200       2,339      3,014   250,000      2,339      3,014   250,000
   2     52     4,000     8,610       5,870      6,545   250,000      5,870      6,545   250,000
   3     53     4,000    13,241       9,558     10,233   250,000      9,549     10,224   250,000
   4     54     4,000    18,103      13,414     14,089   250,000     13,381     14,056   250,000
   5     55     4,000    23,208      17,447     18,122   250,000     17,367     18,042   250,000
   6     56     4,000    28,568      21,739     22,339   250,000     21,587     22,187   250,000
   7     57     4,000    34,196      26,297     26,747   250,000     26,044     26,494   250,000
   8     58     4,000    40,106      31,055     31,355   250,000     30,665     30,965   250,000
   9     59     4,000    46,312      36,022     36,172   250,000     35,454     35,604   250,000
  10     60     4,000    52,827      41,205     41,205   250,000     40,413     40,413   250,000
  11     61     4,000    59,669      46,988     46,988   250,000     45,915     45,915   250,000
  12     62     4,000    66,852      53,036     53,036   250,000     51,619     51,619   250,000
  13     63     4,000    74,395      59,362     59,362   250,000     57,523     57,523   250,000
  14     64     4,000    82,314      65,976     65,976   250,000     63,622     63,622   250,000
  15     65     4,000    90,630      72,891     72,891   250,000     69,911     69,911   250,000
  16     66     4,000    99,361      80,122     80,122   250,000     76,386     76,386   250,000
  17     67     4,000    108,530     87,680     87,680   250,000     83,043     83,043   250,000
  18     68     4,000    118,156     95,582     95,582   250,000     89,881     89,881   250,000
  19     69     4,000    128,264    103,841    103,841   250,000     96,900     96,900   250,000
  20     70     4,000    138,877    112,475    112,475   250,000    104,100    104,100   250,000
  21     71     4,000    150,021    121,617    121,617   250,000    111,584    111,584   250,000
  22     72     4,000    161,722    131,183    131,183   250,000    119,234    119,234   250,000
  23     73     4,000    174,008    141,196    141,196   250,000    127,062    127,062   250,000
  24     74     4,000    186,908    151,669    151,669   250,000    135,041    135,041   250,000
  25     75     4,000    200,454    162,625    162,625   250,000    143,162    143,162   250,000
  26     76     4,000    214,677    174,090    174,090   250,000    151,433    151,433   250,000
  27     77     4,000    229,610    186,095    186,095   250,000    159,876    159,876   250,000
  28     78     4,000    245,291    198,676    198,676   250,000    168,534    168,534   250,000
  29     79     4,000    261,755    211,877    211,877   250,000    177,476    177,476   250,000
  30     80     4,000    279,043    225,750    225,750   250,000    186,787    186,787   250,000


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
        FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION A)


                        MALE PREFERRED NONSMOKER AGE 50


                       FEMALE PREFERRED NONSMOKER AGE 50


                            ANNUAL PREMIUM = $4,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00%
                              (NET RATE OF 10.60%)



                                     ASSUMING CURRENT CHARGES       ASSUMING GUARANTEED CHARGES
                                   -----------------------------   -----------------------------
                         PREMIUM     CASH                            CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH      DEATH    SURRENDER    CASH      DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
------   ---   -------   -------   ---------   -------   -------   ---------   -------   -------
   1     51     4,000     4,200       2,529      3,204   250,000      2,529      3,204   250,000
   2     52     4,000     8,610       6,468      7,143   250,000      6,468      7,143   250,000
   3     53     4,000    13,241      10,818     11,493   250,000     10,809     11,484   250,000
   4     54     4,000    18,103      15,628     16,303   250,000     15,593     16,268   250,000
   5     55     4,000    23,208      20,947     21,622   250,000     20,863     21,538   250,000
   6     56     4,000    28,568      26,903     27,503   250,000     26,742     27,342   250,000
   7     57     4,000    34,196      33,557     34,007   250,000     33,283     33,733   250,000
   8     58     4,000    40,106      40,896     41,196   250,000     40,469     40,769   250,000
   9     59     4,000    46,312      48,995     49,145   250,000     48,366     48,516   250,000
  10     60     4,000    52,827      57,932     57,932   250,000     57,046     57,046   250,000
  11     61     4,000    59,669      68,205     68,205   250,000     66,997     66,997   250,000
  12     62     4,000    66,852      79,573     79,573   250,000     77,968     77,968   250,000
  13     63     4,000    74,395      92,153     92,153   250,000     90,064     90,064   250,000
  14     64     4,000    82,314     106,073    106,073   250,000    103,404    103,404   250,000
  15     65     4,000    90,630     121,480    121,480   250,000    118,121    118,121   250,000
  16     66     4,000    99,361     138,533    138,533   250,000    134,371    134,371   250,000
  17     67     4,000    108,530    157,411    157,411   250,000    152,334    152,334   250,000
  18     68     4,000    118,156    178,311    178,311   250,000    172,224    172,224   250,000
  19     69     4,000    128,264    201,457    201,457   250,000    194,291    194,291   250,000
  20     70     4,000    138,877    227,091    227,091   263,426    218,828    218,828   253,840
  21     71     4,000    150,021    255,694    255,694   294,048    246,219    246,219   283,151
  22     72     4,000    161,722    287,380    287,380   324,739    276,506    276,506   312,452
  23     73     4,000    174,008    322,482    322,482   357,955    310,010    310,010   344,111
  24     74     4,000    186,908    361,368    361,368   393,891    347,085    347,085   378,322
  25     75     4,000    200,454    404,450    404,450   432,761    388,139    388,139   415,309
  26     76     4,000    214,677    452,185    452,185   474,794    433,652    433,652   455,334
  27     77     4,000    229,610    505,052    505,052   530,305    483,908    483,908   508,103
  28     78     4,000    245,291    563,596    563,596   591,776    539,371    539,371   566,340
  29     79     4,000    261,755    628,418    628,418   659,839    600,548    600,548   630,576
  30     80     4,000    279,043    700,181    700,181   735,190    667,982    667,982   701,382


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY

        FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION B)


                        MALE PREFERRED NONSMOKER AGE 50


                       FEMALE PREFERRED NONSMOKER AGE 50


                            ANNUAL PREMIUM = $4,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00%
                              (NET RATE OF -1.40%)



                                     ASSUMING CURRENT CHARGES     ASSUMING GUARANTEED CHARGES
                                   ----------------------------   ----------------------------
                         PREMIUM     CASH                           CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH     DEATH    SURRENDER    CASH     DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT
------   ---   -------   -------   ---------   ------   -------   ---------   ------   -------
   1     51     4,000     4,200      2,149      2,824   252,824     2,149      2,824   252,824
   2     52     4,000     8,610      5,295      5,970   255,970     5,295      5,970   255,970
   3     53     4,000    13,241      8,391      9,066   259,066     8,383      9,058   259,058
   4     54     4,000    18,103     11,443     12,118   262,118    11,410     12,085   262,085
   5     55     4,000    23,208     14,450     15,125   265,125    14,371     15,046   265,046
   6     56     4,000    28,568     17,488     18,088   268,088    17,338     17,938   267,938
   7     57     4,000    34,196     20,557     21,007   271,007    20,306     20,756   270,756
   8     58     4,000    40,106     23,581     23,881   273,881    23,195     23,495   273,495
   9     59     4,000    46,312     26,560     26,710   276,710    25,999     26,149   276,149
  10     60     4,000    52,827     29,492     29,492   279,492    28,711     28,711   278,711
  11     61     4,000    59,669     32,722     32,722   282,722    31,664     31,664   281,664
  12     62     4,000    66,852     35,900     35,900   285,900    34,499     34,499   284,499
  13     63     4,000    74,395     39,026     39,026   289,026    37,199     37,199   287,199
  14     64     4,000    82,314     42,096     42,096   292,096    39,741     39,741   289,741
  15     65     4,000    90,630     45,111     45,111   295,111    42,099     42,099   292,099
  16     66     4,000    99,361     48,068     48,068   298,068    44,246     44,246   294,246
  17     67     4,000    108,530    50,964     50,964   300,964    46,150     46,150   296,150
  18     68     4,000    118,156    53,796     53,796   303,796    47,782     47,782   297,782
  19     69     4,000    128,264    56,560     56,560   306,560    49,109     49,109   299,109
  20     70     4,000    138,877    59,252     59,252   309,252    50,092     50,092   300,092
  21     71     4,000    150,021    61,929     61,929   311,929    50,726     50,726   300,726
  22     72     4,000    161,722    64,524     64,524   314,524    50,862     50,862   300,862
  23     73     4,000    174,008    67,030     67,030   317,030    50,446     50,446   300,446
  24     74     4,000    186,908    69,419     69,419   319,419    49,335     49,335   299,335
  25     75     4,000    200,454    71,670     71,670   321,670    47,391     47,391   297,391
  26     76     4,000    214,677    73,760     73,760   323,760    44,481     44,481   294,481
  27     77     4,000    229,610    75,664     75,664   325,664    40,468     40,468   290,468
  28     78     4,000    245,291    77,350     77,350   327,350    35,224     35,224   285,224
  29     79     4,000    261,755    78,775     78,775   328,775    28,620     28,620   278,620
  30     80     4,000    279,043    79,896     79,896   329,896    20,505     20,505   270,505



CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.



GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.



THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.



ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY

        FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION B)


                        MALE PREFERRED NONSMOKER AGE 50


                       FEMALE PREFERRED NONSMOKER AGE 50


                            ANNUAL PREMIUM = $4,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00%
                              (NET RATE OF 4.60%)



                                      ASSUMING CURRENT CHARGES        ASSUMING GUARANTEED CHARGES
                                   -------------------------------   -----------------------------
                         PREMIUM     CASH                              CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH       DEATH     SURRENDER    CASH      DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE      VALUE     BENEFIT      VALUE      VALUE    BENEFIT
------   ---   -------   -------   ---------   -------   ---------   ---------   -------   -------
   1     51     4,000     4,200       2,339      3,014     253,014      2,339      3,014   253,014
   2     52     4,000     8,610       5,870      6,545     256,545      5,870      6,545   256,545
   3     53     4,000    13,241       9,556     10,231     260,231      9,548     10,223   260,223
   4     54     4,000    18,103      13,411     14,086     264,086     13,376     14,051   264,051
   5     55     4,000    23,208      17,442     18,117     268,117     17,357     18,032   268,032
   6     56     4,000    28,568      21,731     22,331     272,331     21,568     22,168   272,168
   7     57     4,000    34,196      26,286     26,736     276,736     26,009     26,459   276,459
   8     58     4,000    40,106      31,039     31,339     281,339     30,606     30,906   280,906
   9     59     4,000    46,312      35,999     36,149     286,149     35,361     35,511   285,511
  10     60     4,000    52,827      41,173     41,173     291,173     40,270     40,270   290,270
  11     61     4,000    59,669      46,944     46,944     296,944     45,702     45,702   295,702
  12     62     4,000    66,852      52,977     52,977     302,977     51,308     51,308   301,308
  13     63     4,000    74,395      59,282     59,282     309,282     57,076     57,076   307,076
  14     64     4,000    82,314      65,868     65,868     315,868     62,989     62,989   312,989
  15     65     4,000    90,630      72,748     72,748     322,748     69,023     69,023   319,023
  16     66     4,000    99,361      79,931     79,931     329,931     75,154     75,154   325,154
  17     67     4,000    108,530     87,429     87,429     337,429     81,352     81,352   331,352
  18     68     4,000    118,156     95,251     95,251     345,251     87,585     87,585   337,585
  19     69     4,000    128,264    103,409    103,409     353,409     93,819     93,819   343,819
  20     70     4,000    138,877    111,914    111,914     361,914    100,008    100,008   350,008
  21     71     4,000    150,021    120,890    120,890     370,890    106,189    106,189   356,189
  22     72     4,000    161,722    130,245    130,245     380,245    112,160    112,160   362,160
  23     73     4,000    174,008    139,989    139,989     389,989    117,851    117,851   367,851
  24     74     4,000    186,908    150,111    150,111     400,111    123,090    123,090   373,090
  25     75     4,000    200,454    160,606    160,606     410,606    127,708    127,708   377,708
  26     76     4,000    214,677    171,467    171,467     421,467    131,526    131,526   381,526
  27     77     4,000    229,610    182,683    182,683     432,683    134,353    134,353   384,353
  28     78     4,000    245,291    194,235    194,235     444,235    135,994    135,994   385,994
  29     79     4,000    261,755    206,094    206,094     456,094    136,245    136,245   386,245
  30     80     4,000    279,043    218,225    218,225     468,225    134,866    134,866   384,866



CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.



GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.



THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.



ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY

        FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION B)


                        MALE PREFERRED NONSMOKER AGE 50


                       FEMALE PREFERRED NONSMOKER AGE 50


                            ANNUAL PREMIUM = $4,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00%
                              (NET RATE OF 10.60%)



                                     ASSUMING CURRENT CHARGES       ASSUMING GUARANTEED CHARGES
                                   -----------------------------   -----------------------------
                         PREMIUM     CASH                            CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH      DEATH    SURRENDER    CASH      DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
------   ---   -------   -------   ---------   -------   -------   ---------   -------   -------
   1     51     4,000     4,200       2,529      3,204   253,204      2,529      3,204   253,204
   2     52     4,000     8,610       6,467      7,142   257,142      6,467      7,142   257,142
   3     53     4,000    13,241      10,816     11,491   261,491     10,807     11,482   261,482
   4     54     4,000    18,103      15,624     16,299   266,299     15,588     16,263   266,263
   5     55     4,000    23,208      20,941     21,616   271,616     20,851     21,526   271,526
   6     56     4,000    28,568      26,894     27,494   277,494     26,717     27,317   277,317
   7     57     4,000    34,196      33,542     33,992   283,992     33,237     33,687   283,687
   8     58     4,000    40,106      40,874     41,174   291,174     40,389     40,689   290,689
   9     59     4,000    46,312      48,962     49,112   299,112     48,235     48,385   298,385
  10     60     4,000    52,827      57,885     57,885   307,885     56,837     56,837   306,837
  11     61     4,000    59,669      68,138     68,138   318,138     66,673     66,673   316,673
  12     62     4,000    66,852      79,478     79,478   329,478     77,476     77,476   327,476
  13     63     4,000    74,395      92,020     92,020   342,020     89,331     89,331   339,331
  14     64     4,000    82,314     105,888    105,888   355,888    102,324    102,324   352,324
  15     65     4,000    90,630     121,223    121,223   371,223    116,546    116,546   366,546
  16     66     4,000    99,361     138,179    138,179   388,179    132,097    132,097   382,097
  17     67     4,000    108,530    156,926    156,926   406,926    149,084    149,084   399,084
  18     68     4,000    118,156    177,650    177,650   427,650    167,625    167,625   417,625
  19     69     4,000    128,264    200,558    200,558   450,558    187,849    187,849   437,849
  20     70     4,000    138,877    225,879    225,879   475,879    209,887    209,887   459,887
  21     71     4,000    150,021    254,094    254,094   504,094    234,083    234,083   484,083
  22     72     4,000    161,722    285,303    285,303   535,303    260,369    260,369   510,369
  23     73     4,000    174,008    319,821    319,821   569,821    288,910    288,910   538,910
  24     74     4,000    186,908    357,973    357,973   607,973    319,786    319,786   569,786
  25     75     4,000    200,454    400,130    400,130   650,130    353,097    353,097   603,097
  26     76     4,000    214,677    446,698    446,698   696,698    388,952    388,952   638,952
  27     77     4,000    229,610    498,124    498,124   748,124    427,469    427,469   677,469
  28     78     4,000    245,291    554,895    554,895   804,895    468,783    468,783   718,783
  29     79     4,000    261,755    617,542    617,542   867,542    513,045    513,045   763,045
  30     80     4,000    279,043    686,649    686,649   936,649    560,393    560,393   810,393



CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.



GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.



THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.



ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
        FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION C)


                        MALE PREFERRED NONSMOKER AGE 50


                       FEMALE PREFERRED NONSMOKER AGE 50


                            ANNUAL PREMIUM = $4,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00%
                              (NET RATE OF -1.40%)



                                     ASSUMING CURRENT CHARGES     ASSUMING GUARANTEED CHARGES
                                   ----------------------------   ----------------------------
                         PREMIUM     CASH                           CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH     DEATH    SURRENDER    CASH     DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT
------   ---   -------   -------   ---------   ------   -------   ---------   ------   -------
   1     51     4,000     4,200      2,149      2,824   250,000     2,149      2,824   250,000
   2     52     4,000     8,610      5,296      5,971   250,000     5,296      5,971   250,000
   3     53     4,000    13,241      8,393      9,068   250,000     8,385      9,060   250,000
   4     54     4,000    18,103     11,445     12,120   250,000    11,414     12,089   250,000
   5     55     4,000    23,208     14,454     15,129   250,000    14,379     15,054   250,000
   6     56     4,000    28,568     17,495     18,095   250,000    17,354     17,954   250,000
   7     57     4,000    34,196     20,566     21,016   250,000    20,333     20,783   250,000
   8     58     4,000    40,106     23,593     23,893   250,000    23,238     23,538   250,000
   9     59     4,000    46,312     26,576     26,726   250,000    26,065     26,215   250,000
  10     60     4,000    52,827     29,514     29,514   250,000    28,809     28,809   250,000
  11     61     4,000    59,669     32,750     32,750   250,000    31,804     31,804   250,000
  12     62     4,000    66,852     35,937     35,937   250,000    34,697     34,697   250,000
  13     63     4,000    74,395     39,074     39,074   250,000    37,473     37,473   250,000
  14     64     4,000    82,314     42,160     42,160   250,000    40,117     40,117   250,000
  15     65     4,000    90,630     45,193     45,193   250,000    42,608     42,608   250,000
  16     66     4,000    99,361     48,173     48,173   250,000    44,926     44,926   250,000
  17     67     4,000    108,530    51,098     51,098   250,000    47,050     47,050   250,000
  18     68     4,000    118,156    53,966     53,966   250,000    48,958     48,958   250,000
  19     69     4,000    128,264    56,774     56,774   250,000    50,627     50,627   250,000
  20     70     4,000    138,877    59,521     59,521   250,000    52,028     52,028   250,000
  21     71     4,000    150,021    62,266     62,266   250,000    53,172     53,172   250,000
  22     72     4,000    161,722    64,945     64,945   250,000    53,931     53,931   250,000
  23     73     4,000    174,008    67,553     67,553   250,000    54,262     54,262   250,000
  24     74     4,000    186,908    70,071     70,071   250,000    54,047     54,047   250,000
  25     75     4,000    200,454    72,487     72,487   250,000    53,169     53,169   250,000
  26     76     4,000    214,677    74,786     74,786   250,000    51,503     51,503   250,000
  27     77     4,000    229,610    76,953     76,953   250,000    48,909     48,909   250,000
  28     78     4,000    245,291    78,969     78,969   250,000    45,231     45,231   250,000
  29     79     4,000    261,755    80,808     80,808   250,000    40,287     40,287   250,000
  30     80     4,000    279,043    82,442     82,442   250,000    33,841     33,841   250,000


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
        FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION C)


                        MALE PREFERRED NONSMOKER AGE 50


                       FEMALE PREFERRED NONSMOKER AGE 50


                            ANNUAL PREMIUM = $4,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00%
                              (NET RATE OF 4.60%)



                                     ASSUMING CURRENT CHARGES       ASSUMING GUARANTEED CHARGES
                                   -----------------------------   -----------------------------
                         PREMIUM     CASH                            CASH
END OF         ANNUAL     ACCUM    SURRENDER    CASH      DEATH    SURRENDER    CASH      DEATH
 YEAR    AGE   PAYMENT    @ 5%       VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
------   ---   -------   -------   ---------   -------   -------   ---------   -------   -------
   1     51     4,000     4,200       2,339      3,014   250,000      2,339      3,014   250,000
   2     52     4,000     8,610       5,870      6,545   250,000      5,870      6,545   250,000
   3     53     4,000    13,241       9,558     10,233   250,000      9,549     10,224   250,000
   4     54     4,000    18,103      13,414     14,089   250,000     13,381     14,056   250,000
   5     55     4,000    23,208      17,447     18,122   250,000     17,367     18,042   250,000
   6     56     4,000    28,568      21,739     22,339   250,000     21,587     22,187   250,000
   7     57     4,000    34,196      26,297     26,747   250,000     26,044     26,494   250,000
   8     58     4,000    40,106      31,055     31,355   250,000     30,665     30,965   250,000
   9     59     4,000    46,312      36,022     36,172   250,000     35,454     35,604   250,000
  10     60     4,000    52,827      41,205     41,205   250,000     40,413     40,413   250,000
  11     61     4,000    59,669      46,988     46,988   250,000     45,915     45,915   250,000
  12     62     4,000    66,852      53,036     53,036   250,000     51,619     51,619   250,000
  13     63     4,000    74,395      59,362     59,362   250,000     57,523     57,523   250,000
  14     64     4,000    82,314      65,976     65,976   250,000     63,622     63,622   250,000
  15     65     4,000    90,630      72,891     72,891   250,000     69,911     69,911   250,000
  16     66     4,000    99,361      80,122     80,122   250,000     76,386     76,386   250,000
  17     67     4,000    108,530     87,680     87,680   250,000     83,043     83,043   250,000
  18     68     4,000    118,156     95,582     95,582   250,000     89,881     89,881   250,000
  19     69     4,000    128,264    103,841    103,841   250,000     96,900     96,900   250,000
  20     70     4,000    138,877    112,475    112,475   250,000    104,100    104,100   250,000
  21     71     4,000    150,021    121,617    121,617   250,000    111,584    111,584   250,000
  22     72     4,000    161,722    131,183    131,183   250,000    119,234    119,234   250,000
  23     73     4,000    174,008    141,196    141,196   250,000    127,062    127,062   250,000
  24     74     4,000    186,908    151,669    151,669   250,000    135,041    135,041   250,000
  25     75     4,000    200,454    162,620    162,620   256,237    143,162    143,162   250,000
  26     76     4,000    214,677    174,052    174,052   266,667    151,433    151,433   250,000
  27     77     4,000    229,610    185,976    185,976   277,384    159,876    159,876   250,000
  28     78     4,000    245,291    198,407    198,407   288,428    168,534    168,534   250,000
  29     79     4,000    261,755    211,355    211,355   299,824    177,463    177,463   251,745
  30     80     4,000    279,043    224,833    224,833   311,591    186,517    186,517   258,490


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                    GENERAL AMERICAN LIFE INSURANCE COMPANY
        FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE


                          POLICY FACE AMOUNT: $250,000


                         DEATH BENEFIT LEVEL (OPTION C)


                        MALE PREFERRED NONSMOKER AGE 50


                       FEMALE PREFERRED NONSMOKER AGE 50


                            ANNUAL PREMIUM = $4,000



FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00%
                              (NET RATE OF 10.60%)



                                         ASSUMING CURRENT CHARGES           ASSUMING GUARANTEED CHARGES
                                     ---------------------------------   ---------------------------------
                          PREMIUM      CASH                                CASH
END OF         ANNUAL      ACCUM     SURRENDER     CASH        DEATH     SURRENDER     CASH        DEATH
 YEAR    AGE   PAYMENT     @ 5%        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
------   ---   -------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
   1     51     4,000        4,200       2,529       3,204     250,000       2,529       3,204     250,000
   2     52     4,000        8,610       6,468       7,143     250,000       6,468       7,143     250,000
   3     53     4,000       13,241      10,818      11,493     250,000      10,809      11,484     250,000
   4     54     4,000       18,103      15,628      16,303     250,000      15,593      16,268     250,000
   5     55     4,000       23,208      20,947      21,622     250,000      20,863      21,538     250,000
   6     56     4,000       28,568      26,903      27,503     250,000      26,742      27,342     250,000
   7     57     4,000       34,196      33,557      34,007     250,000      33,283      33,733     250,000
   8     58     4,000       40,106      40,896      41,196     250,000      40,469      40,769     250,000
   9     59     4,000       46,312      48,995      49,145     250,000      48,366      48,516     250,000
  10     60     4,000       52,827      57,932      57,932     250,000      57,046      57,046     250,000
  11     61     4,000       59,669      68,205      68,205     250,000      66,997      66,997     250,000
  12     62     4,000       66,852      79,573      79,573     250,000      77,968      77,968     250,000
  13     63     4,000       74,395      92,153      92,153     250,000      90,064      90,064     250,000
  14     64     4,000       82,314     106,073     106,073     250,000     103,404     103,404     250,000
  15     65     4,000       90,630     121,478     121,478     265,386     118,117     118,117     258,044
  16     66     4,000       99,361     138,516     138,516     292,037     134,286     134,286     283,118
  17     67     4,000      108,530     157,359     157,359     320,346     152,014     152,014     309,465
  18     68     4,000      118,156     178,193     178,193     350,482     171,431     171,431     337,183
  19     69     4,000      128,264     201,226     201,226     382,624     192,681     192,681     366,375
  20     70     4,000      138,877     226,690     226,690     416,969     215,910     215,910     397,141
  21     71     4,000      150,021     255,066     255,066     454,137     241,487     241,487     429,960
  22     72     4,000      161,722     286,455     286,455     494,037     269,370     269,370     464,571
  23     73     4,000      174,008     321,172     321,172     537,003     299,740     299,740     501,167
  24     74     4,000      186,908     359,547     359,547     583,297     332,718     332,718     539,772
  25     75     4,000      200,454     401,950     401,950     633,345     368,441     368,441     580,546
  26     76     4,000      214,677     448,785     448,785     687,589     407,056     407,056     623,655
  27     77     4,000      229,610     500,498     500,498     746,493     448,720     448,720     669,266
  28     78     4,000      245,291     557,571     557,571     810,552     493,612     493,612     717,573
  29     79     4,000      261,755     620,526     620,526     880,265     541,933     541,933     768,775
  30     80     4,000      279,043     689,934     689,934     956,166     593,886     593,886     823,055


CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.


GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.


THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID BY THE COMPANY.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
General American Life Insurance Company
and Contract Holders of General American
Separate Account Eleven:

     We have audited the statement of assets and liabilities, including the schedule of investments, of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity, Small-Cap Equity, Equity Income, Growth, Overseas, Asset Manager, High Income, Mid Cap Portfolio, Worldwide Hard Assets, Worldwide Emerging Markets, Multi-Style Equity, Core Bond, Aggressive Equity, Non-US, Income & Growth, International, Value, Bond Portfolio, Small Company Portfolio, Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, International Equity, Emerging Markets Equity, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Debt, Janus Mid-Cap, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, Alger Equity Growth Series, Janus Growth, Harris Oakmark Mid-Cap, and PIMCO Innovations Fund Divisions of General American Separate Account Eleven as of December 31, 2001, and the respective related statements of operations and changes in net assets for each of the periods in the two years then ended and the financial highlights as of and for the year ended December 31, 2001. These financial statements and financial highlights are the responsibility of the management of General American Separate Account Eleven. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of operations and changes in net assets for the year ended December 31, 1999 were audited by other auditors whose report dated February 25, 2000 expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and the depositor of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the respective financial positions of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity, Small-Cap Equity, Equity Income, Growth, Overseas, Asset Manager, High Income, Mid Cap Portfolio, Worldwide Hard Assets, Worldwide Emerging Markets, Multi-Style Equity, Core Bond, Aggressive Equity, Non-US, Income & Growth, International, Value, Bond Portfolio, Small Company Portfolio, Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, International Equity, Emerging Markets Equity, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Debt, Janus Mid-Cap, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, Alger Equity Growth Series, Janus Growth, Harris Oakmark Mid-Cap, and PIMCO Innovations Fund Divisions of General American Separate Account Eleven as of December 31, 2001, the respective results of their operations and the changes in their net assets for each of the periods in the two years then ended and their financial highlights as of and for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

St. Louis, Missouri
February 15, 2002

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
of General American Life Insurance Company and Policyholders of General American
Separate Account Eleven:

     We have audited the statements of operations and changes in net assets of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity, Small-Cap Equity, Equity Income, Growth, Overseas, Asset Manager, High Income, Worldwide Hard Assets, Worldwide Emerging Markets, Multi-Style Equity, Core Bond, Aggressive Equity, Non-US, Income & Growth, International, Value, Bond Portfolio, and Small Company Portfolio Fund Divisions of General American Separate Account Eleven for the year ended December 31, 1999. These financial statements are the responsibility of the management of General American Separate Account Eleven. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above presents fairly, in all material respects, the results of operations and changes in net assets of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity, Small-Cap Equity, Equity Income, Growth, Overseas, Asset Manager, High Income, Worldwide Hard Assets, Worldwide Emerging Markets, Multi-Style Equity, Core Bond, Aggressive Equity, Non-US, Income & Growth, International, Value, Bond Portfolio, and Small Company Portfolio Fund Divisions of General American Separate Account Eleven for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
St. Louis, Missouri
February 25, 2000

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                  S&P 500 INDEX   MONEY MARKET     BOND INDEX     MANAGED EQUITY   ASSET ALLOCATION
                                                  FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION     FUND DIVISION
                                                  -------------   -------------   -------------   --------------   ----------------
ASSETS:
  Investments at market value (see Schedule of
     Investments):
     General American Capital Company...........   $74,014,429     $40,980,438     $9,178,270       $7,793,000       $12,410,604
     Fidelity VIP Fund..........................            --              --             --               --                --
     Fidelity VIP Fund II.......................            --              --             --               --                --
     Van Eck Worldwide Insurance Trust..........            --              --             --               --                --
     Russell Insurance Fund.....................            --              --             --               --                --
     American Century Variable Portfolios.......            --              --             --               --                --
     J.P. Morgan Series Trust II................            --              --             --               --                --
     SEI Insurance Products Trust...............            --              --             --               --                --
     Metropolitan Series Fund, Inc..............            --              --             --               --                --
     New England Zenith Fund....................            --              --             --               --                --
     Metlife Investors Series Trust.............            --              --             --               --                --
  Receivable from General American Life
     Insurance Company..........................            --          13,734             --              194                --
                                                   -----------     -----------     ----------       ----------       -----------
          Total assets..........................    74,014,429      40,994,172      9,178,270        7,793,194        12,410,604
                                                   -----------     -----------     ----------       ----------       -----------
LIABILITIES:
  Payable to General American Life Insurance
     Company....................................         3,517              --            123               --                60
                                                   -----------     -----------     ----------       ----------       -----------
          Total net assets......................   $74,010,912     $40,994,172     $9,178,147       $7,793,194       $12,410,544
                                                   ===========     ===========     ==========       ==========       ===========
Total units held--VUL-95........................       212,434          36,235         91,265           79,697            97,851
Total units held--VGSP..........................       604,236         253,899        148,777           76,103            95,808
Total units held--VUL-100.......................       738,351          64,723        140,291           75,455           124,605
Total units held--Russell VUL...................            --              --             --               --                --
Total units held--VUL-2000......................     2,161,559       2,419,475        142,879           58,251           237,542
Total units held--JSVUL-2000....................       360,167         535,954         29,276            8,134            21,682
Total units held--Destiny.......................        22,789         115,651          5,632            3,901                --
VUL-95 Net unit value...........................   $     42.99     $     19.94     $    26.27       $    37.07       $     38.92
VGSP Net unit value.............................   $     27.94     $     14.59     $    16.22       $    25.93       $     23.26
VUL-100 Net unit value..........................   $     26.07     $     13.66     $    16.14       $    25.21       $     22.90
Russell VUL Net unit value......................   $        --     $        --     $       --       $       --       $        --
VUL-2000 Net unit value.........................   $     11.32     $     11.62     $    11.84       $    13.86       $     13.58
JSVUL-2000 Net unit value.......................   $     11.32     $     11.62     $    11.84       $    13.86       $     13.58
Destiny Net unit value..........................   $      9.21     $     11.57     $    11.83       $    11.01       $     11.09
Cost of investments.............................   $92,748,168     $40,693,059     $8,668,662       $9,135,683       $14,954,824

                                                  INTERNATIONAL INDEX
                                                     FUND DIVISION
                                                  -------------------
ASSETS:
  Investments at market value (see Schedule of
     Investments):
     General American Capital Company...........      $ 8,258,119
     Fidelity VIP Fund..........................               --
     Fidelity VIP Fund II.......................               --
     Van Eck Worldwide Insurance Trust..........               --
     Russell Insurance Fund.....................               --
     American Century Variable Portfolios.......               --
     J.P. Morgan Series Trust II................               --
     SEI Insurance Products Trust...............               --
     Metropolitan Series Fund, Inc..............               --
     New England Zenith Fund....................               --
     Metlife Investors Series Trust.............               --
  Receivable from General American Life
     Insurance Company..........................               --
                                                      -----------
          Total assets..........................        8,258,119
                                                      -----------
LIABILITIES:
  Payable to General American Life Insurance
     Company....................................              145
                                                      -----------
          Total net assets......................      $ 8,257,974
                                                      ===========
Total units held--VUL-95........................          116,900
Total units held--VGSP..........................           83,890
Total units held--VUL-100.......................           97,080
Total units held--Russell VUL...................               --
Total units held--VUL-2000......................           71,690
Total units held--JSVUL-2000....................           17,420
Total units held--Destiny.......................            3,209
VUL-95 Net unit value...........................      $     15.85
VGSP Net unit value.............................      $     13.79
VUL-100 Net unit value..........................      $     11.64
Russell VUL Net unit value......................      $        --
VUL-2000 Net unit value.........................      $      9.73
JSVUL-2000 Net unit value.......................      $      9.73
Destiny Net unit value..........................      $      8.16
Cost of investments.............................      $10,629,151

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                MID-CAP EQUITY   SMALL-CAP EQUITY   EQUITY INCOME      GROWTH         OVERSEAS      ASSET MANAGER
                                FUND DIVISION     FUND DIVISION     FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
                                --------------   ----------------   -------------   -------------   -------------   -------------
ASSETS:
  Investments at market value
     (see Schedule of
     Investments):
     General American Capital
       Company................    $5,538,633        $4,695,030       $        --     $        --     $        --     $       --
     Fidelity VIP Fund........            --                --        24,163,967      49,498,764      11,332,088             --
     Fidelity VIP Fund II.....            --                --                --              --              --      3,200,738
     Van Eck Worldwide
       Insurance Trust........            --                --                --              --              --             --
     Russell Insurance Fund...            --                --                --              --              --             --
     American Century Variable
       Portfolios.............            --                --                --              --              --             --
     J.P. Morgan Series Trust
       II.....................            --                --                --              --              --             --
     SEI Insurance Products
       Trust..................            --                --                --              --              --             --
     Metropolitan Series Fund,
       Inc....................            --                --                --              --              --             --
     New England Zenith
       Fund...................            --                --                --              --              --             --
     Metlife Investors Series
       Trust..................            --                --                --              --              --             --
  Receivable from General
     American Life Insurance
     Company..................            --               637               456           1,357              --            761
                                  ----------        ----------       -----------     -----------     -----------     ----------
          Total assets........     5,538,633         4,695,667        24,164,423      49,500,121      11,332,088      3,201,499
                                  ----------        ----------       -----------     -----------     -----------     ----------
LIABILITIES:
  Payable to General American
     Life Insurance Company...           442                --                --              --           1,618             --
                                  ----------        ----------       -----------     -----------     -----------     ----------
          Total net assets....    $5,538,191        $4,695,667       $24,164,423     $49,500,121     $11,330,470     $3,201,499
                                  ==========        ==========       ===========     ===========     ===========     ==========
Total units held--VUL-95......       104,525            34,756           226,808         333,596         144,120         10,275
Total units held--VGSP........       100,890           109,557           221,445         456,809         295,031         24,955
Total units held--VUL-100.....        88,951           109,181           328,034         515,523         151,935         68,657
Total units held--Russell
  VUL.........................            --                --                --              --              --             --
Total units held--VUL-2000....       136,517            73,295           339,788       1,021,729         181,986        119,595
Total units
  held--JSVUL-2000............        15,311            16,756            48,291          87,674          10,088         12,370
Total units held--Destiny.....            --             2,094            12,947          54,930          46,522             --
VUL-95 Net unit value.........    $    14.73        $    13.72       $     26.33     $     29.28     $     17.15     $    16.49
VGSP Net unit value...........    $    14.82        $    13.82       $     26.55     $     27.82     $     15.45     $    16.65
VUL-100 Net unit value........    $    13.43        $    13.69       $     22.73     $     25.33     $     13.34     $    16.44
Russell VUL Net unit value....    $       --        $       --       $        --     $        --     $        --     $       --
VUL-2000 Net unit value.......    $     8.62        $    13.15       $     12.17     $     12.15     $      9.91     $    11.28
JSVUL-2000 Net unit value.....    $     8.62        $    13.15       $     12.17     $     12.15     $      9.91     $    11.28
Destiny Net unit value........    $     8.06        $    12.26       $     10.19     $      8.85     $      7.96     $    10.02
Cost of investments...........    $9,268,676        $4,230,910       $25,240,080     $60,426,020     $16,034,321     $3,532,724

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                    MID CAP        WORLDWIDE        WORLDWIDE        MULTI-STYLE
                                  HIGH INCOME      PORTFOLIO      HARD ASSETS    EMERGING MARKETS      EQUITY         CORE BOND
                                 FUND DIVISION   FUND DIVISION   FUND DIVISION    FUND DIVISION     FUND DIVISION   FUND DIVISION
                                 -------------   -------------   -------------   ----------------   -------------   -------------
ASSETS:
  Investments at market value
     (see Schedule of
     Investments):
     General American Capital
       Company.................   $       --      $       --       $     --          $     --        $       --      $       --
     Fidelity VIP Fund.........    6,100,851       2,191,325             --                --                --              --
     Fidelity VIP Fund II......           --              --             --                --                --              --
     Van Eck Worldwide
       Insurance Trust.........           --              --        347,520           815,958                --              --
     Russell Insurance Fund....           --              --             --                --         7,721,161       3,203,580
     American Century Variable
       Portfolios..............           --              --             --                --                --              --
     J.P. Morgan Series Trust
       II......................           --              --             --                --                --              --
     SEI Insurance Products
       Trust...................           --              --             --                --                --              --
     Metropolitan Series Fund,
       Inc.....................           --              --             --                --                --              --
     New England Zenith Fund...           --              --             --                --                --              --
     Metlife Investors Series
       Trust...................           --              --             --                --                --              --
  Receivable from General
     American Life Insurance
     Company...................           --              --             --                --                --              53
                                  ----------      ----------       --------          --------        ----------      ----------
          Total assets.........    6,100,851       2,191,325        347,520           815,958         7,721,161       3,203,633
                                  ----------      ----------       --------          --------        ----------      ----------
LIABILITIES:
  Payable to General American
     Life Insurance Company....          342             349             57               401             1,130              --
                                  ----------      ----------       --------          --------        ----------      ----------
          Total net assets.....   $6,100,509      $2,190,976       $347,463          $815,557        $7,720,031      $3,203,633
                                  ==========      ==========       ========          ========        ==========      ==========
Total units held--VUL-95.......       19,900          13,389          7,048             1,124            32,528           8,262
Total units held--VGSP.........      169,603          38,866          4,990            56,789           382,597         180,308
Total units held--VUL-100......      235,538          21,480         16,168             9,129            51,649          11,808
Total units held--Russell
  VUL..........................           --              --             --                --            19,776           9,377
Total units held--VUL-2000.....      239,812         113,524          6,847            13,523           101,857          24,947
Total units held--JSVUL-2000...       16,955          11,024            519               702            18,008           9,351
Total units held--Destiny......        2,424              --             --             2,147                --              --
VUL-95 Net unit value..........   $     9.75      $    11.01       $   9.15          $   8.93        $     9.43      $    11.99
VGSP Net unit value............   $     9.84      $    11.04       $   9.23          $   8.96        $    14.15      $    13.51
VUL-100 Net unit value.........   $     9.71      $    11.00       $   9.12          $   8.91        $     9.41      $    11.96
Russell VUL Net unit value.....   $       --      $       --       $     --          $     --        $    14.23      $    13.50
VUL-2000 Net unit value........   $     7.64      $    11.07       $  12.16          $  13.78        $    10.27      $    11.71
JSVUL-2000 Net unit value......   $     7.64      $    11.07       $  12.16          $  13.78        $    10.27      $    11.71
Destiny Net unit value.........   $     7.08      $    11.17       $   9.82          $   8.95        $       --      $       --
Cost of investments............   $8,565,024      $2,121,229       $349,424          $866,729        $9,206,637      $3,111,473

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                  AGGRESSIVE
                                    EQUITY          NON-US       INCOME & GROWTH   INTERNATIONAL       VALUE       BOND PORTFOLIO
                                 FUND DIVISION   FUND DIVISION    FUND DIVISION    FUND DIVISION   FUND DIVISION   FUND DIVISION
                                 -------------   -------------   ---------------   -------------   -------------   --------------
ASSETS:
  Investments at market value
     (see Schedule of
     Investments):
     General American Capital
       Company.................   $       --      $       --       $       --       $       --      $       --       $       --
     Fidelity VIP Fund.........           --              --               --               --              --               --
     Fidelity VIP Fund II......           --              --               --               --              --               --
     Van Eck Worldwide
       Insurance Trust.........           --              --               --               --              --               --
     Russell Insurance Fund....    2,990,971       2,413,341               --               --              --               --
     American Century Variable
       Portfolios..............           --              --        3,457,297        3,773,785       1,825,316               --
     J.P. Morgan Series Trust
       II......................           --              --               --               --              --        1,097,165
     SEI Insurance Products
       Trust...................           --              --               --               --              --               --
     Metropolitan Series Fund,
       Inc.....................           --              --               --               --              --               --
     New England Zenith Fund...           --              --               --               --              --               --
     Metlife Investors Series
       Trust...................           --              --               --               --              --               --
  Receivable from General
     American Life Insurance
     Company...................           --              --              466               --              --              147
                                  ----------      ----------       ----------       ----------      ----------       ----------
          Total assets.........    2,990,971       2,413,341        3,457,763        3,773,785       1,825,316        1,097,312
                                  ----------      ----------       ----------       ----------      ----------       ----------
LIABILITIES:
  Payable to General American
     Life Insurance Company....        1,633             222               --              309             771               --
                                  ----------      ----------       ----------       ----------      ----------       ----------
          Total net assets.....   $2,989,338      $2,413,119       $3,457,763       $3,773,476      $1,824,545       $1,097,312
                                  ==========      ==========       ==========       ==========      ==========       ==========
Total units held--VUL-95.......        8,021           5,389           71,586           22,103          13,125            1,427
Total units held--VGSP.........      137,786         184,885           15,763           47,095          12,309           15,016
Total units held--VUL-100......       24,116          12,894           58,549           33,418          15,270            2,126
Total units held--Russell
  VUL..........................       14,892          12,984               --               --              --               --
Total units held--VUL-2000.....       49,305          20,708          176,933          271,211          69,677           72,046
Total units held--JSVUL-2000...        5,623           6,384           10,958            9,128          11,774            3,589
Total units held--Destiny......           --              --            1,730            2,871          13,650                1
VUL-95 Net unit value..........   $     9.10      $     8.64       $     8.95       $     8.93      $    11.95       $    11.44
VGSP Net unit value............   $    13.50      $    10.05       $     8.98       $     8.97      $    12.00       $    11.48
VUL-100 Net unit value.........   $     9.09      $     8.62       $     8.94       $     8.92      $    11.93       $    11.42
Russell VUL Net unit value.....   $    13.69      $     9.83       $       --       $       --      $       --       $       --
VUL-2000 Net unit value........   $    11.52      $     9.93       $    11.37       $    10.10      $    14.12       $    11.69
JSVUL-2000 Net unit value......   $    11.52      $     9.93       $    11.37       $    10.10      $    14.12       $    11.69
Destiny Net unit value.........   $       --      $       --       $     9.18       $     8.91      $    13.78       $    12.00
Cost of investments............   $3,134,680      $3,280,786       $3,916,417       $5,429,749      $1,601,220       $1,099,614

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                   SMALL COMPANY     LARGE CAP       LARGE CAP       SMALL CAP        SMALL CAP     INTERNATIONAL
                                     PORTFOLIO         VALUE          GROWTH           VALUE           GROWTH          EQUITY
                                   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION    FUND DIVISION   FUND DIVISION
                                   -------------   -------------   -------------   --------------   -------------   -------------
ASSETS:
  Investments at market value
     (see Schedule of
     Investments):
     General American Capital
       Company...................   $       --      $       --      $       --       $       --      $       --      $       --
     Fidelity VIP Fund...........           --              --              --               --              --              --
     Fidelity VIP Fund II........           --              --              --               --              --              --
     Van Eck Worldwide Insurance
       Trust.....................           --              --              --               --              --              --
     Russell Insurance Fund......           --              --              --               --              --              --
     American Century Variable
       Portfolios................           --              --              --               --              --              --
     J.P. Morgan Series Trust
       II........................    3,128,484              --              --               --              --              --
     SEI Insurance Products
       Trust.....................           --       6,400,384       3,323,671        2,606,461       1,636,346       2,642,604
     Metropolitan Series Fund,
       Inc.......................           --              --              --               --              --              --
     New England Zenith Fund.....           --              --              --               --              --              --
     Metlife Investors Series
       Trust.....................           --              --              --               --              --              --
  Receivable from General
     American Life Insurance
     Company.....................           91              --              --               20           4,267              --
                                    ----------      ----------      ----------       ----------      ----------      ----------
          Total assets...........    3,128,575       6,400,384       3,323,671        2,606,481       1,640,613       2,642,604
                                    ----------      ----------      ----------       ----------      ----------      ----------
LIABILITIES:
  Payable to General American
     Life Insurance Company......           --             467             245               --              --             464
                                    ----------      ----------      ----------       ----------      ----------      ----------
          Total net assets.......   $3,128,575      $6,399,917      $3,323,426       $2,606,481      $1,640,613      $2,642,140
                                    ==========      ==========      ==========       ==========      ==========      ==========
Total units held--VUL-95.........        7,368          45,804          90,770           11,280           3,361         106,525
Total units held--VGSP...........       36,132         119,580          28,435           17,554          18,274          18,924
Total units held--VUL-100........       23,513          41,487          71,417           11,153          19,334          96,583
Total units held--Russell VUL....           --              --              --               --              --              --
Total units held--VUL-2000.......      162,937         262,701         386,062           80,376          80,137         185,968
Total units held--JSVUL-2000.....        9,070          28,303          52,516            8,771          11,981          28,902
Total units held--Destiny........        2,654         109,665           2,311           60,743          96,150               1
VUL-95 Net unit value............   $    11.48      $    10.63      $     5.51       $    13.45      $     7.50      $     6.24
VGSP Net unit value..............   $    11.53      $    10.48      $     5.17       $    13.69      $     7.07      $     5.87
VUL-100 Net unit value...........   $    11.47      $    10.63      $     5.50       $    13.43      $     7.49      $     6.24
Russell VUL Net unit value.......   $       --      $       --      $       --       $       --      $       --      $       --
VUL-2000 Net unit value..........   $    13.51      $    10.50      $     5.18       $    13.72      $     7.09      $     5.88
JSVUL-2000 Net unit value........   $    13.51      $    10.50      $     5.18       $    13.72      $     7.09      $     5.88
Destiny Net unit value...........   $    12.60      $    10.60      $     5.23       $    13.85      $     7.16      $     5.94
Cost of investments..............   $3,408,897      $6,469,838      $4,209,946       $2,527,883      $1,806,527      $3,367,956

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                      EMERGING       CORE FIXED      HIGH YIELD     INTERNATIONAL     EMERGING          JANUS
                                   MARKETS EQUITY      INCOME           BOND        FIXED INCOME    MARKETS DEBT       MID-CAP
                                   FUND DIVISION    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
                                   --------------   -------------   -------------   -------------   -------------   -------------
ASSETS:
  Investments at market value
     (see Schedule of
     Investments):
     General American Capital
       Company...................    $       --      $       --      $       --       $     --        $     --       $       --
     Fidelity VIP Fund...........            --              --              --             --              --               --
     Fidelity VIP Fund II........            --              --              --             --              --               --
     Van Eck Worldwide Insurance
       Trust.....................            --              --              --             --              --               --
     Russell Insurance Fund......            --              --              --             --              --               --
     American Century Variable
       Portfolios................            --              --              --             --              --               --
     J.P. Morgan Series Trust
       II........................            --              --              --             --              --               --
     SEI Insurance Products
       Trust.....................     1,168,921       9,524,816       1,151,678        859,205         284,050               --
     Metropolitan Series Fund,
       Inc.......................            --              --              --             --              --        3,933,524
     New England Zenith Fund.....            --              --              --             --              --               --
     Metlife Investors Series
       Trust.....................            --              --              --             --              --               --
  Receivable from General
     American Life Insurance
     Company.....................           800              --              12             18              --           10,503
                                     ----------      ----------      ----------       --------        --------       ----------
          Total assets...........     1,169,721       9,524,816       1,151,690        859,223         284,050        3,944,027
                                     ----------      ----------      ----------       --------        --------       ----------
LIABILITIES:
  Payable to General American
     Life Insurance Company......            --           1,195              --             --              25               --
                                     ----------      ----------      ----------       --------        --------       ----------
          Total net assets.......    $1,169,721      $9,523,621      $1,151,690       $859,223        $284,025       $3,944,027
                                     ==========      ==========      ==========       ========        ========       ==========
Total units held--VUL-95.........        41,663          78,946          18,447            850             366           93,032
Total units held--VGSP...........        13,686         403,877           7,813         65,717          12,501          214,163
Total units held--VUL-100........        29,117          41,052          23,087          1,962           1,556          152,634
Total units held--Russell VUL....            --              --              --             --              --               --
Total units held--VUL-2000.......       105,471         117,474          41,511         22,113           8,243          361,379
Total units held--JSVUL-2000.....        18,507           8,183           3,823          1,798           1,178           24,349
Total units held--Destiny........             2         175,438          19,206             --              --            2,354
VUL-95 Net unit value............    $     6.07      $    11.61      $    10.06       $   9.59        $  12.04       $     4.64
VGSP Net unit value..............    $     5.36      $    11.49      $    10.10       $   9.28        $  11.89       $     4.65
VUL-100 Net unit value...........    $     6.07      $    11.60      $    10.05       $   9.58        $  12.03       $     4.63
Russell VUL Net unit value.......    $       --      $       --      $       --       $     --        $     --       $       --
VUL-2000 Net unit value..........    $     5.38      $    11.52      $    10.12       $   9.30        $  11.92       $     4.66
JSVUL-2000 Net unit value........    $     5.38      $    11.52      $    10.12       $   9.30        $  11.92       $     4.66
Destiny Net unit value...........    $     5.43      $    11.63      $    10.22       $   9.39        $  12.03       $     4.70
Cost of investments..............    $1,329,619      $9,550,969      $1,210,617       $867,325        $291,796       $5,769,656

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                              T. ROWE PRICE      T. ROWE PRICE     ALGER EQUITY                    HARRIS OAKMARK       PIMCO
                             LARGE CAP GROWTH   SMALL CAP GROWTH   GROWTH SERIES   JANUS GROWTH     MID-CAP FUND     INNOVATIONS
                              FUND DIVISION      FUND DIVISION     FUND DIVISION   FUND DIVISION      DIVISION      FUND DIVISION
                             ----------------   ----------------   -------------   -------------   --------------   -------------
ASSETS:
  Investments at market
     value (see Schedule of
     Investments):
     General American
       Capital Company.....     $       --         $       --        $     --         $    --        $       --        $    --
     Fidelity VIP Fund.....             --                 --              --              --                --             --
     Fidelity VIP Fund
       II..................             --                 --              --              --                --             --
     Van Eck Worldwide
       Insurance Trust.....             --                 --              --              --                --             --
     Russell Insurance
       Fund................             --                 --              --              --                --             --
     American Century
       Variable
       Portfolios..........             --                 --              --              --                --             --
     J.P. Morgan Series
       Trust II............             --                 --              --              --                --             --
     SEI Insurance Products
       Trust...............             --                 --              --              --                --             --
     Metropolitan Series
       Fund, Inc...........      2,195,816          1,249,538              --          69,590                --             --
     New England Zenith
       Fund................             --                 --         808,566              --         1,296,183             --
     Metlife Investors
       Series Trust........             --                 --              --              --                --         15,414
  Receivable from General
     American Life
     Insurance Company.....          1,608             30,034          24,349              --             4,657             --
                                ----------         ----------        --------         -------        ----------        -------
          Total assets.....      2,197,424          1,279,572         832,915          69,590         1,300,840         15,414
                                ----------         ----------        --------         -------        ----------        -------
LIABILITIES:
  Payable to General
     American Life
     Insurance Company.....             --                 --              --              30                --             24
                                ----------         ----------        --------         -------        ----------        -------
          Total net
            assets.........     $2,197,424         $1,279,572        $832,915         $69,560        $1,300,840        $15,390
                                ==========         ==========        ========         =======        ==========        =======
Total units held--VUL-95...         12,982             11,525          12,180             380             1,579             30
Total units held--VGSP.....         60,528             56,763           8,652           1,766             7,941            462
Total units
  held--VUL-100............          8,665             11,468          12,063              70             1,002             --
Total units held--Russell
  VUL......................             --                 --              --              --                --             --
Total units
  held--VUL-2000...........         30,280             74,011          77,990           6,364             6,346          1,520
Total units
  held--JSVUL-2000.........          1,705              6,373           2,321             352               385             --
Total units
  held--Destiny............        143,350                 --           2,968              --            97,242             --
VUL-95 Net unit value......     $     8.46         $     7.96        $   7.14         $  7.78        $    11.30        $  7.64
VGSP Net unit value........     $     8.48         $     7.98        $   7.16         $  7.78        $    11.32        $  7.64
VUL-100 Net unit value.....     $     8.45         $     7.96        $   7.14         $  7.77        $    11.30        $    --
Russell VUL Net unit
  value....................     $       --         $       --        $     --         $    --        $       --        $    --
VUL-2000 Net unit value....     $     8.50         $     8.00        $   7.18         $  7.79        $    11.33        $  7.65
JSVUL-2000 Net unit
  value....................     $     8.50         $     8.00        $   7.18         $  7.79        $    11.33        $    --
Destiny Net unit value.....     $     8.58         $       --        $   7.24         $    --        $    11.37        $    --
Cost of investments........     $2,111,175         $1,321,585        $918,280         $70,992        $1,215,819        $13,327

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                S & P 500 INDEX FUND DIVISION                      MONEY MARKET FUND DIVISION
                                          -----------------------------------------            ----------------------------------
                                              2001           2000          1999                   2001        2000        1999
                                          ------------   ------------   -----------            ----------   ---------   ---------
Investment income (See Note 2C):
  Dividend Income.......................  $         --   $         --   $        --            $       --   $      --   $      --
Expenses:
  Mortality and expense charges.........      (490,060)      (492,959)     (404,761)             (180,618)    (63,761)    (60,049)
                                          ------------   ------------   -----------            ----------   ---------   ---------
     Net investment income (expense)....      (490,060)      (492,959)     (404,761)             (180,618)    (63,761)    (60,049)
                                          ------------   ------------   -----------            ----------   ---------   ---------
Net realized gain (loss) on investments:
  Realized gain (loss) from
     distributions......................       260,324     14,676,037     3,826,572                55,030     776,924     501,472
  Realized gain (loss) on sales.........    (1,247,290)     2,585,415     2,194,234               216,875      45,553      46,905
                                          ------------   ------------   -----------            ----------   ---------   ---------
Net realized gain (loss) on
  investments...........................      (986,966)    17,261,452     6,020,806               271,905     822,477     548,377
                                          ------------   ------------   -----------            ----------   ---------   ---------
Net unrealized gain (loss) on
  investments:
  Unrealized gain (loss) on investments,
     beginning of period................   (11,146,657)    12,073,799     8,332,257              (492,305)   (292,325)   (183,578)
  Unrealized gain (loss) on investments,
     end of period......................   (18,733,739)   (11,146,657)   12,073,799               287,379    (492,305)   (292,325)
                                          ------------   ------------   -----------            ----------   ---------   ---------
     Net unrealized gain (loss) on
       investments......................    (7,587,082)   (23,220,456)    3,741,542               779,684    (199,980)   (108,747)
                                          ------------   ------------   -----------            ----------   ---------   ---------
     Net gain (loss) on investments.....    (8,574,048)    (5,959,004)    9,762,348             1,051,589     622,497     439,630
                                          ------------   ------------   -----------            ----------   ---------   ---------
Net increase (decrease) in net assets
  resulting from operations.............  $ (9,064,108)  $ (6,451,963)  $ 9,357,587            $  870,971   $ 558,736   $ 379,581
                                          ============   ============   ===========            ==========   =========   =========

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                    BOND INDEX FUND DIVISION                    MANAGED EQUITY FUND DIVISION
                                                --------------------------------            -------------------------------------
                                                  2001       2000        1999                  2001          2000         1999
                                                --------   ---------   ---------            -----------   -----------   ---------
Investment income (See Note 2C):
  Dividend Income.............................  $     --   $      --   $      --            $        --   $        --   $      --
Expenses:
  Mortality and expense charges...............   (60,494)    (51,753)    (49,087)               (56,525)      (52,636)    (50,674)
                                                --------   ---------   ---------            -----------   -----------   ---------
     Net investment income (expense)..........   (60,494)    (51,753)    (49,087)               (56,525)      (52,636)    (50,674)
                                                --------   ---------   ---------            -----------   -----------   ---------
Net realized gain (loss) on investments:
  Realized gain (loss) from distributions.....    16,145     400,130     370,745                 39,240     2,416,109     302,748
  Realized gain (loss) on sales...............   110,111       2,144     (13,113)              (204,219)      190,926     169,830
                                                --------   ---------   ---------            -----------   -----------   ---------
Net realized gain (loss) on investments.......   126,256     402,274     357,632               (164,979)    2,607,035     472,578
                                                --------   ---------   ---------            -----------   -----------   ---------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
     beginning of period......................   (59,387)   (448,862)     79,646             (1,691,506)      110,752     436,496
  Unrealized gain (loss) on investments, end
     of period................................   509,608     (59,387)   (448,862)            (1,342,683)   (1,691,506)    110,752
                                                --------   ---------   ---------            -----------   -----------   ---------
     Net unrealized gain (loss) on
       investments............................   568,995     389,475    (528,508)               348,823    (1,802,258)   (325,744)
                                                --------   ---------   ---------            -----------   -----------   ---------
     Net gain (loss) on investments...........   695,251     791,749    (170,876)               183,844       804,777     146,834
                                                --------   ---------   ---------            -----------   -----------   ---------
Net increase (decrease) in net assets
  resulting from operations...................  $634,757   $ 739,996   $(219,963)           $   127,319   $   752,141   $  96,160
                                                ========   =========   =========            ===========   ===========   =========

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                             ASSET ALLOCATION FUND DIVISION                  INTERNATIONAL INDEX FUND DIVISION
                                         --------------------------------------            --------------------------------------
                                            2001          2000          1999                  2001          2000          1999
                                         -----------   -----------   ----------            -----------   -----------   ----------
Investment income (See Note 2C):
  Dividend Income......................  $        --   $        --   $       --            $        --   $        --   $       --
Expenses:
  Mortality and expense charges........     (107,537)     (161,076)    (130,807)               (53,562)      (96,591)     (90,299)
                                         -----------   -----------   ----------            -----------   -----------   ----------
     Net investment income (expense)...     (107,537)     (161,076)    (130,807)               (53,562)      (96,591)     (90,299)
                                         -----------   -----------   ----------            -----------   -----------   ----------
Net realized gain (loss) on
  investments:
  Realized gain (loss) from
     distributions.....................      121,131     6,903,265      287,031                     --     1,771,145      164,897
  Realized gain (loss) on sales........   (1,708,787)      955,801      804,253               (232,121)      523,080      295,829
                                         -----------   -----------   ----------            -----------   -----------   ----------
Net realized gain (loss) on
  investments..........................   (1,587,656)    7,859,066    1,091,284               (232,121)    2,294,225      460,726
                                         -----------   -----------   ----------            -----------   -----------   ----------
Net unrealized gain (loss) on
  investments:
  Unrealized gain (loss) on
     investments, beginning of
     period............................   (2,924,861)    4,658,326    2,336,704               (392,875)    3,766,663    1,297,560
  Unrealized gain (loss) on
     investments, end of period........   (2,544,220)   (2,924,861)   4,658,326             (2,371,032)     (392,875)   3,766,663
                                         -----------   -----------   ----------            -----------   -----------   ----------
     Net unrealized gain (loss) on
       investments.....................      380,641    (7,583,187)   2,321,622             (1,978,157)   (4,159,538)   2,469,103
                                         -----------   -----------   ----------            -----------   -----------   ----------
     Net gain (loss) on investments....   (1,207,015)      275,879    3,412,906             (2,210,278)   (1,865,313)   2,929,829
                                         -----------   -----------   ----------            -----------   -----------   ----------
Net increase (decrease) in net assets
  resulting from operations............  $(1,314,552)  $   114,803   $3,282,099            $(2,263,840)  $(1,961,904)  $2,839,530
                                         ===========   ===========   ==========            ===========   ===========   ==========

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                   MID-CAP EQUITY FUND DIVISION                  SMALL-CAP EQUITY FUND DIVISION
                                              --------------------------------------            ---------------------------------
                                                 2001          2000          1999                 2001        2000        1999
                                              -----------   -----------   ----------            ---------   ---------   ---------
Investment income (See Note 2C):
  Dividend Income...........................  $        --   $        --   $       --            $      --   $      --   $      --
Expenses:
  Mortality and expense charges.............      (43,465)      (67,013)     (57,427)             (30,708)    (23,815)    (21,138)
                                              -----------   -----------   ----------            ---------   ---------   ---------
     Net investment income (expense)........      (43,465)      (67,013)     (57,427)             (30,708)    (23,815)    (21,138)
                                              -----------   -----------   ----------            ---------   ---------   ---------
Net realized gain (loss) on investments:
  Realized gain (loss) from distributions...       40,342     2,473,629       16,722                4,894     208,782     116,957
  Realized gain (loss) on sales.............     (880,515)      577,510      239,296              (22,004)   (225,132)   (200,146)
                                              -----------   -----------   ----------            ---------   ---------   ---------
Net realized gain (loss) on investments.....     (840,173)    3,051,139      256,018              (17,110)    (16,350)    (83,189)
                                              -----------   -----------   ----------            ---------   ---------   ---------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
     beginning of period....................   (2,712,068)    1,140,498      389,305             (190,367)   (439,908)   (414,321)
  Unrealized gain (loss) on investments, end
     of period..............................   (3,730,043)   (2,712,068)   1,140,498              464,120    (190,367)   (439,908)
                                              -----------   -----------   ----------            ---------   ---------   ---------
     Net unrealized gain (loss) on
       investments..........................   (1,017,975)   (3,852,566)     751,193              654,487     249,541     (25,587)
                                              -----------   -----------   ----------            ---------   ---------   ---------
     Net gain (loss) on investments.........   (1,858,148)     (801,427)   1,007,211              637,377     233,191    (108,776)
                                              -----------   -----------   ----------            ---------   ---------   ---------
Net increase (decrease) in net assets
  resulting from operations.................  $(1,901,613)  $  (868,440)  $  949,784            $ 606,669   $ 209,376   $(129,914)
                                              ===========   ===========   ==========            =========   =========   =========

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                            EQUITY INCOME FUND DIVISION                           GROWTH FUND DIVISION
                                       -------------------------------------            -----------------------------------------
                                          2001          2000         1999                   2001           2000          1999
                                       -----------   ----------   ----------            ------------   ------------   -----------
Investment income (See Note 2C):
  Dividend Income....................  $   398,762   $  405,669   $  314,148            $     39,900   $     62,273   $    64,208
Expenses:
  Mortality and expense charges......     (180,832)    (180,926)    (188,156)               (371,131)      (464,392)     (347,933)
                                       -----------   ----------   ----------            ------------   ------------   -----------
     Net investment income
       (expense).....................      217,930      224,743      125,992                (331,231)      (402,119)     (283,725)
                                       -----------   ----------   ----------            ------------   ------------   -----------
Net realized gain (loss) on
  investments:
  Realized gain (loss) from
     distributions...................    1,120,333    1,528,337      694,432               3,750,572      6,196,177     4,037,056
  Realized gain (loss) on sales......       25,609      760,990      803,421                (699,917)     2,588,618     1,981,320
                                       -----------   ----------   ----------            ------------   ------------   -----------
Net realized gain (loss) on
  investments........................    1,145,942    2,289,327    1,497,853               3,050,655      8,784,795     6,018,376
                                       -----------   ----------   ----------            ------------   ------------   -----------
Net unrealized gain (loss) on
  investments:
  Unrealized gain (loss) on
     investments, beginning of
     period..........................    1,729,089    2,561,251    3,031,759               2,654,006     18,619,738    10,185,551
  Unrealized gain (loss) on
     investments, end of period......   (1,076,113)   1,729,089    2,561,251             (10,927,256)     2,654,006    18,619,738
                                       -----------   ----------   ----------            ------------   ------------   -----------
     Net unrealized gain (loss) on
       investments...................   (2,805,202)    (832,162)    (470,508)            (13,581,262)   (15,965,732)    8,434,187
                                       -----------   ----------   ----------            ------------   ------------   -----------
     Net gain (loss) on
       investments...................   (1,659,260)   1,457,165    1,027,345             (10,530,607)    (7,180,937)   14,452,563
                                       -----------   ----------   ----------            ------------   ------------   -----------
Net increase (decrease) in net assets
  resulting from operations..........  $(1,441,330)  $1,681,908   $1,153,337            $(10,861,838)  $ (7,583,056)  $14,168,838
                                       ===========   ==========   ==========            ============   ============   ===========

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                       OVERSEAS FUND DIVISION                      ASSET MANAGER FUND DIVISION
                                               --------------------------------------            --------------------------------
                                                  2001          2000          1999                 2001        2000        1999
                                               -----------   -----------   ----------            ---------   ---------   --------
Investment income (See Note 2C):
  Dividend Income............................  $   684,329   $   215,081   $  155,887            $ 115,441   $  76,446   $ 41,846
Expenses:
  Mortality and expense charges..............      (90,905)     (117,674)     (90,840)             (20,693)    (18,919)   (15,438)
                                               -----------   -----------   ----------            ---------   ---------   --------
     Net investment income (expense).........      593,424        97,407       65,047               94,748      57,527     26,408
                                               -----------   -----------   ----------            ---------   ---------   --------
Net realized gain (loss) on investments:
  Realized gain (loss) from distributions....    1,081,681     1,354,432      251,431               43,291     180,102     53,005
  Realized gain (loss) on sales..............     (707,133)      466,998      344,512             (132,840)     (2,259)    31,755
                                               -----------   -----------   ----------            ---------   ---------   --------
Net realized gain (loss) on investments......      374,548     1,821,430      595,943              (89,549)    177,843     84,760
                                               -----------   -----------   ----------            ---------   ---------   --------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
     beginning of period.....................     (619,966)    4,550,473      898,037             (187,017)    178,795     93,508
  Unrealized gain (loss) on investments, end
     of period...............................   (4,702,233)     (619,966)   4,550,473             (331,986)   (187,017)   178,795
                                               -----------   -----------   ----------            ---------   ---------   --------
     Net unrealized gain (loss) on
       investments...........................   (4,082,267)   (5,170,439)   3,652,436             (144,969)   (365,812)    85,287
                                               -----------   -----------   ----------            ---------   ---------   --------
     Net gain (loss) on investments..........   (3,707,719)   (3,349,009)   4,248,379             (234,518)   (187,969)   170,047
                                               -----------   -----------   ----------            ---------   ---------   --------
Net increase (decrease) in net assets
  resulting from operations..................  $(3,114,295)  $(3,251,602)  $4,313,426            $(139,770)  $(130,442)  $196,455
                                               ===========   ===========   ==========            =========   =========   ========

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                                                           MID CAP PORTFOLIO FUND
                                                                HIGH INCOME FUND DIVISION                         DIVISION
                                                          -------------------------------------            ----------------------
                                                             2001          2000         1999                  2001       2000**
                                                          -----------   -----------   ---------            ----------   ---------
Investment income (See Note 2C):
  Dividend Income.......................................  $   711,911   $   297,498   $ 282,249             $     --     $ 3,443
Expenses:
  Mortality and expense charges.........................      (43,350)      (38,853)    (29,555)             (10,025)     (1,385)
                                                          -----------   -----------   ---------             --------     -------
     Net investment income (expense)....................      668,561       258,645     252,694              (10,025)      2,058
                                                          -----------   -----------   ---------             --------     -------
Net realized gain (loss) on investments:
  Realized gain (loss) from distributions...............           --            --      10,551                   --          --
  Realized gain (loss) on sales.........................     (499,890)     (153,890)   (195,235)               5,749       1,905
                                                          -----------   -----------   ---------             --------     -------
Net realized gain (loss) on investments.................     (499,890)     (153,890)   (184,684)               5,749       1,905
                                                          -----------   -----------   ---------             --------     -------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments, beginning of
     period.............................................   (1,520,552)      (27,408)   (198,858)              33,908          --
  Unrealized gain (loss) on investments, end of
     period.............................................   (2,464,173)   (1,520,552)    (27,408)              70,096      33,908
                                                          -----------   -----------   ---------             --------     -------
     Net unrealized gain (loss) on investments..........     (943,621)   (1,493,144)    171,450               36,188      33,908
                                                          -----------   -----------   ---------             --------     -------
     Net gain (loss) on investments.....................   (1,443,511)   (1,647,034)    (13,234)              41,937      35,813
                                                          -----------   -----------   ---------             --------     -------
Net increase (decrease) in net assets resulting from
  operations............................................  $  (774,950)  $(1,388,389)  $ 239,460             $ 31,912     $37,871
                                                          ===========   ===========   =========             ========     =======

---------------
** For Period May 1, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                         WORLDWIDE HARD ASSETS FUND DIVISION             WORLDWIDE EMERGING MARKETS FUND DIVISION
                                        -------------------------------------            ----------------------------------------
                                           2001         2000         1999                    2001           2000          1999
                                        ----------   ----------   -----------            ------------   ------------   ----------
Investment income (See Note 2C):
  Dividend Income.....................   $  3,771     $  3,521     $   3,217              $      --      $      --      $    --
Expenses:
  Mortality and expense charges.......     (2,764)      (2,821)       (2,303)                (7,340)        (7,572)        (583)
                                         --------     --------     ---------              ---------      ---------      -------
     Net investment income
       (expense)......................      1,007          700           914                 (7,340)        (7,572)        (583)
                                         --------     --------     ---------              ---------      ---------      -------
Net realized gain (loss) on
  investments:
  Realized gain (loss) from
     distributions....................         --           --            --                     --             --           --
  Realized gain (loss) on sales.......     (2,165)     (32,872)      (40,905)              (594,374)       (86,751)      29,159
                                         --------     --------     ---------              ---------      ---------      -------
Net realized gain (loss) on
  investments.........................     (2,165)     (32,872)      (40,905)              (594,374)       (86,751)      29,159
                                         --------     --------     ---------              ---------      ---------      -------
Net unrealized gain (loss) on
  investments:
  Unrealized gain (loss) on
     investments, beginning
     of period........................     38,766      (28,094)     (115,608)              (550,168)        44,010          143
  Unrealized gain (loss) on
     investments, end of period.......     (1,904)      38,766       (28,094)               (50,771)      (550,168)      44,010
                                         --------     --------     ---------              ---------      ---------      -------
     Net unrealized gain (loss) on
       investments....................    (40,670)      66,860        87,514                499,397       (594,178)      43,867
                                         --------     --------     ---------              ---------      ---------      -------
     Net gain (loss) on investments...    (42,835)      33,988        46,609                (94,977)      (680,929)      73,026
                                         --------     --------     ---------              ---------      ---------      -------
Net increase (decrease) in net assets
  resulting from operations...........   $(41,828)    $ 34,688     $  47,523              $(102,317)     $(688,501)     $72,443
                                         ========     ========     =========              =========      =========      =======

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                  MULTI-STYLE EQUITY FUND DIVISION                   CORE BOND FUND DIVISION
                                               --------------------------------------            --------------------------------
                                                  2001          2000          1999                 2001       2000        1999
                                               -----------   -----------   ----------            --------   ---------   ---------
Investment income (See Note 2C):
  Dividend Income............................  $    41,403   $    74,081   $  104,649            $182,428   $ 445,197   $ 476,170
Expenses:
  Mortality and expense charges..............      (60,287)      (96,695)     (94,698)            (21,368)    (55,268)    (48,381)
                                               -----------   -----------   ----------            --------   ---------   ---------
     Net investment income (expense).........      (18,884)      (22,614)       9,951             161,060     389,929     427,789
                                               -----------   -----------   ----------            --------   ---------   ---------
Net realized gain (loss) on investments:
  Realized gain (loss) from distributions....      176,452       513,373    1,357,954              19,878          --     292,845
  Realized gain (loss) on sales..............   (1,292,312)      934,300      281,283              29,828    (472,084)    (62,678)
                                               -----------   -----------   ----------            --------   ---------   ---------
Net realized gain (loss) on investments......   (1,115,860)    1,447,673    1,639,237              49,706    (472,084)    230,167
                                               -----------   -----------   ----------            --------   ---------   ---------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
     beginning of period.....................   (1,130,058)    2,118,228    1,504,566             103,744    (651,116)     99,544
  Unrealized gain (loss) on investments, end
     of period...............................   (1,485,476)   (1,130,058)   2,118,228              92,107     103,744    (651,116)
                                               -----------   -----------   ----------            --------   ---------   ---------
     Net unrealized gain (loss) on
       investments...........................     (355,418)   (3,248,286)     613,662             (11,637)    754,860    (750,660)
                                               -----------   -----------   ----------            --------   ---------   ---------
     Net gain (loss) on investments..........   (1,471,278)   (1,800,613)   2,252,899              38,069     282,776    (520,493)
                                               -----------   -----------   ----------            --------   ---------   ---------
Net increase (decrease) in net assets
  resulting from operations..................  $(1,490,162)  $(1,823,227)  $2,262,850            $199,129   $ 672,705   $ (92,704)
                                               ===========   ===========   ==========            ========   =========   =========

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                 AGGRESSIVE EQUITY FUND DIVISION                     NON-US FUND DIVISION
                                                 --------------------------------            ------------------------------------
                                                   2001        2000        1999                2001         2000          1999
                                                 ---------   ---------   --------            ---------   -----------   ----------
Investment income (See Note 2C):
  Dividend Income..............................  $   3,637   $  15,814   $ 13,632            $  14,996   $     4,604   $   75,751
Expenses:
  Mortality and expense charges................    (22,937)    (30,352)   (25,526)             (18,194)      (25,678)     (24,741)
                                                 ---------   ---------   --------            ---------   -----------   ----------
     Net investment income (expense)...........    (19,300)    (14,538)   (11,894)              (3,198)      (21,074)      51,010
                                                 ---------   ---------   --------            ---------   -----------   ----------
Net realized gain (loss) on investments:
  Realized gain (loss) from distributions......         --     472,086     21,933                   --       286,885      104,370
  Realized gain (loss) on sales................   (162,100)    (38,895)   (47,751)             (90,231)      488,585      109,735
                                                 ---------   ---------   --------            ---------   -----------   ----------
Net realized gain (loss) on investments........   (162,100)    433,191    (25,818)             (90,231)      775,470      214,105
                                                 ---------   ---------   --------            ---------   -----------   ----------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
     beginning of period.......................   (177,317)    318,975    (22,415)            (261,333)    1,132,570      160,666
  Unrealized gain (loss) on investments, end
     of period.................................   (143,709)   (177,317)   318,975             (867,445)     (261,333)   1,132,570
                                                 ---------   ---------   --------            ---------   -----------   ----------
     Net unrealized gain (loss) on
       investments.............................     33,608    (496,292)   341,390             (606,112)   (1,393,903)     971,904
                                                 ---------   ---------   --------            ---------   -----------   ----------
     Net gain (loss) on investments............   (128,492)    (63,101)   315,572             (696,343)     (618,433)   1,186,009
                                                 ---------   ---------   --------            ---------   -----------   ----------
Net increase (decrease) in net assets resulting
  from operations..............................  $(147,792)  $ (77,639)  $303,678            $(699,541)  $  (639,507)  $1,237,019
                                                 =========   =========   ========            =========   ===========   ==========

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                     INCOME & GROWTH FUND DIVISION                INTERNATIONAL FUND DIVISION
                                                    -------------------------------            ----------------------------------
                                                      2001        2000       1999                 2001         2000        1999
                                                    ---------   ---------   -------            -----------   ---------   --------
Investment income (See Note 2C):
  Dividend Income.................................  $  32,247   $   7,351   $     8            $     3,651   $   2,080   $     --
Expenses:
  Mortality and expense charges...................    (21,730)    (13,332)   (2,364)               (22,723)    (17,848)      (989)
                                                    ---------   ---------   -------            -----------   ---------   --------
     Net investment income (expense)..............     10,517      (5,981)   (2,356)               (19,072)    (15,768)      (989)
                                                    ---------   ---------   -------            -----------   ---------   --------
Net realized gain (loss) on investments:
  Realized gain (loss) from distributions.........         --          --        --                403,113      31,114         --
  Realized gain (loss) on sales...................   (208,919)      4,053    34,901               (805,746)     46,401     49,932
                                                    ---------   ---------   -------            -----------   ---------   --------
Net realized gain (loss) on investments...........   (208,919)      4,053    34,901               (402,633)     77,515     49,932
                                                    ---------   ---------   -------            -----------   ---------   --------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments, beginning
     of period....................................   (283,900)     43,675       471               (583,356)    120,672         45
  Unrealized gain (loss) on investments, end of
     period.......................................   (459,120)   (283,900)   43,675             (1,655,964)   (583,356)   120,672
                                                    ---------   ---------   -------            -----------   ---------   --------
     Net unrealized gain (loss) on investments....   (175,220)   (327,575)   43,204             (1,072,608)   (704,028)   120,627
                                                    ---------   ---------   -------            -----------   ---------   --------
     Net gain (loss) on investments...............   (384,139)   (323,522)   78,105             (1,475,241)   (626,513)   170,559
                                                    ---------   ---------   -------            -----------   ---------   --------
Net increase (decrease) in net assets resulting
  from operations.................................  $(373,622)  $(329,503)  $75,749            $(1,494,313)  $(642,281)  $169,570
                                                    =========   =========   =======            ===========   =========   ========

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                VALUE FUND DIVISION                  BOND PORTFOLIO FUND DIVISION
                                                           ------------------------------            ----------------------------
                                                             2001       2000       1999                2001      2000      1999
                                                           --------   --------   --------            --------   -------   -------
Investment income (See Note 2C):
  Dividend Income........................................  $ 19,250   $  3,598   $     48            $ 66,356   $62,032   $ 2,328
Expenses:
  Mortality and expense charges..........................    (6,302)    (2,305)      (541)             (5,407)   (3,528)     (221)
                                                           --------   --------   --------            --------   -------   -------
     Net investment income (expense).....................    12,948      1,293       (493)             60,949    58,504     2,107
                                                           --------   --------   --------            --------   -------   -------
Net realized gain (loss) on investments:
  Realized gain (loss) from distributions................        --      9,205        450               9,201        --        40
  Realized gain (loss) on sales..........................   221,520     (1,159)   (14,864)             28,799       455      (262)
                                                           --------   --------   --------            --------   -------   -------
Net realized gain (loss) on investments..................   221,520      8,046    (14,414)             38,000       455      (222)
                                                           --------   --------   --------            --------   -------   -------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments, beginning of
     period..............................................   222,677      1,835         85              23,238    (2,016)        3
  Unrealized gain (loss) on investments, end of period...   224,096    222,677      1,835              (2,449)   23,238    (2,016)
                                                           --------   --------   --------            --------   -------   -------
     Net unrealized gain (loss) on investments...........     1,419    220,842      1,750             (25,687)   25,254    (2,019)
                                                           --------   --------   --------            --------   -------   -------
     Net gain (loss) on investments......................   222,939    228,888    (12,664)             12,313    25,709    (2,241)
                                                           --------   --------   --------            --------   -------   -------
Net increase (decrease) in net assets resulting from
  operations.............................................  $235,887   $230,181   $(13,157)           $ 73,262   $84,213   $  (134)
                                                           ========   ========   ========            ========   =======   =======

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
      YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999, EXCEPT AS NOTED BELOW

                                                                                                               LARGE CAP VALUE
                                                           SMALL COMPANY PORTFOLIO FUND DIVISION                FUND DIVISION
                                                           --------------------------------------            --------------------
                                                              2001          2000          1999                 2001       2000*
                                                           -----------   -----------   ----------            ---------   --------
Investment income (See Note 2C):
  Dividend Income........................................   $   1,396     $   7,170     $    104             $  60,646   $ 10,201
Expenses:
  Mortality and expense charges..........................     (18,295)      (14,914)        (731)              (26,927)    (5,062)
                                                            ---------     ---------     --------             ---------   --------
     Net investment income (expense).....................     (16,899)       (7,744)        (627)               33,719      5,139
                                                            ---------     ---------     --------             ---------   --------
Net realized gain (loss) on investments:
  Realized gain (loss) from distributions................          --        42,416       11,337               101,095         --
  Realized gain (loss) on sales..........................    (750,139)       71,004        4,540                19,878        269
                                                            ---------     ---------     --------             ---------   --------
Net realized gain (loss) on investments..................    (750,139)      113,420       15,877               120,973        269
                                                            ---------     ---------     --------             ---------   --------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments, beginning of
     period..............................................    (507,291)       96,610          187               194,619         --
  Unrealized gain (loss) on investments, end of period...    (280,413)     (507,291)      96,610               (69,454)   194,619
                                                            ---------     ---------     --------             ---------   --------
     Net unrealized gain (loss) on investments...........     226,878      (603,901)      96,423              (264,073)   194,619
                                                            ---------     ---------     --------             ---------   --------
     Net gain (loss) on investments......................    (523,261)     (490,481)     112,300              (143,100)   194,888
                                                            ---------     ---------     --------             ---------   --------
Net increase (decrease) in net assets resulting from
  operations.............................................   $(540,160)    $(498,225)    $111,673             $(109,381)  $200,027
                                                            =========     =========     ========             =========   ========

---------------
* For Period April 10, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
                     YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                LARGE CAP GROWTH                SMALL CAP VALUE                SMALL CAP GROWTH
                                                  FUND DIVISION                  FUND DIVISION                  FUND DIVISION
                                              ---------------------            ------------------            --------------------
                                                2001        2000*                2001      2000*               2001       2000*
                                              ---------   ---------            --------   -------            ---------   --------
Investment income (See Note 2C):
  Dividend Income...........................  $      --   $      --            $  7,632   $ 1,598            $      --   $     --
Expenses:
  Mortality and expense charges.............    (17,086)     (5,429)             (5,959)     (827)              (5,267)    (1,240)
                                              ---------   ---------            --------   -------            ---------   --------
     Net investment income (expense)........    (17,086)     (5,429)              1,673       771               (5,267)    (1,240)
                                              ---------   ---------            --------   -------            ---------   --------
Net realized gain (loss) on investments:
  Realized gain (loss) from distributions...         --          --             164,358     9,311                   --         --
  Realized gain (loss) on sales.............   (273,188)     (1,016)             17,458       712              (43,461)       336
                                              ---------   ---------            --------   -------            ---------   --------
Net realized gain (loss) on investments.....   (273,188)     (1,016)            181,816    10,023              (43,461)       336
                                              ---------   ---------            --------   -------            ---------   --------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
     beginning of period....................   (431,299)         --              28,138        --              (40,036)        --
  Unrealized gain (loss) on investments, end
     of period..............................   (886,275)   (431,299)             78,578    28,138             (170,181)   (40,036)
                                              ---------   ---------            --------   -------            ---------   --------
     Net unrealized gain (loss) on
       investments..........................   (454,976)   (431,299)             50,440    28,138             (130,145)   (40,036)
                                              ---------   ---------            --------   -------            ---------   --------
     Net gain (loss) on investments.........   (728,164)   (432,315)            232,256    38,161             (173,606)   (39,700)
                                              ---------   ---------            --------   -------            ---------   --------
Net increase (decrease) in net assets
  resulting from operations.................  $(745,250)  $(437,744)           $233,929   $38,932            $(178,873)  $(40,940)
                                              =========   =========            ========   =======            =========   ========

---------------

* For Period April 10, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
      YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999, EXCEPT AS NOTED BELOW

                                         INTERNATIONAL EQUITY             EMERGING MARKETS EQUITY             CORE FIXED INCOME
                                             FUND DIVISION                     FUND DIVISION                    FUND DIVISION
                                         ---------------------            -----------------------            --------------------
                                           2001        2000*                 2001        2000*                 2001       2000*
                                         ---------   ---------            ----------   ----------            ---------   --------
Investment income (See Note 2C):
  Dividend Income......................  $   3,320   $  19,342            $      --    $      --             $ 570,668   $ 71,862
Expenses:
  Mortality and expense charges........    (16,945)     (5,386)              (5,858)      (1,934)              (45,754)    (9,123)
                                         ---------   ---------            ---------    ---------             ---------   --------
     Net investment income (expense)...    (13,625)     13,956               (5,858)      (1,934)              524,914     62,739
                                         ---------   ---------            ---------    ---------             ---------   --------
Net realized gain (loss) on
  investments:
  Realized gain (loss) from
     distributions.....................         --          --                   --           --                    --         --
  Realized gain (loss) on sales........   (150,854)     (5,118)             (71,561)      (4,309)               63,329        897
                                         ---------   ---------            ---------    ---------             ---------   --------
Net realized gain (loss) on
  investments..........................   (150,854)     (5,118)             (71,561)      (4,309)               63,329        897
                                         ---------   ---------            ---------    ---------             ---------   --------
Net unrealized gain (loss) on
  investments:
  Unrealized gain (loss) on
     investments, beginning of
     period............................   (254,806)         --             (142,634)          --               137,043         --
  Unrealized gain (loss) on
     investments, end of period........   (725,352)   (254,806)            (160,698)    (142,634)              (26,153)   137,043
                                         ---------   ---------            ---------    ---------             ---------   --------
     Net unrealized gain (loss) on
       investments.....................   (470,546)   (254,806)             (18,064)    (142,634)             (163,196)   137,043
                                         ---------   ---------            ---------    ---------             ---------   --------
     Net gain (loss) on investments....   (621,400)   (259,924)             (89,625)    (146,943)              (99,867)   137,940
                                         ---------   ---------            ---------    ---------             ---------   --------
Net increase (decrease) in net assets
  resulting from operations............  $(635,025)  $(245,968)           $ (95,483)   $(148,877)            $ 425,047   $200,679
                                         =========   =========            =========    =========             =========   ========

---------------
* For Period April 10, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
      YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999, EXCEPT AS NOTED BELOW

                                               HIGH YIELD BOND              INTERNATIONAL FIXED             EMERGING MARKETS DEBT
                                                FUND DIVISION               INCOME FUND DIVISION                FUND DIVISION
                                             -------------------            --------------------            ---------------------
                                               2001      2000*                2001       2000*                2001        2000*
                                             --------   --------            ---------   --------            ---------   ---------
Investment income (See Note 2C):
  Dividend Income..........................  $ 71,607   $  7,586            $  5,857    $    --             $ 24,667    $ 13,370
Expenses:
  Mortality and expense charges............    (5,121)      (514)             (5,060)      (752)              (1,601)       (367)
                                             --------   --------            --------    -------             --------    --------
     Net investment income (expense).......    66,486      7,072                 797       (752)              23,066      13,003
                                             --------   --------            --------    -------             --------    --------
Net realized gain (loss) on investments:
  Realized gain (loss) from
     distributions.........................        --         --                  --         --                   --       2,411
  Realized gain (loss) on sales............   (11,370)      (233)              3,141       (876)                 109         129
                                             --------   --------            --------    -------             --------    --------
Net realized gain (loss) on investments....   (11,370)      (233)              3,141       (876)                 109       2,540
                                             --------   --------            --------    -------             --------    --------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
     beginning of period...................   (13,421)        --              40,423         --              (10,850)         --
  Unrealized gain (loss) on investments,
     end of period.........................   (58,939)   (13,421)             (8,120)    40,423               (7,746)    (10,850)
                                             --------   --------            --------    -------             --------    --------
     Net unrealized gain (loss) on
       investments.........................   (45,518)   (13,421)            (48,543)    40,423                3,104     (10,850)
                                             --------   --------            --------    -------             --------    --------
     Net gain (loss) on investments........   (56,888)   (13,654)            (45,402)    39,547                3,213      (8,310)
                                             --------   --------            --------    -------             --------    --------
Net increase (decrease) in net assets
  resulting from operations................  $  9,598   $ (6,582)           $(44,605)   $38,795             $ 26,279    $  4,693
                                             ========   ========            ========    =======             ========    ========

---------------
* For Period April 10, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
      YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999, EXCEPT AS NOTED BELOW

                                                                    {T. ROWE PRICE LARGE CAP             T. ROWE PRICE SMALL CAP
                             JANUS MID-CAP FUND DIVISION              GROWTH FUND DIVISION}                GROWTH FUND DIVISION
                             ---------------------------            -------------------------            ------------------------
                                 2001          2000*                   2001          2000*                  2001         2000*
                             ------------   ------------            -----------   -----------            -----------   ----------
Investment income (See Note
  2C):
  Dividend Income..........  $        --    $        --              $     139     $   1,560              $      --     $     --
Expenses:
  Mortality and expense
     charges...............      (23,470)        (8,532)                (5,207)       (3,198)                (7,035)        (884)
                             -----------    -----------              ---------     ---------              ---------     --------
     Net investment income
       (expense)...........      (23,470)        (8,532)                (5,068)       (1,638)                (7,035)        (884)
                             -----------    -----------              ---------     ---------              ---------     --------
Net realized gain (loss) on
  investments:
  Realized gain (loss) from
     distributions.........           --        169,898                     15        31,871                 67,141           --
  Realized gain (loss) on
     sales.................     (890,046)        19,511               (263,785)       12,647               (147,529)      (2,971)
                             -----------    -----------              ---------     ---------              ---------     --------
Net realized gain (loss) on
  investments..............     (890,046)       189,409               (263,770)       44,518                (80,388)      (2,971)
                             -----------    -----------              ---------     ---------              ---------     --------
Net unrealized gain (loss)
  on investments:
  Unrealized gain (loss) on
     investments, beginning
     of period.............   (1,114,808)            --               (120,834)           --                (36,551)          --
  Unrealized gain (loss) on
     investments, end of
     period................   (1,836,132)    (1,114,808)                84,641      (120,834)               (72,047)     (36,551)
                             -----------    -----------              ---------     ---------              ---------     --------
     Net unrealized gain
       (loss) on
       investments.........     (721,324)    (1,114,808)               205,475      (120,834)               (35,496)     (36,551)
                             -----------    -----------              ---------     ---------              ---------     --------
     Net gain (loss) on
       investments.........   (1,611,370)      (925,399)               (58,295)      (76,316)              (115,884)     (39,522)
                             -----------    -----------              ---------     ---------              ---------     --------
Net increase (decrease) in
  net assets resulting from
  operations...............  $(1,634,840)   $  (933,931)             $ (63,363)    $ (77,954)             $(122,919)    $(40,406)
                             ===========    ===========              =========     =========              =========     ========

---------------
* For Period May 1, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            STATEMENT OF OPERATIONS
         YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED BELOW

                                                                             JANUS            HARRIS OAKMARK            PIMCO
                                      ALGER EQUITY GROWTH SERIES            GROWTH               MID-CAP             INNOVATIONS
                                             FUND DIVISION               FUND DIVISION        FUND DIVISION         FUND DIVISION
                                      ---------------------------        -------------        --------------        -------------
                                          2001          2000*               2001**                2001**               2001**
                                      ------------   ------------        -------------        --------------        -------------
Investment income (See Note 2C):
  Dividend Income...................   $   2,915      $     855             $    --              $    --               $   --
Expenses:
  Mortality and expense charges.....      (8,509)        (4,682)               (110)                (191)                 (26)
                                       ---------      ---------             -------              -------               ------
     Net investment income
       (expense)....................      (5,594)        (3,827)               (110)                (191)                 (26)
                                       ---------      ---------             -------              -------               ------
Net realized gain (loss) on
  investments:
  Realized gain (loss) from
     distributions..................      57,696          2,136                  --                   --                   --
  Realized gain (loss) on sales.....    (554,108)        10,503                (922)              10,815                  388
                                       ---------      ---------             -------              -------               ------
Net realized gain (loss) on
  investments.......................    (496,412)        12,639                (922)              10,815                  388
                                       ---------      ---------             -------              -------               ------
Net unrealized gain (loss) on
  investments:
  Unrealized gain (loss) on
     investments, beginning of
     period.........................    (261,796)            --                  --                   --                   --
  Unrealized gain (loss) on
     investments, end of period.....    (109,714)      (261,796)             (1,402)              80,364                2,087
                                       ---------      ---------             -------              -------               ------
     Net unrealized gain (loss) on
       investments..................     152,082       (261,796)             (1,402)              80,364                2,087
                                       ---------      ---------             -------              -------               ------
     Net gain (loss) on
       investments..................    (344,330)      (249,157)             (2,324)              91,179                2,475
                                       ---------      ---------             -------              -------               ------
Net increase (decrease) in net
  assets resulting from
  operations........................   $(349,924)     $(252,984)            $(2,434)             $90,988               $2,449
                                       =========      =========             =======              =======               ======

---------------

 * For Period May 1, 2000 (inception) to December 31, 2000
** For Period May 1, 2001 (inception) to December 31, 2001

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
                   YEARS ENDED DECEMBER 31, 2001, 2000, 1999

                                            S & P 500 INDEX FUND DIVISION                        MONEY MARKET FUND DIVISION
                                       ----------------------------------------            --------------------------------------
                                          2001           2000          1999                   2001          2000          1999
                                       -----------   ------------   -----------            -----------   -----------   ----------
Operations:
  Net investment income (expense)....  $  (490,060)  $   (492,959)  $  (404,761)           $  (180,618)  $   (63,761)  $  (60,049)
  Net realized gain (loss) on
     investments.....................     (986,966)    17,261,452     6,020,806                271,905       822,477      548,377
  Net unrealized gain (loss) on
     investments.....................   (7,587,082)   (23,220,456)    3,741,542                779,684      (199,980)    (108,747)
                                       -----------   ------------   -----------            -----------   -----------   ----------
     Net increase (decrease) in net
       assets resulting from
       operations....................   (9,064,108)    (6,451,963)    9,357,587                870,971       558,736      379,581
  Net deposits into (withdrawals
     from) Separate Account..........   17,611,794     11,162,463     8,977,500             26,544,164     3,108,059    2,797,074
                                       -----------   ------------   -----------            -----------   -----------   ----------
     Increase (decrease) in net
       assets........................    8,547,686      4,710,500    18,335,087             27,415,135     3,666,795    3,176,655
  Net assets, beginning of period....   65,463,226     60,752,726    42,417,639             13,579,037     9,912,242    6,735,587
                                       -----------   ------------   -----------            -----------   -----------   ----------
  Net assets, end of period..........  $74,010,912   $ 65,463,226   $60,752,726            $40,994,172   $13,579,037   $9,912,242
                                       ===========   ============   ===========            ===========   ===========   ==========

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
                   YEARS ENDED DECEMBER 31, 2001, 2000, 1999

                                                  BOND INDEX FUND DIVISION                      MANAGED EQUITY FUND DIVISION
                                            ------------------------------------            -------------------------------------
                                               2001         2000         1999                  2001         2000          1999
                                            ----------   ----------   ----------            ----------   -----------   ----------
Operations:
  Net investment income (expense).........  $  (60,494)  $  (51,753)  $  (49,087)           $  (56,525)  $   (52,636)  $  (50,674)
  Net realized gain (loss) on
     investments..........................     126,256      402,274      357,632              (164,979)    2,607,035      472,578
  Net unrealized gain (loss) on
     investments..........................     568,995      389,475     (528,508)              348,823    (1,802,258)    (325,744)
                                            ----------   ----------   ----------            ----------   -----------   ----------
     Net increase (decrease) in net assets
       resulting from operations..........     634,757      739,996     (219,963)              127,319       752,141       96,160
  Net deposits into (withdrawals from)
     Separate Account.....................     833,422      833,230    1,249,584               752,147      (222,481)     761,498
                                            ----------   ----------   ----------            ----------   -----------   ----------
     Increase (decrease) in net assets....   1,468,179    1,573,226    1,029,621               879,466       529,660      857,658
  Net assets, beginning of period.........   7,709,968    6,136,742    5,107,121             6,913,728     6,384,068    5,526,410
                                            ----------   ----------   ----------            ----------   -----------   ----------
  Net assets, end of period...............  $9,178,147   $7,709,968   $6,136,742            $7,793,194   $ 6,913,728   $6,384,068
                                            ==========   ==========   ==========            ==========   ===========   ==========

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
                   YEARS ENDED DECEMBER 31, 2001, 2000, 1999

                                           ASSET ALLOCATION FUND DIVISION                    INTERNATIONAL INDEX FUND DIVISION
                                       ---------------------------------------            ---------------------------------------
                                          2001          2000          1999                   2001          2000          1999
                                       -----------   -----------   -----------            -----------   -----------   -----------
Operations:
  Net investment income (expense)....  $  (107,537)  $  (161,076)  $  (130,807)           $   (53,562)  $   (96,591)  $   (90,299)
  Net realized gain (loss) on
     investments.....................   (1,587,656)    7,859,066     1,091,284               (232,121)    2,294,225       460,726
  Net unrealized gain (loss) on
     investments.....................      380,641    (7,583,187)    2,321,622             (1,978,157)   (4,159,538)    2,469,103
                                       -----------   -----------   -----------            -----------   -----------   -----------
     Net increase (decrease) in net
       assets resulting from
       operations....................   (1,314,552)      114,803     3,282,099             (2,263,840)   (1,961,904)    2,839,530
  Net deposits into (withdrawals
     from) Separate Account..........   (5,997,096)    1,034,218     1,858,100                182,775      (692,669)      237,255
                                       -----------   -----------   -----------            -----------   -----------   -----------
     Increase (decrease) in net
       assets........................   (7,311,648)    1,149,021     5,140,199             (2,081,065)   (2,654,573)    3,076,785
  Net assets, beginning of period....   19,722,192    18,573,171    13,432,972             10,339,039    12,993,612     9,916,827
                                       -----------   -----------   -----------            -----------   -----------   -----------
  Net assets, end of period..........  $12,410,544   $19,722,192   $18,573,171            $ 8,257,974   $10,339,039   $12,993,612
                                       ===========   ===========   ===========            ===========   ===========   ===========

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
                   YEARS ENDED DECEMBER 31, 2001, 2000, 1999

                                                MID-CAP EQUITY FUND DIVISION                    SMALL-CAP EQUITY FUND DIVISION
                                           --------------------------------------            ------------------------------------
                                              2001          2000          1999                  2001         2000         1999
                                           -----------   -----------   ----------            ----------   ----------   ----------
Operations:
  Net investment income (expense)........  $   (43,465)  $   (67,013)  $  (57,427)           $  (30,708)  $  (23,815)  $  (21,138)
  Net realized gain (loss) on
     investments.........................     (840,173)    3,051,139      256,018               (17,110)     (16,350)     (83,189)
  Net unrealized gain (loss) on
     investments.........................   (1,017,975)   (3,852,566)     751,193               654,487      249,541      (25,587)
                                           -----------   -----------   ----------            ----------   ----------   ----------
     Net increase (decrease) in net
       assets resulting from
       operations........................   (1,901,613)     (868,440)     949,784               606,669      209,376     (129,914)
  Net deposits into (withdrawals from)
     Separate Account....................      676,857      (722,594)      26,099               538,596      423,482      672,746
                                           -----------   -----------   ----------            ----------   ----------   ----------
     Increase (decrease) in net assets...   (1,224,756)   (1,591,034)     975,883             1,145,265      632,858      542,832
  Net assets, beginning of period........    6,762,947     8,353,981    7,378,098             3,550,402    2,917,544    2,374,712
                                           -----------   -----------   ----------            ----------   ----------   ----------
  Net assets, end of period..............  $ 5,538,191   $ 6,762,947   $8,353,981            $4,695,667   $3,550,402   $2,917,544
                                           ===========   ===========   ==========            ==========   ==========   ==========

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
                   YEARS ENDED DECEMBER 31, 2001, 2000, 1999

                                           EQUITY INCOME FUND DIVISION                            GROWTH FUND DIVISION
                                     ---------------------------------------            -----------------------------------------
                                        2001          2000          1999                    2001           2000          1999
                                     -----------   -----------   -----------            ------------   ------------   -----------
Operations:
  Net investment income
     (expense).....................  $   217,930   $   224,743   $   125,992            $   (331,231)  $   (402,119)  $  (283,725)
  Net realized gain (loss) on
     investments...................    1,145,942     2,289,327     1,497,853               3,050,655      8,784,795     6,018,376
  Net unrealized gain (loss) on
     investments...................   (2,805,202)     (832,162)     (470,508)            (13,581,262)   (15,965,732)    8,434,187
                                     -----------   -----------   -----------            ------------   ------------   -----------
     Net increase (decrease) in net
       assets resulting from
       operations..................   (1,441,330)    1,681,908     1,153,337             (10,861,838)    (7,583,056)   14,168,838
  Net deposits into (withdrawals
     from) Separate Account........    1,530,030    (1,760,622)    2,171,008               2,444,336      9,787,954     6,264,467
                                     -----------   -----------   -----------            ------------   ------------   -----------
     Increase (decrease) in net
       assets......................       88,700       (78,714)    3,324,345              (8,417,502)     2,204,898    20,433,305
  Net assets, beginning of
     period........................   24,075,723    24,154,437    20,830,092              57,917,623     55,712,725    35,279,420
                                     -----------   -----------   -----------            ------------   ------------   -----------
  Net assets, end of period........  $24,164,423   $24,075,723   $24,154,437            $ 49,500,121   $ 57,917,623   $55,712,725
                                     ===========   ===========   ===========            ============   ============   ===========

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
                   YEARS ENDED DECEMBER 31, 2001, 2000, 1999

                                                  OVERSEAS FUND DIVISION                         ASSET MANAGER FUND DIVISION
                                          ---------------------------------------            ------------------------------------
                                             2001          2000          1999                   2001         2000         1999
                                          -----------   -----------   -----------            ----------   ----------   ----------
Operations:
  Net investment income (expense).......  $   593,424   $    97,407   $    65,047            $   94,748   $   57,527   $   26,408
  Net realized gain (loss) on
     investments........................      374,548     1,821,430       595,943               (89,549)     177,843       84,760
  Net unrealized gain (loss) on
     investments........................   (4,082,267)   (5,170,439)    3,652,436              (144,969)    (365,812)      85,287
                                          -----------   -----------   -----------            ----------   ----------   ----------
     Net increase (decrease) in net
       assets resulting from
       operations.......................   (3,114,295)   (3,251,602)    4,313,426              (139,770)    (130,442)     196,455
  Net deposits into (withdrawals from)
     Separate Account...................      (69,965)    2,714,981       765,467               529,083      524,707      984,955
                                          -----------   -----------   -----------            ----------   ----------   ----------
     Increase (decrease) in net
       assets...........................   (3,184,260)     (536,621)    5,078,893               389,313      394,265    1,181,410
  Net assets, beginning of period.......   14,514,730    15,051,351     9,972,458             2,812,186    2,417,921    1,236,511
                                          -----------   -----------   -----------            ----------   ----------   ----------
  Net assets, end of period.............  $11,330,470   $14,514,730   $15,051,351            $3,201,499   $2,812,186   $2,417,921
                                          ===========   ===========   ===========            ==========   ==========   ==========

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
        YEARS ENDED DECEMBER 31, 2001, 2000, 1999, EXCEPT AS NOTED BELOW

                                                                                                              MID CAP PORTFOLIO
                                                                 HIGH INCOME FUND DIVISION                      FUND DIVISION
                                                           -------------------------------------            ---------------------
                                                              2001         2000          1999                  2001       2000*
                                                           ----------   -----------   ----------            ----------   --------
Operations:
  Net investment income (expense)........................  $  668,561   $   258,645   $  252,694            $  (10,025)  $  2,058
  Net realized gain (loss) on investments................    (499,890)     (153,890)    (184,684)                5,749      1,905
  Net unrealized gain (loss) on investments..............    (943,621)   (1,493,144)     171,450                36,188     33,908
                                                           ----------   -----------   ----------            ----------   --------
     Net increase (decrease) in net assets resulting from
       operations........................................    (774,950)   (1,388,389)     239,460                31,912     37,871
  Net deposits into (withdrawals from) Separate
     Account.............................................   1,135,694     2,755,535    1,146,113             1,284,427    836,766
                                                           ----------   -----------   ----------            ----------   --------
     Increase (decrease) in net assets...................     360,744     1,367,146    1,385,573             1,316,339    874,637
  Net assets, beginning of period........................   5,739,765     4,372,619    2,987,046               874,637         --
                                                           ----------   -----------   ----------            ----------   --------
  Net assets, end of period..............................  $6,100,509   $ 5,739,765   $4,372,619            $2,190,976   $874,637
                                                           ==========   ===========   ==========            ==========   ========

---------------
* For Period May 1, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
                   YEARS ENDED DECEMBER 31, 2001, 2000, 1999

                                         WORLDWIDE HARD ASSETS FUND DIVISION             WORLDWIDE EMERGING MARKETS FUND DIVISION
                                         ------------------------------------            ----------------------------------------
                                            2001         2000         1999                   2001           2000          1999
                                         ----------   ----------   ----------            ------------   ------------   ----------
Operations:
  Net investment income (expense)......   $  1,007     $    700     $    914              $   (7,340)    $   (7,572)    $   (583)
  Net realized gain (loss) on
     investments.......................     (2,165)     (32,872)     (40,905)               (594,374)       (86,751)      29,159
  Net unrealized gain (loss) on
     investments.......................    (40,670)      66,860       87,514                 499,397       (594,178)      43,867
                                          --------     --------     --------              ----------     ----------     --------
     Net increase (decrease) in net
       assets resulting from
       operations......................    (41,828)      34,688       47,523                (102,317)      (688,501)      72,443
  Net deposits into (withdrawals from)
     Separate Account..................     42,937       (4,676)      47,731                (505,153)     1,842,734      194,510
                                          --------     --------     --------              ----------     ----------     --------
     Increase (decrease) in net
       assets..........................      1,109       30,012       95,254                (607,470)     1,154,233      266,953
  Net assets, beginning of period......    346,354      316,342      221,088               1,423,027        268,794        1,841
                                          --------     --------     --------              ----------     ----------     --------
  Net assets, end of period............   $347,463     $346,354     $316,342              $  815,557     $1,423,027     $268,794
                                          ========     ========     ========              ==========     ==========     ========

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
                   YEARS ENDED DECEMBER 31, 2001, 2000, 1999

                                            MULTI-STYLE EQUITY FUND DIVISION                       CORE BOND FUND DIVISION
                                         ---------------------------------------            -------------------------------------
                                            2001          2000          1999                   2001         2000          1999
                                         -----------   -----------   -----------            ----------   -----------   ----------
Operations:
  Net investment income (expense)......  $   (18,884)  $   (22,614)  $     9,951            $  161,060   $   389,929   $  427,789
  Net realized gain (loss) on
     investments.......................   (1,115,860)    1,447,673     1,639,237                49,706      (472,084)     230,167
  Net unrealized gain (loss) on
     investments.......................     (355,418)   (3,248,286)      613,662               (11,637)      754,860     (750,660)
                                         -----------   -----------   -----------            ----------   -----------   ----------
     Net increase (decrease) in net
       assets resulting from
       operations......................   (1,490,162)   (1,823,227)    2,262,850               199,129       672,705      (92,704)
  Net deposits into (withdrawals from)
     Separate Account..................   (1,054,224)   (4,904,923)    3,014,155              (125,586)   (7,352,285)   3,244,804
                                         -----------   -----------   -----------            ----------   -----------   ----------
     Increase (decrease) in net
       assets..........................   (2,544,386)   (6,728,150)    5,277,005                73,543    (6,679,580)   3,152,100
  Net assets, beginning of period......   10,264,417    16,992,567    11,715,562             3,130,090     9,809,670    6,657,570
                                         -----------   -----------   -----------            ----------   -----------   ----------
  Net assets, end of period............  $ 7,720,031   $10,264,417   $16,992,567            $3,203,633   $ 3,130,090   $9,809,670
                                         ===========   ===========   ===========            ==========   ===========   ==========

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
                   YEARS ENDED DECEMBER 31, 2001, 2000, 1999

                                              AGGRESSIVE EQUITY FUND DIVISION                       NON-US FUND DIVISION
                                           -------------------------------------            -------------------------------------
                                              2001          2000         1999                  2001         2000          1999
                                           -----------   ----------   ----------            ----------   -----------   ----------
Operations:
  Net investment income (expense)........  $   (19,300)  $  (14,538)  $  (11,894)           $   (3,198)  $   (21,074)  $   51,010
  Net realized gain (loss) on
     investments.........................     (162,100)     433,191      (25,818)              (90,231)      775,470      214,105
  Net unrealized gain (loss) on
     investments.........................       33,608     (496,292)     341,390              (606,112)   (1,393,903)     971,904
                                           -----------   ----------   ----------            ----------   -----------   ----------
     Net increase (decrease) in net
       assets resulting from
       operations........................     (147,792)     (77,639)     303,678              (699,541)     (639,507)   1,237,019
  Net deposits into (withdrawals from)
     Separate Account....................     (973,335)    (679,894)     607,124               (15,426)   (1,231,010)     349,703
                                           -----------   ----------   ----------            ----------   -----------   ----------
     Increase (decrease) in net assets...   (1,121,127)    (757,533)     910,802              (714,967)   (1,870,517)   1,586,722
  Net assets, beginning of period........    4,110,465    4,867,998    3,957,196             3,128,086     4,998,603    3,411,881
                                           -----------   ----------   ----------            ----------   -----------   ----------
  Net assets, end of period..............  $ 2,989,338   $4,110,465   $4,867,998            $2,413,119   $ 3,128,086   $4,998,603
                                           ===========   ==========   ==========            ==========   ===========   ==========

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
                   YEARS ENDED DECEMBER 31, 2001, 2000, 1999

                                                  INCOME & GROWTH FUND DIVISION                   INTERNATIONAL FUND DIVISION
                                                ----------------------------------            -----------------------------------
                                                   2001         2000        1999                 2001          2000        1999
                                                ----------   ----------   --------            -----------   ----------   --------
Operations:
  Net investment income (expense).............  $   10,517   $   (5,981)  $ (2,356)           $   (19,072)  $  (15,768)  $   (989)
  Net realized gain (loss) on investments.....    (208,919)       4,053     34,901               (402,633)      77,515     49,932
  Net unrealized gain (loss) on investments...    (175,220)    (327,575)    43,204             (1,072,608)    (704,028)   120,627
                                                ----------   ----------   --------            -----------   ----------   --------
     Net increase (decrease) in net assets
       resulting from operations..............    (373,622)    (329,503)    75,749             (1,494,313)    (642,281)   169,570
  Net deposits into (withdrawals from)
     Separate Account.........................     130,414    3,295,158    652,207                649,371    4,656,505    433,721
                                                ----------   ----------   --------            -----------   ----------   --------
     Increase (decrease) in net assets........    (243,208)   2,965,655    727,956               (844,942)   4,014,224    603,291
  Net assets, beginning of period.............   3,700,971      735,316      7,360              4,618,418      604,194        903
                                                ----------   ----------   --------            -----------   ----------   --------
  Net assets, end of period...................  $3,457,763   $3,700,971   $735,316            $ 3,773,476   $4,618,418   $604,194
                                                ==========   ==========   ========            ===========   ==========   ========

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
                   YEARS ENDED DECEMBER 31, 2001, 2000, 1999

                                                        VALUE FUND DIVISION                       BOND PORTFOLIO FUND DIVISION
                                                 ----------------------------------            ----------------------------------
                                                    2001         2000        1999                 2001         2000        1999
                                                 ----------   ----------   --------            ----------   ----------   --------
Operations:
  Net investment income (expense)..............  $   12,948   $    1,293   $   (493)           $   60,949   $   58,504   $  2,107
  Net realized gain (loss) on investments......     221,520        8,046    (14,414)               38,000          455       (222)
  Net unrealized gain (loss) on investments....       1,419      220,842      1,750               (25,687)      25,254     (2,018)
                                                 ----------   ----------   --------            ----------   ----------   --------
     Net increase (decrease) in net assets
       resulting from operations...............     235,887      230,181    (13,157)               73,262       84,213       (133)
  Net deposits into (withdrawals from) Separate
     Account...................................      17,786    1,243,813    106,165               (94,561)     892,937    138,293
                                                 ----------   ----------   --------            ----------   ----------   --------
     Increase (decrease) in net assets.........     253,673    1,473,994     93,008               (21,299)     977,150    138,160
  Net assets, beginning of period..............   1,570,872       96,878      3,870             1,118,611      141,461      3,301
                                                 ----------   ----------   --------            ----------   ----------   --------
  Net assets, end of period....................  $1,824,545   $1,570,872   $ 96,878            $1,097,312   $1,118,611   $141,461
                                                 ==========   ==========   ========            ==========   ==========   ========

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
      YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999, EXCEPT AS NOTED BELOW

                                                  SMALL COMPANY PORTFOLIO FUND DIVISION             LARGE CAP VALUE FUND DIVISION
                                                  --------------------------------------            -----------------------------
                                                      2001          2000         1999                   2001            2000*
                                                  ------------   -----------   ---------            -------------   -------------
Operations:
  Net investment income (expense)...............  $   (16,899)   $   (7,744)   $   (627)             $   33,719      $    5,139
  Net realized gain (loss) on investments.......     (750,139)      113,420      15,877                 120,973             269
  Net unrealized gain (loss) on investments.....      226,878      (603,901)     96,423                (264,073)        194,619
                                                  -----------    ----------    --------              ----------      ----------
     Net increase (decrease) in net assets
       resulting from operations................     (540,160)     (498,225)    111,673                (109,381)        200,027
  Net deposits into (withdrawals from) Separate
     Account....................................     (892,667)    4,462,190     482,575               3,625,595       2,683,676
                                                  -----------    ----------    --------              ----------      ----------
     Increase (decrease) in net assets..........   (1,432,827)    3,963,965     594,248               3,516,214       2,883,703
  Net assets, beginning of period...............    4,561,402       597,437       3,189               2,883,703              --
                                                  -----------    ----------    --------              ----------      ----------
  Net assets, end of period.....................  $ 3,128,575    $4,561,402    $597,437              $6,399,917      $2,883,703
                                                  ===========    ==========    ========              ==========      ==========

---------------
* For Period April 10, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
         YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED BELOW

                                           LARGE CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH
                                             FUND DIVISION                     FUND DIVISION                    FUND DIVISION
                                        -----------------------            ---------------------            ---------------------
                                           2001        2000*                  2001       2000*                 2001       2000*
                                        ----------   ----------            ----------   --------            ----------   --------
Operations:
  Net investment income (expense).....  $  (17,086)  $   (5,429)           $    1,673   $    771            $   (5,267)  $ (1,240)
  Net realized gain (loss) on
     investments......................    (273,188)      (1,016)              181,816     10,023               (43,461)       336
  Net unrealized gain (loss) on
     investments......................    (454,976)    (431,299)               50,440     28,138              (130,145)   (40,036)
                                        ----------   ----------            ----------   --------            ----------   --------
     Net increase (decrease) in net
       assets resulting from
       operations.....................    (745,250)    (437,744)              233,929     38,932              (178,873)   (40,940)
  Net deposits into (withdrawals from)
     Separate Account.................   2,228,383    2,278,037             1,977,357    356,263             1,151,881    708,545
                                        ----------   ----------            ----------   --------            ----------   --------
     Increase (decrease) in net
       assets.........................   1,483,133    1,840,293             2,211,286    395,195               973,008    667,605
  Net assets, beginning of period.....   1,840,293           --               395,195         --               667,605         --
                                        ----------   ----------            ----------   --------            ----------   --------
  Net assets, end of period...........  $3,323,426   $1,840,293            $2,606,481   $395,195            $1,640,613   $667,605
                                        ==========   ==========            ==========   ========            ==========   ========

---------------
* For Period April 10, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
         YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED BELOW

                                    INTERNATIONAL EQUITY              EMERGING MARKETS EQUITY                CORE FIXED INCOME
                                        FUND DIVISION                      FUND DIVISION                       FUND DIVISION
                                   -----------------------            ------------------------            -----------------------
                                      2001        2000*                  2001         2000*                  2001        2000*
                                   ----------   ----------            -----------   ----------            ----------   ----------
Operations:
  Net investment income
     (expense)...................  $  (13,625)  $   13,956            $   (5,858)   $  (1,934)            $  524,914   $   62,739
  Net realized gain (loss) on
     investments.................    (150,854)      (5,118)              (71,561)      (4,309)                63,329          897
  Net unrealized gain (loss) on
     investments.................    (470,546)    (254,806)              (18,064)    (142,634)              (163,196)     137,043
                                   ----------   ----------            ----------    ---------             ----------   ----------
     Net increase (decrease) in
       net assets resulting from
       operations................    (635,025)    (245,968)              (95,483)    (148,877)               425,047      200,679
  Net deposits into (withdrawals
     from) Separate Account......   1,484,136    2,038,997               642,792      771,289              3,708,404    5,189,491
                                   ----------   ----------            ----------    ---------             ----------   ----------
     Increase (decrease) in net
       assets....................     849,111    1,793,029               547,309      622,412              4,133,451    5,390,170
  Net assets, beginning of
     period......................   1,793,029           --               622,412           --              5,390,170           --
                                   ----------   ----------            ----------    ---------             ----------   ----------
  Net assets, end of period......  $2,642,140   $1,793,029            $1,169,721    $ 622,412             $9,523,621   $5,390,170
                                   ==========   ==========            ==========    =========             ==========   ==========

---------------
* For Period April 10, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
         YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED BELOW

                                                                                         INTERNATIONAL FIXED INCOME
                                               HIGH YIELD BOND FUND DIVISION                    FUND DIVISION
                                               ------------------------------            ---------------------------
                                                    2001            2000*                    2001          2000*
                                               --------------    ------------            ------------   ------------
Operations:
  Net investment income (expense)............    $   66,486        $  7,072                $    797       $   (752)
  Net realized gain (loss) on investments....       (11,370)           (233)                  3,141           (876)
  Net unrealized gain (loss) on
     investments.............................       (45,518)        (13,421)                (48,543)        40,423
                                                 ----------        --------                --------       --------
     Net increase (decrease) in net assets
       resulting from operations.............         9,598          (6,582)                (44,605)        38,795
  Net deposits into (withdrawals from)
     Separate Account........................       757,090         391,584                 287,068        577,965
                                                 ----------        --------                --------       --------
     Increase (decrease) in net assets.......       766,688         385,002                 242,463        616,760
  Net assets, beginning of period............       385,002              --                 616,760             --
                                                 ----------        --------                --------       --------
  Net assets, end of period..................    $1,151,690        $385,002                $859,223       $616,760
                                                 ==========        ========                ========       ========

                                               EMERGING MARKETS DEBT
                                                   FUND DIVISION
                                               ---------------------
                                                 2001        2000*
                                               ---------   ---------
Operations:
  Net investment income (expense)............  $ 23,066    $ 13,003
  Net realized gain (loss) on investments....       109       2,540
  Net unrealized gain (loss) on
     investments.............................     3,104     (10,850)
                                               --------    --------
     Net increase (decrease) in net assets
       resulting from operations.............    26,279       4,693
  Net deposits into (withdrawals from)
     Separate Account........................    73,054     179,999
                                               --------    --------
     Increase (decrease) in net assets.......    99,333     184,692
  Net assets, beginning of period............   184,692          --
                                               --------    --------
  Net assets, end of period..................  $284,025    $184,692
                                               ========    ========

---------------
* For Period April 10, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
         YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED BELOW

                                                                       T. ROWE PRICE LARGE CAP            T. ROWE PRICE SMALL CAP
                                JANUS MID-CAP FUND DIVISION             GROWTH FUND DIVISION               GROWTH FUND DIVISION
                                ---------------------------            -----------------------            -----------------------
                                    2001          2000*                   2001        2000*                  2001         2000*
                                ------------   ------------            ----------   ----------            -----------   ---------
Operations:
  Net investment income
     (expense)................  $   (23,470)   $    (8,532)            $   (5,068)  $   (1,638)           $   (7,035)   $   (884)
  Net realized gain (loss) on
     investments..............     (890,046)       189,409               (263,770)      44,518               (80,388)     (2,971)
  Net unrealized gain (loss)
     on investments...........     (721,324)    (1,114,808)               205,475     (120,834)              (35,496)    (36,551)
                                -----------    -----------             ----------   ----------            ----------    --------
     Net increase (decrease)
       in net assets resulting
       from operations........   (1,634,840)      (933,931)               (63,363)     (77,954)             (122,919)    (40,406)
  Net deposits into
     (withdrawals from)
     Separate Account.........    2,232,468      4,280,330              1,192,679    1,146,062               777,186     665,711
                                -----------    -----------             ----------   ----------            ----------    --------
     Increase (decrease) in
       net assets.............      597,628      3,346,399              1,129,316    1,068,108               654,267     625,305
  Net assets, beginning of
     period...................    3,346,399             --              1,068,108           --               625,305          --
                                -----------    -----------             ----------   ----------            ----------    --------
  Net assets, end of period...  $ 3,944,027    $ 3,346,399             $2,197,424   $1,068,108            $1,279,572    $625,305
                                ===========    ===========             ==========   ==========            ==========    ========

---------------
* For Period May 1, 2000 (inception) to December 31, 2000

              See accompanying notes to the financial statements.

                        GENERAL AMERICAN ACCOUNT ELEVEN

                       STATEMENT OF CHANGES IN NET ASSETS
         YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED BELOW

                                                                                                     HARRIS OAKMARK
                                      ALGER EQUITY GROWTH SERIES            JANUS GROWTH                MID-CAP
                                            FUND DIVISION                   FUND DIVISION            FUND DIVISION
                                      --------------------------            -------------            --------------
                                         2001           2000*                  2001**                    2001**
                                      -----------    -----------            -------------            --------------
Operations:
  Net investment income (expense)...  $   (5,594)    $   (3,827)               $  (110)                $     (191)
  Net realized gain (loss) on
     investments....................    (496,412)        12,639                   (922)                    10,815
  Net unrealized gain (loss) on
     investments....................     152,082       (261,796)                (1,402)                    80,364
                                      ----------     ----------                -------                 ----------
     Net increase (decrease) in net
       assets resulting from
       operations...................    (349,924)      (252,984)                (2,434)                    90,988
  Net deposits into (withdrawals
     from) Separate Account.........    (550,407)     1,986,230                 71,994                  1,209,852
                                      ----------     ----------                -------                 ----------
     Increase (decrease) in net
       assets.......................    (900,331)     1,733,246                 69,560                  1,300,840
  Net assets, beginning of
     period.........................   1,733,246             --                     --                         --
                                      ----------     ----------                -------                 ----------
Net assets, end of period...........  $  832,915     $1,733,246                $69,560                 $1,300,840
                                      ==========     ==========                =======                 ==========


                                      PIMCO INNOVATIONS
                                        FUND DIVISION
                                      -----------------
                                           2001**
                                      -----------------
Operations:
  Net investment income (expense)...       $   (26)
  Net realized gain (loss) on
     investments....................           388
  Net unrealized gain (loss) on
     investments....................         2,087
                                           -------
     Net increase (decrease) in net
       assets resulting from
       operations...................         2,449
  Net deposits into (withdrawals
     from) Separate Account.........        12,941
                                           -------
     Increase (decrease) in net
       assets.......................        15,390
  Net assets, beginning of
     period.........................            --
                                           -------
Net assets, end of period...........       $15,390
                                           =======

---------------
 * For Period May 1, 2000 (inception) to December 31, 2000

** For Period May 1, 2001 (inception) to December 31, 2001

              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

NOTE 1--ORGANIZATION

     General American Separate Account Eleven (the Separate Account) commenced operations on September 15, 1987 and is registered under the Investment Company Act of 1940 (1940 Act) as a unit investment trust. The Separate Account offers seven products: Variable Universal Life (VUL-95), Variable General Select Plus
(VGSP), Variable Universal Life (VUL-100), Russell Variable Universal Life (Russell VUL), Variable Universal Life (VUL-2000), Joint and Survivor Universal Life (JSVUL-2000), and Destiny that receive and invest net premiums for flexible premium variable life insurance policies that are issued by General American Life Insurance Company (General American). The Separate Account is divided into forty-two Fund Divisions. Each Fund Division invests exclusively in shares of a single Fund of either General American Capital Company, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Van Eck Worldwide Insurance Trust, Russell Insurance Funds, American Century Variable Portfolios, Inc., J.P. Morgan Series Trust II, SEI Insurance Products Trust, Metropolitan Series Fund, Metlife Investors Series Trust, or New England Zenith Fund which are open-end, diversified management companies. The Funds of the General American Capital Company, sponsored by General American, are the S & P 500 Index (formerly Equity Index), Money Market, Bond Index, Managed Equity, Asset Allocation, International Index (formerly International Equity), Mid-Cap Equity (formerly Special Equity), and the Small-Cap Equity Fund Divisions. The Funds of the Variable Insurance Products Fund, managed by Fidelity Management & Research Company, are the Equity Income, Growth, Overseas, High Income, and the Mid Cap Fund Divisions. The Fund of the Variable Insurance Products Fund II, managed by Fidelity Management and Research Company is the Asset Manager Fund. The Funds of the Van Eck Worldwide Insurance Trust, managed by Van Eck Associates Corporation, are the Worldwide Hard Assets (formerly Gold and Natural Resources) and the Worldwide Emerging Markets Fund Divisions. The Funds of the Russell Variable Insurance Product, managed by Frank Russell Investment Management Company are the Multi-Style Equity, Core Bond, Aggressive Equity, and Non-US Fund Divisions. The Funds of the American Century Variable Portfolios, Inc. managed by American Century Investments are the Income & Growth, International, and Value Fund Divisions. The Funds of the J.P. Morgan Trust II, managed by J.P. Morgan Investment Management, Inc. are the Bond Portfolio and Small Company Portfolio Fund Divisions. The Funds of the SEI Insurance Products Trust, managed by SEI Investments Management Company are the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, International Equity, Emerging Markets Equity, Core Fixed Income, High Yield Bond, International Fixed Income, and Emerging Markets Debt Fund Divisions. The Funds of the Metropolitan Series Fund, managed by Metropolitan Life Insurance Company are the Janus Mid-Cap, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, and Janus Growth Fund Divisions. The Fund of the Metlife Investors Series, managed by Metropolitan Life Insurance Company is PIMCO Innovations Fund Division. The Funds of the New England Zenith Fund sponsored by New England Investment Management, Inc. are the Alger Equity Growth Series and Harris Oakmark Mid-Cap Fund Divisions. Policyholders have the option of directing their premium payments into one or all of the Funds as well as into the general account of General American, which is not generally subject to regulation under the Securities Act of 1933 or the 1940 Act and which is not part of the Separate Account.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A.  INVESTMENTS

     The Separate Accounts' investments in the forty-two Fund Divisions are valued daily based on the net asset values of the respective Fund shares held as reported to General American by General American Capital Company, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Van Eck Worldwide

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

Insurance Trust, Russell Insurance Funds, American Century Portfolios, J.P. Morgan Series Trust II, SEI Insurance Products Trust, Metropolitan Series Fund, Inc., Metlife Investors Series Trust, and New England Zenith Fund.

     For the period May 12, 2001 through December 31, 2001, the average cost method was used in determining the cost of shares sold on withdrawals by the Separate Account. For the period January 1, 2001 through May 11, 2001 and the years ended December 31, 2000 and 1999, the first-in, first-out method was used in determining the cost of shares sold on withdrawals by each of the Fund Divisions of the Separate Account. Share transactions are recorded on the trade date, which is the same as the settlement date.

  B.  FEDERAL INCOME TAXES

     General American is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the Code). Since the Fund Divisions of the Separate Account are not separate entities from General American, and their operations form a part of General American, they will not be taxed separately as a regulated investment company under sub-chapter M of the Code. Under existing federal income tax law, investment income of the Fund Divisions, to the extent it is applied to increase reserves under a contract, is not taxed and may be compounded for reinvestment without additional tax to General American.

  C.  DISTRIBUTION OF INCOME AND REALIZED CAPITAL GAINS

     For the years ended December 31, 1999 and December 31, 2000, each of the Fund Divisions of the Separate Account followed the federal income tax practice known as consent dividending for the funds of the General American Capital Company, whereby substantially all of the net investment income and realized gains are deemed to be passed through to the respective Fund Divisions of the Separate Account. As a result, the cost basis in each of the Fund Divisions of the Separate Account is increased and a corresponding capital gain is recognized. This adjustment has no impact on the net assets of the Fund Divisions.

     For the year ended December 31, 2001, the funds of the General American Capital Company and for each of the years in the two year period then ended the Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Van Eck Worldwide Insurance Trust, Russell Insurance Funds, American Century Variable Portfolios, J.P. Morgan Series Trust II, SEI Insurance Products Trust, Metropolitan Series Fund, Inc., Metlife Investors Series Trust and New England Zenith Fund intend to pay out all of their net investment income and net realized capital gains each year. Dividends from the funds are distributed at least annually on a per share basis and are recorded on the ex dividend date. Normally, net realized capital gains, if any, are distributed each year for each fund. Such income and capital gain distributions are automatically reinvested in additional shares of the funds.

  D.  USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3--POLICY CHARGES

     Charges are deducted from premiums and paid to General American for providing the insurance benefits set forth in the contracts and any additional benefits added by rider, administering the policies, reimbursement of expenses incurred in distributing the policies, and assuming certain risks in connection with the policies.

     Prior to the allocation of net premiums among General American's general account and the Fund Divisions of the Separate Account, premium payments are reduced by premium expense charges, which consist of a sales charge and a charge for premium taxes. The premium payment, less the premium expense charge, equals the net premium.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

     Sales Charge: A sales charge equal to 6% is deducted from each VUL-95 premium paid. A sales charge of 5% in years one through ten and 2.25% thereafter is deducted from each VGSP premium paid. A maximum sales charge of 5% in years one through ten and a maximum 2.25% thereafter based on initial deposit is deducted from each Russell VUL premium paid. A sales charge equal to 15% up to the target premium and 5% on the excess in the first policy year is deducted from each VUL-2000 and JSVUL-2000 premium paid. The sales charge is 5% on all premiums in policy years two to twelve, and 2% on all premiums in policy years eleven or later. This charge is deducted to partially reimburse General American for expenses incurred in distributing the policy and any additional benefits provided by rider. No sales charge is deducted from VUL-100 premiums. A sales charge of 5% of each premium payment will be deducted from each Frank Russell premium payment in the policy years one through ten and 2.25% in policy years past year ten. Destiny has no sales charge.

     Premium Taxes: Various state and political subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. A deduction of 2% of each VUL-95 premium, 2.5% of each VGSP premium, 2.10% of each VUL-100 premium, 2.5% of each Russell VUL premium, and each Frank Russell premium, up to 3.55% for each Destiny premium, and the actual tax rate for VUL-2000 and JSVUL-2000 is made from each premium payment for these taxes. In addition, a 1.25% deduction is taken from VUL-100 premiums and a 1.3% deduction is taken from VUL-2000 and JSVUL-2000 to cover the company's Federal income tax costs attributable to the amount of premium received.

     Charges are deducted monthly from the cash value of each policy to compensate General American for (a) certain administrative costs; (b) insurance underwriting and acquisition expenses in connection with issuing a policy; (c) the cost of insurance, and (d) the cost of optional benefits added by rider.

     Administrative Charge: General American has responsibility for the administration of the policies and the Separate Account. As reimbursement for administrative expenses related to the maintenance of each policy and the Separate Account, General American assesses a monthly administrative charge against each policy. This charge is $10 per month for a standard policy and $12 per month for a pension policy during the first 12 policy months and $4 (standard) and $6 (pension) per month for all policy months beyond the 12th for VUL-95 contracts. The charge is $4 per month for VGSP, Russell VUL and Frank Russell contracts. The charge is $13 per month during the first 12 policy months and $6 per month thereafter for VUL-100 contracts. The charge is $25 per month in the first policy year and $6 per month in each subsequent policy year for VUL-2000 and JSVUL-2000 contracts. The company assesses an initial policy charge of $800 for Destiny premiums. This amount is deducted from the cash value as soon as the policy is issued and the initial premium is made.

     Insurance Underwriting and Acquisition Expense Charge: An additional administrative charge is deducted from the policy cash value for VUL-95 as part of the monthly deduction during the first 12 policy months and for the first 12 policy months following an increase in the face amount. The charge is $0.08 per month for each $1,000 in policy coverage. For VUL-100, the charge during the first 12 policy months is $0.16 per month for each $1,000 in policy coverage, and in all policy years thereafter, the charge is $0.01 per month for each $1,000 in policy coverage. For VUL-2000 and JSVUL-2000, there is a charge per $1,000 of face amount, determined by age, sex, and smoker class, payable for ten years following the policy issue or an increase in the face amount. No charge is deducted from Frank Russell and Destiny premiums.

     Cost of Insurance: The cost of insurance is deducted on each monthly anniversary date for the following policy month. Because the cost of insurance depends upon a number of variables, the cost varies for each policy month. The cost of insurance is determined separately for the initial face amount and for any subsequent increases in face amount. General American determines the monthly cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk for each policy month.

     Optional Rider Benefits Charge: This monthly deduction includes charges for any additional benefits provided by rider.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

     Contingent Deferred Sales Charge: During the first ten policy years for VUL-95, VGSP, Russell VUL, Frank Russell and Destiny, and the first fifteen years for VUL-100, General American also assesses a charge upon surrender or lapse of a policy, a requested decrease in face amount, or a partial withdrawal that causes the face amount to decrease. The amount of the charge assessed depends on a number of factors, including whether the event is a full surrender or lapse or only a decrease in face amount, the amount of premiums received to date by General American, and the policy year in which the surrender or other event takes place.

     For VUL-2000 and JSVUL-2000, the charge is based on the annual target premium, rather than the premiums actually received by General American.

     Mortality and Expense Charge: In addition to the above charges, a daily charge is made at the separate account level for the mortality and expense risks assumed by General American. General American deducts a daily charge from the Fund Division of the Separate Account at the rate of .002319% for VUL-95, ..0019111% for VGSP, .002455% for VUL-100, .0015027% for VUL-2000 and JSVUL-2000,
..0019111% for Frank Russell and .0020471% for Destiny of the net assets of each division of the Separate Account, which equals an annual rate of .85%, .70%, ..90%, .50%, .55%, 55%, .70%, and .75% for VUL-95, VGSP, VUL-100, VUL, VUL 98,
and JSVUL-2000, respectively. VUL-95, VGSP, VUL-100, VUL-2000, JSVUL-2000, Frank Russell, and Destiny mortality and expense charges for 2001 were $490,185, $560,432, $571,946, $438,322, $53,884, $12,614, and $0 respectively. The mortality risk assumed by General American is the risk that those insured may die sooner than anticipated and therefore, that General American will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policy will exceed the amounts realized from the administrative charges assessed against the policy.

NOTE 4--INVESTMENT OBJECTIVES, MANAGER CHANGES AND NEW DIVISIONS

     Effective April 30, 1998, the four divisions of the Frank Russell funds became available for VUL-95 and VUL 100.

     On September 15, 1998, six new divisions and two new products--VUL-2000 and JSVUL-2000--were added to Separate Account Eleven. Three of the new divisions are the Income & Growth Fund, the International Fund, and the Value Fund. The underlying funds in these divisions are offered by American Century Variable Portfolios and managed by American Century Investments. Two of the new divisions are the Bond Portfolio Fund and the Small Company Portfolio Fund. The underlying funds in these divisions are offered by J.P. Morgan Trust II and managed by J.P. Morgan Investment Management, Inc. The Worldwide Emerging Markets Fund Division is offered by Van Eck World Wide Insurance Trust and managed by Van Eck Associates Corporation. The investment objectives of each of these new divisions are as follows:

          Income & Growth Fund--To provide dividend growth, current income and capital appreciation by investing in common stocks.

          International Fund--To provide capital growth by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation.

          Value Fund--To provide long-term capital growth by investing in securities that management believes to be undervalued at the time of purchase.

          Bond Portfolio Fund--To provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

          Small Company Portfolio Fund--To provide a high total return from a portfolio of equity securities of small companies.

          Worldwide Emerging Markets Fund--To provide long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

     Effective April 30, 1999, the three divisions of the American Century funds, the two divisions of the J.P. Morgan funds, and the Worldwide Emerging Markets Division offered by Van Eck Associates became available for VUL-95, VGSP, and VUL-100.

     Effective April 10, 2000, ten new divisions were added to Separate Account Eleven. The new divisions are the Large Cap Value Fund, Large Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Bond Fund, International Fixed Income Fund, and Emerging Markets Debt Fund. The underlying funds in these divisions are offered by SEI Insurance Products Trust and managed by SEI Investments Management Company. The investment objectives of each of these new divisions are as follows:

          Large Cap Value Fund--To provide capital appreciation by investing in large cap U.S. common stocks.

          Large Cap Growth Fund--To provide long-term growth and income by investing in large cap income-producing U.S. common stocks.

          Small Cap Value Fund--To provide capital appreciation by investing in common stock of smaller U.S. companies.

          Small Cap Growth Fund--To provide long-term capital appreciation by investing in common stock of smaller U.S. companies.

          International Equity--To provide capital appreciation by investing in equity securities of foreign companies.

          Emerging Markets Equity Fund--To provide capital appreciation by investing in equity securities of emerging markets companies.

          Core Fixed Income Fund--To provide current income and preservation of capital by investing in investment grade U.S. fixed income securities.

          High Yield Bond Fund--To provide total return by investing in high yield, high risk securities.

          International Fixed Income Fund--To provide capital appreciation and current income by investing in investment grade fixed income securities of foreign government and corporate issuers.

          Emerging Markets Debt Fund--To provide total return by investing U.S. dollar denominated debt in securities of emerging market issuers.

     Effective May 1, 2000, five new divisions were added to Separate Account Eleven. The Mid Cap Portfolio is offered by Fidelity Investments Variable Insurance Products Fund and managed by Fidelity Management and Research Company. Three of the new divisions are the Janus Mid-Cap Portfolio, T. Rowe Price Large Cap Growth Portfolio, and T. Rowe Price Small Cap Growth Portfolio. The underlying funds in these divisions are offered by Metropolitan Series Fund, Inc. and managed by Metropolitan Life Insurance Company. The Alger Equity Growth Series is offered by New England Zenith Fund and managed by New England Investment Management, Inc. The investment objectives of each of these new divisions are as follows:

          Mid Cap Portfolio--To provide long-term growth by investing in common stocks of medium capitalization companies.

          Janus Mid-Cap Portfolio--To provide long-term growth by investing in common stocks of medium capitalization companies.

          T. Rowe Price Large Cap Growth Portfolio--To provide long-term growth and income by investing in large capitalization growth companies.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

          T. Rowe Price Small Cap Growth Portfolio--To provide long-term growth by investing in small capitalization companies.

          Alger Equity Growth Series--To provide growth by investing in growth stocks.

     Effective October 1, 2000, two new products--Destiny and Frank Russell--were added to Separate Account Eleven. These products were made available in all fund divisions.

     Effective May 1, 2001, three new divisions were added to Separate Account Eleven. The Janus Growth is offered by Metropolitan Series Fund, Inc. and managed by Metropolitan Life Insurance Company. PIMCO Innovations is offered by Metlife Investors Series Trust Fund and is managed by Metropolitan Life Insurance Company. Harris Oakmark Mid-Cap is offered by New England Zenith Fund and is managed by New England Investment Management, Inc. The investment objectives of each of these new divisions are as follows:

          Janus Growth Fund--To provide long-term capital growth and current income by investing in equity securities.

          PIMCO Innovations Fund--To provide capital appreciation by investing in companies which utilize new, creative or different, or innovative technology.

          Harris Oakmark Mid Cap Fund--To provide long-term capital appreciation by investing in equity securities priced significantly below what is believed to be the true business value.

NOTE 5--PURCHASES AND SALES

     During the year ended December 31, 2001, purchases including net realized gain and income from distribution and proceeds from sales of General American Capital Company shares were as follows:

                                      S & P 500       MONEY         BOND        MANAGED
                                     INDEX FUND    MARKET FUND   INDEX FUND   EQUITY FUND
                                     -----------   -----------   ----------   -----------
Purchases..........................  $21,384,709   $68,191,642   $3,084,295   $1,613,963
                                     ===========   ===========   ==========   ==========
Sales..............................  $ 3,949,387   $41,309,354   $2,299,562   $  882,504
                                     ===========   ===========   ==========   ==========

                                          ASSET                                    SMALL-CAP
                                       ALLOCATION    INTERNATIONAL     MID-CAP      EQUITY
                                          FUND        INDEX FUND     EQUITY FUND     FUND
                                       -----------   -------------   -----------   ---------
Purchases............................  $ 5,737,717    $1,164,947     $1,692,469    $987,018
                                       ===========    ==========     ==========    ========
Sales................................  $11,733,005    $1,040,992     $1,031,798    $477,289
                                       ===========    ==========     ==========    ========

     During the year ended December 31, 2001, purchases (including dividend reinvestment) and proceeds from sales of Variable Insurance Products Fund Shares were as follows:

                           EQUITY                                       HIGH        MID CAP
                         INCOME FUND   GROWTH FUND   OVERSEAS FUND   INCOME FUND   PORTFOLIO
                         -----------   -----------   -------------   -----------   ----------
Purchases..............  $5,877,942    $11,847,975    $4,001,763     $2,788,744    $2,158,634
                         ==========    ===========    ==========     ==========    ==========
Sales..................  $3,027,351    $ 6,024,905    $2,402,497     $  987,599    $  880,846
                         ==========    ===========    ==========     ==========    ==========

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

     During the year ended December 31, 2001, purchases (including dividend reinvestment) and proceeds from sales of Variable Insurance Products Fund II shares were as follows:

                                                  ASSET MANAGER
                                                      FUND
                                                  -------------
Purchases......................................    $1,285,505
                                                   ==========
Sales..........................................    $  620,882
                                                   ==========

     During the year ended December 31, 2001, purchases (including dividend reinvestment) and proceeds from sales of Van Eck Worldwide Insurance Trust shares were as follows:

                                                         WORLDWIDE     WORLDWIDE
                                                        HARD ASSETS     EMERGING
                                                           FUND       MARKETS FUND
                                                        -----------   ------------
Purchases.............................................   $112,364      $  819,379
                                                         ========      ==========
Sales.................................................   $ 68,558      $1,356,220
                                                         ========      ==========

     During the year ended December 31, 2001, purchases (including dividend reinvestment) and proceeds from sales of Russell Insurance Funds shares were as follows:

                                          MULTI-STYLE   CORE BOND   AGGRESSIVE     NON-US
                                          EQUITY FUND     FUND      EQUITY FUND     FUND
                                          -----------   ---------   -----------   --------
Purchases...............................  $1,182,353    $617,884    $  436,358    $350,693
                                          ==========    ========    ==========    ========
Sales...................................  $2,086,963    $564,499    $1,432,741    $372,359
                                          ==========    ========    ==========    ========

     During the year ended December 31, 2001, purchases (including dividend reinvestment) and proceeds from sales of American Century Variable Portfolios shares were as follows:

                                                    INCOME &     INTERNATIONAL
                                                   GROWTH FUND       FUND        VALUE FUND
                                                   -----------   -------------   ----------
Purchases........................................  $1,272,796     $2,539,671     $1,400,047
                                                   ==========     ==========     ==========
Sales............................................  $1,132,981     $1,509,049     $1,369,130
                                                   ==========     ==========     ==========

     During the year ended December 31, 2001, purchases (including dividend reinvestment) and proceeds from sales of J.P. Morgan Series Trust II shares were as follows:

                                                     BOND PORTFOLIO   SMALL COMPANY
                                                          FUND        PORTFOLIO FUND
                                                     --------------   --------------
Purchases..........................................     $545,018        $1,661,529
                                                        ========        ==========
Sales..............................................     $569,923        $2,565,975
                                                        ========        ==========

     During the year ended December 31, 2001, purchases (including dividend reinvestment) and proceeds from sales of SEI Insurance Products Trust were as follows:

                                LARGE CAP     LARGE CAP    SMALL CAP     SMALL CAP    INTERNATIONAL
                                VALUE FUND   GROWTH FUND   VALUE FUND   GROWTH FUND    EQUITY FUND
                                ----------   -----------   ----------   -----------   -------------
Purchases.....................  $4,450,138   $2,717,426    $2,359,058   $1,439,901     $1,857,743
                                ==========   ==========    ==========   ==========     ==========
Sales.........................  $  713,588   $  529,495    $  218,490   $  298,202     $  386,035
                                ==========   ==========    ==========   ==========     ==========

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                                  EMERGING                                 INTERNATIONAL     EMERGING
                               MARKETS EQUITY   CORE FIXED    HIGH YIELD   FIXED INCOME    MARKETS DEBT
                                    FUND        INCOME FUND   BOND FUND        FUND            FUND
                               --------------   -----------   ----------   -------------   ------------
Purchases....................     $821,740      $6,101,871    $1,008,573     $449,982        $119,093
                                  ========      ==========    ==========     ========        ========
Sales........................     $194,266      $1,844,134    $  181,717     $162,465        $ 23,051
                                  ========      ==========    ==========     ========        ========

     During the year ended December 31, 2001, purchases (including dividend reinvestment) and proceeds from sales of Metropolitan Series Fund, Inc. were as follows:

                                                T. ROWE PRICE      T. ROWE PRICE         MAY 1 TO
                               JANUS MID-CAP      LARGE CAP          SMALL CAP       DECEMBER 31, 2001
                                 PORTFOLIO     GROWTH PORTFOLIO   GROWTH PORTFOLIO   JANUS GROWTH FUND
                               -------------   ----------------   ----------------   -----------------
Purchases....................   $3,260,648        $2,093,224         $1,239,567           $70,120
                                ==========        ==========         ==========           =======
Sales........................   $1,061,623        $  911,344         $  468,590           $12,008
                                ==========        ==========         ==========           =======

     During the year ended December 31, 2001, purchases (including dividend reinvestment) and proceeds from sales of New England Zenith Fund were as follows:

                                                                       MAY 1 TO
                                                                   DECEMBER 31, 2001
                                                   ALGER EQUITY     HARRIS OAKMARK
                                                   GROWTH SERIES     MID-CAP FUND
                                                   -------------   -----------------
Purchases........................................   $  945,129        $1,371,742
                                                    ==========        ==========
Sales............................................   $1,643,854        $  167,528
                                                    ==========        ==========

     During the period ended December 31, 2001, purchases (including dividend reinvestment) and proceeds from sales of Metlife Investors Series Trust Fund were as follows:

                                                   MAY 1 TO
                                               DECEMBER 31, 2001
                                               PIMCO INNOVATIONS
                                               -----------------
Purchases....................................       $12,802
                                                    =======
Sales........................................       $ 5,086
                                                    =======

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                       GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                                 FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                                                   ------------------------------------------------------------------------------
                                                     S & P 500 INDEX FUND DIVISION               MONEY MARKET FUND DIVISION
                                                   ----------------------------------      --------------------------------------
                                                     2001         2000         1999           2001          2000          1999
                                                   ---------    ---------    --------      ----------    ----------    ----------
VARIABLE UNIVERSAL LIFE--95
  Deposits.......................................     41,545       33,287      40,318         432,967        11,813        56,074
  Withdrawals....................................    (33,935)     (61,937)    (51,800)       (431,710)      (44,926)      (31,779)
  Outstanding units, beginning of year...........    204,824      233,474     244,956          34,978        68,091        43,796
                                                   ---------    ---------    --------      ----------    ----------    ----------
  Outstanding units, end of year.................    212,434      204,824     233,474          36,235        34,978        68,091
                                                   =========    =========    ========      ==========    ==========    ==========
VARIABLE GENERAL SELECT PLUS
  Deposits.......................................    114,637      184,201     143,955         115,257       161,565       636,987
  Withdrawals....................................    (90,302)    (148,584)   (105,975)        (66,151)     (265,969)     (500,114)
  Outstanding units, beginning of year...........    579,901      544,284     506,304         204,793       309,197       172,324
                                                   ---------    ---------    --------      ----------    ----------    ----------
  Outstanding units, end of year.................    604,236      579,901     544,284         253,899       204,793       309,197
                                                   =========    =========    ========      ==========    ==========    ==========
VARIABLE UNIVERSAL LIFE--100
  Deposits.......................................    160,125      142,514     195,193          39,286        70,296       343,675
  Withdrawals....................................   (103,579)    (112,424)   (130,533)        (48,703)     (106,128)     (400,299)
  Outstanding units, beginning of year...........    681,804      651,714     587,054          74,140       109,972       166,596
                                                   ---------    ---------    --------      ----------    ----------    ----------
  Outstanding units, end of year.................    738,351      681,804     651,714          64,723        74,140       109,972
                                                   =========    =========    ========      ==========    ==========    ==========
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits.......................................         --           --          --              --            --            --
  Withdrawals....................................         --           --          --              --            --            --
  Outstanding units, beginning of year...........         --           --          --              --            --            --
                                                   ---------    ---------    --------      ----------    ----------    ----------
  Outstanding units, end of year.................         --           --          --              --            --            --
                                                   =========    =========    ========      ==========    ==========    ==========
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits.......................................  1,597,644      930,635     493,771       7,816,632     2,862,494     1,665,714
  Withdrawals....................................   (491,929)    (320,877)    (59,617)     (6,076,407)   (2,445,139)   (1,553,256)
  Outstanding units, beginning of year...........  1,055,844      446,086      11,932         679,250       261,895       149,437
                                                   ---------    ---------    --------      ----------    ----------    ----------
  Outstanding units, end of year.................  2,161,559    1,055,844     446,086       2,419,475       679,250       261,895
                                                   =========    =========    ========      ==========    ==========    ==========
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits.......................................    271,233      114,497      93,119         902,465       206,688       206,783
  Withdrawals....................................    (52,190)     (42,669)    (23,926)       (441,273)     (167,356)     (195,215)
  Outstanding units, beginning of year...........    141,124       69,296         103          74,762        35,430        23,862
                                                   ---------    ---------    --------      ----------    ----------    ----------
  Outstanding units, end of year.................    360,167      141,124      69,296         535,954        74,762        35,430
                                                   =========    =========    ========      ==========    ==========    ==========
DESTINY
  Deposits.......................................     17,850       96,990          --         196,711       106,857            --
  Withdrawals....................................    (87,174)      (4,877)         --        (131,510)      (56,407)           --
  Outstanding units, beginning of year...........     92,113           --          --          50,450            --            --
                                                   ---------    ---------    --------      ----------    ----------    ----------
  Outstanding units, end of year.................     22,789       92,113          --         115,651        50,450            --
                                                   =========    =========    ========      ==========    ==========    ==========

NOTE 6--ACCUMULATION UNIT ACTIVITY:

     The following is a summary of the accumulation unit activity:

                                                          GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                                     FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                                                          -----------------------------------------------------------------------
                                                              BOND INDEX FUND DIVISION             MANAGED EQUITY FUND DIVISION
                                                          ---------------------------------      --------------------------------
                                                            2001         2000        1999          2001        2000        1999
                                                          ---------    --------    --------      --------    --------    --------
VARIABLE UNIVERSAL LIFE--95
  Deposits..............................................    18,074      14,182      19,306        11,030      13,741      12,253
  Withdrawals...........................................   (14,577)    (41,347)    (14,321)      (14,675)    (23,918)    (14,768)
  Outstanding units, beginning of year..................    87,768     114,933     109,948        83,342      93,519      96,034
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................    91,265      87,768     114,933        79,697      83,342      93,519
                                                          ========     =======     =======       =======     =======     =======
VARIABLE GENERAL SELECT PLUS
  Deposits..............................................    52,922      52,544      23,730        30,593      11,021      11,280
  Withdrawals...........................................   (21,384)    (20,011)     (9,825)       (3,901)     (7,918)     (6,022)
  Outstanding units, beginning of year..................   117,239      84,706      70,801        49,411      46,308      41,050
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................   148,777     117,239      84,706        76,103      49,411      46,308
                                                          ========     =======     =======       =======     =======     =======
VARIABLE UNIVERSAL LIFE--100
  Deposits..............................................    21,227      22,020      63,648        19,387      22,745      34,949
  Withdrawals...........................................   (15,509)    (33,899)    (30,779)      (25,325)    (28,299)    (16,792)
  Outstanding units, beginning of year..................   134,573     146,452     113,583        81,393      86,947      68,790
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................   140,291     134,573     146,452        75,455      81,393      86,947
                                                          ========     =======     =======       =======     =======     =======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits..............................................        --          --          --            --          --          --
  Withdrawals...........................................        --          --          --            --          --          --
  Outstanding units, beginning of year..................        --          --          --            --          --          --
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................        --          --          --            --          --          --
                                                          ========     =======     =======       =======     =======     =======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits..............................................    97,811      60,429      65,154        33,684      21,711      23,377
  Withdrawals...........................................   (25,314)    (32,460)    (23,294)      (10,286)     (8,506)     (2,443)
  Outstanding units, beginning of year..................    70,382      42,413         553        34,853      21,648         714
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................   142,879      70,382      42,413        58,251      34,853      21,648
                                                          ========     =======     =======       =======     =======     =======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits..............................................    29,529       4,791       6,676         6,931       1,581       3,213
  Withdrawals...........................................   (10,554)       (982)       (270)       (1,182)     (2,240)       (169)
  Outstanding units, beginning of year..................    10,301       6,492          86         2,385       3,044          --
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................    29,276      10,301       6,492         8,134       2,385       3,044
                                                          ========     =======     =======       =======     =======     =======
DESTINY
  Deposits..............................................    94,635      82,617          --         8,915       4,305          --
  Withdrawals...........................................  (170,599)     (1,021)         --        (9,063)       (256)         --
  Outstanding units, beginning of year..................    81,596          --          --         4,049          --          --
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................     5,632      81,596          --         3,901       4,049          --
                                                          ========     =======     =======       =======     =======     =======

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                         GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                                   FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                                                       --------------------------------------------------------------------------
                                                        ASSET ALLOCATION FUND DIVISION         INTERNATIONAL INDEX FUND DIVISION
                                                       ---------------------------------      -----------------------------------
                                                         2001         2000        1999          2001         2000         1999
                                                       ---------    --------    --------      ---------    ---------    ---------
VARIABLE UNIVERSAL LIFE--95
  Deposits...........................................    27,369      27,538      36,270         20,700       22,272       24,166
  Withdrawals........................................  (219,186)    (31,239)    (37,511)       (31,436)     (62,842)     (30,239)
  Outstanding units, beginning of year...............   289,668     293,369     294,610        127,636      168,206      174,279
                                                       --------     -------     -------        -------      -------      -------
  Outstanding units, end of year.....................    97,851     289,668     293,369        116,900      127,636      168,206
                                                       ========     =======     =======        =======      =======      =======
VARIABLE GENERAL SELECT PLUS
  Deposits...........................................   165,159      12,758      62,080         16,153       17,446       15,664
  Withdrawals........................................  (145,314)    (19,909)    (56,513)       (12,452)     (18,512)     (11,959)
  Outstanding units, beginning of year...............    75,963      83,114      77,547         80,189       81,255       77,550
                                                       --------     -------     -------        -------      -------      -------
  Outstanding units, end of year.....................    95,808      75,963      83,114         83,890       80,189       81,255
                                                       ========     =======     =======        =======      =======      =======
VARIABLE UNIVERSAL LIFE--100
  Deposits...........................................    45,010      36,065      58,534         25,881       33,049       43,793
  Withdrawals........................................   (40,575)    (36,819)    (25,963)       (25,023)     (56,168)     (41,530)
  Outstanding units, beginning of year...............   120,170     120,924      88,353         96,222      119,341      117,078
                                                       --------     -------     -------        -------      -------      -------
  Outstanding units, end of year.....................   124,605     120,170     120,924         97,080       96,222      119,341
                                                       ========     =======     =======        =======      =======      =======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits...........................................        --          --          --             --           --           --
  Withdrawals........................................        --          --          --             --           --           --
  Outstanding units, beginning of year...............        --          --          --             --           --           --
                                                       --------     -------     -------        -------      -------      -------
  Outstanding units, end of year.....................        --          --          --             --           --           --
                                                       ========     =======     =======        =======      =======      =======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits...........................................   146,984      89,917      77,838         52,815       43,535       19,887
  Withdrawals........................................   (65,209)    (11,134)     (1,877)       (29,141)     (14,090)      (2,009)
  Outstanding units, beginning of year...............   155,767      76,984       1,023         48,016       18,571          693
                                                       --------     -------     -------        -------      -------      -------
  Outstanding units, end of year.....................   237,542     155,767      76,984         71,690       48,016       18,571
                                                       ========     =======     =======        =======      =======      =======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits...........................................     9,886       8,107      10,560         13,454        3,193        4,680
  Withdrawals........................................    (3,704)     (2,735)       (432)        (3,087)        (656)        (245)
  Outstanding units, beginning of year...............    15,500      10,128          --          7,053        4,516           81
                                                       --------     -------     -------        -------      -------      -------
  Outstanding units, end of year.....................    21,682      15,500      10,128         17,420        7,053        4,516
                                                       ========     =======     =======        =======      =======      =======
DESTINY
  Deposits...........................................        --      14,860          --            679       13,906           --
  Withdrawals........................................   (14,662)       (198)         --        (11,238)        (138)          --
  Outstanding units, beginning of year...............    14,662          --          --         13,768           --           --
                                                       --------     -------     -------        -------      -------      -------
  Outstanding units, end of year.....................        --      14,662          --          3,209       13,768           --
                                                       ========     =======     =======        =======      =======      =======

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                           GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                                     FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                                                           ----------------------------------------------------------------------
                                                             MID-CAP EQUITY FUND DIVISION         SMALL-CAP EQUITY FUND DIVISION
                                                           --------------------------------      --------------------------------
                                                             2001        2000        1999          2001        2000        1999
                                                           --------    --------    --------      --------    --------    --------
VARIABLE UNIVERSAL LIFE--95
  Deposits...............................................   21,842      19,886      23,187         5,516       9,136       8,482
  Withdrawals............................................  (29,249)    (70,742)    (35,782)       (7,820)    (22,364)     (7,148)
  Outstanding units, beginning of year...................  111,932     162,788     175,383        37,060      50,288      48,954
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................  104,525     111,932     162,788        34,756      37,060      50,288
                                                           =======     =======     =======       =======     =======     =======
VARIABLE GENERAL SELECT PLUS
  Deposits...............................................   27,097      27,434      23,177        16,462      46,994      45,417
  Withdrawals............................................  (33,852)    (19,303)    (31,804)       (7,236)    (39,981)    (23,263)
  Outstanding units, beginning of year...................  107,645      99,514     108,141       100,331      93,318      71,164
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................  100,890     107,645      99,514       109,557     100,331      93,318
                                                           =======     =======     =======       =======     =======     =======
VARIABLE UNIVERSAL LIFE--100
  Deposits...............................................   28,897      30,205      46,286        23,016      48,174      43,499
  Withdrawals............................................  (21,914)    (41,286)    (40,979)      (15,305)    (34,576)    (38,432)
  Outstanding units, beginning of year...................   81,968      93,049      87,742       101,470      87,872      82,805
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................   88,951      81,968      93,049       109,181     101,470      87,872
                                                           =======     =======     =======       =======     =======     =======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits...............................................       --          --          --            --          --          --
  Withdrawals............................................       --          --          --            --          --          --
  Outstanding units, beginning of year...................       --          --          --            --          --          --
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................       --          --          --            --          --          --
                                                           =======     =======     =======       =======     =======     =======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits...............................................  107,471      60,254      27,940        48,133      38,571      30,720
  Withdrawals............................................  (34,217)    (22,575)     (2,928)      (25,732)    (14,319)     (4,697)
  Outstanding units, beginning of year...................   63,263      25,584         572        50,894      26,642         619
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................  136,517      63,263      25,584        73,295      50,894      26,642
                                                           =======     =======     =======       =======     =======     =======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits...............................................   11,718       4,320       4,042        11,285       4,717       6,826
  Withdrawals............................................   (2,980)     (1,378)       (574)       (3,465)     (1,761)     (1,009)
  Outstanding units, beginning of year...................    6,573       3,631         163         8,936       5,980         163
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................   15,311       6,573       3,631        16,756       8,936       5,980
                                                           =======     =======     =======       =======     =======     =======
DESTINY
  Deposits...............................................       --          --          --         2,623       4,791          --
  Withdrawals............................................       --          --          --        (5,252)        (68)         --
  Outstanding units, beginning of year...................       --          --          --         4,723          --          --
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................       --          --          --         2,094       4,723          --
                                                           =======     =======     =======       =======     =======     =======

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                        GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                                   FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                                                      ---------------------------------------------------------------------------
                                                         EQUITY INCOME FUND DIVISION                 GROWTH FUND DIVISION
                                                      ---------------------------------      ------------------------------------
                                                        2001        2000         1999           2001         2000         1999
                                                      --------    ---------    --------      ----------    ---------    ---------
VARIABLE UNIVERSAL LIFE--95
  Deposits..........................................   37,247       42,664      54,849          51,499       55,269       58,832
  Withdrawals.......................................  (52,562)     (86,784)    (72,847)        (78,711)     (79,784)     (78,887)
  Outstanding units, beginning of year..............  242,123      286,243     304,241         360,808      385,323      405,378
                                                      -------     --------     -------       ---------     --------     --------
  Outstanding units, end of year....................  226,808      242,123     286,243         333,596      360,808      385,323
                                                      =======     ========     =======       =========     ========     ========
VARIABLE GENERAL SELECT PLUS
  Deposits..........................................   31,169       53,398      97,662          96,193      133,086      158,244
  Withdrawals.......................................  (49,757)    (126,253)    (67,788)       (105,920)    (117,476)     (93,901)
  Outstanding units, beginning of year..............  240,033      312,888     283,014         466,536      450,926      386,583
                                                      -------     --------     -------       ---------     --------     --------
  Outstanding units, end of year....................  221,445      240,033     312,888         456,809      466,536      450,926
                                                      =======     ========     =======       =========     ========     ========
VARIABLE UNIVERSAL LIFE--100
  Deposits..........................................   81,165       78,937      99,022         112,371      101,587      158,445
  Withdrawals.......................................  (57,328)     (89,636)    (79,710)       (104,154)    (117,214)    (109,918)
  Outstanding units, beginning of year..............  304,197      314,896     295,584         507,306      522,933      474,406
                                                      -------     --------     -------       ---------     --------     --------
  Outstanding units, end of year....................  328,034      304,197     314,896         515,523      507,306      522,933
                                                      =======     ========     =======       =========     ========     ========
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits..........................................       --           --          --              --           --           --
  Withdrawals.......................................       --           --          --              --           --           --
  Outstanding units, beginning of year..............       --           --          --              --           --           --
                                                      -------     --------     -------       ---------     --------     --------
  Outstanding units, end of year....................       --           --          --              --           --           --
                                                      =======     ========     =======       =========     ========     ========
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits..........................................  209,291      129,840     113,215         612,531      525,857      250,110
  Withdrawals.......................................  (61,041)     (45,464)     (8,208)       (259,507)     (89,563)     (21,492)
  Outstanding units, beginning of year..............  191,538      107,162       2,155         668,705      232,411        3,793
                                                      -------     --------     -------       ---------     --------     --------
  Outstanding units, end of year....................  339,788      191,538     107,162       1,021,729      668,705      232,411
                                                      =======     ========     =======       =========     ========     ========
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits..........................................   28,072       13,463      16,121          46,499       37,077       26,076
  Withdrawals.......................................   (6,170)      (2,579)       (856)        (13,874)      (6,264)      (1,917)
  Outstanding units, beginning of year..............   26,389       15,505         240          55,049       24,236           77
                                                      -------     --------     -------       ---------     --------     --------
  Outstanding units, end of year....................   48,291       26,389      15,505          87,674       55,049       24,236
                                                      =======     ========     =======       =========     ========     ========
DESTINY
  Deposits..........................................   36,016       38,872          --          71,724      249,784           --
  Withdrawals.......................................  (61,241)        (700)         --        (260,765)      (5,813)          --
  Outstanding units, beginning of year..............   38,172           --          --         243,971           --           --
                                                      -------     --------     -------       ---------     --------     --------
  Outstanding units, end of year....................   12,947       38,172          --          54,930      243,971           --
                                                      =======     ========     =======       =========     ========     ========

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                           GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                                     FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                                                           ----------------------------------------------------------------------
                                                                OVERSEAS FUND DIVISION             ASSET MANAGER FUND DIVISION
                                                           --------------------------------      --------------------------------
                                                             2001        2000        1999          2001        2000        1999
                                                           --------    --------    --------      --------    --------    --------
VARIABLE UNIVERSAL LIFE--95
  Deposits...............................................   28,669      28,844      32,130         3,106       2,383       6,173
  Withdrawals............................................  (93,219)    (61,068)    (38,877)       (4,153)     (1,813)     (4,532)
  Outstanding units, beginning of year...................  208,670     240,894     247,641        11,322      10,752       9,111
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................  144,120     208,670     240,894        10,275      11,322      10,752
                                                           =======     =======     =======       =======     =======     =======
VARIABLE GENERAL SELECT PLUS
  Deposits...............................................   47,916     137,425      50,014         3,341       3,850      14,236
  Withdrawals............................................  (32,161)    (63,984)    (24,381)       (3,808)     (2,687)     (4,489)
  Outstanding units, beginning of year...................  279,276     205,835     180,202        25,422      24,259      14,512
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................  295,031     279,276     205,835        24,955      25,422      24,259
                                                           =======     =======     =======       =======     =======     =======
VARIABLE UNIVERSAL LIFE--100
  Deposits...............................................   40,642      55,254      47,585        15,543      15,288      34,209
  Withdrawals............................................  (38,071)    (36,661)    (52,739)      (10,846)    (15,149)    (21,189)
  Outstanding units, beginning of year...................  149,364     130,771     135,925        63,960      63,821      50,801
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................  151,935     149,364     130,771        68,657      63,960      63,821
                                                           =======     =======     =======       =======     =======     =======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits...............................................       --          --          --            --          --          --
  Withdrawals............................................       --          --          --            --          --          --
  Outstanding units, beginning of year...................       --          --          --            --          --          --
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................       --          --          --            --          --          --
                                                           =======     =======     =======       =======     =======     =======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits...............................................   92,991     115,959      39,237        66,942      35,871      53,511
  Withdrawals............................................  (41,372)    (21,743)     (3,669)      (22,283)    (10,794)     (4,287)
  Outstanding units, beginning of year...................  130,367      36,151         583        74,936      49,859         635
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................  181,986     130,367      36,151       119,595      74,936      49,859
                                                           =======     =======     =======       =======     =======     =======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits...............................................    4,806       4,720       3,258        11,723       1,206         431
  Withdrawals............................................   (1,304)     (1,089)       (466)         (666)        (22)       (302)
  Outstanding units, beginning of year...................    6,586       2,955         163         1,313         129          --
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................   10,088       6,586       2,955        12,370       1,313         129
                                                           =======     =======     =======       =======     =======     =======
DESTINY
  Deposits...............................................   51,487      14,230          --            --      15,883          --
  Withdrawals............................................  (19,049)       (146)         --       (15,695)       (188)         --
  Outstanding units, beginning of year...................   14,084          --          --        15,695          --          --
                                                           -------     -------     -------       -------     -------     -------
  Outstanding units, end of year.........................   46,522      14,084          --            --      15,695          --
                                                           =======     =======     =======       =======     =======     =======

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                          GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                         FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999, EXCEPT AS NOTED BELOW
                                                         ------------------------------------------------------------------------
                                                                HIGH INCOME FUND DIVISION                 MID CAP FUND DIVISION
                                                         ----------------------------------------        ------------------------
                                                           2001            2000            1999            2001           2000*
                                                         --------        --------        --------        --------        --------
VARIABLE UNIVERSAL LIFE--95
  Deposits.............................................    8,880           3,219           2,853          10,320           5,741
  Withdrawals..........................................   (2,951)         (3,425)        (11,513)         (2,562)           (110)
  Outstanding units, beginning of year.................   13,971          14,177          22,837           5,631              --
                                                         -------         -------         -------         -------         -------
  Outstanding units, end of year.......................   19,900          13,971          14,177          13,389           5,631
                                                         =======         =======         =======         =======         =======
VARIABLE GENERAL SELECT PLUS
  Deposits.............................................   38,900         108,376          21,266          20,636          22,139
  Withdrawals..........................................   (8,442)        (30,742)        (47,125)         (3,496)           (413)
  Outstanding units, beginning of year.................  139,145          61,511          87,370          21,726              --
                                                         -------         -------         -------         -------         -------
  Outstanding units, end of year.......................  169,603         139,145          61,511          38,866          21,726
                                                         =======         =======         =======         =======         =======
VARIABLE UNIVERSAL LIFE--100
  Deposits.............................................   24,141          71,523         143,496          19,984           2,604
  Withdrawals..........................................  (25,208)        (26,940)        (64,124)         (1,036)            (72)
  Outstanding units, beginning of year.................  233,605         189,022         109,650           2,532              --
                                                         -------         -------         -------         -------         -------
  Outstanding units, end of year.......................  232,538         233,605         189,022          21,480           2,532
                                                         =======         =======         =======         =======         =======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits.............................................       --              --              --              --              --
  Withdrawals..........................................       --              --              --              --              --
  Outstanding units, beginning of year.................       --              --              --              --              --
                                                         -------         -------         -------         -------         -------
  Outstanding units, end of year.......................       --              --              --              --              --
                                                         =======         =======         =======         =======         =======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits.............................................  181,557         106,480          44,520         105,681          42,150
  Withdrawals..........................................  (73,758)        (16,180)         (3,941)        (33,441)           (866)
  Outstanding units, beginning of year.................  132,013          41,713           1,134          41,284              --
                                                         -------         -------         -------         -------         -------
  Outstanding units, end of year.......................  239,812         132,013          41,713         113,524          41,284
                                                         =======         =======         =======         =======         =======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits.............................................   13,036           6,522           6,839           7,647           5,081
  Withdrawals..........................................   (1,363)         (7,169)         (1,080)         (1,569)           (135)
  Outstanding units, beginning of year.................    5,282           5,929             170           4,946              --
                                                         -------         -------         -------         -------         -------
  Outstanding units, end of year.......................   16,955           5,282           5,929          11,024           4,946
                                                         =======         =======         =======         =======         =======
DESTINY
  Deposits.............................................   14,188          29,414              --          69,130              --
  Withdrawals..........................................  (40,833)           (345)             --         (69,130)             --
  Outstanding units, beginning of year.................   29,069              --              --              --              --
                                                         -------         -------         -------         -------         -------
  Outstanding units, end of year.......................    2,424          29,069              --              --              --
                                                         =======         =======         =======         =======         =======

---------------
* For the period May 1, 2000 (inception) to December 31, 2000.

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                         GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                        FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999, EXCEPT AS NOTED BELOW
                                                        -------------------------------------------------------------------------
                                                             WORLDWIDE HARD ASSETS                WORLDWIDE EMERGING MARKETS
                                                                 FUND DIVISION                           FUND DIVISION
                                                        --------------------------------      -----------------------------------
                                                          2001        2000        1999           2001         2000         1999
                                                        --------    --------    --------      ----------    ---------    --------
VARIABLE UNIVERSAL LIFE--95
  Deposits............................................    1,407       2,465         865           6,947       13,687       4,159
  Withdrawals.........................................   (2,098)     (4,251)     (1,622)        (14,207)      (7,982)     (1,480)
  Outstanding units, beginning of year................    7,739       9,525      10,282           8,384        2,679          --
                                                         ------      ------      ------        --------      -------      ------
  Outstanding units, end of year......................    7,048       7,739       9,525           1,124        8,384       2,679
                                                         ======      ======      ======        ========      =======      ======
VARIABLE GENERAL SELECT PLUS
  Deposits............................................      493         999       4,811          60,634      124,118       9,565
  Withdrawals.........................................     (399)     (3,070)       (312)       (109,366)     (28,100)        (62)
  Outstanding units, beginning of year................    4,896       6,967       2,468         105,521        9,503          --
                                                         ------      ------      ------        --------      -------      ------
  Outstanding units, end of year......................    4,990       4,896       6,967          56,789      105,521       9,503
                                                         ======      ======      ======        ========      =======      ======
VARIABLE UNIVERSAL LIFE--100
  Deposits............................................    3,766       4,772       7,343           8,793       14,141      11,327
  Withdrawals.........................................   (4,830)     (3,862)     (6,724)        (12,934)      (2,494)     (9,704)
  Outstanding units, beginning of year................   17,232      16,322      15,703          13,270        1,623          --
                                                         ------      ------      ------        --------      -------      ------
  Outstanding units, end of year......................   16,168      17,232      16,322           9,129       13,270       1,623
                                                         ======      ======      ======        ========      =======      ======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits............................................       --          --          --              --           --          --
  Withdrawals.........................................       --          --          --              --           --          --
  Outstanding units, beginning of year................       --          --          --              --           --          --
                                                         ------      ------      ------        --------      -------      ------
  Outstanding units, end of year......................       --          --          --              --           --          --
                                                         ======      ======      ======        ========      =======      ======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits............................................    6,024       2,255         950          11,647       11,355       1,992
  Withdrawals.........................................   (1,811)       (458)       (124)         (8,368)      (2,800)       (453)
  Outstanding units, beginning of year................    2,634         837          11          10,244        1,689         150
                                                         ------      ------      ------        --------      -------      ------
  Outstanding units, end of year......................    6,847       2,634         837          13,523       10,244       1,689
                                                         ======      ======      ======        ========      =======      ======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits............................................      342         230          --             614        1,158         345
  Withdrawals.........................................      (30)        (23)         --          (1,208)        (179)        (28)
  Outstanding units, beginning of year................      207          --          --           1,296          317          --
                                                         ------      ------      ------        --------      -------      ------
  Outstanding units, end of year......................      519         207          --             702        1,296         317
                                                         ======      ======      ======        ========      =======      ======
DESTINY
  Deposits............................................       --          --          --           6,990       10,214          --
  Withdrawals.........................................       --          --          --         (14,925)        (132)         --
  Outstanding units, beginning of year................       --          --          --          10,082           --          --
                                                         ------      ------      ------        --------      -------      ------
  Outstanding units, end of year......................       --          --          --           2,147       10,082          --
                                                         ======      ======      ======        ========      =======      ======

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                          GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                         FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999, EXCEPT AS NOTED BELOW
                                                         ------------------------------------------------------------------------
                                                         MULTI-STYLE EQUITY FUND DIVISION            CORE BOND FUND DIVISION
                                                         ---------------------------------      ---------------------------------
                                                           2001        2000         1999          2001        2000         1999
                                                         --------    ---------    --------      --------    ---------    --------
VARIABLE UNIVERSAL LIFE--95
  Deposits.............................................    4,360       12,517      25,719           882        7,715       2,587
  Withdrawals..........................................   (7,865)     (14,696)     (2,365)       (2,528)      (4,129)       (335)
  Outstanding units, beginning of year.................   36,033       38,212      14,858         9,908        6,322       4,070
                                                         -------     --------     -------       -------     --------     -------
  Outstanding units, end of year.......................   32,528       36,033      38,212         8,262        9,908       6,322
                                                         =======     ========     =======       =======     ========     =======
VARIABLE GENERAL SELECT PLUS
  Deposits.............................................   55,313      110,156     167,069        22,596      177,929     310,229
  Withdrawals..........................................  (54,464)    (296,295)    (72,422)      (33,628)    (633,634)    (60,786)
  Outstanding units, beginning of year.................  381,748      567,887     473,240       191,340      647,045     397,602
                                                         -------     --------     -------       -------     --------     -------
  Outstanding units, end of year.......................  382,597      381,748     567,887       180,308      191,340     647,045
                                                         =======     ========     =======       =======     ========     =======
VARIABLE UNIVERSAL LIFE--100
  Deposits.............................................   12,086       16,931      56,809         4,660        3,373      39,861
  Withdrawals..........................................  (10,696)      (7,993)    (22,765)       (1,953)      (2,173)    (32,644)
  Outstanding units, beginning of year.................   50,259       41,321       7,277         9,101        7,901         684
                                                         -------     --------     -------       -------     --------     -------
  Outstanding units, end of year.......................   51,649       50,259      41,321        11,808        9,101       7,901
                                                         =======     ========     =======       =======     ========     =======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits.............................................    3,315        3,561       9,282         2,447        2,312       3,615
  Withdrawals..........................................  (87,090)    (124,397)     (8,686)       (2,158)    (151,676)    (10,478)
  Outstanding units, beginning of year.................  103,551      224,387     223,791         9,088      158,452     165,315
                                                         -------     --------     -------       -------     --------     -------
  Outstanding units, end of year.......................   19,776      103,551     224,387         9,377        9,088     158,452
                                                         =======     ========     =======       =======     ========     =======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits.............................................   37,479       54,565      59,760         5,375        9,046      36,182
  Withdrawals..........................................  (24,022)     (21,677)     (8,199)       (6,537)     (10,117)     (9,781)
  Outstanding units, beginning of year.................   88,400       55,512       3,951        26,109       27,180         779
                                                         -------     --------     -------       -------     --------     -------
  Outstanding units, end of year.......................  101,857       88,400      55,512        24,947       26,109      27,180
                                                         =======     ========     =======       =======     ========     =======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits.............................................    7,382        9,113       7,599         3,751        2,577       6,321
  Withdrawals..........................................   (4,021)      (1,625)       (838)       (2,842)        (365)       (255)
  Outstanding units, beginning of year.................   14,647        7,159         398         8,442        6,230         164
                                                         -------     --------     -------       -------     --------     -------
  Outstanding units, end of year.......................   18,008       14,647       7,159         9,351        8,442       6,230
                                                         =======     ========     =======       =======     ========     =======
DESTINY
  Deposits.............................................       --           --          --            --           --          --
  Withdrawals..........................................       --           --          --            --           --          --
  Outstanding units, beginning of year.................       --           --          --            --           --          --
                                                         -------     --------     -------       -------     --------     -------
  Outstanding units, end of year.......................       --           --          --            --           --          --
                                                         =======     ========     =======       =======     ========     =======

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                        GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                       FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999, EXCEPT AS NOTED BELOW
                                                     ----------------------------------------------------------------------------
                                                       AGGRESSIVE EQUITY FUND DIVISION               NON-US FUND DIVISION
                                                     -----------------------------------      -----------------------------------
                                                       2001         2000         1999           2001         2000         1999
                                                     ---------    ---------    ---------      ---------    ---------    ---------
VARIABLE UNIVERSAL LIFE--95
  Deposits.........................................     3,111        8,148        6,833          1,855        1,589        7,044
  Withdrawals......................................   (11,068)     (11,180)      (1,715)        (3,936)      (9,310)      (1,673)
  Outstanding units, beginning of year.............    15,978       19,010       13,892          7,470       15,191        9,820
                                                      -------      -------      -------        -------      -------      -------
  Outstanding units, end of year...................     8,021       15,978       19,010          5,389        7,470       15,191
                                                      =======      =======      =======        =======      =======      =======
VARIABLE GENERAL SELECT PLUS
  Deposits.........................................    19,783       35,572       62,730         23,149       41,902       33,941
  Withdrawals......................................   (20,220)     (74,328)     (59,340)       (28,563)     (47,227)     (26,047)
  Outstanding units, beginning of year.............   138,223      176,979      173,589        190,299      195,624      187,730
                                                      -------      -------      -------        -------      -------      -------
  Outstanding units, end of year...................   137,786      138,223      176,979        184,885      190,299      195,624
                                                      =======      =======      =======        =======      =======      =======
VARIABLE UNIVERSAL LIFE--100
  Deposits.........................................     6,366       10,826       16,636          3,608        4,500       21,192
  Withdrawals......................................    (3,650)      (4,680)      (4,051)        (3,006)      (2,011)     (12,838)
  Outstanding units, beginning of year.............    21,400       15,254        2,669         12,292        9,803        1,449
                                                      -------      -------      -------        -------      -------      -------
  Outstanding units, end of year...................    24,116       21,400       15,254         12,894       12,292        9,803
                                                      =======      =======      =======        =======      =======      =======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits.........................................     2,679        3,445        8,286          3,256        1,931        3,570
  Withdrawals......................................   (58,752)     (44,016)      (3,252)        (1,158)     (88,465)      (6,141)
  Outstanding units, beginning of year.............    70,965      111,536      106,502         10,886       97,420       99,991
                                                      -------      -------      -------        -------      -------      -------
  Outstanding units, end of year...................    14,892       70,965      111,536         12,984       10,886       97,420
                                                      =======      =======      =======        =======      =======      =======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits.........................................    17,612       41,603       36,276          8,311       11,476       14,411
  Withdrawals......................................   (33,810)     (11,027)      (5,039)        (5,379)      (6,505)      (2,475)
  Outstanding units, beginning of year.............    65,503       34,927        3,690         17,776       12,805          869
                                                      -------      -------      -------        -------      -------      -------
  Outstanding units, end of year...................    49,305       65,503       34,927         20,708       17,776       12,805
                                                      =======      =======      =======        =======      =======      =======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits.........................................     2,094        2,756        3,172          2,487        3,429        2,535
  Withdrawals......................................    (1,259)        (676)        (464)        (1,634)        (331)        (262)
  Outstanding units, beginning of year.............     4,788        2,708           --          5,531        2,433          160
                                                      -------      -------      -------        -------      -------      -------
  Outstanding units, end of year...................     5,623        4,788        2,708          6,384        5,531        2,433
                                                      =======      =======      =======        =======      =======      =======
DESTINY
  Deposits.........................................        --           --           --             --           --           --
  Withdrawals......................................        --           --           --             --           --           --
  Outstanding units, beginning of year.............        --           --           --             --           --           --
                                                      -------      -------      -------        -------      -------      -------
  Outstanding units, end of year...................        --           --           --             --           --           --
                                                      =======      =======      =======        =======      =======      =======

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                          GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                                     FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                                                          -----------------------------------------------------------------------
                                                            INCOME & GROWTH FUND DIVISION          INTERNATIONAL FUND DIVISION
                                                          ---------------------------------      --------------------------------
                                                            2001         2000        1999          2001        2000        1999
                                                          ---------    --------    --------      --------    --------    --------
VARIABLE UNIVERSAL LIFE--95
  Deposits..............................................     8,452      70,803       2,824         7,870      24,727       1,001
  Withdrawals...........................................    (7,895)     (2,574)        (24)       (9,239)     (2,253)         (3)
  Outstanding units, beginning of year..................    71,029       2,800          --        23,472         998          --
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................    71,586      71,029       2,800        22,103      23,472         998
                                                          ========     =======     =======       =======     =======     =======
VARIABLE GENERAL SELECT PLUS
  Deposits..............................................     8,937      12,980       1,838        17,407      69,935       5,156
  Withdrawals...........................................    (6,393)     (1,578)        (21)      (21,558)    (23,220)       (625)
  Outstanding units, beginning of year..................    13,219       1,817          --        51,246       4,531          --
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................    15,763      13,219       1,817        47,095      51,246       4,531
                                                          ========     =======     =======       =======     =======     =======
VARIABLE UNIVERSAL LIFE--100
  Deposits..............................................    19,611      50,223      19,391        14,282      34,342      17,730
  Withdrawals...........................................    (7,667)     (6,050)    (16,959)      (18,744)     (3,563)    (10,629)
  Outstanding units, beginning of year..................    46,605       2,432          --        37,880       7,101          --
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................    58,549      46,605       2,432        33,418      37,880       7,101
                                                          ========     =======     =======       =======     =======     =======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits..............................................        --          --          --            --          --          --
  Withdrawals...........................................        --          --          --            --          --          --
  Outstanding units, beginning of year..................        --          --          --            --          --          --
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................        --          --          --            --          --          --
                                                          ========     =======     =======       =======     =======     =======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits..............................................    86,799     113,669      48,580       179,896     165,627      24,488
  Withdrawals...........................................   (48,244)    (19,211)     (5,275)      (78,506)    (18,355)     (2,024)
  Outstanding units, beginning of year..................   138,378      43,920         615       169,821      22,549          85
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................   176,933     138,378      43,920       271,211     169,821      22,549
                                                          ========     =======     =======       =======     =======     =======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits..............................................     8,428       4,089       3,433         8,640       4,046       1,188
  Withdrawals...........................................    (3,102)     (1,349)       (541)       (3,977)       (655)       (114)
  Outstanding units, beginning of year..................     5,632       2,892          --         4,465       1,074          --
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................    10,958       5,632       2,892         9,128       4,465       1,074
                                                          ========     =======     =======       =======     =======     =======
DESTINY
  Deposits..............................................    43,680      62,201          --        30,735      55,187          --
  Withdrawals...........................................  (103,446)       (705)         --       (82,447)       (604)         --
  Outstanding units, beginning of year..................    61,496          --          --        54,583          --          --
                                                          --------     -------     -------       -------     -------     -------
  Outstanding units, end of year........................     1,730      61,496          --         2,871      54,583          --
                                                          ========     =======     =======       =======     =======     =======

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                         GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                                   FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                                                       --------------------------------------------------------------------------
                                                               VALUE FUND DIVISION                BOND PORTFOLIO FUND DIVISION
                                                       -----------------------------------      ---------------------------------
                                                          2001         2000        1999           2001         2000        1999
                                                       ----------    --------    ---------      ---------    --------    --------
VARIABLE UNIVERSAL LIFE--95
  Deposits...........................................      9,779       5,319           --          1,169          53         896
  Withdrawals........................................     (1,910)        (63)          --           (107)        (41)       (543)
  Outstanding units, beginning of year...............      5,256          --           --            365         353          --
                                                        --------      ------      -------        -------      ------      ------
  Outstanding units, end of year.....................     13,125       5,256           --          1,427         365         353
                                                        ========      ======      =======        =======      ======      ======
VARIABLE GENERAL SELECT PLUS
  Deposits...........................................      9,304       5,829          805         15,454       9,390         932
  Withdrawals........................................     (2,596)     (1,023)         (10)        (8,287)     (2,467)         (6)
  Outstanding units, beginning of year...............      5,601         795           --          7,849         926          --
                                                        --------      ------      -------        -------      ------      ------
  Outstanding units, end of year.....................     12,309       5,601          795         15,016       7,849         926
                                                        ========      ======      =======        =======      ======      ======
VARIABLE UNIVERSAL LIFE--100
  Deposits...........................................      8,095      18,220       10,510          2,470         166         340
  Withdrawals........................................     (5,124)     (5,921)     (10,510)          (797)        (44)         (9)
  Outstanding units, beginning of year...............     12,299          --           --            453         331          --
                                                        --------      ------      -------        -------      ------      ------
  Outstanding units, end of year.....................     15,270      12,299           --          2,126         453         331
                                                        ========      ======      =======        =======      ======      ======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits...........................................         --          --           --             --          --          --
  Withdrawals........................................         --          --           --             --          --          --
  Outstanding units, beginning of year...............         --          --           --             --          --          --
                                                        --------      ------      -------        -------      ------      ------
  Outstanding units, end of year.....................         --          --           --             --          --          --
                                                        ========      ======      =======        =======      ======      ======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits...........................................     56,429      23,784        9,149         30,306      52,183      12,486
  Withdrawals........................................    (13,555)     (5,111)      (1,376)       (18,139)     (4,438)       (680)
  Outstanding units, beginning of year...............     26,803       8,130          357         59,879      12,134         328
                                                        --------      ------      -------        -------      ------      ------
  Outstanding units, end of year.....................     69,677      26,803        8,130         72,046      59,879      12,134
                                                        ========      ======      =======        =======      ======      ======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits...........................................     11,748         759          302          3,127       1,917         528
  Withdrawals........................................       (795)       (178)         (62)          (692)     (1,184)       (107)
  Outstanding units, beginning of year...............        821         240           --          1,154         421          --
                                                        --------      ------      -------        -------      ------      ------
  Outstanding units, end of year.....................     11,774         821          240          3,589       1,154         421
                                                        ========      ======      =======        =======      ======      ======
DESTINY
  Deposits...........................................     68,356      80,878           --         10,528      31,780          --
  Withdrawals........................................   (134,638)       (946)          --        (42,041)       (266)         --
  Outstanding units, beginning of year...............     79,932          --           --         31,514          --          --
                                                        --------      ------      -------        -------      ------      ------
  Outstanding units, end of year.....................     13,650      79,932           --              1      31,514          --
                                                        ========      ======      =======        =======      ======      ======

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                  GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                 FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999, EXCEPT AS NOTED BELOW
                                         ----------------------------------------------------------------------------------------
                                                                                         LARGE CAP VALUE         LARGE CAP GROWTH
                                          SMALL COMPANY PORTFOLIO FUND DIVISION           FUND DIVISION           FUND DIVISION
                                         ---------------------------------------        -----------------        ----------------
                                             2001          2000          1999            2001      2000*          2001     2000*
                                         ------------   -----------   ----------        -------   -------        -------   ------
VARIABLE UNIVERSAL LIFE--95
  Deposits.............................       3,359        22,672        4,033            6,945    45,671         20,100   99,334
  Withdrawals..........................     (13,086)       (8,157)      (1,453)          (5,393)   (1,419)       (26,922)  (1,742)
  Outstanding units, beginning of
    year...............................      17,095         2,580           --           44,252        --         97,592
                                           --------       -------       ------          -------   -------        -------   ------
  Outstanding units, end of year.......       7,368        17,095        2,580           45,804    44,252         90,770   97,592
                                           ========       =======       ======          =======   =======        =======   ======
VARIABLE GENERAL SELECT PLUS
  Deposits.............................      18,223        98,349       10,153           32,479   111,916         22,799   16,290
  Withdrawals..........................     (67,966)      (22,565)         (62)         (24,399)     (416)       (10,213)    (441)
  Outstanding units, beginning of
    year...............................      85,875        10,091           --          111,500        --         15,849       --
                                           --------       -------       ------          -------   -------        -------   ------
  Outstanding units, end of year.......      36,132        85,875       10,091          119,580   111,500         28,435   15,849
                                           ========       =======       ======          =======   =======        =======   ======
VARIABLE UNIVERSAL LIFE--100
  Deposits.............................      12,392        26,215        3,598           19,405    30,742         35,324   65,941
  Withdrawals..........................     (14,464)       (4,212)         (16)          (6,795)   (1,865)       (27,303)  (2,545)
  Outstanding units, beginning of
    year...............................      25,585         3,582           --           28,877        --         63,396       --
                                           --------       -------       ------          -------   -------        -------   ------
  Outstanding units, end of year.......      23,513        25,585        3,582           41,487    28,877         71,417   63,396
                                           ========       =======       ======          =======   =======        =======   ======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits.............................          --            --           --               --        --             --       --
  Withdrawals..........................          --            --           --               --        --             --       --
  Outstanding units, beginning of
    year...............................          --            --           --               --        --             --       --
                                           --------       -------       ------          -------   -------        -------   ------
  Outstanding units, end of year.......          --            --           --               --        --             --       --
                                           ========       =======       ======          =======   =======        =======   ======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits.............................     115,427       113,296       22,053          223,180    80,543        384,774   66,982
  Withdrawals..........................     (68,408)      (16,429)      (3,275)         (35,132)   (5,890)       (59,249)  (6,445)
  Outstanding units, beginning of
    year...............................     115,918        19,051          273           74,653        --         60,537       --
                                           --------       -------       ------          -------   -------        -------   ------
  Outstanding units, end of year.......     162,937       115,918       19,051          262,701    74,653        386,062   60,537
                                           ========       =======       ======          =======   =======        =======   ======
JOINT AND SURVIVOR VARIABLE UNIVERSAL
  LIFE INSURANCE--2000
  Deposits.............................       7,372         6,064        3,035           26,746     6,177         50,514   10,134
  Withdrawals..........................      (5,390)       (1,685)        (326)          (4,145)     (475)        (7,442)    (690)
  Outstanding units, beginning of
    year...............................       7,088         2,709           --            5,702        --          9,444       --
                                           --------       -------       ------          -------   -------        -------   ------
  Outstanding units, end of year.......       9,070         7,088        2,709           28,303     5,702         52,516    9,444
                                           ========       =======       ======          =======   =======        =======   ======
DESTINY
  Deposits.............................      27,089        82,889           --          188,000        --          2,344       --
  Withdrawals..........................    (106,395)         (929)          --          (78,335)       --            (33)      --
  Outstanding units, beginning of
    year...............................      81,960            --           --               --        --             --       --
                                           --------       -------       ------          -------   -------        -------   ------
  Outstanding units, end of year.......       2,654        81,960           --          109,665        --          2,311       --
                                           ========       =======       ======          =======   =======        =======   ======

---------------
* For the period April 10, 2000 (inception) to December 31, 2000.

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                          GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                          FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED BELOW
                                                         ------------------------------------------------------------------------
                                                          SMALL CAP VALUE           SMALL CAP GROWTH         INTERNATIONAL EQUITY
                                                           FUND DIVISION             FUND DIVISION              FUND DIVISION
                                                         ------------------        ------------------        --------------------
                                                           2001      2000*           2001      2000*           2001       2000*
                                                         --------   -------        --------   -------        ---------   --------
VARIABLE UNIVERSAL LIFE--95
  Deposits.............................................   10,246     2,793           3,259    12,600           22,356     98,222
  Withdrawals..........................................   (1,449)     (310)        (12,299)     (199)         (12,228)    (1,825)
  Outstanding units, beginning of year.................    2,483        --          12,401        --           96,397         --
                                                         -------    ------         -------    ------          -------     ------
  Outstanding units, end of year.......................   11,280     2,483           3,361    12,401          106,525     96,397
                                                         =======    ======         =======    ======          =======     ======
VARIABLE GENERAL SELECT PLUS
  Deposits.............................................    6,042    13,566           4,694    20,501           11,315     11,380
  Withdrawals..........................................   (1,718)     (336)         (6,511)     (410)          (3,699)       (72)
  Outstanding units, beginning of year.................   13,230        --          20,091        --           11,308         --
                                                         -------    ------         -------    ------          -------     ------
  Outstanding units, end of year.......................   17,554    13,230          18,274    20,091           18,924     11,308
                                                         =======    ======         =======    ======          =======     ======
VARIABLE UNIVERSAL LIFE--100
  Deposits.............................................   10,589     2,360          17,544    15,003           36,050     71,515
  Withdrawals..........................................   (1,757)      (39)        (12,963)     (250)          (7,278)    (3,704)
  Outstanding units, beginning of year.................    2,321        --          14,753        --           67,811         --
                                                         -------    ------         -------    ------          -------     ------
  Outstanding units, end of year.......................   11,153     2,321          19,334    14,753           96,583     67,811
                                                         =======    ======         =======    ======          =======     ======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits.............................................       --        --              --        --               --         --
  Withdrawals..........................................       --        --              --        --               --         --
  Outstanding units, beginning of year.................       --        --              --        --               --         --
                                                         -------    ------         -------    ------          -------     ------
  Outstanding units, end of year.......................       --        --              --        --               --         --
                                                         =======    ======         =======    ======          =======     ======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits.............................................   75,953    15,120          74,087    22,443          167,659     42,066
  Withdrawals..........................................   (9,451)   (1,246)        (14,983)   (1,410)         (21,739)    (2,018)
  Outstanding units, beginning of year.................   13,874        --          21,033        --           40,048         --
                                                         -------    ------         -------    ------          -------     ------
  Outstanding units, end of year.......................   80,376    13,874          80,137    21,033          185,968     40,048
                                                         =======    ======         =======    ======          =======     ======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits.............................................    9,551     1,171          10,666     3,312           27,223      4,436
  Withdrawals..........................................   (1,877)      (74)         (1,897)     (100)          (2,474)      (283)
  Outstanding units, beginning of year.................    1,097        --           3,212        --            4,153         --
                                                         -------    ------         -------    ------          -------     ------
  Outstanding units, end of year.......................    8,771     1,097          11,981     3,212           28,902      4,153
                                                         =======    ======         =======    ======          =======     ======
DESTINY
  Deposits.............................................  117,337        --         119,818        --           45,507         --
  Withdrawals..........................................  (56,594)       --         (23,668)       --          (45,506)        --
  Outstanding units, beginning of year.................       --        --              --        --               --         --
                                                         -------    ------         -------    ------          -------     ------
  Outstanding units, end of year.......................   60,743        --          96,150        --                1         --
                                                         =======    ======         =======    ======          =======     ======

---------------
* For the period April 10, 2000 (inception) to December 31, 2000.

NOTE 6--ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity:

                                                         GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                          FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED BELOW
                                                        -------------------------------------------------------------------------
                                                          EMERGING MARKETS           CORE FIXED INCOME          HIGH YIELD BOND
                                                        EQUITY FUND DIVISION           FUND DIVISION             FUND DIVISION
                                                        --------------------        -------------------        ------------------
                                                          2001       2000*            2001      2000*            2001      2000*
                                                        ---------   --------        --------   --------        --------   -------
VARIABLE UNIVERSAL LIFE--95
  Deposits............................................     9,564     38,440          12,563     75,249          13,343     9,820
  Withdrawals.........................................    (5,534)      (807)         (6,221)    (2,645)         (4,590)     (126)
  Outstanding units, beginning of year................    37,633         --          72,604         --           9,694        --
                                                         -------     ------         -------    -------         -------    ------
  Outstanding units, end of year......................    41,663     37,633          78,946     72,604          18,447     9,694
                                                         =======     ======         =======    =======         =======    ======
VARIABLE GENERAL SELECT PLUS
  Deposits............................................    12,741      2,902          91,270    371,083           3,601     5,289
  Withdrawals.........................................    (1,908)       (49)        (57,123)    (1,353)         (1,049)      (28)
  Outstanding units, beginning of year................     2,853         --         369,730         --           5,261        --
                                                         -------     ------         -------    -------         -------    ------
  Outstanding units, end of year......................    13,686      2,853         403,877    369,730           7,813     5,261
                                                         =======     ======         =======    =======         =======    ======
VARIABLE UNIVERSAL LIFE--100
  Deposits............................................    10,103     22,143          12,700     35,188          14,481    11,108
  Withdrawals.........................................    (1,884)    (1,245)         (4,937)    (1,899)         (2,403)      (99)
  Outstanding units, beginning of year................    20,898         --          33,289         --          11,009        --
                                                         -------     ------         -------    -------         -------    ------
  Outstanding units, end of year......................    29,117     20,898          41,052     33,289          23,087    11,009
                                                         =======     ======         =======    =======         =======    ======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits............................................        --         --              --         --              --        --
  Withdrawals.........................................        --         --              --         --              --        --
  Outstanding units, beginning of year................        --         --              --         --              --        --
                                                         -------     ------         -------    -------         -------    ------
  Outstanding units, end of year......................        --         --              --         --              --        --
                                                         =======     ======         =======    =======         =======    ======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits............................................    90,376     30,791         118,638     23,652          43,958    13,174
  Withdrawals.........................................   (13,792)    (1,904)        (23,703)    (1,113)        (15,132)     (489)
  Outstanding units, beginning of year................    28,887         --          22,539         --          12,685        --
                                                         -------     ------         -------    -------         -------    ------
  Outstanding units, end of year......................   105,471     28,887         117,474     22,539          41,511    12,685
                                                         =======     ======         =======    =======         =======    ======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits............................................    16,694      4,494           7,587      2,271           3,447       797
  Withdrawals.........................................    (2,501)      (180)         (1,545)      (130)           (391)      (30)
  Outstanding units, beginning of year................     4,314         --           2,141         --             767        --
                                                         -------     ------         -------    -------         -------    ------
  Outstanding units, end of year......................    18,507      4,314           8,183      2,141           3,823       767
                                                         =======     ======         =======    =======         =======    ======
DESTINY
  Deposits............................................     6,744         --         198,636         --          22,216        --
  Withdrawals.........................................    (6,742)        --         (23,198)        --          (3,010)       --
  Outstanding units, beginning of year................        --         --              --         --              --        --
                                                         -------     ------         -------    -------         -------    ------
  Outstanding units, end of year......................         2         --         175,438         --          19,206        --
                                                         =======     ======         =======    =======         =======    ======

---------------
* For the period April 10, 2000 (inception) to December 31, 2000.

NOTE 6--ACCUMULATION UNIT ACTIVITY

  The following is a summary of the accumulation unit activity:

                                                      GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                       FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED BELOW
                                                  -------------------------------------------------------------------------------
                                                  INTERNATIONAL FIXED            EMERGING MARKETS               JANUS MID-CAP
                                                  INCOME FUND DIVISION          DEBT FUND DIVISION              FUND DIVISION
                                                  --------------------          ------------------          ---------------------
                                                   2001         2000*            2001       2000*             2001        2000**
                                                  ------        ------          ------      ------          --------      -------
VARIABLE UNIVERSAL LIFE--95
  Deposits......................................     255         1,180             180         459            44,665       92,530
  Withdrawals...................................    (521)          (64)           (224)        (49)          (33,446)     (10,717)
  Outstanding units, beginning of year..........   1,116            --             410          --            81,813           --
                                                  ------        ------          ------      ------          --------      -------
  Outstanding units, end of year................     850         1,116             366         410            93,032       81,813
                                                  ======        ======          ======      ======          ========      =======
VARIABLE GENERAL SELECT PLUS
  Deposits......................................  14,820        57,092             276      12,496           162,980      180,529
  Withdrawals...................................  (5,989)         (206)           (226)        (45)         (107,885)     (21,461)
  Outstanding units, beginning of year..........  56,886            --          12,451          --           159,068           --
                                                  ------        ------          ------      ------          --------      -------
  Outstanding units, end of year................  65,717        56,886          12,501      12,451           214,163      159,068
                                                  ======        ======          ======      ======          ========      =======
VARIABLE UNIVERSAL LIFE--100
  Deposits......................................   2,078            56             343       1,348           127,688       74,193
  Withdrawals...................................    (171)           (1)            (83)        (52)          (45,733)      (3,514)
  Outstanding units, beginning of year..........      55            --           1,296          --            70,679           --
                                                  ------        ------          ------      ------          --------      -------
  Outstanding units, end of year................   1,962            55           1,556       1,296           152,634       70,679
                                                  ======        ======          ======      ======          ========      =======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits......................................      --            --              --          --                --           --
  Withdrawals...................................      --            --              --          --                --           --
  Outstanding units, beginning of year..........      --            --              --          --                --           --
                                                  ------        ------          ------      ------          --------      -------
  Outstanding units, end of year................      --            --              --          --                --           --
                                                  ======        ======          ======      ======          ========      =======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits......................................  22,094         4,448           7,585       2,798           315,221      134,019
  Withdrawals...................................  (4,034)         (395)         (1,981)       (159)          (83,639)      (4,222)
  Outstanding units, beginning of year..........   4,053            --           2,639          --           129,797           --
                                                  ------        ------          ------      ------          --------      -------
  Outstanding units, end of year................  22,113         4,053           8,243       2,639           361,379      129,797
                                                  ======        ======          ======      ======          ========      =======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits......................................   1,901           380             908         578            21,452        6,662
  Withdrawals...................................    (438)          (45)           (274)        (34)           (3,544)        (221)
  Outstanding units, beginning of year..........     335            --             544          --             6,441           --
                                                  ------        ------          ------      ------          --------      -------
  Outstanding units, end of year................   1,798           335           1,178         544            24,349        6,441
                                                  ======        ======          ======      ======          ========      =======
DESTINY
  Deposits......................................      --            --              --          --            13,778           --
  Withdrawals...................................      --            --              --          --           (11,424)          --
  Outstanding units, beginning of year..........      --            --              --          --                --           --
                                                  ------        ------          ------      ------          --------      -------
  Outstanding units, end of year................      --            --              --          --             2,354           --
                                                  ======        ======          ======      ======          ========      =======

---------------

* For the period April 10, 2000 (inception) to December 31, 2000. ** For the period May 1, 2000 (inception) to December 31, 2000.

NOTE 6--ACCUMULATION UNIT ACTIVITY

  The following is a summary of the accumulation unit activity:

                                                     GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED BELOW
                                               ----------------------------------------------------------------------------------
                                                   T. ROWE PRICE                  T. ROWE PRICE                 ALGER EQUITY
                                                  LARGE CAP GROWTH              SMALL CAP GROWTH                GROWTH SERIES
                                                   FUND DIVISION                  FUND DIVISION                 FUND DIVISION
                                               ----------------------          -------------------          ---------------------
                                                2001           2000*            2001        2000*             2001         2000*
                                               -------        -------          -------      ------          --------      -------
VARIABLE UNIVERSAL LIFE--95
  Deposits...................................   13,993         19,532           16,977       3,787            14,906       46,149
  Withdrawals................................  (11,290)        (9,253)          (9,110)       (129)          (38,486)     (10,389)
  Outstanding units, beginning of year.......   10,279             --            3,658          --            35,760           --
                                               -------        -------          -------      ------          --------      -------
  Outstanding units, end of year.............   12,982         10,279           11,525       3,658            12,180       35,760
                                               =======        =======          =======      ======          ========      =======
VARIABLE GENERAL SELECT PLUS
  Deposits...................................   66,763         99,784           70,306      46,279            59,884      125,869
  Withdrawals................................  (88,192)       (17,827)         (58,146)     (1,676)         (155,719)     (21,382)
  Outstanding units, beginning of year.......   81,957             --           44,603          --           104,487           --
                                               -------        -------          -------      ------          --------      -------
  Outstanding units, end of year.............   60,528         81,957           56,763      44,603             8,652      104,487
                                               =======        =======          =======      ======          ========      =======
VARIABLE UNIVERSAL LIFE--100
  Deposits...................................    8,575         11,001           16,061       2,004            21,691       34,113
  Withdrawals................................   (9,153)        (1,758)          (6,510)        (87)          (41,616)      (2,125)
  Outstanding units, beginning of year.......    9,243             --            1,917          --            31,988           --
                                               -------        -------          -------      ------          --------      -------
  Outstanding units, end of year.............    8,665          9,243           11,468       1,917            12,063       31,988
                                               =======        =======          =======      ======          ========      =======
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits...................................       --             --               --          --                --           --
  Withdrawals................................       --             --               --          --                --           --
  Outstanding units, beginning of year.......       --             --               --          --                --           --
                                               -------        -------          -------      ------          --------      -------
  Outstanding units, end of year.............       --             --               --          --                --           --
                                               =======        =======          =======      ======          ========      =======
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits...................................   30,955         11,504           65,993      19,176            67,580       40,359
  Withdrawals................................  (11,568)          (611)         (10,659)       (499)          (28,217)      (1,732)
  Outstanding units, beginning of year.......   10,893             --           18,677          --            38,627           --
                                               -------        -------          -------      ------          --------      -------
  Outstanding units, end of year.............   30,280         10,893           74,011      18,677            77,990       38,627
                                               =======        =======          =======      ======          ========      =======
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits...................................    1,981            410            5,476       1,985             2,122          793
  Withdrawals................................     (654)           (32)            (975)       (113)             (527)         (67)
  Outstanding units, beginning of year.......      378             --            1,872          --               726           --
                                               -------        -------          -------      ------          --------      -------
  Outstanding units, end of year.............    1,705            378            6,373       1,872             2,321          726
                                               =======        =======          =======      ======          ========      =======
DESTINY
  Deposits...................................  160,704             --               --          --           125,499           --
  Withdrawals................................  (17,354)            --               --          --          (122,531)          --
  Outstanding units, beginning of year.......       --             --               --          --                --           --
                                               -------        -------          -------      ------          --------      -------
  Outstanding units, end of year.............  143,350             --               --          --             2,968           --
                                               =======        =======          =======      ======          ========      =======

---------------

* For the period May 1, 2000 (inception) to December 31, 2000.

NOTE 6--ACCUMULATION UNIT ACTIVITY

  The following is a summary of the accumulation unit activity:

                                                           GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN NOTES TO FINANCIAL STATEMENTS
                                                                FOR THE YEARS ENDED DECEMBER 31, 2001, EXCEPT AS NOTED BELOW
                                                           ----------------------------------------------------------------------
                                                                                    HARRIS OAKMARK
                                                           JANUS GROWTH                 MID-CAP                PIMCO INNOVATIONS
                                                           FUND DIVISION             FUND DIVISION               FUND DIVISION
                                                           -------------            ---------------            ------------------
                                                               2001*                     2001*                       2001*
                                                           -------------            ---------------            ------------------
VARIABLE UNIVERSAL LIFE--95
  Deposits..............................................         475                      1,766                         90
  Withdrawals...........................................         (95)                      (187)                       (60)
  Outstanding units, beginning of year..................          --                         --                         --
                                                               -----                    -------                      -----
  Outstanding units, end of year........................         380                      1,579                         30
                                                               =====                    =======                      =====
VARIABLE GENERAL SELECT PLUS
  Deposits..............................................       1,811                      7,982                        485
  Withdrawals...........................................         (45)                       (41)                       (23)
  Outstanding units, beginning of year..................          --                         --                         --
                                                               -----                    -------                      -----
  Outstanding units, end of year........................       1,766                      7,941                        462
                                                               =====                    =======                      =====
VARIABLE UNIVERSAL LIFE--100
  Deposits..............................................         156                      1,026                         --
  Withdrawals...........................................         (86)                       (24)                        --
  Outstanding units, beginning of year..................          --                         --                         --
                                                               -----                    -------                      -----
  Outstanding units, end of year........................          70                      1,002                         --
                                                               =====                    =======                      =====
RUSSELL VARIABLE UNIVERSAL LIFE
  Deposits..............................................          --                         --                         --
  Withdrawals...........................................          --                         --                         --
  Outstanding units, beginning of year..................          --                         --                         --
                                                               -----                    -------                      -----
  Outstanding units, end of year........................          --                         --                         --
                                                               =====                    =======                      =====
VARIABLE UNIVERSAL LIFE INSURANCE--2000
  Deposits..............................................       6,476                      6,510                      1,784
  Withdrawals...........................................        (112)                      (164)                      (264)
  Outstanding units, beginning of year..................          --                         --                         --
                                                               -----                    -------                      -----
  Outstanding units, end of year........................       6,364                      6,346                      1,520
                                                               =====                    =======                      =====
JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE--2000
  Deposits..............................................         357                        390                         --
  Withdrawals...........................................          (5)                        (5)                        --
  Outstanding units, beginning of year..................          --                         --                         --
                                                               -----                    -------                      -----
  Outstanding units, end of year........................         352                        385                         --
                                                               =====                    =======                      =====
DESTINY
  Deposits..............................................          --                    123,197                         --
  Withdrawals...........................................          --                    (25,955)                        --
  Outstanding units, beginning of year..................          --                         --                         --
                                                               -----                    -------                      -----
  Outstanding units, end of year........................          --                     97,242                         --
                                                               =====                    =======                      =====

---------------
* For the period May 1, 2001 (inception) to December 31, 2001.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                              FINANCIAL HIGHLIGHTS

     General American Separate Account Eleven sells a number of variable life insurance products, both of which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered by General American Separate Account Eleven have the lowest and highest total return. Only product designs within each Fund Division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by General American as contract owners may not have selected all available and applicable contract options as discussed in Note 3.

                                    AS OF DECEMBER 31, 2001                       FOR THE YEAR ENDED DECEMBER 31, 2001
                            ----------------------------------------   ----------------------------------------------------------
                            UNITS     UNIT FAIR VALUE     NET ASSETS    INVESTMENT       EXPENSE RATIO**       TOTAL RETURN***
                            (000)   (LOWEST TO HIGHEST)     (000)      INCOME RATIO*   (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
                            -----   -------------------   ----------   -------------   -------------------   --------------------
S & P 500 INDEX FUND
  DIVISION................  4,100     $ 9.21 to 42.99      $74,011          0.00%       0.00% to 0.90%       (12.80)% to (12.00)%
MONEY MARKET FUND
  DIVISION................  3,426      11.57 to 19.94       40,994          0.00%       0.00% to 0.90%          3.12% to 4.05%
BOND INDEX FUND
  DIVISION................    558      11.83 to 26.27        9,178          0.00%       0.00% to 0.90%          7.42% to 8.39%
MANAGED EQUITY FUND
  DIVISION................    302      11.01 to 37.07        7,793          0.00%       0.00% to 0.90%          0.92% to 1.89%
ASSET ALLOCATION FUND
  DIVISION................    577      11.09 to 38.92       12,411          0.00%       0.00% to 0.90%        (7.40)% to (6.57)%
INTERNATIONAL INDEX FUND
  DIVISION................    390       8.16 to 15.85        8,258          0.00%       0.00% to 0.90%       (26.98)% to (21.69)%
MID-CAP EQUITY FUND
  DIVISION................    446       8.06 to 14.82        5,538          0.00%       0.00% to 0.90%       (26.95)% to (26.28)%
SMALL-CAP EQUITY FUND
  DIVISION................    346      12.26 to 13.82        4,696          0.00%       0.00% to 0.90%         16.12% to 17.15%
EQUITY INCOME FUND
  DIVISION................  1,177      10.19 to 26.55       24,164          1.68%       0.00% to 0.90%        (5.81)% to (4.96)%
GROWTH FUND DIVISION......  2,470       8.85 to 29.28       49,500          0.08%       0.00% to 0.90%       (18.39)% to (17.65)%
OVERSEAS FUND DIVISION....    830       7.96 to 17.15       11,330          5.56%       0.00% to 0.90%       (21.87)% to (21.17)%
ASSET MANAGER FUND
  DIVISION................    236      10.02 to 16.65        3,201          3.89%       0.00% to 0.90%        (4.95)% to (4.09)%
HIGH INCOME FUND
  DIVISION................    684       7.08 to  9.84        6,101         12.00%       0.00% to 0.90%       (12.52)% to (11.73)%
MID CAP FUND DIVISION.....    198      11.00 to 11.17        2,191          0.00%       0.00% to 0.90%        (4.08)% to (3.21)%
WORLDWIDE HARD ASSETS FUND
  DIVISION................     36       9.12 to 12.16          347          1.08%       0.00% to 0.90%       (11.25)% to (10.45)%
WORLDWIDE EMERGING MARKETS
  FUND DIVISION...........     83       8.91 to 13.78          816          0.00%       0.00% to 0.90%        (2.69)% to (1.81)%
MULTI-STYLE EQUITY FUND
  DIVISION................    606       9.41 to 14.23        7,720          0.46%       0.00% to 0.90%       (14.98)% to (14.64)%
CORE BOND FUND DIVISION...    244      11.71 to 13.51        3,204          5.82%       0.00% to 0.90%          6.45% to 6.87%
AGGRESSIVE EQUITY FUND
  DIVISION................    240       9.09 to 13.69        2,989          0.10%       0.00% to 0.90%        (3.24)% to (2.85)%
NON-US FUND DIVISION......    243       8.62 to 10.05        2,413          0.56%       0.00% to 0.90%       (22.73)% to (22.42)%
INCOME & GROWTH FUND
  DIVISION................    336       8.94 to 11.37        3,458          0.92%       0.00% to 0.90%        (9.17)% to (8.35)%
INTERNATIONAL FUND
  DIVISION................    386       8.91 to 10.10        3,773          0.09%       0.00% to 0.90%       (29.81)% to (29.17)%
VALUE FUND DIVISION.......    136      11.93 to 14.12        1,825          1.07%       0.00% to 0.90%         11.82% to 12.82%
BOND PORTFOLIO FUND
  DIVISION................     94      11.42 to 12.00        1,097          5.72%       0.00% to 0.90%          5.97% to 6.93%
SMALL COMPANY PORTFOLIO
  FUND DIVISION...........    242      11.47 to 13.51        3,129          0.04%       0.00% to 0.90%        (8.85)% to (8.03)%
LARGE CAP VALUE FUND
  DIVISION................    608      10.48 to 10.63        6,400          1.29%       0.00% to 0.90%        (3.46)% to (2.92)%
LARGE CAP GROWTH FUND
  DIVISION................    632       5.17 to  5.51        3,323          0.00%       0.00% to 0.90%       (27.80)% to (27.14)%
SMALL CAP VALUE FUND
  DIVISION................    190      13.43 to 13.85        2,606          0.51%       0.00% to 0.90%         13.86% to 14.89%
SMALL CAP GROWTH FUND
  DIVISION................    229       7.07 to  7.50        1,641          0.00%       0.00% to 0.90%       (22.62)% to (21.91)%
INTERNATIONAL EQUITY FUND
  DIVISION................    437       5.88 to  6.24        2,642          0.14%       0.00% to 0.90%       (24.73)% to (24.06)%
EMERGING MARKETS EQUITY
  FUND DIVISION...........    208       5.36 to  6.07        1,170          0.00%       0.00% to 0.90%       (11.89)% to (11.08)%
CORE FIXED INCOME FUND
  DIVISION................    825      11.49 to 11.63        9,524          0.00%       0.00% to 0.90%          6.73% to 7.57%
HIGH YIELD BOND FUND
  DIVISION................    114      10.05 to 10.22        1,152          9.26%       0.00% to 0.90%          3.07% to 4.00%

                                    AS OF DECEMBER 31, 2001                       FOR THE YEAR ENDED DECEMBER 31, 2001
                            ----------------------------------------   ----------------------------------------------------------
                            UNITS     UNIT FAIR VALUE     NET ASSETS    INVESTMENT       EXPENSE RATIO**       TOTAL RETURN***
                            (000)   (LOWEST TO HIGHEST)     (000)      INCOME RATIO*   (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
                            -----   -------------------   ----------   -------------   -------------------   --------------------
INTERNATIONAL FIXED INCOME
  FUND DIVISION...........     92        9.28 to 9.59          859          0.78%       0.00% to 0.90%        (6.16)% to (5.32)%
EMERGING MARKETS DEBT FUND
  DIVISION................     24      11.89 to 12.04          284         10.27%       0.00% to 0.90%         11.56% to 12.56%
JANUS MID-CAP FUND
  DIVISION................    848        4.63 to 4.70        3,944          0.00%       0.00% to 0.90%       (37.90)% to (37.32)%
T. ROWE PRICE LARGE CAP
  GROWTH FUND DIVISION....    258        8.45 to 8.58        2,197          0.01%       0.00% to 0.90%       (10.70)% to (9.90)%
T. ROWE PRICE SMALL CAP
  GROWTH FUND DIVISION....    160        7.96 to 8.08        1,280          0.00%       0.00% to 0.90%        (9.86)% to (9.03)%
ALGER EQUITY GROWTH SERIES
  FUND DIVISION...........    116        7.14 to 7.24          833          0.21%       0.00% to 0.90%       (12.79)% to (12.02)%
JANUS GROWTH FUND
  DIVISION................      9        7.77 to 7.78           70          0.00%       0.00% to 0.90%         10.67% to 10.92%
HARRIS OAKMARK MID-CAP
  FUND DIVISION...........    114      11.30 to 11.37        1,301          0.00%       0.00% to 0.90%         26.66% to 27.78%
PIMCO INNOVATIONS FUND
  DIVISION................      2        7.63 to 7.68           15          0.00%       0.00% to 0.90%         46.35% to 46.68%

---------------
  * These amounts represent the dividends, excluding distributions of capital gains, received by the divisions from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

 ** These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

                                                              NO. OF SHARES    MARKET VALUE
                                                              -------------    ------------
S & P 500 Index Fund Division
  General American Capital Company..........................    1,512,451      $74,014,429
Money Market Fund Division
  General American Capital Company..........................    1,826,972       40,980,438
Bond Index Fund Division
  General American Capital Company..........................      308,851        9,178,270
Managed Equity Fund Division
  General American Capital Company..........................      185,000        7,793,000
Asset Allocation Fund Division
  General American Capital Company..........................      282,899       12,410,604
International Index Fund Division
  General American Capital Company..........................      477,797        8,258,119
Mid-Cap Equity Fund Division
  General American Capital Company..........................      341,380        5,538,633
Small-Cap Equity Fund Division
  General American Capital Company..........................       89,261        4,695,030
Equity Income Fund Division
  Variable Insurance Products Fund..........................    1,062,152       24,163,967
Growth Fund Division
  Variable Insurance Products Fund..........................    1,472,739       49,498,764
Overseas Fund Division
  Variable Insurance Products Fund..........................      816,433       11,332,088
Asset Manager Fund Division
  Variable Insurance Products Fund II.......................      220,588        3,200,738
High Income Fund Division
  Variable Insurance Products Fund..........................      951,771        6,100,851
Mid Cap Portfolio Fund Division
  Variable Insurance Products Fund..........................      111,802        2,191,325
Worldwide Hard Assets Fund Division
  Van Eck Worldwide Insurance Trust.........................       32,509          347,520
Worldwide Emerging Markets Fund Division
  Van Eck Worldwide Insurance Trust.........................      100,241          815,958
Multi-Style Equity Fund Division
  Russell Insurance Funds...................................      652,125        7,721,161
Core Bond Fund Division
  Russell Insurance Funds...................................      316,247        3,203,580
Aggressive Equity Fund Division
  Russell Insurance Funds...................................      261,449        2,990,971
Non-US Fund Division
  Russell Insurance Funds...................................      279,322        2,413,341
Income & Growth Fund Division
  American Century Variable Portfolios......................      535,185        3,457,297
International Fund Division
  American Century Variable Portfolios......................      572,653        3,773,785


              See accompanying notes to the financial statements.

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN

                                                              NO. OF SHARES    MARKET VALUE
                                                              -------------    ------------
Value Fund Division
  American Century Variable Portfolios......................      245,338      $ 1,825,316
Bond Portfolio Fund Division
  J.P. Morgan Series Trust II...............................       94,502        1,097,165
Small Company Portfolio Fund Division
  J.P. Morgan Series Trust II...............................      236,648        3,128,484
Large Cap Value Fund Division
  SEI Insurance Products Trust..............................      626,874        6,400,384
Large Cap Growth Fund Division
  SEI Insurance Products Trust..............................      609,848        3,323,671
Small Cap Value Fund Division
  SEI Insurance Products Trust..............................      207,356        2,606,461
Small Cap Growth Fund Division
  SEI Insurance Products Trust..............................      217,599        1,636,346
International Equity Fund Division
  SEI Insurance Products Trust..............................      438,243        2,642,604
Emerging Markets Equity Fund Division
  SEI Insurance Products Trust..............................      210,997        1,168,921
Core Fixed Income Fund Division
  SEI Insurance Products Trust..............................      918,497        9,524,816
High Yield Bond Fund Division
  SEI Insurance Products Trust..............................      132,988        1,151,678
International Fixed Income Fund Division
  SEI Insurance Products Trust..............................       92,388          859,205
Emerging Markets Debt Fund Division
  SEI Insurance Products Trust..............................       28,377          284,050
Janus Mid-Cap Fund Division
  Metropolitan Series Fund, Inc.............................      268,317        3,933,524
T. Rowe Price Large Cap Growth Fund Division
  Metropolitan Series Fund, Inc.............................      188,644        2,195,816
T. Rowe Price Small Cap Growth Fund Division
  Metropolitan Series Fund, Inc.............................      105,180        1,249,538
Alger Equity Growth Series Fund Division
  New England Zenith Fund...................................       38,986          808,566
Janus Growth Fund Division
  Metropolitan Series Fund, Inc.............................        8,999           69,590
Harris Oakmark Mid-cap Fund Division
  New England Zenith Fund...................................        6,965        1,296,183
PIMCO Innovations Fund Division
  Metlife Investors Series Trust............................        2,490           15,414


              See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder of
General American Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and Subsidiaries ("GALIC" or the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the two years in the period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of General American Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for each of the two years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

     As more fully discussed in Note 1 to the consolidated financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial statements for the periods subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable.

DELOITTE & TOUCHE LLP
St. Louis, Missouri
April 12, 2002

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Member of
General American Life Insurance Company:

     We have audited the consolidated statements of operations, comprehensive income, stockholder equity, and cash flows of General American Life Insurance Company and subsidiaries for the year ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of the operations and the cash flows of General American Life Insurance Company and subsidiaries for the year ended December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
St. Louis, Missouri
February 4, 2000

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000

                                                                 2001         2000
                                                              ----------   ----------
                                                               (DOLLARS IN MILLIONS,
                                                              EXCEPT PER SHARE DATA)
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value........   $ 9,299      $ 8,621
  Equity securities, at fair value..........................       110           29
  Mortgage loans on real estate.............................     1,334        1,504
  Real estate and real estate joint ventures................       115          120
  Policy loans..............................................     2,452        2,368
  Other limited partnership interests.......................        50           51
  Short-term investments....................................       164           56
  Other invested assets.....................................     1,202        1,004
                                                               -------      -------
          Total investments.................................    14,726       13,753
Cash and cash equivalents...................................       535          598
Accrued investment income...................................       172          189
Premiums and other receivables..............................     1,570        1,414
Deferred policy acquisition costs and value of business
  acquired..................................................     1,864        1,588
Other assets................................................       490          614
Separate account assets.....................................     6,716        6,948
                                                               -------      -------
          Total assets......................................   $26,073      $25,104
                                                               =======      =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................   $ 6,380      $ 6,101
  Policyholder account balances.............................     7,972        7,334
  Other policyholder funds..................................       863          959
  Policyholder dividends payable............................       123          134
  Long-term debt............................................       425          299
  Short-term debt...........................................         9           --
  Current income taxes payable..............................        57           19
  Deferred income taxes payable.............................       103           71
  Other liabilities.........................................     1,343        1,432
  Separate account liabilities..............................     6,716        6,948
                                                               -------      -------
          Total liabilities.................................    23,991       23,297
                                                               -------      -------
Commitments and Contingencies (Note 9)
Company-obligated mandatorily redeemable securities of
  subsidiary trusts.........................................       158           --
                                                               -------      -------
Stockholder's Equity:
  Common stock, $1.00 par value; 5,000,000 shares
     authorized; 3,000,000 shares issued and outstanding....         3            3
  Additional paid-in capital................................     1,707        1,674
  Retained earnings.........................................       140          111
  Accumulated other comprehensive income....................        74           19
                                                               -------      -------
          Total stockholder's equity........................     1,924        1,807
                                                               -------      -------
          Total liabilities and stockholder's equity........   $26,073      $25,104
                                                               =======      =======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                                PREDECESSOR'S
                                                                                    BASIS
                                                                                -------------
                                                               2001     2000        1999
                                                              ------   ------   -------------
                                                                   (DOLLARS IN MILLIONS)
REVENUES
Premiums....................................................  $2,090   $1,950      $2,189
Universal life and investment-type product policy fees......     261      270         202
Net investment income.......................................   1,111    1,110       1,160
Other revenues..............................................     112      215         429
Net investment gains (losses) (net of amounts allocable to
  other accounts of $15 and $(28), and $8 respectively).....      12       50        (157)
                                                              ------   ------      ------
          Total revenues....................................   3,586    3,595       3,823
                                                              ------   ------      ------
EXPENSES
Policyholder benefits and claims............................   1,914    1,739       1,978
Interest credited to policyholder account balances..........     422      393         534
Policyholder dividends......................................     195      209         192
Other expenses (excludes amounts directly related to net
  investment gains (losses) of $15 and $(28), and $8
  respectively).............................................     958    1,081       1,352
                                                              ------   ------      ------
          Total expenses....................................   3,489    3,422       4,056
                                                              ------   ------      ------
Income (loss) before provision for income taxes.............      97      173        (233)
Provision (benefit) for income taxes........................      60       61         (84)
                                                              ------   ------      ------
Net income (loss)...........................................  $   37   $  112      $ (149)
                                                              ======   ======      ======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                      -----------------------------------------
                                                                                         FOREIGN      MINIMUM
                                              ADDITIONAL              NET UNREALIZED    CURRENCY      PENSION
                                     COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION   LIABILITY
PREDECESSOR'S BASIS                  STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT    ADJUSTMENT   TOTAL
-------------------                  ------   ----------   --------   --------------   -----------   ----------   ------
                                                                    (DOLLARS IN MILLIONS)
Balance at January 1, 1999.........    $3       $   32      $1,242        $  88           $(33)         $(2)      $1,330
Capital contribution from parent...                 68                                                                68
Parent's share of subsidiary's
  issuance of non-voting stock.....                             25                                                    25
Dividends..........................                            (41)                                                  (41)
Comprehensive loss:
  Net loss.........................                           (149)                                                 (149)
  Other comprehensive loss:
    Unrealized investment losses,
      net of related offsets,
      reclassification adjustments
      and income taxes.............                                        (334)                                    (334)
    Foreign currency translation
      adjustments..................                                                         13                        13
                                                                                                                  ------
    Other comprehensive loss.......                                                                                 (321)
                                                                                                                  ------
  Comprehensive loss...............                                                                                 (470)
                                                                                                                  ------
Balance at December 31, 1999.......    $3       $  100      $1,077        $(246)          $(20)         $(2)      $  912
                                       ==       ======      ======        =====           ====          ===       ======
Balance at January 1, 2000.........    $3       $1,332      $   --        $  --           $ --          $--       $1,335
Capital contribution from parent...                342                                                               342
Dividends..........................                             (1)                                                   (1)
Comprehensive income:
  Net income.......................                            112                                                   112
  Other comprehensive income:
    Unrealized investment income,
      net of related offsets,
      reclassification adjustments
      and income taxes.............                                          29                                       29
    Foreign currency translation
      adjustments..................                                                        (10)                      (10)
                                                                                                                  ------
    Other comprehensive income.....                                                                                   19
                                                                                                                  ------
  Comprehensive income.............                                                                                  131
                                       --       ------      ------        -----           ----          ---       ------
Balance at December 31, 2000.......     3        1,674         111           29            (10)          --        1,807
  Dividends........................                             (8)                                                   (8)
  Parents share of subsidiary's
    capital stock transactions.....                 33                                                                33
Comprehensive income:
  Net income.......................                             37                                                    37
  Other comprehensive Income:
    Unrealized investment income,
      net of related offsets,
      reclassification adjustments
      and income taxes.............                                          53                                       53
    Foreign currency translation
      adjustments..................                                                          2                         2
                                                                                                                  ------
    Other comprehensive income.....                                                                                   55
                                                                                                                  ------
  Comprehensive income.............                                                                                   92
                                       --       ------      ------        -----           ----          ---       ------
Balance at December 31, 2001.......    $3       $1,707      $  140        $  82           $ (8)         $--       $1,924
                                       ==       ======      ======        =====           ====          ===       ======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                                  PREDECESSOR'S
                                                                                      BASIS
                                                                                  -------------
                                                               2001      2000         1999
                                                              -------   -------   -------------
                                                                    (DOLLARS IN MILLIONS)
Cash flows from operating activities
Net income (loss)...........................................  $    37   $   112      $  (149)
  Adjustments to reconcile net income to net cash (used in)
     provided by operating activities:
     Non-cash reconciling items:
       Depreciation and amortization expenses...............      (35)      119          (27)
       Losses (gains) from sales of investments and
          businesses, net...................................        3       (79)         201
       Interest credited to other policyholder account
          balances..........................................      422       393          534
       Universal life and investment-type product policy
          fees..............................................     (261)     (270)        (183)
     Change in assets and liabilities:
       Premiums and other receivables.......................     (163)       95          342
       Deferred policy acquisition costs, net...............     (283)     (233)        (166)
       Insurance related liabilities........................      172        57          517
       Income taxes payable.................................       35       169         (372)
       Other liabilities....................................      (19)      141          257
       Other, net...........................................      (13)      (71)         210
                                                              -------   -------      -------
Net cash (used in) provided by operating activities.........     (105)      433        1,164
                                                              -------   -------      -------
Cash flows from investing activities
  Sales, maturities and repayments of:
     Fixed maturities.......................................    2,314     1,999       11,215
     Equity securities......................................       44        --           10
     Mortgage loans on real estate..........................      241       237        1,443
     Real estate and real estate joint ventures.............        8        36           35
     Other limited partnership interests....................        6        11           --
  Purchases of:
     Fixed maturities.......................................   (2,888)   (3,726)      (8,111)
     Equity securities......................................      (93)      (21)         (19)
     Mortgage loans on real estate..........................      (93)     (163)        (800)
     Real estate and real estate joint ventures.............      (13)      (12)         (58)
  Net change in short-term investments......................     (108)      231          (91)
  Net change in policy loans................................      (84)     (124)         (93)
  Proceeds from sales of business...........................       68        94           66
  Other, net................................................     (155)     (116)        (398)
                                                              -------   -------      -------
Net cash (used in) provided by investing activities.........  $  (753)  $(1,554)     $ 3,199
                                                              -------   -------      -------

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               2001      2000      1999
                                                              -------   -------   -------
                                                                 (DOLLARS IN MILLIONS)
Cash flows from financing activities
  Policyholder account balances:
     Deposits...............................................  $ 1,528   $ 2,216   $ 1,060
     Withdrawals............................................   (1,051)   (1,777)   (5,247)
  Short-term debt, net......................................        9        --        --
  Long-term debt issued.....................................      126        92        --
  Long-term debt repaid.....................................       --        (9)       (1)
  Net proceeds from issuance of company-obligated
     mandatorily redeemable securities......................      191        --        --
  Dividends paid............................................       (8)       (1)       --
  Capital contribution from parent..........................       --       319       129
  Other, net................................................       --        --       (17)
                                                              -------   -------   -------
Net cash provided by (used in) financing activities.........      795       840    (4,076)
                                                              -------   -------   -------
Change in cash and cash equivalents.........................      (63)     (281)      287
Cash and cash equivalents, beginning of period..............      598       879       592
                                                              -------   -------   -------
Cash and cash equivalents, end of period....................  $   535   $   598   $   879
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
Cash paid (refunded) during the period for:
     Interest...............................................  $    58   $    20   $    18
                                                              =======   =======   =======
     Income taxes...........................................  $    38   $   (68)  $    77
                                                              =======   =======   =======
     Contribution of an affiliate to a subsidiary...........  $    --   $    27   $    --
                                                              =======   =======   =======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000 AND 1999

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

     The consolidated financial statements include the assets, liabilities, and results of operations of General American Life Insurance Company ("General American" or the "Company") and the following wholly owned insurance subsidiaries: Cova Corporation ("COVA"), an insurance holding company, Paragon Life Insurance Company, Security Equity Life Insurance Company, General Life Insurance Company ("GLIC"), and its 48.9% owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"), an insurance holding company. In addition, the financial statements include the assets, liabilities, and results of operations of the following wholly owned non-insurance subsidiaries: White Oak Royalty Company, Krisman, Inc., GM Marketing, Incorporated (formerly known as GenMark, Inc.) and GenAmerica Management Corporation ("GAMCO"). The financial statements also include the assets, liabilities and results of operations of Conning Corporation ("Conning"), Navisys, Incorporated ("Navisys") and Consultec, LLC through the dates of sale of these entities, as more fully described in Note 10.

     The Company's principal lines of business, conducted through General American or one of its subsidiaries, are: individual life insurance, institutional, annuities, and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies, and independent brokers. The Company and its subsidiaries are licensed to conduct business in all fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, and Africa.

ACQUISITION BY METLIFE

     On January 6, 2000, Metropolitan Life Insurance Company ("MetLife") headquartered in New York, purchased 100% of the GenAmerica Financial Corporation ("GenAmerica"), the Company's Parent, for $1.2 billion in cash. GenAmerica operates as a wholly owned stock subsidiary of MetLife. The $1.2 billion purchase price was paid to GenAmerica's parent company, General American Mutual Holding Company ("GAMHC") and deposited in an account for the benefit of the Company's policyholders. Ultimately, these funds, minus adjustments, will be distributed to participating General American policyholders, with accumulated interest and GAMHC will be dissolved.

     The acquisition of GenAmerica by MetLife was accounted for under the purchase method of accounting. The purchase price was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. The Company allocated the purchase price to the net assets on January 1, 2000, as a convenience date. These allocations have been reflected in the January 1, 2000 balance in the Consolidated Balance Sheets and Statements of Stockholder's Equity. This purchase resulted in the creation of goodwill and intangible assets totaling $1,517 million, which is being amortized between 2 and 30 years.

     As a result of the acquisition, the consolidated financial statements for periods subsequent to the acquisition have different carrying values than those for the period prior to the acquisition and, therefore, are not directly comparable. For the period prior to the date of acquisition, the presentation is referred to as the "Predecessor Basis".

     On August 10, 1999, at management's request, the Missouri Department of Insurance (the "Department") placed the GAMHC under an order of administrative supervision (the "Order"). The immediate cause of the Order was the Company's inability to immediately satisfy approximately $4 billion in institutional funding agreement contract surrenders. The funding agreements guaranteed the holder a return on principal at a stated interest rate for a specified period of time.

     In connection with the acquisition, MetLife offered each holder of a General American funding agreement the option to exchange its funding agreement for a MetLife funding agreement with substantially identical terms and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

conditions or receive cash equal to the principal amount plus accrued interest. In consideration of this exchange offer, the Company transferred to MetLife assets having a market value equal to the market value of the funding agreement liabilities, approximately $5.7 billion. As a result of its efforts to raise liquidity to meet the funding agreement requests and the transfer of assets to MetLife, the Company incurred approximately $215 million in pretax capital losses. In addition to the capital losses, the Company incurred $141 million in fees associated with the recapture and transfer of the funding agreement business. With the transfer, the Company fully exited the funding agreement business.

     On November 23, 1999, RGA completed a private placement of securities in which it sold 4,784,689 shares of its common stock, $0.01 par value per share to MetLife. The price per share was $26.125, and the aggregate value of the transaction was approximately $125 million. After the private offering, the Company's ownership percentage was 48.9%.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of partnerships and joint ventures in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated. The Company continues to consolidate the financial statements of RGA even though its ownership percentage has declined to below 50% since the Company has retained control of RGA through a majority representation on RGA's Board of Directors during 2001, 2000, and 1999.

     In October 2001, GenAmerica contributed the common stock in GAMCO, which had a value of $37 million, to General American. The consolidated financial statements have been restated as if this transfer took place January 1, 1999.

     The Company uses the equity method to account for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

     Minority interest related to consolidated entities included in other liabilities was $504 million and $494 million at December 31, 2001 and 2000, respectively.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The significant accounting policies and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

INVESTMENTS

     The Company's principal investments are in fixed maturities, mortgage loans and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

other comprehensive income (loss), net of deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

     Real estate, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net realized investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets equal to the net statutory reserves are withheld and legally owned by the ceding company. Interest accrues to these funds withheld at rates defined by the treaty terms.

DERIVATIVE INSTRUMENTS

     The Company uses derivative instruments to manage risk through one of four principal risk management strategies: the hedging of liabilities, invested assets, portfolios of assets or liabilities and anticipated transactions. Additionally, the Company enters into income generation and replication derivative transactions as permitted by its derivatives use plan that was approved by the Missouri State Insurance Department (the "Department"). The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit and foreign currency swaps, foreign exchange contracts, and options, including caps and floors.

     On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify as a hedge, according to Statement of Financial Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the derivative is recorded at fair value and changes in its fair value are reported in net investment gains or losses.

     The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, (v) a hedged firm commitment no longer meets the definition of a firm commitment, or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments, (ii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, (iii) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies, and (iv) other instruments to hedge the cash flows of various other anticipated transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

     The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments, (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments, and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

     When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the consolidated balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

CASH AND CASH EQUIVALENTS

     The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from ten to 40 years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $19 million and $21 million at December 31, 2001 and 2000, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $28 million and $46 million at December 31, 2001 and 2000, respectively.

POLICY AND CONTRACT CLAIMS

     The Company establishes a liability for unpaid claims based on estimates of the ultimate cost of claims incurred, which is comprised of aggregate case basis estimates, average claim costs for reported claims, and estimates of incurred but not reported losses based on past experience. Policy and contract claims include a provision for both life and accident and health claims. Management believes the liabilities for unpaid claims are adequate to cover the ultimate liability; however, due to the underlying risks and the high degree of uncertainty associated with the determination of the liability for unpaid claims, the amounts which will ultimately be paid to settle these liabilities cannot be precisely determined and may vary from the estimated amount included in the consolidated balance sheets.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Deferred policy acquisition costs related to internally replaced contracts are expensed at date of replacement.

     Value of business acquired, included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

     Information regarding deferred policy acquisition costs, including value of business acquired, is as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                          -------------------------------------
                                                                                  PREDECESSOR'S
                                                                                      BASIS
                                                                                  -------------
                                                            2001        2000          1999
                                                          ---------   ---------   -------------
                                                          (DOLLARS IN MILLIONS)
Balance at January 1....................................   $1,588      $1,566        $  774
Capitalization of policy acquisition costs..............      610         446           325
                                                           ------      ------        ------
          Total.........................................    2,198       2,012         1,099
                                                           ------      ------        ------
Amortization allocated to:
  Net investment (losses) gains.........................      (15)         28            (8)
  Unrealized investment (losses) gains..................        7          59          (342)
  Other expenses........................................      342         337           162
                                                           ------      ------        ------
          Total amortization............................      334         424          (188)
                                                           ------      ------        ------
Balance at December 31..................................   $1,864      $1,588        $1,287
                                                           ======      ======        ======

     Amortization of deferred policy acquisition costs, including value of business acquired, is allocated to (a) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (b) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs, including value of business acquired, that would have been amortized if such gains and losses had been realized and (c) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

     Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs, including value of business acquired. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

GOODWILL

     The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over of 20 years. The Company reviews goodwill to assess recoverability from

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

future operations using undiscounted cash flows. Impairments are recognized in operating results when permanent diminution in value was deemed to have occurred.

                                                              YEARS ENDED
                                                              DECEMBER 31
                                                              -----------
                                                              2001   2000
                                                              ----   ----
                                                              (DOLLARS IN
                                                               MILLIONS)
Net Balance at January 1....................................  $257   $289
Amortization................................................   (15)   (17)
Dispositions................................................   (42)   (15)
                                                              ----   ----
Net Balance at December 31..................................  $200   $257
                                                              ====   ====

                                                              DECEMBER 31
                                                              -----------
                                                              2001   2000
                                                              ----   ----
                                                              (DOLLARS IN
                                                               MILLIONS)
Accumulated Amortization....................................  $32    $17
                                                              ===    ===

     See "--Application of Accounting Pronouncements" below regarding changes in amortization and impairment testing effective January 1, 2002.

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 2% to 8%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

     Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 8%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 3% to 16%, less expenses, mortality charges and withdrawals.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

POLICYHOLDER DIVIDENDS

     Policyholder dividends are approved annually by the boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance companies.

PARTICIPATING BUSINESS

     Participating business represented approximately 80% and 87% of the Company's life insurance in-force, and 75% and 78% of the number of life insurance policies in-force, at December 31, 2001 and 2000, respectively. Participating policies represented 80%, 82%, and 86% of the gross life insurance premiums for the years ended December 31, 2001, 2000, and 1999, respectively. The percentages indicated are calculated excluding the business of the reinsurance line of business.

INCOME TAXES

     The Company and its includable life insurance file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate tax returns or separate consolidated tax returns. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

REINSURANCE

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported as offsets to other expenses.

     The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets/liabilities. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

SEPARATE ACCOUNTS

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders, and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

FOREIGN CURRENCY TRANSLATION

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported in earnings.

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The effect of the adoption of SFAS 133, as of January 1, 2001, had no material impact on other comprehensive income or on net income. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

     Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

     Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

     In June 2001, the FASB issued SFAS No. 141, Business Combinations("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets("SFAS 142"). SFAS 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $15 million and $17 million for the years ended December 31, 2001 and 2000, respectively. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its consolidated financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the impairment requirements by December 31, 2002.

     In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company did not have a material impact on the Company's consolidated financial statements at the date of adoption.

     Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

     Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

     The FASB is currently deliberating the issuance of an interpretation of SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries, to provide additional guidance to assist companies in identifying and accounting for Special Purpose Entities ("SPE's"), including when SPE's should be consolidated by the investor. The interpretation would introduce a concept that consolidation would be required by the primary beneficiary of the activities of an SPE unless the SPE can meet certain substantive independent economic substance criteria. It is not possible to determine at this time what conclusions will be included in the final interpretation; however, the result could impact the accounting treatment of these entities.

     The FASB is currently deliberating the issuance of a proposed statement that would amend SFAS No. 133. The proposed statement will address and resolve certain pending Derivatives Implementation Group ("DIG") issues. The outcome of the pending DIG issues and other provisions of the statement could impact the Company's accounting for beneficial interest, loan commitments and other transactions deemed to be derivatives under the new statement. The Company's accounting for such transactions is currently based on management's best interpretation of the accounting literature as of April 12, 2002.

RECLASSIFICATION

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2001 presentation.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

2.  INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

     Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                            GROSS
                                                              COST OR    UNREALIZED
                                                             AMORTIZED   -----------   ESTIMATED
                                                               COST      GAIN   LOSS   FAIR VALUE
                                                             ---------   ----   ----   ----------
                                                                    (DOLLARS IN MILLIONS)
Fixed Maturities:
  Bonds:
     U.S. Treasury securities and obligations of U.S.
       government corporations and agencies................   $  197     $  3   $  3     $  197
     States and political subdivisions.....................        1       --     --          1
     Foreign governments...................................      760       81     23        818
     Corporate.............................................    4,458      176     90      4,544
     Mortgage- and asset-backed securities.................    2,795       81     64      2,812
     Other.................................................      932       38     43        927
                                                              ------     ----   ----     ------
     Total fixed maturities................................   $9,143     $379   $223     $9,299
                                                              ======     ====   ====     ======
Equity Securities:
  Common stocks............................................   $   19     $  9   $  1     $   27
  Nonredeemable preferred stocks...........................       82        1     --         83
                                                              ------     ----   ----     ------
     Total equity securities...............................   $  101     $ 10   $  1     $  110
                                                              ======     ====   ====     ======

     Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                                            GROSS
                                                              COST OR    UNREALIZED
                                                             AMORTIZED   -----------   ESTIMATED
                                                               COST      GAIN   LOSS   FAIR VALUE
                                                             ---------   ----   ----   ----------
                                                                    (DOLLARS IN MILLIONS)
Fixed Maturities:
  Bonds:
     U.S. Treasury securities and obligations of U.S.
       government corporations and agencies................   $   67     $  3   $ --     $   70
     Foreign governments...................................      874       91     41        924
     Corporate.............................................    4,344      106    161      4,289
     Mortgage- and asset-backed securities.................    2,373       96     34      2,435
     Other.................................................      896       31     24        903
                                                              ------     ----   ----     ------
     Total fixed maturities................................   $8,554     $327   $260     $8,621
                                                              ======     ====   ====     ======
Equity Securities:
  Common stocks............................................   $   34     $  3   $  8     $   29
                                                              ======     ====   ====     ======

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $438 million and $393 million at December 31, 2001 and 2000, respectively. Non-income producing fixed maturities were insignificant.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:

                                                               COST OR
                                                              AMORTIZED   ESTIMATED
                                                                COST      FAIR VALUE
                                                              ---------   ----------
                                                              (DOLLARS IN MILLIONS)
Due in one year or less.....................................   $  208       $  212
Due after one year through five years.......................    1,409        1,448
Due after five years through ten years......................    1,853        1,892
Due after ten years.........................................    2,878        2,935
                                                               ------       ------
          Total.............................................    6,348        6,487
Mortgage- and asset-backed securities.......................    2,795        2,812
                                                               ------       ------
          Total bonds.......................................   $9,143       $9,299
                                                               ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales of securities classified as available-for-sale were as follows:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                              ---------------------
                                                                2001        2000
                                                              ---------   ---------
                                                              (DOLLARS IN MILLIONS)
Proceeds....................................................   $2,293      $1,167
Gross realized gains........................................      111          72
Gross realized losses.......................................      104          58

     Gross investment losses above exclude writedowns recorded during 2001, 2000 and 1999 for other than temporarily impaired available-for-sale securities of $52 million, $41 million and $68 million, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $ 305 million and $371 million at December 31, 2001 and 2000, respectively. The Company's securities held in trust to satisfy collateral requirements had an amortized cost of $1,218 million and $1,234 million at December 31, 2001 and 2000, respectively.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate were categorized as follows:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                                2001        2000
                                                              ---------   ---------
                                                              (DOLLARS IN MILLIONS)
Commercial mortgage loans...................................   $1,359      $1,512
Less: Valuation allowances..................................       25           8
                                                               ------      ------
     Mortgage loans.........................................   $1,334      $1,504
                                                               ======      ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2001, approximately 18%, 9% and 9% of the properties were located in California, Texas and Georgia, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

     Changes in mortgage loan valuation allowances were as follows:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2001          2000
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Balance at January 1........................................    $ 8           $7
Additions...................................................     21            1
Deductions for writedowns and dispositions..................     (4)          --
                                                                ---           --
Balance at December 31......................................    $25           $8
                                                                ===           ==

     A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2001          2000
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Impaired mortgage loans with valuation allowances...........   $122           $76
Impaired mortgage loans without valuation allowances........     11            25
                                                               ----           ---
          Total.............................................    133           101
Less: Valuation allowances..................................     25             8
                                                               ----           ---
     Impaired mortgage loans................................   $108           $93
                                                               ====           ===

     The average investment in impaired mortgage loans on real estate was $57 million, $78 million and $75 million for the years ended December 31, 2001, 2000 and 1999, respectively. Interest income on impaired mortgage loans was $10 million, $7 million and $4 million for the years ended December 31, 2001, 2000 and 1999, respectively.

     The investment in restructured mortgage loans on real estate was $9 million and $15 million at December 31, 2001 and 2000, respectively. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the years ended December 31, 2001, and 2000, respectively.

     Mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure had an amortized cost of $11 million and $9 million at December 31, 2001 and 2000, respectively.

REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:

                                                                   DECEMBER 31,
                                                              ----------------------
                                                                2001          2000
                                                              --------      --------
                                                              (DOLLARS IN MILLIONS)
Real estate and real estate joint ventures
  held-for-investment.......................................    $ 96          $ 60
Real estate and real estate joint ventures held-for-sale....      22            63
Valuation allowance.........................................      (3)           (3)
                                                                ----          ----
          Total.............................................      19            60
                                                                ----          ----
Real estate and real estate joint ventures..................    $115          $120
                                                                ====          ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     Accumulated depreciation on real estate was $9 million at December 31, 2001 and 2000, respectively.

     Real estate and real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2001               2000
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                              (DOLLARS IN MILLIONS)
Office...............................................   $ 83       72%     $ 91       76%
Retail...............................................      8        7%       --        0%
Land.................................................     22       19%       22       18%
Other................................................      2        2%        7        6%
                                                        ----      ---      ----      ---
          Total......................................   $115      100%     $120      100%
                                                        ====      ===      ====      ===

     The Company's real estate holdings are primarily located throughout the United States. At December 31, 2001, approximately 73% of the Company's real estate holdings were located in California.

     Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                              ----------------------
                                                               2001           2000
                                                              -------        -------
                                                              (DOLLARS IN MILLIONS)
Balance at January 1........................................    $(3)           $--
Deductions for writedowns and dispositions..................     --             (3)
                                                                ---            ---
Balance at December 31......................................    $(3)           $(3)
                                                                ===            ===

     Investment expense related to impaired real estate and real estate joint ventures held-for-investment was $0 and $2 million for the years ended December 31, 2001 and 2000, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $0 and $2 million at December 31, 2001 and 2000, respectively.

     The Company owned real estate acquired in satisfaction of debt of $11 million and $9 million at December 31, 2001 and 2000, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                          -------------------------------------
                                                                                  PREDECESSOR'S
                                                                                      BASIS
                                                                                  -------------
                                                            2001        2000          1999
                                                          ---------   ---------   -------------
                                                          (DOLLARS IN MILLIONS)
Fixed maturities........................................   $  699      $  705        $  751
Equity securities.......................................        3           1             2
Mortgage loans on real estate...........................      119         133           175
Real estate and real estate joint ventures..............       12           7            25
Policy loans............................................      172         158           145
Other limited partnership interests.....................        1          --            --
Cash, cash equivalents and short-term investments.......       30          35            50
Other...................................................       90          78            32
                                                           ------      ------        ------
          Total.........................................    1,126       1,117         1,180
Less: Investment expenses...............................      (15)         (7)          (20)
                                                           ------      ------        ------
     Net investment income..............................   $1,111      $1,110        $1,160
                                                           ======      ======        ======

NET INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses), including changes in valuation allowances, were as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------
                                                                                   PREDECESSOR'S
                                                                                       BASIS
                                                                                   -------------
                                                            2001          2000         1999
                                                          --------      --------   -------------
                                                          (DOLLARS IN MILLIONS)
Fixed maturities........................................    $(58)         $(27)        $(260)
Equity securities.......................................      13            --             5
Mortgage loans on real estate...........................     (21)           (3)           --
Real estate and real estate joint ventures..............      (8)           14            36
Other limited partnership interests.....................      (6)           --            --
Sales of businesses.....................................      35            --            43
Other...................................................      42            94            11
                                                            ----          ----         -----
          Total.........................................      (3)           78          (165)
Amounts allocable to deferred policy acquisition
  costs.................................................      15           (28)            8
                                                            ----          ----         -----
          Net realized investment (losses) gains........    $ 12          $ 50         $(157)
                                                            ====          ====         =====

     Investment gains and losses have been reduced by deferred policy acquisition cost, including value of business acquired amortization to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------
                                                                                   PREDECESSOR'S
                                                                                       BASIS
                                                                                   -------------
                                                            2001          2000         1999
                                                          ---------     --------   -------------
                                                          (DOLLARS IN MILLIONS)
Fixed maturities........................................    $ 156         $ 72         $(660)
Equity securities.......................................        9           (5)            7
Other invested assets...................................       37           45            51
                                                            -----         ----         -----
          Total.........................................      202          112          (602)
                                                            -----         ----         -----
Amounts allocable to deferred policy acquisition
  costs.................................................      (65)         (59)          186
Deferred income taxes...................................      (55)         (24)          170
                                                            -----         ----         -----
          Total.........................................     (120)         (83)          356
                                                            -----         ----         -----
          Net unrealized investment gains (losses)......    $  82         $ 29         $(246)
                                                            =====         ====         =====

     The changes in net unrealized investment gains (losses) included in accumulated other comprehensive income were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------
                                                                                 PREDECESSOR'S
                                                                                     BASIS
                                                                                 -------------
                                                          2001          2000         1999
                                                         -------       -------   -------------
                                                         (DOLLARS IN MILLIONS)
Balance at January 1...................................   $ 29          $ --         $  88
Unrealized investment gains during the year............     90           112            --
Unrealized investment gains (losses) relating to
  deferred policy acquisition costs....................     (6)          (59)         (520)
Deferred income taxes..................................    (31)          (24)          186
                                                          ----          ----         -----
Balance at December 31.................................   $ 82          $ 29         $(246)
                                                          ====          ====         =====
Net change in unrealized investment gains..............   $ 53          $ 29         $ 334
                                                          ====          ====         =====

3.  DERIVATIVE INSTRUMENTS

     The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2001 and 2000:

                                                   2001                                          2000
                                -------------------------------------------   -------------------------------------------
                                                         CURRENT MARKET                                CURRENT MARKET
                                                          OR FAIR VALUE                                 OR FAIR VALUE
                                CARRYING   NOTIONAL   ---------------------   CARRYING   NOTIONAL   ---------------------
                                 VALUE      AMOUNT    ASSETS   LIABILITIES     VALUE      AMOUNT    ASSETS   LIABILITIES
                                --------   --------   ------   ------------   --------   --------   ------   ------------
                                                                  (DOLLARS IN MILLIONS)
Interest rate swaps...........    $34        $483      $34        $  --         $38       $1,143     $38        $  --
Exchange traded options.......     --          --       --           --           1            4       1           --
                                  ---        ----      ---        -----         ---       ------     ---        -----
Total contractual
  commitments.................    $34        $483      $34        $  --         $39       $1,147     $39        $  --
                                  ===        ====      ===        =====         ===       ======     ===        =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2001 and 2000:

                                          DECEMBER 31, 2000               TERMINATIONS/   DECEMBER 31, 2001
                                           NOTIONAL AMOUNT    ADDITIONS    MATURITIES      NOTIONAL AMOUNT
                                          -----------------   ---------   -------------   -----------------
                                                                (DOLLARS IN MILLIONS)
BY DERIVATIVE TYPE
Interest rate swaps.....................       $1,143           $  --         $660              $483
Exchange traded options.................            4              --            4                --
                                               ------           -----         ----              ----
Total contractual commitments...........       $1,147           $  --         $664              $483
                                               ======           =====         ====              ====
BY STRATEGY
Liability hedging.......................       $1,147           $  --         $664              $483
                                               ------           -----         ----              ----
Total contractual commitments...........       $1,147           $  --         $664              $483
                                               ======           =====         ====              ====

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2001:

                                                            REMAINING LIFE
                                  -------------------------------------------------------------------
                                  ONE YEAR     AFTER ONE YEAR     AFTER FIVE YEARS
                                  OR LESS    THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                                  --------   ------------------   -----------------   ---------------   -----
                                                             (DOLLARS IN MILLIONS)
Interest rate swaps.............    $61             $170                $105               $147         $483
                                    ---             ----                ----               ----         ----
Total contractual commitments...    $61             $170                $105               $147         $483
                                    ===             ====                ====               ====         ====

     The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2001 and 2000:

                                                            2001                           2000
                                                ----------------------------   ----------------------------
                                                            CURRENT MARKET                 CURRENT MARKET
                                                             OR FAIR VALUE                  OR FAIR VALUE
                                                NOTIONAL   -----------------   NOTIONAL   -----------------
                                                 AMOUNT    ASSET   LIABILITY    AMOUNT    ASSET   LIABILITY
                                                --------   -----   ---------   --------   -----   ---------
BY HEDGE TYPE
Not designated................................    $483      $34       $--       $1,147     $39       $--
                                                  ====      ===       ==        ======     ===       ==

     For the year ended December 31, 2001, the amount of hedge ineffectiveness for fair value and cash flow hedges was insignificant and there were no discontinued fair value or cash flow hedges.

     For the years ended December 31, 2001, 2000 and 1999, the Company recognized net investment income/(loss) of $11 million, $(1) million and $0 million, respectively, from the periodic settlement of interest rate swaps.

     The Company did not have any effective cash flow hedges and since the Company followed mark to market accounting in previous years the Company did not have a SFAS 133 transition adjustment.

     For the year ended December 31, 2001, the Company recognized net investment expense of $1 million and net investment gains of $19 million from derivatives not designated as accounting hedges. The use of these non-speculative derivatives is permitted by the Department.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

4.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                   DECEMBER 31, 2001
                                                            --------------------------------
                                                            NOTIONAL   CARRYING   ESTIMATED
                                                             AMOUNT     VALUE     FAIR VALUE
                                                            --------   --------   ----------
                                                                 (DOLLARS IN MILLIONS)
ASSETS:
  Fixed maturities........................................              $9,299      $9,299
  Equity securities.......................................                 110         110
  Mortgage loans on real estate...........................               1,334       1,423
  Policy loans............................................               2,452       2,452
  Short-term investments..................................                 164         164
  Cash and cash equivalents...............................                 535         535
  Mortgage loan commitments...............................    $108          --          --
LIABILITIES:
  Policyholder account balances...........................               6,286       6,188
  Short-term debt.........................................                   9           9
  Long-term debt..........................................                 425         441
OTHER:
  Company-obligated mandatorily redeemable securities of
     subsidiary trusts....................................                 158         158

                                                                   DECEMBER 31, 2000
                                                            --------------------------------
                                                            NOTIONAL   CARRYING   ESTIMATED
                                                             AMOUNT     VALUE     FAIR VALUE
                                                            --------   --------   ----------
                                                                 (DOLLARS IN MILLIONS)
ASSETS:
  Fixed maturities........................................              $8,621      $8,621
  Equity securities.......................................                  29          29
  Mortgage loans on real estate...........................               1,504       1,573
  Policy loans............................................               2,368       2,368
  Short-term investments..................................                  56          56
  Cash and cash equivalents...............................                 598         598
  Mortgage loan commitments...............................    $16           --          --
LIABILITIES:
  Policyholder account balances...........................               5,468       5,658
  Long-term debt..........................................                 299         294

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE AND MORTGAGE LOAN COMMITMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

SHORT-TERM AND LONG-TERM DEBT AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     The fair values of short-term and long-term debt and Company-obligated mandatorily redeemable securities of subsidiary trusts are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

DERIVATIVE INSTRUMENTS

     The fair value of derivative instruments, including interest rate and exchange-traded options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

5.  EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

     Effective January 1, 2001, the Company's employees became employees of Metropolitan Life. This transition affected the provision of employee benefit plans as described below:

     The Company continues to sponsor and administer a defined benefit plan covering all existing and eligible active and retired employees as of January 1, 2001. Retirement benefits are based on years of credited service and final average earnings history.

     The Company also continues to offer several non-qualified, defined benefit, and defined contribution plans to existing directors and management associates.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     Prior to January 1, 2001, the Company provided certain health care and life insurance benefits for retired employees. As of January 1, 2001, most postretirement benefits were merged into the postretirement benefit plans of MetLife, Inc. Consistent with the Company's former plan, employees may become eligible for these benefits under the MetLife, Inc. plan if they attain retirement age, with sufficient service, while working for MetLife, Inc.

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              -----------------   ---------------
                                                               2001      2000      2001     2000
                                                              -------   -------   ------   ------
                                                                     (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $170      $160      $37      $ 37
  Service cost..............................................      4         7       --         1
  Interest cost.............................................     12        12       --         3
  Acquisitions..............................................    (12)       --       --        --
  Actuarial losses (gains)..................................     10        --        1        (2)
  Curtailments and terminations.............................      1         1       --        --
  Change in benefits........................................      1        (2)      --        --
  Transfers out of controlled groups........................     --        --      (35)       --
  Benefits paid.............................................    (10)       (8)      --        (2)
                                                               ----      ----      ---      ----
Projected benefit obligation at end of year.................    176       170        3        37
                                                               ----      ----      ---      ----
Change in plan assets:
Contract value of plan assets at beginning of year..........    175       179       --        --
  Actual return on plan assets..............................     (4)        2       --        --
  Acquisitions..............................................    (11)       --       --        --
  Employer contribution.....................................      3         2       --         2
  Benefits paid.............................................    (10)       (8)      --        (2)
                                                               ----      ----      ---      ----
Contract value of plan assets at end of year................    153       175       --        --
                                                               ----      ----      ---      ----
Over (under) funded.........................................    (23)        5       (3)      (37)
Unrecognized net asset at transition........................     36        --       --        --
Unrecognized net actuarial losses (gains)...................      1        15       --        (2)
Unrecognized prior service cost.............................     --        (2)      --        --
                                                               ----      ----      ---      ----
Prepaid (accrued) benefit cost..............................   $ 14      $ 18      $(3)     $(39)
                                                               ====      ====      ===      ====
Qualified plan prepaid pension cost.........................   $ 57      $ 61
Non-qualified plan accrued pension cost.....................    (44)      (43)
Unamortized prior service cost..............................      1        --
                                                               ----      ----
Prepaid benefit cost........................................   $ 14      $ 18
                                                               ====      ====

     MetLife, Inc. provides postemployment benefits for eligible employees as of this transition date.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                           NON-QUALIFIED
                                         QUALIFIED PLAN        PLAN            TOTAL
                                         ---------------   -------------   -------------
                                          2001     2000    2001    2000    2001    2000
                                         ------   ------   -----   -----   -----   -----
                                                      (DOLLARS IN MILLIONS)
Aggregate projected benefit
  obligation...........................  $(129)   $(127)   $(47)   $(43)   $(176)  $(170)
Aggregate contract value of plan assets
  (principally Company contracts)......    153      175      --      --      153     175
                                         -----    -----    ----    ----    -----   -----
Over (under) funded....................  $  24    $  48    $(47)   $(43)   $ (23)  $   5
                                         =====    =====    ====    ====    =====   =====

     The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                       PENSION BENEFITS    OTHER BENEFITS
                                                      ------------------   ---------------
                                                         2001       2000    2001     2000
                                                      -----------   ----   ------   ------
                                                             (DOLLARS IN MILLIONS)
Weighted average assumptions at December 31:
Discount rate.......................................     7.40%      7.50%   7.50%    7.50%
Expected rate of return on plan assets..............     9.00%      9.00%    N/A      N/A
Rate of compensation increase.......................  4.95%-5.45%   4.95%    N/A      N/A

     The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were as follows:

                                                              2001   2000
                                                              ----   ----
Present rate, eligible benefits before age 65...............   9.5%  6.5%
Present rate, eligible benefits age 65 and after............  11.5%  6.0%

     The health care cost trend rates are projected to decline gradually to 5.0% by 2006 and to remain at that level thereafter.

     A one percentage point change in assumed health care cost trend rates would not have a material impact on the Company's operations.

     The components of net periodic benefit cost were as follows:

                                                            PENSION BENEFITS    OTHER BENEFITS
                                                            -----------------   ---------------
                                                             2001      2000      2001     2000
                                                            -------   -------   ------   ------
                                                                   (DOLLARS IN MILLIONS)
Service cost..............................................   $  4      $  7       $--      $1
Interest cost.............................................     12        12       --        2
Expected return on plan assets............................    (14)      (16)      --        .
Amortization of prior actuarial gains.....................     --        --       --       --
Curtailment (credit) cost.................................      6         1       --       --
                                                             ----      ----       --       --
Net periodic benefit (credit) cost........................   $  8      $  4       $--      $3
                                                             ====      ====       ==       ==

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

SAVINGS AND INVESTMENT PLANS

     The Company sponsored savings and investment plans for substantially all employees under which the Company matched a portion of employee contributions. The Company contributed $2 million, for the years ended December 31, 2000 and 1999. The Company 401K Plan was merged into Metropolitan Life's SIP plan effective January 1, 2001. All contributions to the SIP plan are made by Metropolitan Life.

6.  SEPARATE ACCOUNTS

     Separate accounts reflect non-guaranteed separate accounts totaling $6,716 million and $6,948 million at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $146 million and $124 million for the years ended December 31, 2001 and 2000 respectively.

7.  DEBT

     Debt consisted of the following:

                                                              DECEMBER 31,
                                                              -------------
                                                              2001    2000
                                                              -----   -----
                                                               (DOLLARS IN
                                                                MILLIONS)
Surplus notes, interest rate 7.625%, maturity date 2024.....  $ 97    $ 97
Fixed rate notes, interest rates ranging from 4.460% to 12%,
  maturity dates ranging from 2004 to 2019..................    30     103
Senior notes, interest rates ranging from 6.750% to 7.250%,
  maturity dates ranging from 2006 to 2011..................   298      98
Other notes with varying interest rates.....................    --       1
                                                              ----    ----
Total long-term debt........................................   425     299
Total short-term debt.......................................     9      --
                                                              ----    ----
          Total.............................................  $434    $299
                                                              ====    ====

     RGA maintains committed and unsecured credit facilities aggregating $180 million (one facility of $140 million, one facility of $18 million and one facility of $22 million, all expiring in 2005). At December 31, 2001 RGA had drawn approximately $24 million under these facilities at interest rates ranging from 4.40% to 4.97%. At December 31, 2001, $342 million and $34 million in letters of credit from various banks were outstanding between the subsidiaries of RGA and unaffiliated entities, respectively.

     On March 1, 2001, RGA entered into a term loan agreement and note whereby it borrowed $75.0 million from MetLife Credit Corp., an affiliate of Metropolitan Life at an interest rate of 75.5 basis points over the 30-day AA financial discount rate on commercial paper. RGA used the proceeds to prepay and terminate a $75.0 million term loan note with General American.

     On December 19, 2001, RGA issued 6.75% Senior Notes with face value of $200.0 million. These senior notes have been registered with the SEC. The net proceeds from the offering were approximately $198.5 million and were used to pay down a balance of $120 million on a revolving credit facility and to prepay and terminate the $75 million term loan with MetLife Credit Corp. Capitalized issuance costs were $2.1 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The aggregate maturities of long-term debt for the Company are $15 million in 2004, $11 million in 2005, $98 million in 2006 and $301 million thereafter.

     Short-term debt of the Company consisted of short-term debt with a interest rate of 6.50% and maturity of 30 days at December 31, 2001.

     Interest expense related to the Company's indebtedness was $38 million and $33 million for the years ended December 31, 2001 and 2000, respectively.

8.  COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     In December 2001, RGA through its wholly-owned trust RGA Capital Trust I (the "Trust") issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051 and
(ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding at December 31, 2001 were $158 million, net of unamortized discount of $67 million.

9.  COMMITMENTS AND CONTINGENCIES

     Over the past several years the Company has faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

     A sales practices class action against the Company has been settled and approved by the United States District Court for the Eastern District of Missouri, and affirmed by the appellate court in October 2001. This case involves approximately 250,000 life insurance policies sold during the period January 1, 1982 through December 31, 1996. A petition for writ of certiorari to the United States Supreme Court has been filed by objectors to the settlement. Implementation of the Company class action settlement is proceeding. The Company expects that the total cost of its class action settlement will be approximately $68 million.

     Certain class members have opted out of the class action settlement described above and have brought or continued non-class action sales practices lawsuits. As of December 31, 2001, there are approximately 40 sales practices lawsuits pending against the Company. The Company continues to defend itself against these lawsuits vigorously. Some individual sales practices claims have been resolved through settlement. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

     The Company believes adequate provision has been made in its financial statements for all reasonably probable and estimable losses for sales practices claims.

     Regulatory authorities in one state have had an investigation or inquiry relating to the Company's sales of individual life insurance policies or annuities. This investigation by regulatory authorities was resolved for monetary payments and certain other relief.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The Company has received and responded to subpoenas for documents and other information from the office of the U.S. Attorney for the Eastern District of Missouri with respect to certain administrative services provided by its former Medicare Unit during the period January 1, 1988 through December 31, 1998, which services ended and which Unit was disbanded prior to MetLife's acquisition of the Company. The subpoenas were issued as part of the Government's criminal investigation alleging that the Company's former Medicare Unit engaged in improper billing and claims payment practices. The Government is also conducting a civil investigation under the federal False Claims Act. The Company is cooperating fully with the Government's investigation. General American and the Government have reached an agreement in principle to resolve all issues through a civil settlement. The Company has recorded an accrual for this settlement. The agreement is subject to approvals and there can be no assurance that it will be approved.

     Various litigation, claims, and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's financial position, operating results or cash flows.

10.  ACQUISITIONS AND DISPOSITIONS

     On July 2, 2001, the Company and MetLife completed the sale of Conning. Conning specializes in asset management for insurance company investment portfolios and investment research. The Company and MetLife received $84 million in the transaction and the Company reported a gain of approximately $36 million, net of income taxes of $14 million.

     On April 18, 2000, MetLife completed its tender offer for all outstanding shares of Conning common stock not already owned by General American for $73 million.

     NaviSys, a wholly owned subsidiary of the Company was sold through two transactions in June, 2000 and November, 2000. The first transaction was a sale of a portion of the business to a business operated by former members of NaviSys management. The proceeds from the sale were $47 million in cash and 2,000,000 shares of common stock of the buyer, representing 10% of the fully diluted ownership of the buyer. The November transaction involved sale of certain assets of the remaining NaviSys business to Liberty Insurance Services Corporation for $10 million in cash before normal purchase price adjustments. There was a $1 million loss in the aggregate on the above mentioned transactions. The Company continues to own the corporation that was formerly NaviSys, now known as Krisman, Inc.

     On January 1, 2000, the Company exited the Group Health business through the Asset Purchase Agreement and related reinsurance arrangements with Great-West Life & Annuity Insurance Company ("Great-West"). This agreement also includes any life business that is directly associated with the health business. The Company was required to reimburse Great-West for up to $10 million in net operating losses incurred during 2000. Actual results of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

operations exceeded the limitation and no reimbursement was required. The Company has received $11 million from Great West in 2001 as a result of the working capital adjustment in accordance with the terms of the Asset Purchase Agreement, which was recorded as income.

     On September 30, 1999, the Company sold its 100 percent ownership in Consultec, LLC to ACS Enterprise Solutions, Inc. Proceeds received net of expenses were $66 million and the realized gain, net of tax, on the sale was $28 million.

11.  RELATED PARTY TRANSACTIONS

     In October 2001, GenAmerica contributed GAMCO, which had a value of $37 million, to the Company.

     In December 2001, the Company paid $8 million in dividends to GenAmerica.

     In January 2000, GenAmerica contributed NaviSys, which had a value of $27 million, to GenAm Holding Company, a subsidiary of the Company.

     In 1999, GenAmerica made capital contributions to the Company of $38 million, $10 million of NaviSys equity, and $20 million of NaviSys bonds. The $38 million contribution consisted of a promissory note from an unrelated party, and was expensed by the Company after it was forgiven under a settlement agreement.

     The following related party transactions occurred in the connection with MetLife's acquisition of GenAmerica:

     The Company paid $40 million to MetLife during 1999 which was returned to GAMHC at the closing on January 6, 2000. This transaction was recorded as a dividend by the Company to GAMHC in the accompanying financial statements.

     GenAmerica contributed $15 million and $300 million of capital to the Company on June 30 and December 26, 2000, respectively.

     MetLife is to indemnify GAMHC for tax refunds attributable to the 1999 tax year per the stock purchase agreement. At December 31, 1999, the Company had a $86 million accrued tax receivable. During 2000, MetLife paid the Company $77 million. In addition, GAMHC is to indemnify MetLife for certain tax liabilities relating to prior years.

     During 1999, the Company paid and expensed approximately $20 million to MetLife as consideration for MetLife's willingness to accept the funding agreement business of the Company as described in Note 1.

     During 1999, GenAmerica paid and expensed $12 million of investment advisory fees related to its acquisition, for which GAMHC and GenAmerica were jointly and severably liable. No costs were incurred in 2000.

     RGA has reinsurance transactions between MetLife and certain of its subsidiaries. Under these agreements, RGA reflected net assumed premiums of approximately $112 million, $110 million, and $108 million in 2001, 2000 and 1999, respectively. The earned premiums reflect the net of business assumed from and ceded to MetLife and its subsidiaries. The pre-tax underwriting gain on this business was approximately $18 million, $17 million and $12 million in 2001, 2000 and 1999, respectively.

     In 2001, the Company entered into a reinsurance agreement with Exeter Reassurance Company, Limited, a subsidiary of MetLife. Under this agreement, the Company reflected ceded premiums of approximately $22 million.

     These transactions are based upon agreed-upon amounts that might differ from amounts that would be charged if such transactions were among third parties.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

12.  INCOME TAXES

     The provision (benefit) for income taxes was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                                            PREDECESSOR'S
                                                                                BASIS
                                                                            -------------
                                                              2001   2000       1999
                                                              ----   ----   -------------
                                                              (DOLLARS IN
                                                               MILLIONS)
Current:
  Federal...................................................  $46    $ 6        $(36)
  Foreign...................................................    9     (1)         12
                                                              ---    ---        ----
                                                               55      5         (24)
                                                              ---    ---        ----
Deferred:
  Federal...................................................    6     45         (68)
  Foreign...................................................   (1)    11           8
                                                              ---    ---        ----
                                                                5     56         (60)
                                                              ---    ---        ----
Provision (benefit) for income taxes........................  $60    $61        $(84)
                                                              ===    ===        ====

     Reconciliations of the income tax provision (benefit) at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                                            PREDECESSOR'S
                                                                                BASIS
                                                                            -------------
                                                              2001   2000       1999
                                                              ----   ----   -------------
                                                              (DOLLARS IN
                                                               MILLIONS)
Tax provision at U.S. statutory rate........................  $34    $61        $(83)
Tax effect of:
  Foreign tax rate in excess of U.S. tax rate...............   (3)     1           1
  Tax preferred investment income...........................   (2)     2          (4)
  Tax credits...............................................   (6)    (7)         (7)
  Litigation related........................................   14
  State tax net of federal benefit..........................    3     --           2
  Corporate owned life insurance............................    4     (4)         (3)
  Goodwill amortization.....................................    7      4           2
  Valuation allowance for carryforward items................    4     --           6
  Sale of subsidiaries......................................    5      5          --
  Other, net................................................   --     (1)          2
                                                              ---    ---        ----
Provision for income taxes..................................  $60    $61        $(84)
                                                              ===    ===        ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                              ------------
                                                              2001    2000
                                                              -----   ----
                                                              (DOLLARS IN
                                                               MILLIONS)
Deferred income tax assets:
  Reserve for future policy benefits........................  $ 124   $  2
  Employee benefits.........................................     36     35
  Investments...............................................     64    106
  Loss and credit carryforwards.............................    255    196
  Other, net................................................    107     74
                                                              -----   ----
                                                                586    413
  Less: valuation allowance.................................     15      8
                                                              -----   ----
                                                                571    405
                                                              -----   ----
Deferred income tax liabilities:
  Deferred policy acquisition costs.........................    510    398
  Net unrealized investment gains...........................     59      7
  Other.....................................................    105     71
                                                              -----   ----
                                                                674    476
                                                              -----   ----
Net deferred income tax liability...........................  $(103)  $(71)
                                                              =====   ====

     The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is due to the fact that the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize.

     The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2001 and 2000, a valuation allowance for deferred tax assets of approximately $15 million and $8 million respectively, was provided on the capital losses of RGA, Inc. and the net operating losses of RGA's Australian, Argentine, South African and U.K. subsidiaries. At December 31, 2001, the Company's subsidiaries had net operating loss carryforwards of $521 million and capital loss carryforwards of $127 million. The remaining loss carryforwards are expected to be utilized during the period allowed.

     The Company has been audited by the Internal Revenue Service for the years through and including 1994. The Company is being audited for the years 1995-2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements. During 2001, 2000 and 1999 the Company paid/(received refunds of) taxes totalling approximately $38 million, ($64) million and $77 million respectively. The Company is party to a written tax sharing agreement.

13.  REINSURANCE

     The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. Risks in excess of $4 million on single

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

survivorship policies and joint survivorship policies are 100 percent coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                          -------------------------------------
                                                                                  PREDECESSOR'S
                                                                                      BASIS
                                                                                  -------------
                                                            2001        2000          1999
                                                          ---------   ---------   -------------
                                                          (DOLLARS IN MILLIONS)
Direct premiums.........................................   $  553      $  705        $1,140
Reinsurance assumed.....................................    1,841       1,772         1,668
Reinsurance ceded.......................................     (304)       (527)         (417)
                                                           ------      ------        ------
Net premiums............................................   $2,090      $1,950        $2,391
                                                           ======      ======        ======
Reinsurance recoveries netted against policyholder
  benefits..............................................   $  106      $  117        $  216
                                                           ======      ======        ======

     Reinsurance recoverables, included in premiums and other receivables, were $451 million and $456 million at December 31, 2001 and 2000, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $145 million and $50 million at December 31, 2001 and 2000, respectively.

14.  STOCKHOLDER'S EQUITY

DIVIDEND RESTRICTIONS

     The Company and its insurance subsidiaries are subject to limitations on the payment of dividends to their parents. Generally, dividends during any year may not be paid without prior regulatory approval, in excess of the lessor of (and with respect to life and health subsidiaries in Missouri, in excess of the greater of): (a) ten percent of the insurance subsidiaries' statutory surplus as of the preceding December 31 or (b) the insurance subsidiaries' statutory gain from operations for the preceding year. As of December 31, 2001, the Company could pay GenAmerica a stockholder dividend of $77 million without prior approval of the Department.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

15.  STATUTORY EQUITY AND INCOME

     The reconciliations of insurance subsidiaries' statutory capital and surplus determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities, with stockholder's equity determined in conformity with generally accepted accounting principles were as follows:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                                2001        2000
                                                              ---------   ---------
                                                              (DOLLARS IN MILLIONS)
Statutory capital and surplus...............................   $  777      $  986
GAAP adjustments for:
  Future policy benefits and policyholders account
     balances...............................................     (710)       (985)
  Deferred policy acquisition costs.........................    1,864       1,588
  Deferred income taxes.....................................     (208)        137
  Valuation of investments..................................      494         220
  Statutory asset valuation reserves........................       83          67
  Statutory interest maintenance reserve....................        5           6
  Surplus notes.............................................     (107)       (107)
  Change in nonadmitted assets..............................      201         147
  Other, net................................................     (475)       (252)
                                                               ------      ------
Stockholder's Equity........................................   $1,924      $1,807
                                                               ======      ======

     The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The impact of adoption did not materially impact statutory capital and surplus. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

     Statutory net loss of the Company, as filed with the Missouri Insurance Department, was $111 million, $42 million, and $121 million for the years ended 2001, 2000 and 1999, respectively; statutory capital and surplus, as filed was $777 million and $986 million at December 31, 2001 and 2000, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999



16.  OTHER COMPREHENSIVE INCOME (LOSS)


     The following table sets forth the reclassification adjustments required for the years ended December 31, 2001 and 2000 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:


                                                                           PREDECESSOR'S
                                                                               BASIS
                                                                           -------------
                                                            2001    2000       1999
                                                            ----    ----   -------------
                                                            (DOLLARS IN
                                                             MILLIONS)
Holding gains (losses) on investments arising during the
  year....................................................  $133    $ 93       $(754)
Income tax effect of holding gains or losses..............   (55)    (40)        267
Reclassification adjustments:
  Recognized holding losses (gains) included in current
     year income..........................................    30     (40)        234
  Amortization of premium and discount on investments.....   (64)     16         (81)
  Recognized holding losses allocated to other
     policyholder amounts.................................   (15)     --          --
  Income tax effect.......................................    20      --          --
Allocation of holding losses on investments relating to
  other policyholder amounts..............................     7      --          --
Income tax effect of allocation of holding losses to other
  policyholder amounts....................................    (3)     --          --
                                                            ----    ----       -----
Net unrealized investment gains (losses)..................    53      29        (334)
                                                            ----    ----       -----
Foreign currency translation adjustments arising during
  the year................................................     2     (10)         13
                                                            ----    ----       -----
Other comprehensive income (loss).........................  $ 55    $ 19       $(321)
                                                            ====    ====       =====

                    GENERAL AMERICAN LIFE INSURANCE COMPANY


                                 700 MARKET ST.


                              ST. LOUIS, MO 63101



                                    RECEIPT



     This is to acknowledge receipt of a Flexible Premium Variable Life Insurance Policy Prospectus dated May 1, 2002. This Variable Life Policy is offered by General American Life Insurance Company.



---------------------------------------------  ---------------------------------------------
(Date)                                         (Client's Signature)

                                     PART II

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation. When any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the Fact that he is or was a director, officer, employee, or agent of the corporation, indemnification may be paid unless such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation. In the event of such a determination indemnification is allowed if a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity to any person who is or was a director, officer, employee, or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

In accordance with Missouri law, General American's Board of Directors, at its meeting on 19 November 1987, and the policyholders of General American at the annual meeting held on 26 January 1988, adopted the following resolutions:

                  "BE IT RESOLVED THAT

         1. The company shall indemnify any person who is, or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative, or investigative action, proceeding, or claim (including an action by or in the right of the company), by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

         2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity which holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATIONS PURSUANT TO SECTION 26(F)

General American Life Insurance Company hereby represents that the fees and charges deducted under the Policies described in the prospectus are, in the aggregate, reasonable in relation to the services rendered, the expenses expected, and the risks assumed by General American Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

         The facing sheet.

         A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.

         The prospectus consisting of 187 pages.

         The undertaking to file reports required by Section 15(d) of the 1934 Act.

         The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.

         Representations.

         The signatures.

Written consents of the following persons:

                  Matthew P. MCauley, Esq. (see Exhibit 3(i) below) Karen A. King, FSA, MAAA (see Exhibit 3(ii) below) Sutherland Asbill & Brennan LLP (see Exhibit 6 below) Independent Auditors (see Exhibit 11 below)

         The following exhibits:

        1.A.(1)               Resolution of the Board of Directors of General
                              American authorizing establishment of the Separate
                              Account 3
            (2)               None
            (3)  (a)          Principal Underwriting Agreement between General
                              American Distributors, Inc. and General American
                              Life Insurance Company 7
                 (b)          Proposed Form of Selling Agreement 3
                 (c)          Form of Selling Agreement between General American
                              Life Insurance Company, General American Distributors,
                              Inc. and other companies 7
                 (d)          Commission Schedule for Policies 3
            (4)               None
            (5)  (a)          Forms of Joint & Survivor Variable Universal Life
                              98 Policy 2
                 (b)          Riders to the Policy 2
            (6)  (a)          Amended Charter and Articles of Incorporation of
                              General American 1
                 (b)          Amended and restated By-Laws of General American 1
            (7)               None
            (8)               None
            (9)               None
            (10)              Form of Application for each insured 2
        2.                    See Exhibit 3(i)
        3.  (i)               Opinion and Consent of Matthew P. McCauley, Esquire
            (ii)              Opinion and Consent of Karen A. King, FSA,MAAA
        4.                    None
        5.                    Inapplicable
        6.                    Consent of Sutherland Asbill & Brennan LLP
        7.  (i)               Powers of Attorney 6
            (ii)              Powers of Attorney 9
        8.                    Inapplicable
        9.                    Inapplicable
        10.                   Inapplicable
        11.                   Consents of Independent Auditors
        12.                   Inapplicable

        13. (i) Memorandum describing General American's issuance, transfer, and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(13)(v)(B) and General American's procedure for conversion to a fixed benefit policy pursuant to Rule
                              6e-3(T)(b)(13)(v)(B). 3
        14. (i)               Form of Agreement to Purchase Shares of General
                              American Capital Company 3
            (ii)              Participation Agreement among Variable Insurance
                              Products Fund, Fidelity Distributors Corporation and General American Life Insurance Company 4
            (iii)             Participation Agreement among Variable Insurance
                              Products Fund II, Fidelity Distributors Corporation and General American Life Insurance Company 4
            (iv)              Form of Fund Participation Agreement between
                              General American and J.P. Morgan Series Trust II 2
            (v)               Form of Fund Participation Agreement among General
                              American, Van Eck Investment Trust and Van Eck
                              Associates Corporation 2
            (vi)              Form of Shareholder Services Agreement with
                              American Century Investment Management, Inc. for
                              Variable Portfolios 2
            (vii)             Participation Agreement among General American
                              Life Insurance Company, SEI Insurance Products
                              Trust and SEI Investments Distribution Company 4
            (viii)            Participation Agreement among Metropolitan Series
                              Fund, Inc., Metropolitan Life Insurance Company and General American Life Insurance Company 5
            (ix)              Participation Agreement among New England Zenith
                              Fund, New England Investment Management, Inc.,
                              New England Securities Corporation and General
                              American Life Insurance Company 5
            (x)               Form of Participation Agreement among Met Investors
                              Series Trust, Met Investors Advisory Corp., General
                              American Distributors, Inc. and General American
                              Life Insurance Company 9
            (xi)              Form of Participation Agreement among American Funds
                              Insurance Series, Capital Research and Management
                              Company, General American Distributors, Inc. and
                              General American Life Company 9

1 Incorporated by reference to the initial filing of the Registration Statement, File No. 333-53673 (JSVUL), on
                 May 27, 1998.
2 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-53477 (VUL 98),
                 July 31, 1998.
3                Incorporated by reference to the Post-Effective Amendment
                 No. 16 to the Registration Statement, File No. 33-10146,
                 (VUL 95), April 28, 2000.
4 Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, File No. 333-53477 (VUL 98),
                 April 28, 2000.
5                Incorporated by reference to Post-Effective Amendment
                 No. 2 to the Registration Statement, File No. 333-83625
                 (Destiny), May 1, 2001.
6                Incorporated by reference to Post-Effective Amendment No.
                 4 to the Registration Statement, File No. 333-53477 (VUL98),
                 May 1, 2001
7 Incorporated by reference to the Registration Statement, File No. 333-64216 (EBVUL), filed June 29, 2001.
8 Incorporated by reference to the Registration Statement, File No. 333-73672, filed November 19, 2001.
9                Incorporated by reference to Post-Effective Amendment
                 No. 5 to the Registration Statement, File No. 333-53477, filed April 30, 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, General American Life Insurance Company and General American Separate Account Eleven represent that this Post-Effective Amendment meets all of the requirements for effectiveness under Rule 485(b) of that Act and have duly caused this amended Registration Statement to be signed on their behalf by the undersigned thereunto duly authorized, and the seal of General American Life Insurance Company to be hereunto affixed and attested, all in the City of St. Louis, State of Missouri, on the 29th day of April, 2002.

                                             GENERAL AMERICAN SEPARATE
                                             ACCOUNT ELEVEN (Registrant)
(Seal)                                       BY: GENERAL AMERICAN LIFE
                                              INSURANCE COMPANY (for
                                             Registrant and as Depositor)

Attest: /s/ Joyce W. Hillebrand               By: /s/ Matthew P. McCauley
        --------------------------               -----------------------------
            Joyce W. Hillebrand                       Matthew P. McCauley
            Assistant Secretary                       General Counsel, Vice
                                                      President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2002.

Signature                                         Title
---------                                         -----
                                         Chairman, Chief Executive
           **                              Officer and President
-------------------------               (Principal Executive Officer)
James M. Benson

            *                                    Director
-------------------------
William E. Cornelius

            *                                    Director
-------------------------
John C. Danforth

           **                                    Director
-------------------------
Arnold W. Donald

           **                                    Director
-------------------------
Jerald L. Kent

           **                             Vice President and Chief
-------------------------                    Financial Officer
Timothy J. Klopfenstein                (Principal Accounting Officer)

            *                                    Director
-------------------------
Stewart G. Nagler

            *                                    Director
-------------------------
Craig D. Schnuck

            *                                    Director
-------------------------
William P. Stiritz

            *                                    Director
-------------------------
Andrew C. Taylor

            *                                    Director
-------------------------
Robert L. Virgil, Jr.

            *                                    Director
-------------------------
Lisa M. Weber

            *                                    Director
-------------------------
Virginia V. Weldon

By:        /s/ Matthew P. McCauley
         -----------------------------
               Matthew P. McCauley

* Original powers of attorney authorizing the Registrant's Secretary and Assistant Secretaries as well as William L. Hutton, and Christopher A. Martin to sign this Registration Statement and Amendments thereto on behalf of the Board of Directors of General American Life Insurance Company were filed with Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 333-53477, on May 1, 2001.

** Original powers of attorney authorizing the Registrant's Secretary and Assistant Secretaries as well as William L. Hutton, and Christopher A. Martin to sign this Registration Statement and Amendments thereto on behalf of the Board of Directors of General American Life Insurance Company were filed with Post-Effective Amendment No. 5 to the Variable Account's Form S-6 Registration Statement, File No. 333-53477, on April 30, 2002.

                                Index to Exhibits

Exhibit Number             Description
--------------             -----------
     3.    (i)             Opinion and Consent of
                           Matthew P. McCauley, Esq.

     3.    (ii)            Opinion and Consent of Karen A.
                           King F.S.A., M.A.A.A.

     6.                    Consent of Sutherland Asbill &
                           Brennan LLP

     11.                   Consents of the Independent Auditors